     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2007

                                                             FILE NO. 333-101927

                                                                       811-08584

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 11                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 139                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2007, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

HARTFORD SELECT LEADERS


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085


[TELEPHONE      1-800-862-6668 (CONTRACT OWNERS)
ICON]
                1-800-862-4397 (ACCOUNT EXECUTIVES)
[COMPUTER       WWW.HARTFORDINVESTOR.COM
ICON]

                                                             [THE HARTFORD LOGO]

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--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase Series II, Series IIR, Series III or Series IV of Hartford Select Leaders variable annuity. Please read it carefully before you purchase your variable annuity. Series II Contracts were issued before January 30, 2004. Series IIR Contracts were issued after January 30, 2004, but before November 15, 2004. Series III Contracts were issued on or after November 15, 2004, but before May 2, 2005. Series IV Contracts are issued on or after May 2, 2005.


The differences between Series II/IIR Contracts, Series III Contracts, and Series IV Contracts are the fees, expenses, and death benefits.


This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X  Flexible, because you may add Premium Payments at any time.

X Generally tax-deferred, which means you may not have to pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: American Funds Insurance Series, Franklin Templeton Variable Insurance Products Trust, MFS(R) Variable Insurance TrustSM, Morgan Stanley Select Dimensions Series, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust. The Funds are described in greater detail in
Section 3.

You may also allocate some or all of your Premium Payment to the Fixed Account, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Account are not segregated from our assets like the assets of the Separate Account.

You should keep this prospectus for your records. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov). You may also obtain a copy of this prospectus and the Statement of Additional Information, as amended from time to time, in a compact disk by contacting us.

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states. Please refer to the "State Variations" discussion in Section 7 for additional information about variations in fees and features based on specific state requirements.

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2007



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2007

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                         PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    6
3. GENERAL CONTRACT INFORMATION                                               10
  The Company                                                                 10
  The Separate Account                                                        10
  The Portfolios                                                              10
  Fixed Account                                                               14
4. PERFORMANCE RELATED INFORMATION                                            15
5. THE CONTRACT                                                               15
   a. Purchases and Contract Value                                            15
   b. Charges and Fees                                                        20
   c. The Hartford's Principal First and The Hartford's Principal             23
   First Preferred
   d. The Hartford's Lifetime Income Builder                                  26
   e. Death Benefits                                                          31
   f. Surrenders                                                              40
   g. Annuity Payouts                                                         42
   h. Other Programs Available                                                45
6. DEFINITIONS                                                                47
7. OTHER INFORMATION                                                          49
   Legal Matters                                                              52
   More Information                                                           53
   Financial Statements                                                       53
   State Variations                                                           53
8. FEDERAL TAX CONSIDERATIONS                                                 54
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      60
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES     APP IV-1
APPENDIX V -- THE HARTFORD'S LIFETIME INCOME BUILDER -- EXAMPLES         APP V-1
APPENDIX VI -- ACCUMULATION UNIT VALUES                                 APP VI-1

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1. HIGHLIGHTS

Below is a summary of some important information about your variable annuity Contract.

A. MAXIMUM ISSUE AGE:

Subject to State variations (see Section 7), the Annuitant, Contract Owner or joint Contract Owner cannot be older than age 85 on the date your Contract is issued. For more information, see Sections 1(h) and 5(a). We, or any broker-dealer, investment adviser, financial adviser, Account Executive or selling firm ("Registered Representative"), may refuse to sell a Contract or any optional benefit to any person based on age and other relevant criteria. Optional benefits are also subject to separate maximum issue ages described in
Section 1(e) below.

B. Initial Investment: To purchase a Contract, you must complete our application or order request and submit it to us for approval with your first Premium Payment. The minimum first Premium Payment must be:

            NON-QUALIFIED CONTRACTS                    QUALIFIED CONTRACTS
--------------------------------------------------------------------------------
                    $1,000                                   $1,000

In some circumstances, if you enroll in the InvestEase(R) Program, we may allow a lower minimum initial investment.

Minimum additional investments must generally be $500 (other than systematic additional investments of as little as $50 from a checking or savings account into your Contract monthly or quarterly made through the InvestEase Program and contract specific variations). Premium Payments may not exceed $1 million without our prior approval. For more information, see Section 5(a).

RIGHT TO EXAMINE PERIOD: For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without a Contingent Deferred Sales Charge. You may be subject to market losses or gains prior to our receipt of your request for cancellation. See "State Variations" in Section 7 for more information.

C. Is the Fixed Account available? /X/ Yes / / No [see Section 3]

D. CONTINGENT DEFERRED SALES CHARGES:

There may be a variety of variable annuity products available for you to purchase from us. These products may range from contracts with no sales charges, front-end or Contingent Deferred Sales Charges, and contracts that offer Payment Enhancements (bonus feature). Other variations among our variable annuities include, among other things, different Mortality and Risk Charges, different investment options, the amount of the minimum initial investment, access to the Fixed Accumulation Feature and the amount of commissions paid to your Registered Representative. The form of Contract you select is specified in your Application. NOT EVERY VARIABLE ANNUITY PRODUCT IS NECESSARILY AVAILABLE FROM YOUR REGISTERED REPRESENTATIVE.

This Contract is subject to a Contingent Deferred Sales Charge when you make a full or partial Surrender of your Contract, subject to certain exceptions. The percentage used to determine your Contingent Deferred Sales Charge is:

YEAR                        1      2      3      4      5      6      7      8
--------------------------------------------------------------------------------
CHARGE                     7%     7%     7%     6%     5%     4%     3%     0%

For more information, see Sections 2, 5(b) and 7.

NURSING HOME SALES CHARGE WAIVER: Should the need arise for the Annuitant, Contract Owner or joint Contract Owner to enter a nursing home or hospital, you can access money from your Contract -- with no Contingent Deferred Sales Charges -- to help pay these expenses. Certain requirements must be met, including:

- The benefit will only apply to Premium Payments made prior to the nursing home or hospital stay;

-   The nursing home or hospital stay must be prescribed by a physician; and

-   The stay in the nursing home or hospital must exceed 180 consecutive days.

See "State Variations" in Section 7 for more information.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you may withdraw annually without a Contingent Deferred Sales Charge.- Years 1-7: 10% of total Premium Payments per Contract year on a non-cumulative basis.- After Year 7: 100% of any earnings, and Premium Payments invested more than 7 years plus 10% of Premium Payments invested for less than 7 years.

While we provide several ways for you to access your money, not all of your Premiums may be easily accessible. For instance, if you are less than 59 1/2 when you make a Surrender, you may have to pay a federal income tax penalty on the money you take out. Your Premiums are also subject to market risk based on the sub-account performance. See Section 1(h) for more information.

E. CONTRACT CHARGES:

- MORTALITY AND EXPENSE RISK CHARGE: 1.45% annually, charged daily from Sub-Account Value.

- ADMINISTRATIVE CHARGE: 0.05% (Series III and Series IV Contracts) or 0.15% (Series II and Series IIR Contracts) annually, charged daily from Sub-Account Value.

- ANNUAL MAINTENANCE FEE: $30, waived for Contract Values of $50,000 and over on the Contract Anniversary or at full Surrender.

- PREMIUM TAXES: These are taxes paid to state or municipal authorities upon authorization and range from 0% to up to 3.5% of Premiums paid.

4

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OPTIONAL BENEFIT CONTRACT CHARGES AND MAXIMUM ISSUE AGES

                                                     MAXIMUM ISSUE AGE
                                            NON-QUALIFIED
                                           PLANS AND ROTH        IRAS/QUALIFIED
         RIDER             ANNUAL CHARGE        IRAS                  PLANS
--------------------------------------------------------------------------------
MAV PLUS*                 0.30%, charged         75                    75
                          daily from
                          Sub-Account
                          Value
THE HARTFORD'S PRINCIPAL  0.50%, charged         85                    80
FIRST                     daily from
                          Sub-Account
                          Value, maximum
                          charge 0.75%
THE HARTFORD'S PRINCIPAL  0.20%, charged         85                    70
FIRST PREFERRED           daily from
                          Sub-Account
                          Value
THE HARTFORD'S LIFETIME   0.40%, charged         75                    75
INCOME BUILDER            annually from
                          Benefit Amount
                          (as compared to
                          Sub-Account
                          Value), maximum
                          charge of 0.75%

*   Please see Section 7 for State variations of this benefit.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values. See Section 5(b) for more information.

F. ANNUITY PAYOUT OPTIONS: You must begin to take Annuity Payouts by the later of the Annuitant's 90th birthday or the end of the 10th Contract Year. Your Annuity Payout Options are:

- Payments for a Period Certain                  - Life Annuity with Payments
                                                 for a Period Certain
- Life Annuity                                   - Joint and Last Survivor
                                                 Annuity
- Life Annuity with a Cash Refund                - Joint and Last Survivor
                                                 Annuity with Payments for a
                                                 Period Certain

G. DEATH BENEFITS: A Death Benefit is the amount we will pay if the Annuitant, Contract Owner, or joint Contract Owner dies before we begin to make Annuity Payouts. All Death Benefits are calculated when we receive a certified death certificate or other legal document acceptable to us. The Death Benefit issued with your Contract is based on the age of the Annuitant, Contract Owner or joint Contract Owner on the date the Contract is issued. You may also choose to add an optional Death Benefit to your Contract for an additional charge. See Section 5(e) for more information.

STANDARD DEATH BENEFITS -- AVAILABLE FOR NO ADDITIONAL CHARGE

-   PREMIUM SECURITY DEATH BENEFIT (ISSUE AGES 0 - 80): The highest of

(i)  Contract Value,

(ii) total Premium Payments adjusted for Surrenders, or

(iii) Maximum Anniversary Value or your Contract Value plus 25% of your Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death), whichever is less.

  Once issued, this Death Benefit doesn't change for as long as you own your Contract.

-   ASSET PROTECTION DEATH BENEFIT (ISSUE AGES 81-85): The highest of:

(i)  Contract Value, or

(ii) Premium Payments adjusted for Surrenders or Contract Value plus 25% of Premium Payments adjusted for Surrenders (excluding Premium Payments we receive within 12 months of death), whichever is less.

STANDARD DEATH BENEFIT -- IF YOU ELECT THE HARTFORD'S LIFETIME INCOME BUILDER

- The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit replaces the standard Death Benefit. This Death Benefit guarantees that we will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value as of the date proof of death is received by us.

OPTIONAL DEATH BENEFIT -- AVAILABLE FOR AN ADDITIONAL DAILY CHARGE EQUAL TO 0.30% ANNUALLY

- MAV PLUS -- Subject to State variations, if you elect MAV Plus, the benefit that we pay upon death will be the greater of the Premium Security Death Benefit and the greatest of (i) the Standard Death Benefit; (ii) Maximum Anniversary Value; or (iii) the Earnings Protection Benefit. In states where MAV Plus Death Benefit is not available, we offer the "MAV Death Benefit." See Sections 2, 5(b), 5(e) and 7 for more information.

H. THINGS TO CONSIDER BEFORE YOU BUY A VARIABLE ANNUITY

You should work with a Registered Representative that you trust (along with a family member or friend, if needed), read all sales and disclosure materials thoroughly, and ask questions to ensure that you understand what you are buying. Owning an annuity represents a long-term financial commitment that can offer real benefits. However, a variable annuity may not be right for everyone. BEFORE YOU INVEST, YOU SHOULD THEREFORE CONSIDER AMONG OTHER THINGS:

- How long you intend to hold the variable annuity (also referred to as investment time horizon).

- Whether you can afford to make Premium Payments based on your other assets and income.

- Whether you thoroughly understand how this product works and how charges may affect your investments.

- Whether you are able to accept market fluctuations based on underlying Fund performance.

- Whether you have a need for tax-deferral, lifetime income and/or a guaranteed withdrawal benefit or a death benefit.

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-   Whether investing in a variable annuity through any form of qualified plan or IRA may be the right investment decision even though a variable annuity will provide no additional tax advantages.

- Whether you have a need for long-term income, tax deferral or a death benefit (especially if you are an older person).

- You should not invest in this variable annuity if you want to make frequent Sub-Account transfers.

- While we provide several ways for you to access your money, not all of your Premium Payments may be easily accessible. For instance, if you are less than 59 1/2 when you make a Surrender, you may have to pay a federal income tax penalty on some or all of the money you take out.

- Changing the ownership of your Contract may have adverse tax consequences and can result in the recalculation of your benefits.

-   Asset-based fees, also known as service

For more information about variable annuities, see http://www.nasd.com/web/idcplg?IdcService=SS_GET_PAGE&nodeId=1232

I. WILL MY REGISTERED REPRESENTATIVE BE PAID A COMMISSION OR RECEIVE ANY TYPE OF A COMPENSATION FOR SELLING THIS VARIABLE ANNUITY?

We pay an up-front commission of up to 7% and trail commissions will generally not be more than 1% of your Contract Value. Commissions vary based on the type of Contract sold. We also provide various promotional incentives to induce Financial Intermediaries to promote our products over others. This could create an incentive for your Registered Representative to recommend products that best compensate them rather than ones that may meet your needs. We encourage you to check with your Registered Representative about whether they are working on a fee-based or commission-based compensation arrangement. See Section 7 for more information.

6

-------------------------------------------------------------------------------

2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                     None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
 First Year (2)                                                                                               7%
  Second Year                                                                                                 7%
  Third Year                                                                                                  7%
  Fourth Year                                                                                                 6%
  Fifth Year                                                                                                  5%
  Sixth Year                                                                                                  4%
  Seventh Year                                                                                                3%
  Eighth Year                                                                                                 0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See Section 5(b) for more information.

(2)  Length of time from each Premium Payment.


CONTRACT OWNER PERIODIC EXPENSES


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


                                                                                                      SERIES III AND IV
-----------------------------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                                                                       $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
 Mortality and Expense Risk Charge                                                                             1.45%
  Administrative Charge                                                                                        0.05%
  Total Separate Account Annual Expenses                                                                       1.50%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
 MAV Plus Death Benefit Charge (4)                                                                             0.30%
  The Hartford's Principal First Charge (5)(6)                                                                 0.75%
  The Hartford's Principal First Preferred Charge (5)                                                          0.20%
  Total Separate Account Annual Expenses with optional benefit Separate Account charges (7)                    2.55%
OPTIONAL CHARGES (as a percentage of the Benefit Amount)
 The Hartford's Lifetime Income Builder Charge (as a percentage of the Benefit Amount) (5)(6)(8)               0.75%

-------------------------------------------------------------------------------

                                                                                                        SERIES II &
                                                                                                         SERIES IIR
----------------------------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                                                                         $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)                            1.45%
 Mortality and Expense Risk Charge
  Administrative Charge                                                                                          0.15%
  Total Separate Account Annual Expenses                                                                         1.60%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)                                            0.30%
 MAV/EPB Death Benefit Charge (4)
  The Hartford's Principal First Charge (5)(6)                                                                   0.75%
  The Hartford's Principal First Preferred Charge (5)                                                            0.20%
  Total Separate Account Annual Expenses with optional benefit Separate Account charges (7)                      2.65%
OPTIONAL CHARGES (as a percentage of the Benefit Amount)                                                         0.75%
 The Hartford's Lifetime Income Builder (as a percentage of the Benefit Amount) (5)(6)(8)

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4)  See "State Variations" under Section 7 for additional information.

(5) You may choose only one of the following: The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder.

(6) While the maximum charges for The Hartford's Lifetime Income Builder and The Hartford's Principal First are 0.75%, the current fees for these benefits are 0.40% and 0.50%, respectively. These fees may increase on or after the 5th anniversary of election subject to restrictions. See Sections 5(c) and 5(d) for additional information.

(7) Total Separate Account Annual Expenses with optional Separate Account based charges includes charges for the highest combination of optional charges excluding The Hartford's Lifetime Income Builder charges. In addition to separate account benefit charges, you may also incur Benefit Amount based charges if you elect the Hartford's Lifetime Income Benefit.

(8) The annual charge is deducted on each Contract Anniversary or upon Surrender. If you Surrender your Contract prior to your first Contract Anniversary from the initial offering of this rider, we reserve the right to waive the rider charge.

THE NEXT ITEM TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.52%              1.73%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

8

-------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, WE ASSUME A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, WE WAIVE THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


Series III and IV Contracts


(1)  If you Surrender your Contract at the end of the applicable time period:


3 year                                                                    $1,115
3 years                                                                   $2,033
5 years                                                                   $2,766
10 years                                                                  $4,616


(2)  If you annuitize at the end of the applicable time period:


3 year                                                                      $346
3 years                                                                   $1,257
5 years                                                                   $2,175
10 years                                                                  $4,507


(3)  If you do not Surrender your Contract:


3 year                                                                      $452
3 years                                                                   $1,363
5 years                                                                   $2,282
10 years                                                                  $4,616

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Series II and IIR Contracts

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                                    $1,110
3 years                                                                   $2,019
5 years                                                                   $2,743
10 years                                                                  $4,574


(2)  If you annuitize at the end of the applicable time period:


1 year                                                                   $341 457
3 years                                                                   $1,242
5 years                                                                   $2,151
10 years                                                                  $4,464


(3)  If you do not Surrender your Contract:


1 year                                                                      $447
3 years                                                                   $1,348
5 years                                                                   $2,259
10 years                                                                  $4,574


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" in Section 5. Please refer to Appendix VI for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

10

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3. GENERAL CONTRACT INFORMATION


THE COMPANY



We are stock life insurance companies engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States, except New York, and in the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT


The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or us. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:


- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business we may conduct. However, all obligations under the Contract are our general corporate obligations.

- Is not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to our other income, gains or losses.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


THE PORTFOLIOS



FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
SERIES
 AMERICAN FUNDS GLOBAL     Seeks to make your         Capital Research and
  GROWTH FUND -- CLASS 2   investment grow over time  Management Company
                           by investing primarily in
                           common stocks of
                           companies located around
                           the world.
 AMERICAN FUNDS GLOBAL     Seeks to make your         Capital Research and
  SMALL CAPITALIZATION     investment grow over time  Management Company
  FUND -- CLASS 2          by investing primarily in
                           stocks of smaller
                           companies located around
                           the world.
 AMERICAN FUNDS GROWTH     Seeks to make your         Capital Research and
  FUND -- CLASS 2          investment grow by         Management Company
                           investing primarily in
                           common stocks of
                           companies that appear to
                           offer superior
                           opportunities for growth
                           of capital.
 AMERICAN FUNDS            Seeks to make your         Capital Research and
  GROWTH-INCOME FUND --    investment grow and        Management Company
  CLASS 2                  provide you with income
                           over time by investing
                           primarily in common
                           stocks or other
                           securities that
                           demonstrate the potential
                           for appreciation and/or
                           dividends.

-------------------------------------------------------------------------------


FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 AMERICAN FUNDS            Seeks to make your         Capital Research and
  INTERNATIONAL FUND --    investment grow over time  Management Company
  CLASS 2                  by investing primarily in
                           common stocks of
                           companies located outside
                           the United States.
FRANKLIN TEMPLETON
VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN SMALL-MID CAP    Long-term capital growth   Franklin Advisers, Inc.
  GROWTH SECURITIES FUND
  -- CLASS 2 (1)
 FRANKLIN STRATEGIC        High level of current      Franklin Advisers, Inc.
  INCOME SECURITIES FUND   income, with capital
  -- CLASS 1               appreciation over the
                           long term as a secondary
                           goal
 MUTUAL SHARES SECURITIES  Capital appreciation,      Franklin Mutual Advisers, LLC
  FUND -- CLASS 2          with income as a
                           secondary goal
 TEMPLETON DEVELOPING      Long-term capital          Templeton Asset Management
  MARKETS SECURITIES FUND  appreciation               Ltd.
  -- CLASS 1
 TEMPLETON GROWTH          Long-term capital growth   Templeton Global Advisors
  SECURITIES FUND --                                  Limited
  CLASS 2                                             Sub-advised by Templeton Asset
                                                      Management Ltd.
MFS(R) VARIABLE INSURANCE
TRUST
 MFS(R) CORE EQUITY        Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS
  (2)
 MFS(R) EMERGING GROWTH    Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS
 MFS(R) INVESTORS GROWTH   Capital appreciation       MFS Investment Management(R)
  STOCK SERIES -- INITIAL
  CLASS
 MFS(R) INVESTORS TRUST    Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS
 MFS(R) TOTAL RETURN       Total return               MFS Investment Management(R)
  SERIES -- INITIAL CLASS
MORGAN STANLEY SELECT
DIMENSIONS INVESTMENT
SERIES
 MORGAN STANLEY --         Capital growth with        Morgan Stanley Investment
  BALANCED GROWTH          reasonable current income  Advisors Inc.
  PORTFOLIO -- CLASS Y
 MORGAN STANLEY --         Long-term capital growth   Morgan Stanley Investment
  CAPITAL OPPORTUNITIES                               Advisors Inc.
  PORTFOLIO -- CLASS Y
 MORGAN STANLEY --         Long-term capital growth   Morgan Stanley Investment
  DEVELOPING GROWTH                                   Advisors Inc.
  PORTFOLIO -- CLASS Y
 MORGAN STANLEY --         Reasonable current income  Morgan Stanley Investment
  DIVIDEND GROWTH          and long-term growth of    Advisors Inc.
  PORTFOLIO -- CLASS Y     income and capital
 MORGAN STANLEY --         High level of total        Morgan Stanley Investment
  EQUALLY-WEIGHTED S&P     return on its assets       Advisors Inc.
  500 PORTFOLIO -- CLASS   through a combination of
  Y                        capital appreciation and
                           current income
 MORGAN STANLEY --         High level of current      Morgan Stanley Investment
  FLEXIBLE INCOME          income. A secondary        Advisors Inc.
  PORTFOLIO -- CLASS Y     objective is to maximize
                           total return, but only to
                           the extent consistent
                           with primary objective
 MORGAN STANLEY -- FOCUS   Long-term capital growth   Morgan Stanley Investment
  GROWTH PORTFOLIO --      consistent with an effort  Advisors Inc.
  CLASS Y (3)              to reduce volatility

12

-------------------------------------------------------------------------------


FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 MORGAN STANLEY -- GLOBAL  Total return through       Morgan Stanley Investment
  EQUITY PORTFOLIO --      long-term capital growth   Advisors Inc.
  CLASS Y                  and to a lesser extent
                           from income
 MORGAN STANLEY -- GROWTH  Long-term growth of        Morgan Stanley Investment
  PORTFOLIO -- CLASS Y     capital                    Advisors Inc.
 MORGAN STANLEY -- MONEY   High current income,       Morgan Stanley Investment
  MARKET PORTFOLIO --      preservation of capital    Advisors Inc.
  CLASS Y                  and liquidity
 MORGAN STANLEY --         Capital appreciation and   Morgan Stanley Investment
  UTILITIES PORTFOLIO --   current income             Advisors Inc.
  CLASS Y+
THE UNIVERSAL
INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF CORE    Above-average total        Morgan Stanley Investment
  PLUS FIXED INCOME        return over a market       Management Inc.
  PORTFOLIO -- CLASS I     cycle of three to five
                           years by investing
                           primarily in a
                           diversified portfolio of
                           fixed income securities.
 VAN KAMPEN -- UIF         High total return by       Morgan Stanley Investment
  EMERGING MARKETS DEBT    investing primarily in     Management Inc.
  PORTFOLIO -- CLASS I     fixed income securities
                           of government and
                           government-related
                           issuers and, to a lesser
                           extent, of corporate
                           issuers in emerging
                           market countries.
 VAN KAMPEN -- UIF         Long-term capital          Morgan Stanley Investment
  EMERGING MARKETS EQUITY  appreciation by investing  Management Inc. Sub-advised by
  PORTFOLIO -- CLASS I     primarily in               Morgan Stanley Investment
                           growth-oriented equity     Management Company
                           securities of issuers in
                           emerging market
                           countries.
 VAN KAMPEN -- UIF EQUITY  Capital appreciation and   Morgan Stanley Investment
  AND INCOME PORTFOLIO --  current income             Management Inc.
  CLASS II
 VAN KAMPEN -- UIF GLOBAL  Long-term capital          Morgan Stanley Investment
  FRANCHISE PORTFOLIO --   appreciation               Management Inc. Sub-advised by
  CLASS II                                            Morgan Stanley Investment
                                                      Management Limited
 VAN KAMPEN -- UIF HIGH    Above-average total        Morgan Stanley Investment
  YIELD PORTFOLIO --       return over a market       Management Inc.
  CLASS I                  cycle of three to five
                           years by investing
                           primarily in a
                           diversified portfolio of
                           high yield securities.
 VAN KAMPEN -- UIF SMALL   Long-term capital          Morgan Stanley Investment
  COMPANY GROWTH           appreciation by investing  Management Inc.
  PORTFOLIO -- CLASS II    primarily in
                           growth-oriented equity
                           securities of small
                           companies.
 VAN KAMPEN -- UIF U.S.    Above-average total        Morgan Stanley Investment
  MID CAP VALUE PORTFOLIO  return over a market       Management Inc.
  -- CLASS I               cycle of three to five
                           years by investing
                           primarily in common
                           stocks and other equity
                           securities.
VAN KAMPEN LIFE
INVESTMENT TRUST
 VAN KAMPEN LIT            Capital growth             Van Kampen Asset Management
  AGGRESSIVE GROWTH
  PORTFOLIO -- CLASS II
 VAN KAMPEN LIT COMSTOCK   Capital growth and income  Van Kampen Asset Management
  PORTFOLIO -- CLASS II    through investments in
                           equity securities,
                           including common stocks,
                           preferred stocks and
                           securities convertible
                           into common and preferred
                           stocks.
 VAN KAMPEN LIT            Capital appreciation       Van Kampen Asset Management
  ENTERPRISE PORTFOLIO --  through investments in
  CLASS II                 securities believed by
                           the Portfolio's
                           investment adviser to
                           have above average
                           potential for capital
                           appreciation.

-------------------------------------------------------------------------------


FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 VAN KAMPEN LIT            Provide investors with     Van Kampen Asset Management
  GOVERNMENT PORTFOLIO --  high current return
  CLASS II                 consistent with
                           preservation of capital
 VAN KAMPEN LIT GROWTH     Long-term growth of        Van Kampen Asset Management
  AND INCOME PORTFOLIO --  capital and income
  CLASS II
 VAN KAMPEN LIT STRATEGIC  Capital appreciation       Van Kampen Asset Management
  GROWTH PORTFOLIO --
  CLASS II



+ Closed to Contracts issued on or after May 3, 2004.



NOTES



(1)  Formerly Franklin Small Cap Fund



(2)  Formerly MFS(R) Capital Opportunities Series -- Initial Class



(3)  Formerly Morgan Stanley -- American Opportunities Portfolio -- Class Y


Each Fund has varying degrees of risk depending on their portfolio. Funds are also subject to separate fees and expenses such as portfolio management fees, distribution fees, operating expenses and sales charges that affect investment returns. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING.

We do not guarantee the investment results of any of the underlying Funds.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding.

Certain underlying funds may also be held to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to the affected Funds. See Section 8 for more information.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. We may liquidate one or more Sub-Accounts if the board of directors of any underlying Fund determine that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.


We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If

14

-------------------------------------------------------------------------------

we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Mentor Investment Advisors, LLC, Fidelity Distributors Corporation, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to, among other things, provide administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $125.0 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCOUNT

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCOUNT OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Account become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Account are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Account at a rate that meets your State's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable State insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Account on a "first-in first-out" basis. The Fixed Account interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED

-------------------------------------------------------------------------------

ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Account at any time in our sole discretion. We may close the Fixed Account to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Account available only through enrollment in a program that we establish.

4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Separate Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

16

-------------------------------------------------------------------------------

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

This prospectus describes four versions of the Contract. Series II Contracts were issued before January 30, 2004. Series IIR contracts were issued after January 30, 2004, but before November 19, 2004. Series III Contracts were issued on or after November 19, 2004, but before May 2, 2005. Series IV Contracts are issued on or after May 2, 2005.

HOW DO I PURCHASE A CONTRACT?


You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.



To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.



The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.



Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.



Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.



You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.


HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our actual receipt at our Administrative Offices of a properly completed application or an order request and the Premium Payment in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?


If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel you Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.



Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.


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HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Account and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.


WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?



Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.



In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.


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EXAMPLES



TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth            Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number of       Yes
other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to any       Yes
number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account



SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.



We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.



THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007) -- Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.



We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.



We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.


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                                                                          19

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FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007) -- You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.



We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.



Fund abusive trading policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.



- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,



- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.



- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.



Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.



FIXED ACCOUNT FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Account Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).



FIXED ACCOUNT FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:



- 30% of the greatest Contract Value in the Fixed Account Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or


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20

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-   An amount equal to your largest previous transfer from the Fixed Account
    Feature in any one Contract Year.



We apply these restrictions to all transfers from the Fixed Account Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.



If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.



We may defer transfers and Surrenders from the Fixed Account Feature for up to 6 months from the date of your request.



You must wait 6 months after your most recent transfer from the Fixed Account Feature before moving Sub-Account Values back to the Fixed Account Feature. If you make systematic transfers from the Fixed Account Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account Feature.


TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of any Valuation Day on the day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

B. CHARGES AND FEES

Specific charges and fees are described in the Highlights Section.

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Account Executives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis. Only Premium Payments invested for less than the requisite holding period are subject to a Contingent Deferred Sales Charge.

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                                                                          21

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For the examples below, assume that you made an initial Premium Payment of
$10,000 and, on the fourth Contract Anniversary, you made an additional Premium Payment of $20,000.

In Contract Year 6, when your Contract Value is $34,000, you make a partial Surrender of $15,000. Because the initial premium is still subject to a Contingent Deferred Sales Charge, we will determine the Contingent Deferred Sales Charge for your partial surrender as follows:

- We will Surrender 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $2,000, or $140.

-   Your Contingent Deferred Sales Charge is $540.

In Contract Year 8 (i.e., when the initial Premium Payment is no longer subject to a Contingent Deferred Sales Charge) when your Contract Value is $37,000, you make a partial Surrender of $25,000. Because the initial Premium Payment of $10,000 is not subject to a Contingent Deferred Sales Charge, but the additional Premium Payment of $20,000 is, we will determine the Contingent Deferred Sales Charge for your partial surrender as follows:

- We will first surrender earnings, which is the Contract Value ($37,000) less your Premium Payments ($30,000), or $7,000.

- We will next surrender Premium Payments not subject to Contingent Deferred Sales Charges. Therefore, the next $10,000 will be from the surrender of the initial Premium Payment, which has no Contingent Deferred Sales Charge.

- We will next surrender the Annual Withdrawal Amount, which is 10% of the Premium Payments subject to a Contingent Deferred Sales Charge, or $2,000, without charging a Contingent Deferred Sales Charge.

- The final $6,000 will be surrendered from the additional Premium Payment. The Contingent Deferred Sales Charge is 6% of the amount of that premium that is surrendered, or $360.

-   Your Contingent Deferred Sales Charge is $360.

If you have any questions about these charges, please contact us or your Registered Representative.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Annual Withdrawal Amount -- During the Contract Years when a Contingent Deferred Sales Charge applies, you may take partial Surrenders up to 10% of the total Premium Payments subject to a Contingent Deferred Sales Charge. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

-   have owned the Contract continuously since it was issued,

-   provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.

This waiver may not be available in all states.

- Upon death of the Annuitant, or any Contract Owner -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or any Contract Owner dies.

- Upon Annuitization -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- For The Hartford's Principal First Benefit Payments -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

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22

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-   For The Hartford's Principal First Preferred Benefit Payments -- If your
    Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- For The Hartford's Lifetime Income Builder Payments -- If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment or Lifetime Benefit Payment amount as the case may be.

- For Required Minimum Distributions -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments -- We will waive Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct for Series II, Series IIR, Series III and Series IV Contracts a daily charge at an annual rate specified above. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge for Series II and Series IIR Contracts at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and the annuity phases of the Contract. For Series III Contracts and Series IV Contracts, we apply a daily charge at the rate of 0.5% per year against all Contract Values held in the Separate Account during both the accumulation and the annuity phases of the Contract. There is not necessarily a

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relationship between the amount of administrative charge imposed on a Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

CHARGES FOR OPTIONAL BENEFITS

- MAV Plus or MAV/EPB Death Benefit Charge -- You may elect an optional Death Benefit called "MAV Plus Death Benefit" or "MAV/EPB Death Benefit," subject to state availability for an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may only elect this benefit at the time you purchase your Contract. This optional death benefit is only available for Series IV Contracts.

- The Hartford's Principal First Charge -- The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time.

- The Hartford's Principal First Preferred Charge -- The Hartford's Principal First Preferred is an option that can be elected for an additional annual charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. We will continue to deduct the charge until we begin to make Annuity Payouts or when you cancel the rider. You may elect the annuitization option at any time. You may elect to cancel this rider after the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract.

- The Hartford's Lifetime Income Builder Charge -- The Hartford's Lifetime Income Builder is an option that can be elected at an additional charge based on your then current Benefit Amount. This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

  We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase The Hartford's Lifetime Income Builder charge on any Contract Anniversary, you will receive advance notice of the increase and will be given the opportunity to suspend the charge increase. If you suspend The Hartford's Lifetime Income Builder charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. In the case of a Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

C. THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

ELECTING THE HARTFORD'S PRINCIPAL FIRST OR THE HARTFORD'S PRINCIPAL FIRST PREFERRED

You may elect either The Hartford's Principal First or The Hartford's Principal First Preferred. This means if you elect The Hartford's Principal First you will never be able to elect The Hartford's Principal First Preferred. Likewise, if you elect The Hartford's Principal First Preferred you will never be able to elect The Hartford's Principal First.

For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older and The Hartford's Principal First Preferred if the Contract Owner or Annuitant is age 71 or older.

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Once you elect The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.

You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract. If you cancel The Hartford's Principal First Preferred, all Benefit Payments and charges for The Hartford's Principal First Preferred will terminate. Once The Hartford's Principal First Preferred is cancelled it cannot be reinstated. If you do not cancel it, we will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts.


Whether you elect either The Hartford's Principal First or The Hartford's Principal First Preferred, a company-sponsored exchange will not be considered to be a revocation or termination of either benefit.


OVERVIEW

The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elect your optional benefit. The amount that is protected is your "Benefit Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.

DETERMINING YOUR BENEFIT AMOUNT

The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elect your optional benefit. If you elect your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

-   Your Benefit Amount can never be more than $5 million.

-   Your Benefit Amount is reduced as you take withdrawals.

Once the initial Benefit Amount has been determined, we calculate the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is 7% or 5% of your Benefit Amount for The Hartford's Principal First and The Hartford's Principal First Preferred, respectively.

BENEFIT PAYMENTS

Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.

If you elect your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish your optional benefit any time after you purchase your Contract, we count the first year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.

Benefit Payments can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of your New Contract Value. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of your New Contract Value.

- If the New Contract Value is less than the New Benefit Amount, your New Benefit Amount is then equal to the New Contract Value. We have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively. If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

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If you change the ownership or assign this Contract to someone other than your spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

SURRENDERING YOUR CONTRACT

You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annuity payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

ANNUITIZING YOUR CONTRACT

If you elect The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.

Under both of these Annuity Payout Options, we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option whichever is applicable or any of the death benefit options offered in your Contract.

If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary.

THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.


We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.



You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:



- We will accept requests for a step-up in writing, verbally or electronically, if available.



- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your


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  understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.



- We will not accept any written election request received more than 30 days prior to an election date.



- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.



- If an election form is received in good order within the 30 days prior to an election date, the "step up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.



- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.



- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.


THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS


We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.



REQUIRED MINIMUM DISTRIBUTIONS


Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

For purposes of The Hartford's Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.

OTHER INFORMATION

The Hartford's Principal First and The Hartford's Principal First Preferred may not be available in all states or through all broker-dealers.

We reserve the right to treat all Contracts issued to you by us or one of our affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you purchase two Contracts from us in any twelve month period and elect either The Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."

D. THE HARTFORD'S LIFETIME INCOME BUILDER

OVERVIEW

The Hartford's Lifetime Income Builder is an optional rider that is intended to help protect your Contract investment from poor market performance. The Hartford's Lifetime Income Builder provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, The Hartford's Lifetime Income Builder is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS:a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner(s) if the oldest Owner(s) (or Annuitant if the contract owner is a trust) is age 60 or older. You may elect to receive either a Benefit Payment or a Lifetime Benefit Payment at one time. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; or

- GUARANTEED MINIMUM DEATH BENEFIT a Death Benefit equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. The Death Benefit is payable at the death of any Contract Owner or Annuitant. DEPLETING THE BENEFIT AMOUNT BY TAKING WITHDRAWAL BENEFITS OR SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT.

ELECTING THE HARTFORD'S LIFETIME INCOME BUILDER

You may elect The Hartford's Lifetime Income Builder only at the time of purchase and once you do so, your choice is irrevocable. However, a Company sponsored exchange of this rider will not be considered to be a revocation or termination of this rider. The benefits comprising The Hartford's Lifetime Income Builder may not be purchased separately.

The Hartford's Lifetime Income Builder is only available if the oldest Contract Owner or Annuitant is age 75 or younger at Contract issue.

If you elect The Hartford's Lifetime Income Builder, you may not elect The Hartford's Principal First or The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit will replace the Premium Security Death Benefit as the standard Death Benefit.

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DETERMINING YOUR BENEFIT AMOUNT

The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of any subsequent Premium Payments and automatic Benefit Amount increases. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value, and subtract 1. In no event will this ratio be less than 0% or greater than 10%. Automatic Benefit Amount increases will continue until the Contract Anniversary immediately following the oldest Owner's or Annuitant's 75th birthday.

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  the Contract Value immediately following the Surrender; or

        (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount Limits. Your Benefit Amount cannot be less than $0 or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under The Hartford's Lifetime Income Builder.

If your automatic Benefit Amount increases have been suspended as a result of your declining a fee increase, you will have the option to elect the automatic Benefit Amount increase again 30 days prior to each Contract Anniversary at the then current charge. If you decide to elect the automatic Benefit Amount increase on a future Contract Anniversary, we will thereafter resume automatic Benefit Amount increases.

Since the Benefit Amount is a central source for both benefits under The Hartford's Lifetime Income Builder, taking withdrawals will ultimately lessen or eliminate the Guaranteed Minimum Death Benefit.

Please refer to the Examples included in Appendix VI for a more complete description of these effects.

WITHDRAWAL BENEFIT

The following Section describes both BENEFIT PAYMENTS and LIFETIME BENEFIT PAYMENTS which together comprise the Withdrawal Benefit.

BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender times 5%.

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If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase times 5%.

If Surrenders are less than or equal to the Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

LIFETIME BENEFIT PAYMENT

Under this option, Surrenders may be taken as a Lifetime Benefit Payment that is initially set equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the oldest Owner's 60th birthday or 5% of the initial Benefit Amount if the oldest Owner is 60 or older at the rider's effective date. In other words, you may elect to go from Benefit Payments to Lifetime Benefit Payments once the oldest Contract Owner turns 60 provided that your Contract Value at the time of election is greater than zero. The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

Lifetime Benefit Payments can be divided up and taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the oldest Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender times 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Contract Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the oldest Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated on the next Contract Anniversary to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the oldest Contract Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the oldest Contract Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the oldest Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase times 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the contract and pay the Surrender Value.

Please refer to the Examples included in Appendix VI for a more complete description of these effects.

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SURRENDERING YOUR CONTRACT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request this Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under The Hartford's Lifetime Income Builder.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, we will issue a payout annuity. If the Contract Owner is a natural person we will treat the Contract Owner(s) as the Annuitant(s) for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either The Hartford's Lifetime Income Builder Fixed Period Certain Payout or The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout Option described in the Annuity Payout Section. The election is irrevocable. You may elect to defer the Annuity Commencement Date until you are eligible for The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout, described below.

GUARANTEED MINIMUM DEATH BENEFIT PROVISION

The Hartford's Lifetime Income Builder includes a Guaranteed Minimum Death Benefit ("GMDB") that replaces the standard Premium Security Death Benefit described in this prospectus. This Death Benefit guarantees that we will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us. IF THE CONTRACT VALUE IS ZERO AS OF THE DATE THAT DUE PROOF OF DEATH IS RECEIVED BY US, THERE WILL BE NO DEATH BENEFIT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER.

OWNERSHIP CHANGE

We reserve the right to approve all ownership changes. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under The Hartford's Lifetime Income Builder so long as the change in ownership does not affect the life on which the Contract is based and does not result in a change in the tax identification number under the Contract.

Any ownership change made prior to the first Contract Anniversary will have no impact on The Hartford's Lifetime Income Builder rider or the benefits thereunder as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the oldest Owner(s) or Annuitant after the change are less than age 76 at the time of the change will automatically result in either (A) or (B):

    (A) If The Hartford's Lifetime Income Builder rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate. The charge will discontinue.

    (B) If The Hartford's Lifetime Income Builder rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

If the oldest Owner(s) or Annuitant is age 76 or greater at the time of an ownership change, The Hartford's Lifetime Income Builder rider will continue with respect to the Guaranteed Minimum Death Benefit only and the Withdrawal Benefit will terminate. The Guaranteed Minimum Death Benefit will be modified to equal Contract Value only. The Hartford's Lifetime Income Builder charge will terminate.

In addition, we reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value according to an asset allocation model or to allocate your Contract Value to a fund-of-funds Sub-Account. If you violate the restrictions, then the rider, its benefits and its charges will terminate.

SPOUSAL CONTRACT CONTINUATION

If the Contract Owner dies and the Beneficiary is the deceased Contract Owner's spouse at the time of death, the spouse may continue the Contract, and we will adjust the Contract Value to the Death Benefit value (the greater of the Death Benefit and the Benefit Amount).

If the spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

    (A) If The Hartford's Lifetime Income Builder is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate. The charge will discontinue.

    (B) If The Hartford's Lifetime Income Builder is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

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30

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If the spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, The Hartford's Lifetime Income Builder will continue with respect to the Guaranteed Minimum Death Benefit only and the Withdrawal Benefit will terminate. The Guaranteed Minimum Death Benefit will be modified to equal Contract Value only. The Hartford's Lifetime Income Builder charge will terminate.

In addition, we reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value according to an asset allocation model or to allocate your Contract Value to a fund-of-funds Sub-Account. If you violate the restrictions, then the rider, its benefits and its charges will terminate.

ANNUITY COMMENCEMENT DATE

If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

OTHER INFORMATION

The Hartford's Lifetime Income Builder may not be available in all states or through all broker-dealer firms.

For purposes of determining the Benefit Amount under The Hartford's Lifetime Income Builder, we reserve the right to treat one or more Contracts issued by us to you with The Hartford's Lifetime Income Builder in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

The Hartford's Lifetime Income Builder may not be appropriate for all investors. Several factors, among others, should be considered:

- Inasmuch as these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. IF THE CONTRACT VALUE IS ZERO AS OF THE DATE THAT DUE PROOF OF DEATH IS RECEIVED BY US, THERE WILL BE NO DEATH BENEFIT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing The Hartford's Lifetime Income Builder rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to underlying Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Purchasing The Hartford's Lifetime Income Builder rider is a one time only event and cannot be undone later. If you elect The Hartford's Lifetime Income Builder you will also forfeit other benefits such as The Hartford's Principal First and The Hartford's Principal First Preferred. A comparison table is provided below for ease of reference.

- Withdrawals are taxable as ordinary income to the extent of earnings and may also be subject to a 10% federal income tax penalty. Such withdrawals may have state income tax implications.

- Spouses who are not a joint Owner or a Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner-spouse. Continuation of all of the options available in The Hartford's Lifetime Income Builder is dependent upon its availability at the time of death of the first Contract Owner-spouse and will be subject to then prevailing charges.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option but will not be subject to automatic Benefit Amount increases.

-   Certain ownership changes may result in a reduction of benefits.

-   We may not allow assignments under The Hartford's Lifetime Income Builder.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification.

For examples on how The Hartford's Lifetime Income Builder is calculated, please see Appendix VI.

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KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST, THE HARTFORD'S PRINCIPAL
FIRST PREFERRED AND THE HARTFORD'S LIFETIME INCOME BUILDER


                                                                 THE HARTFORD'S PRINCIPAL              THE HARTFORD'S LIFETIME
      FEATURES           THE HARTFORD'S PRINCIPAL FIRST               FIRST PREFERRED                      INCOME BUILDER
------------------------------------------------------------------------------------------------------------------------------------
Charge                 0.50% of Sub-Account Value           0.20% of Sub-Account Value           0.40% of the Benefit Amount
Benefit Payment        7% of Benefit Amount                 5% of Benefit Amount                 5% of highest Benefit Amount
Revocability           - Irrevocable                        - Revocable anytime after the 5th    - Irrevocable
                       - Charge continues to be deducted    Contract Year or the 5th             - Charge continues to be deducted
                       until we begin to make annuity       Anniversary of the date you added    until we begin to make Annuity
                       payouts                              The Hartford's Principal First       Payouts
                                                            Preferred to your Contract
                                                            - Charge continues to be deducted
                                                            until we begin to make annuity
                                                            payout or charge will terminate if
                                                            The Hartford's Principal First
                                                            Preferred is cancelled
Step Up                - After the 5th Contract Year,       - Not Available                      - Annual, automatically calculated,
                       every five years thereafter, if                                           unless opted out
                       elected
Lifetime Benefit       - Not Available                      - Not Available                      - Available
Payments
Death Benefit          - Premium Security or Asset          - Premium Security or Asset          - The Hartford's Lifetime Income
                       Protection Death Benefit             Protection Death Benefit             Builder Guaranteed Minimum Death
                                                                                                 Benefit
Maximum Issue Age      - Non-Qualified & Roth IRA -- Age    - Non-Qualified & Roth IRA -- Age    - Non-Qualified/Roth IRA -- Age 75
                       85                                   85                                   - IRA/qualified -- Age 75
                       - IRA/Qualified -- Age 80            - IRA/Qualified -- Age 70
Investment             - None                               - We reserve the right to limit the  - None, unless approved ownership
Restrictions                                                Sub-Accounts into which you may      change.
                                                            invest. This restriction is not
                                                            currently enforced.
Spousal Continuation   - Available                          - Available                          - Available


E. DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Account for each Beneficiary's portion of the proceeds.

DEATH BENEFIT FOR SERIES IV CONTRACTS

In most cases, we have used the same terminology in the Contract and this prospectus. However, when describing the Death Benefits, we have used different terms in this prospectus than in the Contract. When you receive your Contract after purchase, it will include Contract riders that describe your Death Benefit. For the standard Death Benefit, called Premium Security Death Benefit in your prospectus, for age 80 and under, you will receive riders entitled "Asset Protection Death Benefit" and "Premium Security Death Benefit." Together, these riders make up the Premium Security Death Benefit. For the Asset Protection Death Benefit, you will receive a Contract rider with the same name. If you elect the MAV Plus Death Benefit, you will receive a rider entitled the "Maximum Anniversary Value/Earnings Protection Benefit" rider. If, after you receive your Contract you have any questions about terminology of the names of the riders, please call your Account Executive or us.

This Contract comes with a standard Death Benefit, which depends on the age of you and your Annuitant. This minimum guaranteed Death Benefit is at no additional cost. If you and

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your Annuitant are younger than age 81 on the issue date, your Death Benefit is the Premium Security Death Benefit. If you or your Annuitant are age 81 or older, your Death Benefit is the APB Death Benefit, which is short for Asset Protection Death Benefit.

This minimum guaranteed Death Benefit is offered at no additional cost. If you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit will replace the Premium Security Death Benefit as the standard Death Benefit. The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit is described later in this prospectus.

THE PREMIUM SECURITY DEATH BENEFIT

If both you and your Annuitant are younger than age 81 on the date we issue this Contract, your Death Benefit is the greatest of:

-   Your Contract Value on the date we receive due proof of death;

-   Your Total Premium Payments adjusted for any partial Surrenders; or

-   The lesser of:

X  Your Maximum Anniversary Value described below; or

X Your Contract Value on the date we receive due proof of death plus 25% of your Maximum Anniversary Value excluding subsequent Premium Payments we receive within 12 months of death.

THE ASSET PROTECTION DEATH BENEFIT

If you or your Annuitant are age 81 or older on the date we issue this Contract, the Death Benefit is the greatest of A, B and, if applicable, C below:

A.  Your Contract Value on the date we receive due proof of death;

B.  The lesser of:

X  Total Premium Payments adjusted for any partial Surrenders; or

X Your Contract Value on the date we receive due proof of death plus 25% of total Premium Payments adjusted for partial Surrenders and excluding subsequent Premium Payments we receive within 12 months of death.

C. If one of you and your Annuitant is age 81 or older on the date we issue this Contract and one of you and your Annuitant is age 79 or younger on the date we issue this Contract, the death benefit payable upon the death of the younger of you or your Annuitant as determined above will be subject to the following minimum amount:

-   The lesser of:

X  Your Maximum Anniversary Value described below; or

X Your Contract Value on the date we receive proof of death plus 25% of your Maximum Anniversary Value excluding subsequent Premium Payments we receive within 12 months of death.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

-   Your Anniversary Value is reduced for any partial Surrenders as shown below.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

OPTIONAL DEATH BENEFIT FOR SERIES IV CONTRACTS

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV Plus Death Benefit," which is short for "Maximum Anniversary Value Plus Death Benefit." The name of the rider for the MAV Plus Death Benefit is called the "Maximum Anniversary Value/Earnings Protection Benefit" rider. If you elect MAV Plus, the benefit that we pay upon death will be the greater of the Premium Security Death Benefit and MAV Plus Death Benefit.

In states where the MAV Plus Death Benefit is not available, we offer the "MAV Death Benefit," which stands for "Maximum

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                                                                          33

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Anniversary Value Death Benefit." Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, see State Variations in Section 7 or call your Account Executive or contact us. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

THE MAV PLUS DEATH BENEFIT

You may elect the "MAV Plus Death Benefit" or "Maximum Anniversary Value Plus Death Benefit" for an additional charge. If you elect MAV Plus, the benefit that we pay upon death will be the greater of the Standard Death Benefit and MAV Plus Death Benefit. In states where the MAV Plus Death Benefit is not available, we offer the "MAV Death Benefit," which stands for "Maximum Anniversary Value Death Benefit." Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, see State Variations in Section 7 or contact us or your Account Executive.

The MAV Plus Death Benefit is available for an additional annual charge, deducted daily, based on your Contract Value invested in the Sub-Accounts. You cannot choose this Death Benefit if you and/or your Annuitant are age 76 or older on the issue date. You can only choose this Death Benefit at the time of issue.

The MAV Plus Death Benefit is the greatest of:

-   Your Contract Value on the date we receive due proof of death;

-   Total Premium Payments adjusted for any partial Surrender;

-   Your Maximum Anniversary Value; or

-   Your Earnings Protection Benefit described below.

EARNINGS PROTECTION BENEFIT

The Death Benefit depends on the age of you and your Annuitant on the date the MAV Plus Death Benefit is added to your Contract. If each age is 69 or younger, the benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap. The terms "gain" and "cap" are described below.

If you and/or your Annuitant are age 70 or older on the date the MAV Plus Death Benefit is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

We determine Contract gain by subtracting your Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value on the calculation date. We then deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

The Contract gain that is used to determine your Death Benefit has a limit or "cap". The cap is 200% of the following:

- The Contract Value on the date the MAV Plus Death Benefit was added to your Contract; plus

- Premium Payments made after the MAV Plus Death Benefit was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

-   Any adjustments for partial Surrenders.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS FOR SERIES IV CONTRACTS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by us or our affiliates, and

-   Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

-   The aggregate Premium Payments reduced by an adjustment for any Surrenders;
    or

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction.

DEATH BENEFIT FOR SERIES II, SERIES IIR AND SERIES III CONTRACTS

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit.

You may also elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The

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34

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MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Account Executive or contact us.

THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN THE SERIES II, SERIES IIR AND SERIES III CONTRACTS. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD
DEATH BENEFIT
CHOICES                                    SUMMARY                                           HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------
Asset                 Not available if you elect the Premium Protection   This Death Benefit is the greatest of:
Protection            Death Benefit.                                      -- Contract Value; or
Death                 No extra charge.                                    -- Contract Value PLUS 25% of the total Premium
Benefit               If you do not elect a Death Benefit, we will issue  Payments excluding any subsequent Premium Payments
                      your Contract with the Asset Protection Death       we receive within 12 months of death or after
                      Benefit.                                            death. Premium Payments are adjusted for any
                                                                          partial Surrenders; or
                                                                          -- Contract Value PLUS 25% of your Maximum
                                                                          Anniversary Value excluding any subsequent Premium
                                                                          Payments we receive within 12 months of death or
                                                                          after death.
                                                                          This Death Benefit cannot exceed the greatest of:
                                                                          -- Contract Value; or
                                                                          -- Total Premium Payments adjusted for any partial
                                                                          Surrenders; or
                                                                          -- Your Maximum Anniversary Value.
Premium               Not available if you elect the Asset Protection     This Death Benefit is the greater of:
Protection            Death Benefit.                                      -- Contract Value; or
Death                 No extra charge.                                    -- Total Premium Payments you have made to us
Benefit               You cannot choose this Death Benefit if either you  minus an adjustment for any partial Surrenders.
                      or your Annuitant are 76 years old or older.

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
OPTIONAL
DEATH BENEFIT                              SUMMARY                                           HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------
MAV/EPB               Optional Death Benefit that is available for an     If you elect this Death Benefit with the Asset
Death                 additional annual charge based on your Contract     Protection Death Benefit, your Death Benefit will
Benefit               Value invested in the Sub-Accounts and is deducted  be the greatest of:
                      daily.                                              -- The Asset Protection Death Benefit described
                      Only available upon purchase.                       above;
                      May elect in addition to either the Asset           -- The total Premium Payments you have made to us
                      Protection Death Benefit or the Premium Protection  adjusted for any partial Surrenders;
                      Death Benefit. The Death Benefit will be the same   -- Your Maximum Anniversary Value; or
                      regardless of whether you elect the Asset           -- The Earnings Protection Benefit.
                      Protection Death Benefit or the Premium Protection  If you elect this Death Benefit with the Premium
                      Death Benefit.                                      Protection Death Benefit, your Death Benefit will
                      You cannot choose this Death Benefit by itself.     be the greatest of:
                      You cannot choose this Death Benefit if you or      -- The Premium Protection Death Benefit described
                      your Annuitant are 76 years old or older.           above;
                                                                          -- Your Maximum Anniversary Value; or
                                                                          -- The Earnings Protection Benefit.

ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.

Assume that:

-     You made an initial Premium Payment of $100,000.
-     In your fourth Contract Year, you made a partial Surrender of $8,000.
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.
- On the day we calculate the Death Benefit, your Contract Value was $115,000.
-     Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding the    Based on the assumptions above, here is how we would do the
greatest of these three values:                                   actual calculations:
-- Contract Value or                                              Contract Value equals $115,000.
-- Contract Value PLUS 25% of the total Premium Payments          $115,000 + [25% (($100,000 - $0) - $8,000)] = $138,000
excluding any subsequent Premium Payments we receive within 12 months of death or after death. Premium Payments are adjusted for any partial Surrenders; or
-- Contract Value PLUS 25% of your Maximum Anniversary Value      $115,000 + [25% ($150,000)] = $152,500.
excluding any subsequent Premium Payments we receive within 12 months of death or after death.

THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET PROTECTION DEATH BENEFIT MAXIMUM.

Asset Protection Death Benefit Maximum:
The Asset Protection Death Benefit cannot exceed the greatest       Based on the assumptions above, here is the calculation of
of:                                                                 the Asset Protection Death Benefit Maximum:
-- Contract Value;                                                  - Contract Value is $115,000,
-- Total Premium Payments you have made to us, adjusted for         - Total Premium Payments you have made to us minus an
any partial Surrenders; or                                          adjustment for any partial Surrenders [$100,000 - $8,000 =
                                                                    $92,000], or
-- Your Maximum Anniversary Value.                                  - Your Maximum Anniversary Value is $150,000.
Because the greatest of the three values above is $150,000,
the maximum Death Benefit is $150,000.

36

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The discussion of the Death Benefit choices above says that we make an
ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see "Appendix II."

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.

Assume that:

-     You made an initial Premium Payment of $100,000,
-     In your fourth Contract Year, you made a partial Surrender of $8,000,
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,
- On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium              Based on the assumptions above,
Protection Death Benefit by           here is how we would do the
finding the greater of these          actual calculations:
two values:
-- Contract Value; or                 $115,000
-- Total Premium Payments you         $100,000 - $8,000 = $92,000
have made to us minus an
adjustment for any partial
Surrenders.
Because your Contract Value was
greater than the adjusted total
Premium Payments, your Death
Benefit is $115,000.

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.

OPTIONAL DEATH BENEFIT FOR SERIES II, SERIES IIR AND SERIES III CONTRACTS

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The MAV/EPB Death Benefit may not currently be available in your state and is not available in Washington, New York or Minnesota. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

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You can only elect the MAV/EPB Death Benefit at the time that you purchase your
Contract.

The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

 MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH BENEFIT   MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset Protection   The Death Benefit will be the greatest of the Premium Protection
Death Benefit or the following three values:                     Death Benefit or the following two values:
- The total Premium Payments you have made to us minus an        - Your Maximum Anniversary Value; or
adjustment for any partial Surrenders;
- Your Maximum Anniversary Value; or                             - The Earnings Protection Benefit, which is discussed below.
- The Earnings Protection Benefit, which is discussed below.

- If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

-   40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

-     You made a single Premium Payment of $100,000,
-     In your fourth Contract Year, you made a partial Surrender of $8,000,
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,
- On the day we calculate the Death Benefit, your Contract Value was $115,000,
-     Your Maximum Anniversary Value was $150,000.

38

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Based on the assumptions above, this table shows how we would do the calculations:

Asset Protection            $150,000                             Premium Protection Death    $115,000
Death Benefit (see Example                                       Benefit (see Example
above)                                                           above)
The total Premium Payments  $100,000 - $8,000 = $92,000          Your Maximum Anniversary    $150,000
you have made to us minus                                        Value; or
an adjustment for any
partial Surrenders;
Your Maximum Anniversary    $150,000                             The Earnings Protection     Contract Value minus Contract Value
Value; or                                                        Benefit                     on the date you purchased your
                                                                                             Contract [$115,000 - $100,000 =
                                                                                             $15,000]
                                                                                             40% of Contract gain plus Contract
                                                                                             Value [$15,000 x 40% = $6,000] +
                                                                                             $115,000 = $121,000]
The Earnings Protection     Contract Value minus Contract Value  Death Benefit Amount        Because the Maximum Anniversary
Benefit                     on the date you purchased your                                   Value was the greatest of the three
                            Contract [$115,000 - $100,000 =                                  values compared, the Death Benefit
                            $15,000] 40% of Contract gain plus                               is $150,000
                            Contract Value [$15,000 x 40% =
                            $6,000] + $115,000 = $121,000]
Death Benefit Amount        Because the Maximum Anniversary
                            Value was the greatest of the four
                            values compared, the Death Benefit
                            is $150,000

Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS FOR SERIES II, SERIES IIR AND SERIES III CONTRACTS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by us or our affiliates, and

-   Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

-   The aggregate Premium Payments reduced by an adjustment for any Surrenders;
    or

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-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

Required Distributions -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit or the MAV Plus Death Benefit, we will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract.

40

-------------------------------------------------------------------------------

This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit or the MAV Plus Death Benefit. The percentage used for the MAV/EPB Death Benefit or the MAV Plus Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .               AND . . .                        AND . . .                     THEN THE . . .
---------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                Contract Owner                   deceased                         the Death Benefit.
Contract Owner                  There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                Contract Owner                   deceased                         the Death Benefit.
Contract Owner                  There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                Contract Owner and the           deceased                         receives the Death Benefit.
                                Beneficiary predeceases the
                                Contract Owner
Annuitant                       The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                 Annuitant                        Contingent Annuitant and the
                                                                                                  Contract continues. The
                                                                                                  Contract Owner may waive this
                                                                                                  presumption and receive the
                                                                                                  Death Benefit.
Annuitant                       The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                 living                           the Annuitant, and the Contract
                                                                                                  continues.


IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives the payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR ACCOUNT EXECUTIVE OR US.

F. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

Full Surrenders before the Annuity Commencement Date -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges, a pro-rated portion of The Hartford's Lifetime Income Builder Charge, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

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Partial Surrenders before the Annuity Commencement Date -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Full Surrenders after the Annuity Commencement Date -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders after the Annuity Commencement Date -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

We will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the contract is issued to qualify under
Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone Surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that

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Valuation Day. Otherwise, your request will be processed on the next Valuation
Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

Prior to age 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

More than one Contract issued in the same calendar year -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

Internal Revenue Code section 403(b) annuities -- As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see the "Federal Tax Considerations" section for more information.

G. ANNUITY PAYOUTS

This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Account Executive to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Owners who elect The Hartford's Principal First rider. The Hartford's Principal First Preferred Payout Option is available only to Contract Owners who elect The Hartford's Principal First Preferred rider. The Hartford's Lifetime Income Builder Fixed Period Certain Payout Option and The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout Option are available only to Contract Owners who elect The Hartford's Lifetime Income Builder rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed

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number of years have passed, then the Beneficiary may elect to continue Annuity
Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION

If you elect The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Preferred Payout Option, we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

THE HARTFORD'S LIFETIME INCOME BUILDER FIXED PERIOD CERTAIN PAYOUT

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment.

The total amount payable under this option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years in the frequency that you elect. The frequencies will be among those offered by us at that time

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but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments.

THE HARTFORD'S LIFETIME INCOME BUILDER FIXED LIFETIME AND PERIOD CERTAIN PAYOUT

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the calculation date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant, in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs described in the Highlights section. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will

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receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

ASSUMED INVESTMENT RETURNS ("AIR") -- The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

See Section 7 for more information.

Combination Annuity Payout -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

Transfer of Annuity Units -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under Section 5.

H. OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

Dollar Cost Averaging Plus ("DCA Plus") Programs -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

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The pre-authorized transfers will begin within 15 days of receipt of the Program
Payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program Payment to you for further instruction. If your Program Payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program Payments, including any subsequent Program Payment, must meet the Program minimum. Any subsequent Program Payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program Payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program Payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets. Continuous or periodic investment programs neither insure a profit nor protect against a loss in declining markets. Because this program involves continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

We may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time. We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Account Executive to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program. However, if an underlying fund closes to new Premium Payments and subsequent Premium Payments, it may also be closed to all Dollar Cost Averaging programs including the DCA Plus Program. If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account.

Other Dollar Cost Averaging Programs -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Account or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses. If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account.

Automatic Additions Program -- Automatic Additions is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

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Automatic Income Program -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

Asset Rebalancer Program -- Asset Rebalancer is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Rebalancer Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.


OTHER PROGRAM CONSIDERATIONS



- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.



- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:



       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;



       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund; or



       - any Fund closes to new investments -- then your allocations to that Fund will be pro-rated among remaining available Funds.



     You may always provide us with updated instructions following any of these events.



- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.



- If you make systematic transfers from the Fixed Account Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account Feature.



-   These Programs may be adversely affected by Fund trading policies.


6. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Account.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: Except as provided herein, the later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

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ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity
Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder.

BENEFIT PAYMENT: The maximum guaranteed Payment that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Account. The assets in the General Account are available to the creditors of Hartford.

THE HARTFORD'S LIFETIME INCOME BUILDER: An option that can be added for an additional charge that provides a minimum withdrawal benefit and a minimum Death Benefit. In your Contract, The Hartford's Lifetime Income Benefit is referred to as Unified Benefit Design.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year until the first death of any natural Owner (or Annuitant if a non-natural Owner), under The Hartford's Lifetime Income Builder. The Lifetime Benefit Payment is available at the Contract Anniversary on or after the oldest Owner's 60th birthday.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and Surrenders, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: Under The Hartford's Lifetime Income Builder, the greatest of: (i) the Contract Value on the

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                                                                          49

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rider issue date, plus Premium Payments received after such date or (ii) the
Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.


VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.



7. OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract. If you elect The Hartford's Lifetime Income Builder, the benefits thereunder cannot be assigned.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law. Please consult a qualified tax adviser before assigning your Contract.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").



The Core (the version of this Contract that we call "Core" has no specific marketing name) and Edge Contracts may be sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives (and their families) of Financial Intermediaries.


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If applicable, we will credit the Contract with a one-time only credit of 5.0%
of the initial Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.



We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.



Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.



Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.



COMMISSIONS



Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.



Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.



Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.



ADDITIONAL PAYMENTS



Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.



ADDITIONAL
PAYMENT TYPE                     WHAT IT'S USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Access                           Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts & Entertainment            Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Marketing                        Joint marketing campaigns and/or Financial Intermediary event advertising/ participation;
                                 sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                 (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense Allowances     Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                 Funds.
Support                          Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                         Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                       Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                           Pay for the overall volume of their sales or the amount of money investing in our products.


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As of December 31, 2006, we have entered into arrangements to make Additional
Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:



A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd., AIG Advisors Group, Inc. (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc., Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West, BB&T Investment Services, Inc., BCG Securities, Inc., Berthel, Fisher & Company Financial Services Inc., BI Investments, LLC, BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek & Young Advisors, Inc., Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services, Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward D. Jones & Co., L.P., Empire Securities Corporation, Equity Services, Inc., Essex National Securities, Inc., Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.), InterSecurities, Inc., Investacorp, Inc. Investment Management Corp., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.) Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.,) NBC Securities, Inc., Nettworth Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services, Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz Securities, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Vision Investment Services, Inc. Vorpahl Wing Securities, VSR


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Financial Services, Inc., Wachovia Securities, LLC (various divisions), Wall
Street Financial Group, Walnut Street Securities, Inc., Washington Mutual Financial, Waterstone Financial Group, Webster Investments, Weitzel Financial Services Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc. Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



As of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.


LEGAL MATTERS


The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.



To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006 Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.


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On July 14, 2005, The Hartford received an additional subpoena from the
Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


MORE INFORMATION


You may call your Account Executive if you have any questions or write or call us at the address on page 1.


FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments:


- ALABAMA -- We will accept subsequent Premium Payments only during the first Contract Year (if Contract contains the Fixed Account Rider).


- CALIFORNIA -- Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either: Elect the Senior Protection program, or elect to immediately allocate the initial Premium Payments to the other investment options.

  Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.

  If you elect the Senior Protection Program you will not be able to participate in any Automatic Additions or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.

  You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from the Money Market Sub-Account to another investment option.

  When you terminate your participation in the Senior Protection Program:

       - you may reallocate your Contract Value in the Program to other investment options; or

       - we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

- CONNECTICUT -- For Contracts issued in the state of Connecticut, there are no investment restrictions on the Sub-Accounts you may invest in while subject to The Hartford's Principal First Preferred benefit.

  If you elect The Hartford's Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equals or exceeds $100,000.

- OREGON -- If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first three Contract Years. Oregon Contract Owners may only sign up for DCA Plus Programs that are 6 months or longer.

- MASSACHUSETTS -- If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitants 63rd birthday or the third Contract Anniversary, whichever is later.

- MINNESOTA, NEW YORK AND WASHINGTON -- The MAV Plus Death Benefit is not available for Contracts issued in Washington, New York or Minnesota. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in Washington, New York or Minnesota. The charge is 0.30% of average daily Sub-Account Value.

  There is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts for this benefit. You cannot choose this Death Benefit if you and/or your Annuitant are age 76 or older on the issue date. You can only choose this Death Benefit at the time of issue.

  The Maximum Anniversary Value Death Benefit is described below. It is the greatest of:

       -   Your Contract Value on the date we receive proof of death;

       -   Total Premium Payments adjusted for any partial Surrenders; or

       -   Your Maximum Anniversary Value.

- NEW YORK -- We will not recalculate The Hartford's Principal First or Principal First Preferred Benefit Amount if you change the ownership or assign your Contract to someone other than your spouse.

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-   NEW YORK AND TEXAS -- The minimum Contract Value after Surrender is $1,000.

- SOUTH CAROLINA AND WASHINGTON -- We do not deduct an Annual Maintenance Fee for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Account to fall below state minimum requirements.

-   NEW JERSEY, NEW YORK, OKLAHOMA AND OREGON -- AIRS are the following: 3% and
    5%.

- MASSACHUSETTS, NEW JERSEY AND NEW YORK -- The Nursing Home Waiver is not available.

- FLORIDA -- The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.

-   NEW YORK -- The minimum monthly Annuity Payout is $20.

- OREGON AND PENNSYLVANIA -- The Life Annuity with a Cash Refund Annuity Payout Option is not available. Fixed Dollar Amount Annuity Payouts are not available.

- PENNSYLVANIA -- The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days.

- NEW YORK AND WASHINGTON -- The Hartford's Life Income Builder Charge is not withdrawn from the Fixed Account.

MEDICAID BENEFITS -- Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. BENEFITS ASSOCIATED WITH THIS VARIABLE ANNUITY MAY HAVE AN IMPACT ON YOUR MEDICAID ELIGIBILITY AND THE ASSETS CONSIDERED FOR MEDICAID BENEFITS.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

THIS DISCUSSION IS INTENDED TO PROVIDE A VERY GENERAL OVERVIEW AND DOES NOT CONSTITUTE LEGAL ADVICE OR IN ANY WAY SUGGEST THAT YOU CIRCUMVENT THESE RULES. YOU SHOULD SEEK ADVICE FROM A COMPETENT ELDER LAW ATTORNEY TO MAKE INFORMED DECISIONS ABOUT HOW THIS VARIABLE ANNUITY MAY AFFECT YOUR PLANS.

8. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

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In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a

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tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.


ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.



iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."


iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.


Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first


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rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.


        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).


        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).


        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.


If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion

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      for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.


For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.


The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any,

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that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.


Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.


E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

60

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP I-1

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")


In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.


TRADITIONAL IRAs Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or

APP I-2

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securities) into your Traditional IRA under certain circumstances, as indicated
below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA. In addition, a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). Certain plans may not allow such rollovers.


IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SEP IRAs Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SIMPLE IRAs The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.


ROTH IRAs Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth

                                                                     APP I-3

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IRA rider for the Contract has provisions that are designed to maintain the
Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2.    QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $45,000 in 2007) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.


A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;


       c.   upon the employee's death or disability;



       d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or



       e. as a qualified reservist distribution upon certain calls to active duty.


Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4.    DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a

APP I-4

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Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.


For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer or, during 2007, certain distributions from an IRA for charitable purposes). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.


6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

- made to a beneficiary (or to the employee's estate) on or after the employee's death;

-   attributable to the employee's becoming disabled under Code Section
    72(m)(7);

- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;


- (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



-   certain qualified reservist distributions upon a call to active duty.


In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

-   for a qualified first-time home buyer and meets the requirements of Code
    Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

                                                                     APP I-5

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An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

-   the calendar year in which the individual attains age 70 1/2, or

- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

APP I-6

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By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).


Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a Plan from which a KETRA distribution was taken.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

-------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1


-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

                                                                     APP V-1

-------------------------------------------------------------------------------

APPENDIX V -- THE HARTFORD'S LIFETIME INCOME BUILDER -- EXAMPLES

FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000 / $100,000) - 1 = .05 = 5%

- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $105,000 x .004 = $420, this amount is deducted from the Contract
           Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

-   Your initial Benefit Amount is $100,000.

-   Your Benefit Payment is $5,000.

-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%.

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $99,000 x .004 = $396, this amount is deducted from the Contract
           Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

-   Your Benefit Payment is $5,000.

-   Your Benefit Amount after the premium payment is $119,000.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

APP V-2

-------------------------------------------------------------------------------

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

-   After premium payment, your Benefit Amount is $119,000.

-   Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%.

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $119,000 x .004 = $476, this amount is deducted from the Contract
           Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.

-   Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000

       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000

-   Your new Benefit Amount is $80,000.

-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.

EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.

-   Your Benefit Amount after the automatic increase calculation is $200,000.

-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $200,000 x .004 = $800, this amount is deducted from the Contract
           Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

-   Your Benefit Amount after the partial Surrender is $68,000.

- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

                                                                    APP VI-1

-------------------------------------------------------------------------------


APPENDIX VI -- ACCUMULATION UNIT VALUES


The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us.

SERIES II/IIR:

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.242          $11.795          $10.561           $8.687
  Accumulation Unit Value at end of
   period                                    $15.693          $13.242          $11.795          $10.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.942           $8.927           $8.168               --
  Accumulation Unit Value at end of
   period                                    $11.689           $9.942           $8.927               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                2               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.191          $13.936          $11.714           $8.786
  Accumulation Unit Value at end of
   period                                    $20.988          $17.191          $13.936          $11.714
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.278          $10.033           $8.846               --
  Accumulation Unit Value at end of
   period                                    $14.870          $12.278          $10.033               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               13               10               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.164          $11.512          $10.399           $8.995
  Accumulation Unit Value at end of
   period                                    $14.279          $13.164          $11.512          $10.399
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               43               39               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.855           $7.806           $7.279               --
  Accumulation Unit Value at end of
   period                                     $9.528           $8.855           $7.806               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               83               81               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.212          $11.725          $10.794           $9.278
  Accumulation Unit Value at end of
   period                                    $13.845          $12.212          $11.725          $10.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               19               20                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.938          $11.554          $10.941               --
  Accumulation Unit Value at end of
   period                                    $13.426          $11.938          $11.554               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               33               33               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.877          $11.605           $9.883           $7.824
  Accumulation Unit Value at end of
   period                                    $16.248          $13.877          $11.605           $9.883
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               18                7                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.233           $8.626           $7.550               --
  Accumulation Unit Value at end of
   period                                    $11.886          $10.233           $8.626               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10                9               --

APP VI-2

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.525          $12.146          $11.071           $9.168
  Accumulation Unit Value at end of
   period                                    $13.398          $12.525          $12.146          $11.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                4               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.011           $6.854           $6.498               --
  Accumulation Unit Value at end of
   period                                     $7.440           $7.011           $6.854               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                6               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.406          $14.389          $13.290          $12.489
  Accumulation Unit Value at end of
   period                                    $15.383          $14.406          $14.389          $13.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22                4                4                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.355          $13.447          $12.639               --
  Accumulation Unit Value at end of
   period                                    $14.148          $13.355          $13.447               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --
MFS(R) CAPITAL OPPORTUNITIES SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.400           $8.394           $7.584           $6.725
  Accumulation Unit Value at end of
   period                                     $9.407           $8.400           $8.394           $7.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.137           $6.182           $5.777               --
  Accumulation Unit Value at end of
   period                                     $6.818           $6.137           $6.182               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.987           $7.433           $6.687           $5.953
  Accumulation Unit Value at end of
   period                                     $8.481           $7.987           $7.433           $6.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.135           $4.817           $4.500               --
  Accumulation Unit Value at end of
   period                                     $5.409           $5.135           $4.817               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                9               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.920           $7.702           $7.168           $6.587
  Accumulation Unit Value at end of
   period                                     $8.385           $7.920           $7.702           $7.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.997           $5.879           $5.637               --
  Accumulation Unit Value at end of
   period                                     $6.298           $5.997           $5.879               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.782           $8.315           $7.588           $6.805
  Accumulation Unit Value at end of
   period                                     $9.765           $8.782           $8.315           $7.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.382           $8.000           $7.439               --
  Accumulation Unit Value at end of
   period                                     $9.246           $8.382           $8.000               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --

                                                                    APP VI-3

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.969          $12.817          $11.699          $10.873
  Accumulation Unit Value at end of
   period                                    $14.281          $12.969          $12.817          $11.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                6                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.850          $11.805          $11.001               --
  Accumulation Unit Value at end of
   period                                    $12.945          $11.850          $11.805               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               28               30               --
MORGAN STANLEY BALANCED GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.869          $12.120          $11.127          $10.155
  Accumulation Unit Value at end of
   period                                    $14.231          $12.869          $12.120          $11.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.520          $11.886          $11.106               --
  Accumulation Unit Value at end of
   period                                    $13.735          $12.520          $11.886               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MORGAN STANLEY CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.345           $3.612           $2.999           $2.478
  Accumulation Unit Value at end of
   period                                     $4.598           $4.345           $3.612           $2.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               12                9                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.227           $3.543           $3.051               --
  Accumulation Unit Value at end of
   period                                     $4.438           $4.227           $3.543               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7               --
MORGAN STANLEY DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.686           $7.454           $6.211           $5.121
  Accumulation Unit Value at end of
   period                                     $9.438           $8.686           $7.454           $6.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.450           $7.310           $6.294               --
  Accumulation Unit Value at end of
   period                                     $9.109           $8.450           $7.310               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11                8               --
MORGAN STANLEY DIVIDEND GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.582          $11.174          $10.510           $9.120
  Accumulation Unit Value at end of
   period                                    $12.649          $11.582          $11.174          $10.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.268          $10.959          $10.398               --
  Accumulation Unit Value at end of
   period                                    $12.209          $11.268          $10.959               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
MORGAN STANLEY EQUALLY-WEIGHTED S&P 500
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.229          $13.442          $11.741           $9.815
  Accumulation Unit Value at end of
   period                                    $16.152          $14.229          $13.442          $11.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               20               31               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.844          $13.182          $11.849               --
  Accumulation Unit Value at end of
   period                                    $15.589          $13.844          $13.182               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               28               27               --

APP VI-4

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY FLEXIBLE INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.213          $11.103          $10.582          $10.059
  Accumulation Unit Value at end of
   period                                    $11.662          $11.213          $11.103          $10.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                1               30                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.909          $10.888          $10.521               --
  Accumulation Unit Value at end of
   period                                    $11.255          $10.909          $10.888               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MORGAN STANLEY FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.134           $6.350           $5.976           $5.340
  Accumulation Unit Value at end of
   period                                     $7.029           $7.134           $6.350           $5.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.940           $6.227           $5.951               --
  Accumulation Unit Value at end of
   period                                     $6.783           $6.940           $6.227               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                3                3               --
MORGAN STANLEY GLOBAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.117           $8.397           $7.909           $6.649
  Accumulation Unit Value at end of
   period                                    $10.888           $9.117           $8.397           $7.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.870           $8.235           $7.847               --
  Accumulation Unit Value at end of
   period                                    $10.508           $8.870           $8.235               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MORGAN STANLEY GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.081           $6.245           $5.910           $5.235
  Accumulation Unit Value at end of
   period                                     $7.230           $7.081           $6.245           $5.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                5                7                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.889           $6.125           $5.943               --
  Accumulation Unit Value at end of
   period                                     $6.978           $6.889           $6.125               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11               11               --
MORGAN STANLEY MONEY MARKET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.182          $10.096          $10.196          $10.273
  Accumulation Unit Value at end of
   period                                    $10.455          $10.182          $10.096          $10.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6               11               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.906           $9.901          $10.063               --
  Accumulation Unit Value at end of
   period                                    $10.091           $9.906           $9.901               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --
MORGAN STANLEY UIF CORE PLUS FIXED
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.593          $13.254          $12.904          $12.805
  Accumulation Unit Value at end of
   period                                    $13.877          $13.593          $13.254          $12.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               15                3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.087          $12.863          $12.685               --
  Accumulation Unit Value at end of
   period                                    $13.254          $13.087          $12.863               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                6               --

                                                                    APP VI-5

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF EMERGING MARKET DEBT
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.597          $15.024          $13.871          $12.792
  Accumulation Unit Value at end of
   period                                    $18.099          $16.597          $15.024          $13.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.820          $18.085          $16.889               --
  Accumulation Unit Value at end of
   period                                    $21.441          $19.820          $18.085               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
MORGAN STANLEY UIF EMERGING MARKETS
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.776          $12.735          $10.511           $7.628
  Accumulation Unit Value at end of
   period                                    $22.642          $16.776          $12.735          $10.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.152          $12.360          $10.568               --
  Accumulation Unit Value at end of
   period                                    $21.626          $16.152          $12.360               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MORGAN STANLEY UIF EQUITY AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.452          $12.729          $11.598          $10.545
  Accumulation Unit Value at end of
   period                                    $14.903          $13.452          $12.729          $11.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.181          $12.573          $11.692               --
  Accumulation Unit Value at end of
   period                                    $14.487          $13.181          $12.573               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MORGAN STANLEY UIF GLOBAL FRANCHISE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.952          $13.568          $12.226          $10.515
  Accumulation Unit Value at end of
   period                                    $17.880          $14.952          $13.568          $12.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                8               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.651          $13.402          $12.364               --
  Accumulation Unit Value at end of
   period                                    $17.380          $14.651          $13.402               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MORGAN STANLEY UIF HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.585          $10.643           $9.878           $8.972
  Accumulation Unit Value at end of
   period                                    $11.315          $10.585          $10.643           $9.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.176          $10.314           $9.737               --
  Accumulation Unit Value at end of
   period                                    $10.791          $10.176          $10.314               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
MORGAN STANLEY UIF SMALL COMPANY GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.479          $11.233           $9.943               --
  Accumulation Unit Value at end of
   period                                    $13.734          $12.479          $11.233               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.305          $11.166           $9.936               --
  Accumulation Unit Value at end of
   period                                    $13.435          $12.305          $11.166               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --

APP VI-6

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.333          $13.872          $12.301          $10.139
  Accumulation Unit Value at end of
   period                                    $18.212          $15.333          $13.872          $12.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                4                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.322          $14.886          $13.475               --
  Accumulation Unit Value at end of
   period                                    $19.234          $16.322          $14.886               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MORGAN STANLEY UTILITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.672           $7.596           $6.217           $5.852
  Accumulation Unit Value at end of
   period                                    $10.256           $8.672           $7.596           $6.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.437           $7.450           $6.353               --
  Accumulation Unit Value at end of
   period                                     $9.898           $8.437           $7.450               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.858          $13.657          $12.320          $10.829
  Accumulation Unit Value at end of
   period                                    $17.310          $14.858          $13.657          $12.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               15               18                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.759          $12.748          $11.710               --
  Accumulation Unit Value at end of
   period                                    $15.901          $13.759          $12.748               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9               12               --
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.095          $12.801          $10.420           $7.727
  Accumulation Unit Value at end of
   period                                    $20.343          $16.095          $12.801          $10.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.702          $14.994          $12.657               --
  Accumulation Unit Value at end of
   period                                    $23.450          $18.702          $14.994               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                6               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.171          $12.294          $10.766           $8.951
  Accumulation Unit Value at end of
   period                                    $15.789          $13.171          $12.294          $10.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                6                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.554          $11.811          $10.630               --
  Accumulation Unit Value at end of
   period                                    $14.929          $12.554          $11.811               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5               --
VAN KAMPEN LIT AGGRESSIVE GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.773          $10.767           $9.739               --
  Accumulation Unit Value at end of
   period                                    $12.157          $11.773          $10.767               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.609          $10.702           $9.732               --
  Accumulation Unit Value at end of
   period                                    $11.892          $11.609          $10.702               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                4               --

                                                                    APP VI-7

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.816          $14.461          $12.513          $10.824
  Accumulation Unit Value at end of
   period                                    $16.920          $14.816          $14.461          $12.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               15                6                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.517          $14.283          $12.729               --
  Accumulation Unit Value at end of
   period                                    $16.447          $14.517          $14.283               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1               --
VAN KAMPEN LIT ENTERPRISE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.738           $5.405           $5.291           $4.661
  Accumulation Unit Value at end of
   period                                     $6.029           $5.738           $5.405           $5.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.582           $5.300           $5.271               --
  Accumulation Unit Value at end of
   period                                     $5.819           $5.582           $5.300               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
VAN KAMPEN LIT GOVERNMENT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.237          $10.072           $9.803               --
  Accumulation Unit Value at end of
   period                                    $10.387          $10.237          $10.072               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.094          $10.011           $9.796               --
  Accumulation Unit Value at end of
   period                                    $10.161          $10.094          $10.011               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7               --
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.870          $13.771          $12.262          $10.647
  Accumulation Unit Value at end of
   period                                    $16.971          $14.870          $13.771          $12.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                7                5                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.467          $13.505          $12.267               --
  Accumulation Unit Value at end of
   period                                    $16.380          $14.467          $13.505               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               23               22               --
VAN KAMPEN LIT STRATEGIC GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.174          $12.436          $11.835          $10.563
  Accumulation Unit Value at end of
   period                                    $13.305          $13.174          $12.436          $11.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.908          $12.283          $11.919               --
  Accumulation Unit Value at end of
   period                                    $12.933          $12.908          $12.283               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

APP VI-8

-------------------------------------------------------------------------------

SERIES III:

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.451           $8.410           $7.804
  Accumulation Unit Value at end of
   period                                    $11.212           $9.451           $8.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110              127              124
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.980           $8.952           $8.318
  Accumulation Unit Value at end of
   period                                    $11.745           $9.980           $8.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                2                1
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.559          $10.170           $9.135
  Accumulation Unit Value at end of
   period                                    $15.348          $12.559          $10.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               64               56
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.325          $10.061           $9.048
  Accumulation Unit Value at end of
   period                                    $14.942          $12.325          $10.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               16                8
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.210           $8.047           $7.438
  Accumulation Unit Value at end of
   period                                    $10.000           $9.210           $8.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    892              921              995
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.888           $7.827           $7.245
  Accumulation Unit Value at end of
   period                                     $9.574           $8.888           $7.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195              188               95
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.551          $12.038          $11.291
  Accumulation Unit Value at end of
   period                                    $14.244          $12.551          $12.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    525              577              647
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.983          $11.586          $10.881
  Accumulation Unit Value at end of
   period                                    $13.491          $11.983          $11.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    113              115               56
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.694           $8.099           $7.409
  Accumulation Unit Value at end of
   period                                    $11.362           $9.694           $8.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    421              388              302
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.271           $8.650           $7.924
  Accumulation Unit Value at end of
   period                                    $11.943          $10.271           $8.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               45               15
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.233           $7.007           $6.511
  Accumulation Unit Value at end of
   period                                     $7.745           $7.233           $7.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    171              178              175
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.038           $6.873           $6.395
  Accumulation Unit Value at end of
   period                                     $7.476           $7.038           $6.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               28               17

                                                                    APP VI-9

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.931          $13.901          $13.547
  Accumulation Unit Value at end of
   period                                    $14.890          $13.931          $13.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    256               83               83
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.406          $13.485          $13.158
  Accumulation Unit Value at end of
   period                                    $14.216          $13.406          $13.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               25                8
MFS (R) CAPITAL OPPORTUNITIES SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.332           $6.322           $5.819
  Accumulation Unit Value at end of
   period                                     $7.099           $6.332           $6.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               82               82
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.160           $6.199           $5.713
  Accumulation Unit Value at end of
   period                                     $6.851           $6.160           $6.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
MFS (R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.370           $4.992           $4.547
  Accumulation Unit Value at end of
   period                                     $5.707           $5.370           $4.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               68               75
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.154           $4.830           $4.406
  Accumulation Unit Value at end of
   period                                     $5.435           $5.154           $4.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               12                1
MFS (R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.393           $6.211           $5.748
  Accumulation Unit Value at end of
   period                                     $6.775           $6.393           $6.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               42               70
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.020           $5.895           $5.463
  Accumulation Unit Value at end of
   period                                     $6.328           $6.020           $5.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2               --
MFS (R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.873           $8.393           $7.767
  Accumulation Unit Value at end of
   period                                     $9.877           $8.873           $8.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               37               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.414           $8.023           $7.434
  Accumulation Unit Value at end of
   period                                     $9.291           $8.414           $8.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7                1
MFS (R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.089          $12.923          $12.278
  Accumulation Unit Value at end of
   period                                    $14.428          $13.089          $12.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    318              351              424
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.895          $11.838          $11.262
  Accumulation Unit Value at end of
   period                                    $13.007          $11.895          $11.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109              109               42

APP VI-10

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
MORGAN STANLEY BALANCED GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.957          $12.191          $11.539
  Accumulation Unit Value at end of
   period                                    $14.343          $12.957          $12.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106              116              126
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.545          $11.898          $11.276
  Accumulation Unit Value at end of
   period                                    $13.776          $12.545          $11.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
MORGAN STANLEY CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.375           $3.633           $3.342
  Accumulation Unit Value at end of
   period                                     $4.634           $4.375           $3.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    342              366              392
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.236           $3.546           $3.266
  Accumulation Unit Value at end of
   period                                     $4.451           $4.236           $3.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               12               13
MORGAN STANLEY DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.745           $7.497           $6.855
  Accumulation Unit Value at end of
   period                                     $9.512           $8.745           $7.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               80               88
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.467           $7.317           $6.699
  Accumulation Unit Value at end of
   period                                     $9.137           $8.467           $7.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
MORGAN STANLEY DIVIDEND GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.661          $11.240          $10.598
  Accumulation Unit Value at end of
   period                                    $12.749          $11.661          $11.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              184              235
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.290          $10.970          $10.357
  Accumulation Unit Value at end of
   period                                    $12.245          $11.290          $10.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --
MORGAN STANLEY EQUALLY-WEIGHTED S&P 500
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.327          $13.520          $12.374
  Accumulation Unit Value at end of
   period                                    $16.279          $14.327          $13.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    231              262              352
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.872          $13.196          $12.093
  Accumulation Unit Value at end of
   period                                    $15.636          $13.872          $13.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               38               24
MORGAN STANLEY FLEXIBLE INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.290          $11.167          $11.034
  Accumulation Unit Value at end of
   period                                    $11.754          $11.290          $11.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               47               65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.931          $10.899          $10.784
  Accumulation Unit Value at end of
   period                                    $11.289          $10.931          $10.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1

                                                                   APP VI-11

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
MORGAN STANLEY FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.182           $6.387           $5.922
  Accumulation Unit Value at end of
   period                                     $7.084           $7.182           $6.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              285              327
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.954           $6.233           $5.787
  Accumulation Unit Value at end of
   period                                     $6.804           $6.954           $6.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --
MORGAN STANLEY GLOBAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.179           $8.446           $7.904
  Accumulation Unit Value at end of
   period                                    $10.973           $9.179           $8.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               48               51
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.888           $8.244           $7.725
  Accumulation Unit Value at end of
   period                                    $10.540           $8.888           $8.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
MORGAN STANLEY GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.130           $6.282           $5.800
  Accumulation Unit Value at end of
   period                                     $7.287           $7.130           $6.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               58               97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.903           $6.131           $5.668
  Accumulation Unit Value at end of
   period                                     $6.999           $6.903           $6.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               21                2
MORGAN STANLEY MONEY MARKET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.251          $10.155          $10.158
  Accumulation Unit Value at end of
   period                                    $10.537          $10.251          $10.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    157              150              214
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.926           $9.911           $9.928
  Accumulation Unit Value at end of
   period                                    $10.121           $9.926           $9.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                2
MORGAN STANLEY UIF CORE PLUS FIXED
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.136          $12.795          $12.749
  Accumulation Unit Value at end of
   period                                    $13.423          $13.136          $12.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    237              277              329
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.190          $12.951          $12.922
  Accumulation Unit Value at end of
   period                                    $13.371          $13.190          $12.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               28               24
MORGAN STANLEY UIF EMERGING MARKET DEBT
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.779          $16.078          $15.483
  Accumulation Unit Value at end of
   period                                    $19.407          $17.779          $16.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.980          $18.213          $17.562
  Accumulation Unit Value at end of
   period                                    $21.636          $19.980          $18.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                1

APP VI-12

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
MORGAN STANLEY UIF EMERGING MARKETS
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.968           $9.834           $8.672
  Accumulation Unit Value at end of
   period                                    $17.520          $12.968           $9.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               12               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.279          $12.445          $10.988
  Accumulation Unit Value at end of
   period                                    $21.819          $16.279          $12.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                2
MORGAN STANLEY UIF EQUITY AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.487          $12.750          $11.974
  Accumulation Unit Value at end of
   period                                    $14.958          $13.487          $12.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                4                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.207          $12.585          $11.834
  Accumulation Unit Value at end of
   period                                    $14.530          $13.207          $12.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                7               --
MORGAN STANLEY UIF GLOBAL FRANCHISE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.992          $13.591          $12.542
  Accumulation Unit Value at end of
   period                                    $17.946          $14.992          $13.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               18                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.680          $13.415          $12.396
  Accumulation Unit Value at end of
   period                                    $17.433          $14.680          $13.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               13               --
MORGAN STANLEY UIF HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.284          $10.331          $10.171
  Accumulation Unit Value at end of
   period                                    $11.005          $10.284          $10.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               33               39
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.258          $10.386          $10.240
  Accumulation Unit Value at end of
   period                                    $10.889          $10.258          $10.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                2
MORGAN STANLEY UIF SMALL COMPANY GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.501          $11.241          $10.285
  Accumulation Unit Value at end of
   period                                    $13.772          $12.501          $11.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               10                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.327          $11.174          $10.237
  Accumulation Unit Value at end of
   period                                    $13.472          $12.327          $11.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14                1
MORGAN STANLEY UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.104          $10.940           $9.960
  Accumulation Unit Value at end of
   period                                    $14.391          $12.104          $10.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123              139              144
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.454          $14.991          $13.666
  Accumulation Unit Value at end of
   period                                    $19.408          $16.454          $14.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               11                4

                                                                   APP VI-13

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
MORGAN STANLEY UTILITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.732           $7.641           $7.090
  Accumulation Unit Value at end of
   period                                    $10.336           $8.732           $7.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              110              119
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.454           $7.457           $6.929
  Accumulation Unit Value at end of
   period                                     $9.928           $8.454           $7.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.819          $13.607          $12.690
  Accumulation Unit Value at end of
   period                                    $17.282          $14.819          $13.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    255              250              294
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.811          $12.783          $11.937
  Accumulation Unit Value at end of
   period                                    $15.978          $13.811          $12.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               89               43
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.181          $13.651          $12.195
  Accumulation Unit Value at end of
   period                                    $21.737          $17.181          $13.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               28               24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.773          $15.036          $13.450
  Accumulation Unit Value at end of
   period                                    $23.563          $18.773          $15.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.718          $11.859          $10.915
  Accumulation Unit Value at end of
   period                                    $15.261          $12.718          $11.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               72               70
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.601          $11.845          $10.916
  Accumulation Unit Value at end of
   period                                    $15.000          $12.601          $11.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               21                7
VAN KAMPEN LIT AGGRESSIVE GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.794          $10.775           $9.912
  Accumulation Unit Value at end of
   period                                    $12.190          $11.794          $10.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.630          $10.710           $9.866
  Accumulation Unit Value at end of
   period                                    $11.925          $11.630          $10.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.856          $14.485          $13.428
  Accumulation Unit Value at end of
   period                                    $16.982          $14.856          $14.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               58                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.547          $14.297          $13.272
  Accumulation Unit Value at end of
   period                                    $16.497          $14.547          $14.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               34               10

APP VI-14

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
VAN KAMPEN LIT ENTERPRISE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.777           $5.436           $5.057
  Accumulation Unit Value at end of
   period                                     $6.076           $5.777           $5.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     63               66               86
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.594           $5.306           $4.942
  Accumulation Unit Value at end of
   period                                     $5.836           $5.594           $5.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
VAN KAMPEN LIT GOVERNMENT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.249          $10.074          $10.067
  Accumulation Unit Value at end of
   period                                    $10.411          $10.249          $10.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.112          $10.019          $10.025
  Accumulation Unit Value at end of
   period                                    $10.189          $10.112          $10.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               16                1
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.971          $13.852          $12.813
  Accumulation Unit Value at end of
   period                                    $17.104          $14.971          $13.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               57               53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.496          $13.519          $12.522
  Accumulation Unit Value at end of
   period                                    $16.429          $14.496          $13.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               26               10
VAN KAMPEN LIT STRATEGIC GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.209          $12.457          $11.579
  Accumulation Unit Value at end of
   period                                    $13.354          $13.209          $12.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.934          $12.296          $11.444
  Accumulation Unit Value at end of
   period                                    $12.972          $12.934          $12.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

                                                                   APP VI-15

-------------------------------------------------------------------------------

SERIES IV:

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.451           $8.072
  Accumulation Unit Value at end of
   period                                    $11.212           $9.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110              127
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.980           $8.569
  Accumulation Unit Value at end of
   period                                    $11.745           $9.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                2
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.559          $10.155
  Accumulation Unit Value at end of
   period                                    $15.348          $12.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               64
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.325          $10.019
  Accumulation Unit Value at end of
   period                                    $14.942          $12.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               16
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.210           $7.754
  Accumulation Unit Value at end of
   period                                    $10.000           $9.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    892              921
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.888           $7.523
  Accumulation Unit Value at end of
   period                                     $9.574           $8.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195              188
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.551          $11.511
  Accumulation Unit Value at end of
   period                                    $14.244          $12.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    525              577
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.983          $11.049
  Accumulation Unit Value at end of
   period                                    $13.491          $11.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    113              115
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.694           $7.869
  Accumulation Unit Value at end of
   period                                    $11.362           $9.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    421              388
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.271           $8.383
  Accumulation Unit Value at end of
   period                                    $11.943          $10.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               45
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.233           $6.301
  Accumulation Unit Value at end of
   period                                     $7.745           $7.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    171              178
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.038           $6.164
  Accumulation Unit Value at end of
   period                                     $7.476           $7.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               28

APP VI-16

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.931          $13.638
  Accumulation Unit Value at end of
   period                                    $14.890          $13.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    256               83
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.406          $13.195
  Accumulation Unit Value at end of
   period                                    $14.216          $13.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               25
MFS(R) CAPITAL OPPORTUNITIES SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.332           $5.915
  Accumulation Unit Value at end of
   period                                     $7.099           $6.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               82
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.160           $5.784
  Accumulation Unit Value at end of
   period                                     $6.851           $6.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.370           $4.545
  Accumulation Unit Value at end of
   period                                     $5.707           $5.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               68
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.154           $4.386
  Accumulation Unit Value at end of
   period                                     $5.435           $5.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               12
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.393           $5.811
  Accumulation Unit Value at end of
   period                                     $6.775           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.020           $5.501
  Accumulation Unit Value at end of
   period                                     $6.328           $6.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.873           $8.056
  Accumulation Unit Value at end of
   period                                     $9.877           $8.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.414           $7.680
  Accumulation Unit Value at end of
   period                                     $9.291           $8.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.089          $12.671
  Accumulation Unit Value at end of
   period                                    $14.428          $13.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    318              351
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.895          $11.576
  Accumulation Unit Value at end of
   period                                    $13.007          $11.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109              109

                                                                   APP VI-17

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
MORGAN STANLEY BALANCED GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.957          $12.120
  Accumulation Unit Value at end of
   period                                    $14.343          $12.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106              116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.545          $11.797
  Accumulation Unit Value at end of
   period                                    $13.776          $12.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.375           $3.351
  Accumulation Unit Value at end of
   period                                     $4.634           $4.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    342              366
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.236           $3.262
  Accumulation Unit Value at end of
   period                                     $4.451           $4.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               12
MORGAN STANLEY DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.745           $7.022
  Accumulation Unit Value at end of
   period                                     $9.512           $8.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               80
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.467           $6.835
  Accumulation Unit Value at end of
   period                                     $9.137           $8.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY DIVIDEND GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.661          $10.858
  Accumulation Unit Value at end of
   period                                    $12.749          $11.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              184
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.290          $10.569
  Accumulation Unit Value at end of
   period                                    $12.245          $11.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
MORGAN STANLEY EQUALLY-WEIGHTED S&P 500
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.327          $12.792
  Accumulation Unit Value at end of
   period                                    $16.279          $14.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    231              262
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.872          $12.452
  Accumulation Unit Value at end of
   period                                    $15.636          $13.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               38
MORGAN STANLEY FLEXIBLE INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.290          $11.048
  Accumulation Unit Value at end of
   period                                    $11.754          $11.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.931          $10.754
  Accumulation Unit Value at end of
   period                                    $11.289          $10.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2

APP VI-18

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
MORGAN STANLEY FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.182           $5.895
  Accumulation Unit Value at end of
   period                                     $7.084           $7.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              285
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.954           $5.738
  Accumulation Unit Value at end of
   period                                     $6.804           $6.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
MORGAN STANLEY GLOBAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.179           $8.122
  Accumulation Unit Value at end of
   period                                    $10.973           $9.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.888           $7.906
  Accumulation Unit Value at end of
   period                                    $10.540           $8.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.130           $5.765
  Accumulation Unit Value at end of
   period                                     $7.287           $7.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.903           $5.612
  Accumulation Unit Value at end of
   period                                     $6.999           $6.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               21
MORGAN STANLEY MONEY MARKET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.251          $10.164
  Accumulation Unit Value at end of
   period                                    $10.537          $10.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    157              150
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.926           $9.894
  Accumulation Unit Value at end of
   period                                    $10.121           $9.926
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4
MORGAN STANLEY UIF CORE PLUS FIXED
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.136          $12.885
  Accumulation Unit Value at end of
   period                                    $13.423          $13.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    237              277
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.190          $13.008
  Accumulation Unit Value at end of
   period                                    $13.371          $13.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               28
MORGAN STANLEY UIF EMERGING MARKET DEBT
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.779          $16.088
  Accumulation Unit Value at end of
   period                                    $19.407          $17.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.980          $18.175
  Accumulation Unit Value at end of
   period                                    $21.636          $19.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4

                                                                   APP VI-19

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
MORGAN STANLEY UIF EMERGING MARKETS
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.968           $9.705
  Accumulation Unit Value at end of
   period                                    $17.520          $12.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.279          $12.249
  Accumulation Unit Value at end of
   period                                    $21.819          $16.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3
MORGAN STANLEY UIF EQUITY AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.487          $12.520
  Accumulation Unit Value at end of
   period                                    $14.958          $13.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.207          $12.325
  Accumulation Unit Value at end of
   period                                    $14.530          $13.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                7
MORGAN STANLEY UIF GLOBAL FRANCHISE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.992          $14.130
  Accumulation Unit Value at end of
   period                                    $17.946          $14.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.680          $13.910
  Accumulation Unit Value at end of
   period                                    $17.433          $14.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               13
MORGAN STANLEY UIF HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.284           $9.940
  Accumulation Unit Value at end of
   period                                    $11.005          $10.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.258           $9.967
  Accumulation Unit Value at end of
   period                                    $10.889          $10.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4
MORGAN STANLEY UIF SMALL COMPANY GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.501          $10.592
  Accumulation Unit Value at end of
   period                                    $13.772          $12.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.327          $10.501
  Accumulation Unit Value at end of
   period                                    $13.472          $12.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14
MORGAN STANLEY UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.104          $10.661
  Accumulation Unit Value at end of
   period                                    $14.391          $12.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123              139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.454          $14.570
  Accumulation Unit Value at end of
   period                                    $19.408          $16.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               11

APP VI-20

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
MORGAN STANLEY UTILITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.732           $7.878
  Accumulation Unit Value at end of
   period                                    $10.336           $8.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              110
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.454           $7.669
  Accumulation Unit Value at end of
   period                                     $9.928           $8.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.819          $13.474
  Accumulation Unit Value at end of
   period                                    $17.282          $14.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    255              250
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.811          $12.624
  Accumulation Unit Value at end of
   period                                    $15.978          $13.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               89
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.181          $13.520
  Accumulation Unit Value at end of
   period                                    $21.737          $17.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.773          $14.852
  Accumulation Unit Value at end of
   period                                    $23.563          $18.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.718          $11.634
  Accumulation Unit Value at end of
   period                                    $15.261          $12.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.601          $11.589
  Accumulation Unit Value at end of
   period                                    $15.000          $12.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               21
VAN KAMPEN LIT AGGRESSIVE GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.794          $10.059
  Accumulation Unit Value at end of
   period                                    $12.190          $11.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.630           $9.972
  Accumulation Unit Value at end of
   period                                    $11.925          $11.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.856          $14.092
  Accumulation Unit Value at end of
   period                                    $16.982          $14.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.547          $13.873
  Accumulation Unit Value at end of
   period                                    $16.497          $14.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               34

                                                                   APP VI-21

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
VAN KAMPEN LIT ENTERPRISE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.777           $5.196
  Accumulation Unit Value at end of
   period                                     $6.076           $5.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     63               66
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.594           $5.057
  Accumulation Unit Value at end of
   period                                     $5.836           $5.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
VAN KAMPEN LIT GOVERNMENT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.249          $10.176
  Accumulation Unit Value at end of
   period                                    $10.411          $10.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.112          $10.093
  Accumulation Unit Value at end of
   period                                    $10.189          $10.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               16
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.971          $13.680
  Accumulation Unit Value at end of
   period                                    $17.104          $14.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               57
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.496          $13.316
  Accumulation Unit Value at end of
   period                                    $16.429          $14.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               26
VAN KAMPEN LIT STRATEGIC GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.209          $11.619
  Accumulation Unit Value at end of
   period                                    $13.354          $13.209
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.934          $11.438
  Accumulation Unit Value at end of
   period                                    $12.972          $12.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --

To obtain a Statement of Additional Information, please complete the form below and mail to:


     The Hartford
     Attn: U.S. Wealth Management
     P.O. Box 5085
     Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Series II, Series IIR, Series III and Series IV of Hartford Select Leaders variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

   SERIES II, SERIES IIR, SERIES III AND SERIES IV OF HARTFORD SELECT LEADERS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 21, 2007 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $76,991,638; 2005: $38,481,029; and 2004: $1,248,672.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

-------------------------------------------------------------------------------

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

SERIES II/IIR:

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.242          $11.795          $10.561           $8.687
  Accumulation Unit Value at end of
   period                                    $15.693          $13.242          $11.795          $10.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.046          $11.656          $10.467           $8.625
  Accumulation Unit Value at end of
   period                                    $15.415          $13.046          $11.656          $10.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.024          $11.642          $10.460           $8.622
  Accumulation Unit Value at end of
   period                                    $15.381          $13.024          $11.642          $10.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               14               15                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.957          $11.599          $10.584               --
  Accumulation Unit Value at end of
   period                                    $15.280          $12.957          $11.599               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               20               18               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.160           $8.212           $7.401           $6.111
  Accumulation Unit Value at end of
   period                                    $10.785           $9.160           $8.212           $7.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.942           $8.927           $8.168               --
  Accumulation Unit Value at end of
   period                                    $11.689           $9.942           $8.927               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                2               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.191          $13.936          $11.714           $8.786
  Accumulation Unit Value at end of
   period                                    $20.988          $17.191          $13.936          $11.714
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.937          $13.771          $11.611           $8.723
  Accumulation Unit Value at end of
   period                                    $20.616          $16.937          $13.771          $11.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                6                5                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.909          $13.754          $11.602           $8.720
  Accumulation Unit Value at end of
   period                                    $20.571          $16.909          $13.754          $11.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               15               15                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.822          $13.705          $12.050               --
  Accumulation Unit Value at end of
   period                                    $20.435          $16.822          $13.705               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               22               20               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.172           $9.931           $8.402           $6.326
  Accumulation Unit Value at end of
   period                                    $14.764          $12.172           $9.931           $8.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.278          $10.033           $8.846               --
  Accumulation Unit Value at end of
   period                                    $14.870          $12.278          $10.033               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               13               10               --

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
                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.164          $11.512          $10.399           $8.995
  Accumulation Unit Value at end of
   period                                    $14.279          $13.164          $11.512          $10.399
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               43               39               30
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.970          $11.376          $10.307           $8.931
  Accumulation Unit Value at end of
   period                                    $14.026          $12.970          $11.376          $10.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               90               94                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.948          $11.363          $10.299           $8.927
  Accumulation Unit Value at end of
   period                                    $13.995          $12.948          $11.363          $10.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    131              134              122               82
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.881          $11.322          $10.528               --
  Accumulation Unit Value at end of
   period                                    $13.903          $12.881          $11.322               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              143              128               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.927           $7.857           $7.143           $6.202
  Accumulation Unit Value at end of
   period                                     $9.620           $8.927           $7.857           $7.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               55               56               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.855           $7.806           $7.279               --
  Accumulation Unit Value at end of
   period                                     $9.528           $8.855           $7.806               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               83               81               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.212          $11.725          $10.794           $9.278
  Accumulation Unit Value at end of
   period                                    $13.845          $12.212          $11.725          $10.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               19               20                8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.031          $11.586          $10.699           $9.212
  Accumulation Unit Value at end of
   period                                    $13.600          $12.031          $11.586          $10.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               23               22                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.011          $11.572          $10.691           $9.208
  Accumulation Unit Value at end of
   period                                    $13.570          $12.011          $11.572          $10.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101              107              116               95
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.949          $11.531          $10.889               --
  Accumulation Unit Value at end of
   period                                    $13.480          $11.949          $11.531               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    168              170              157               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.164          $11.755          $10.893           $9.398
  Accumulation Unit Value at end of
   period                                    $13.702          $12.164          $11.755          $10.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               38               40               23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.938          $11.554          $10.941               --
  Accumulation Unit Value at end of
   period                                    $13.426          $11.938          $11.554               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               33               33               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.877          $11.605           $9.883           $7.824
  Accumulation Unit Value at end of
   period                                    $16.248          $13.877          $11.605           $9.883
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               18                7                1

6

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.672          $11.468           $9.796           $7.768
  Accumulation Unit Value at end of
   period                                    $15.961          $13.672          $11.468           $9.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     74               65               21                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.649          $11.454           $9.789           $7.765
  Accumulation Unit Value at end of
   period                                    $15.925          $13.649          $11.454           $9.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               27               27               20
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.579          $11.413           $9.962               --
  Accumulation Unit Value at end of
   period                                    $15.820          $13.579          $11.413               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               46               42               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.395           $7.908           $6.779           $5.387
  Accumulation Unit Value at end of
   period                                    $10.930           $9.395           $7.908           $6.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                4               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.233           $8.626           $7.550               --
  Accumulation Unit Value at end of
   period                                    $11.886          $10.233           $8.626               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10                9               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.525          $12.146          $11.071           $9.168
  Accumulation Unit Value at end of
   period                                    $13.398          $12.525          $12.146          $11.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                4               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.340          $12.002          $10.973           $9.102
  Accumulation Unit Value at end of
   period                                    $13.160          $12.340          $12.002          $10.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                7                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.319          $11.988          $10.965           $9.098
  Accumulation Unit Value at end of
   period                                    $13.131          $12.319          $11.988          $10.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               23               24               14
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.256          $11.944          $11.293               --
  Accumulation Unit Value at end of
   period                                    $13.044          $12.256          $11.944               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               17               13               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.010           $6.842           $6.278           $5.218
  Accumulation Unit Value at end of
   period                                     $7.450           $7.010           $6.842           $6.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               15               12               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.011           $6.854           $6.498               --
  Accumulation Unit Value at end of
   period                                     $7.440           $7.011           $6.854               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                6               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.406          $14.389          $13.290          $12.489
  Accumulation Unit Value at end of
   period                                    $15.383          $14.406          $14.389          $13.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22                4                4                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.193          $14.219          $13.173          $12.400
  Accumulation Unit Value at end of
   period                                    $15.110          $14.193          $14.219          $13.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47                7                8                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.169          $14.202          $13.163          $12.395
  Accumulation Unit Value at end of
   period                                    $15.077          $14.169          $14.202          $13.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               27               26               16

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.096          $14.151          $13.264               --
  Accumulation Unit Value at end of
   period                                    $14.977          $14.096          $14.151               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               30               27               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.501          $13.574          $12.619          $11.903
  Accumulation Unit Value at end of
   period                                    $14.324          $13.501          $13.574          $12.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.355          $13.447          $12.639               --
  Accumulation Unit Value at end of
   period                                    $14.148          $13.355          $13.447               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --
MFS(R) CAPITAL OPPORTUNITIES SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.400           $8.394           $7.584           $6.725
  Accumulation Unit Value at end of
   period                                     $9.407           $8.400           $8.394           $7.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.275           $8.294           $7.517           $6.677
  Accumulation Unit Value at end of
   period                                     $9.240           $8.275           $8.294           $7.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                6               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.261           $8.284           $7.511           $6.675
  Accumulation Unit Value at end of
   period                                     $9.220           $8.261           $8.284           $7.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.219           $8.254           $7.693               --
  Accumulation Unit Value at end of
   period                                     $9.159           $8.219           $8.254               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.137           $6.173           $5.614           $4.997
  Accumulation Unit Value at end of
   period                                     $6.829           $6.137           $6.173           $5.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.137           $6.182           $5.777               --
  Accumulation Unit Value at end of
   period                                     $6.818           $6.137           $6.182               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.987           $7.433           $6.687           $5.953
  Accumulation Unit Value at end of
   period                                     $8.481           $7.987           $7.433           $6.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.869           $7.345           $6.627           $5.910
  Accumulation Unit Value at end of
   period                                     $8.331           $7.869           $7.345           $6.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.856           $7.336           $6.623           $5.908
  Accumulation Unit Value at end of
   period                                     $8.312           $7.856           $7.336           $6.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.816           $7.310           $6.810               --
  Accumulation Unit Value at end of
   period                                     $8.257           $7.816           $7.310               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.204           $4.874           $4.413           $3.944
  Accumulation Unit Value at end of
   period                                     $5.490           $5.204           $4.874           $4.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

8

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.135           $4.817           $4.500               --
  Accumulation Unit Value at end of
   period                                     $5.409           $5.135           $4.817               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                9               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.920           $7.702           $7.168           $6.587
  Accumulation Unit Value at end of
   period                                     $8.385           $7.920           $7.702           $7.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.803           $7.611           $7.104           $6.540
  Accumulation Unit Value at end of
   period                                     $8.236           $7.803           $7.611           $7.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.790           $7.602           $7.099           $6.537
  Accumulation Unit Value at end of
   period                                     $8.218           $7.790           $7.602           $7.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.750           $7.574           $7.243               --
  Accumulation Unit Value at end of
   period                                     $8.163           $7.750           $7.574               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                1                1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.196           $6.065           $5.681           $5.240
  Accumulation Unit Value at end of
   period                                     $6.517           $6.196           $6.065           $5.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.997           $5.879           $5.637               --
  Accumulation Unit Value at end of
   period                                     $6.298           $5.997           $5.879               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.782           $8.315           $7.588           $6.805
  Accumulation Unit Value at end of
   period                                     $9.765           $8.782           $8.315           $7.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                3               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.652           $8.217           $7.520           $6.757
  Accumulation Unit Value at end of
   period                                     $9.592           $8.652           $8.217           $7.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.637           $8.207           $7.515           $6.754
  Accumulation Unit Value at end of
   period                                     $9.571           $8.637           $8.207           $7.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11               13               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.593           $8.177           $7.583               --
  Accumulation Unit Value at end of
   period                                     $9.508           $8.593           $8.177               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.600           $8.196           $7.528           $6.777
  Accumulation Unit Value at end of
   period                                     $9.501           $8.600           $8.196           $7.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.382           $8.000           $7.439               --
  Accumulation Unit Value at end of
   period                                     $9.246           $8.382           $8.000               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.969          $12.817          $11.699          $10.873
  Accumulation Unit Value at end of
   period                                    $14.281          $12.969          $12.817          $11.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                6                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.777          $12.665          $11.596          $10.796
  Accumulation Unit Value at end of
   period                                    $14.028          $12.777          $12.665          $11.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                8               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.756          $12.650          $11.587          $10.791
  Accumulation Unit Value at end of
   period                                    $13.997          $12.756          $12.650          $11.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               29               27               17
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.690          $12.604          $11.714               --
  Accumulation Unit Value at end of
   period                                    $13.905          $12.690          $12.604               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               53               36               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.686          $12.619          $11.594          $10.816
  Accumulation Unit Value at end of
   period                                    $13.879          $12.686          $12.619          $11.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11               11                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.850          $11.805          $11.001               --
  Accumulation Unit Value at end of
   period                                    $12.945          $11.850          $11.805               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               28               30               --
MORGAN STANLEY BALANCED GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.869          $12.120          $11.127          $10.155
  Accumulation Unit Value at end of
   period                                    $14.231          $12.869          $12.120          $11.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.709          $12.006          $11.055          $10.107
  Accumulation Unit Value at end of
   period                                    $14.012          $12.709          $12.006          $11.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.678          $11.982          $11.039          $10.095
  Accumulation Unit Value at end of
   period                                    $13.971          $12.678          $11.982          $11.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.623          $11.948          $11.132               --
  Accumulation Unit Value at end of
   period                                    $13.889          $12.623          $11.948               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.558          $11.904          $11.000          $10.077
  Accumulation Unit Value at end of
   period                                    $13.797          $12.558          $11.904          $11.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.520          $11.886          $11.106               --
  Accumulation Unit Value at end of
   period                                    $13.735          $12.520          $11.886               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MORGAN STANLEY CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.345           $3.612           $2.999           $2.478
  Accumulation Unit Value at end of
   period                                     $4.598           $4.345           $3.612           $2.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               12                9                4

10

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $4.291           $3.578           $2.979           $2.466
  Accumulation Unit Value at end of
   period                                     $4.527           $4.291           $3.578           $2.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               95              146               13
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.280           $3.571           $2.975           $2.463
  Accumulation Unit Value at end of
   period                                     $4.514           $4.280           $3.571           $2.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.262           $3.561           $3.058               --
  Accumulation Unit Value at end of
   period                                     $4.488           $4.262           $3.561               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                6                6               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.240           $3.548           $2.964           $2.459
  Accumulation Unit Value at end of
   period                                     $4.458           $4.240           $3.548           $2.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.227           $3.543           $3.051               --
  Accumulation Unit Value at end of
   period                                     $4.438           $4.227           $3.543               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7               --
MORGAN STANLEY DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.686           $7.454           $6.211           $5.121
  Accumulation Unit Value at end of
   period                                     $9.438           $8.686           $7.454           $6.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.578           $7.383           $6.171           $5.096
  Accumulation Unit Value at end of
   period                                     $9.293           $8.578           $7.383           $6.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.557           $7.369           $6.162           $5.091
  Accumulation Unit Value at end of
   period                                     $9.265           $8.557           $7.369           $6.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                5                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.519           $7.348           $6.309               --
  Accumulation Unit Value at end of
   period                                     $9.211           $8.519           $7.348               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.476           $7.321           $6.140           $5.082
  Accumulation Unit Value at end of
   period                                     $9.150           $8.476           $7.321           $6.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.450           $7.310           $6.294               --
  Accumulation Unit Value at end of
   period                                     $9.109           $8.450           $7.310               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11                8               --
MORGAN STANLEY DIVIDEND GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.582          $11.174          $10.510           $9.120
  Accumulation Unit Value at end of
   period                                    $12.649          $11.582          $11.174          $10.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.438          $11.069          $10.442           $9.076
  Accumulation Unit Value at end of
   period                                    $12.455          $11.438          $11.069          $10.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.410          $11.047          $10.427           $9.066
  Accumulation Unit Value at end of
   period                                    $12.418          $11.410          $11.047          $10.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                9               11                8

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.360          $11.015          $10.423               --
  Accumulation Unit Value at end of
   period                                    $12.345          $11.360          $11.015               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.302          $10.975          $10.390           $9.050
  Accumulation Unit Value at end of
   period                                    $12.264          $11.302          $10.975          $10.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.268          $10.959          $10.398               --
  Accumulation Unit Value at end of
   period                                    $12.209          $11.268          $10.959               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
MORGAN STANLEY EQUALLY-WEIGHTED S&P 500
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.229          $13.442          $11.741           $9.815
  Accumulation Unit Value at end of
   period                                    $16.152          $14.229          $13.442          $11.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               20               31               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.053          $13.315          $11.665           $9.768
  Accumulation Unit Value at end of
   period                                    $15.903          $14.053          $13.315          $11.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               75              115               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.018          $13.288          $11.648           $9.757
  Accumulation Unit Value at end of
   period                                    $15.856          $14.018          $13.288          $11.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               16               15                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.957          $13.250          $11.877               --
  Accumulation Unit Value at end of
   period                                    $15.763          $13.957          $13.250               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               22               33               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.885          $13.202          $11.607           $9.740
  Accumulation Unit Value at end of
   period                                    $15.659          $13.885          $13.202          $11.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               18               17                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.844          $13.182          $11.849               --
  Accumulation Unit Value at end of
   period                                    $15.589          $13.844          $13.182               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               28               27               --
MORGAN STANLEY FLEXIBLE INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.213          $11.103          $10.582          $10.059
  Accumulation Unit Value at end of
   period                                    $11.662          $11.213          $11.103          $10.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                1               30                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.074          $10.998          $10.513          $10.012
  Accumulation Unit Value at end of
   period                                    $11.482          $11.074          $10.998          $10.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               66              147                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.047          $10.976          $10.498          $10.000
  Accumulation Unit Value at end of
   period                                    $11.449          $11.047          $10.976          $10.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                8                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.998          $10.944          $10.546               --
  Accumulation Unit Value at end of
   period                                    $11.381          $10.998          $10.944               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               12               12               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.942          $10.905          $10.461           $9.982
  Accumulation Unit Value at end of
   period                                    $11.306          $10.942          $10.905          $10.461
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5               --

12

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.909          $10.888          $10.521               --
  Accumulation Unit Value at end of
   period                                    $11.255          $10.909          $10.888               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MORGAN STANLEY FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.134           $6.350           $5.976           $5.340
  Accumulation Unit Value at end of
   period                                     $7.029           $7.134           $6.350           $5.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.045           $6.290           $5.937           $5.314
  Accumulation Unit Value at end of
   period                                     $6.920           $7.045           $6.290           $5.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.028           $6.277           $5.929           $5.308
  Accumulation Unit Value at end of
   period                                     $6.900           $7.028           $6.277           $5.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               10                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.997           $6.259           $5.965               --
  Accumulation Unit Value at end of
   period                                     $6.859           $6.997           $6.259               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.961           $6.237           $5.908           $5.299
  Accumulation Unit Value at end of
   period                                     $6.814           $6.961           $6.237           $5.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.940           $6.227           $5.951               --
  Accumulation Unit Value at end of
   period                                     $6.783           $6.940           $6.227               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                3                3               --
MORGAN STANLEY GLOBAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.117           $8.397           $7.909           $6.649
  Accumulation Unit Value at end of
   period                                    $10.888           $9.117           $8.397           $7.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.003           $8.318           $7.857           $6.617
  Accumulation Unit Value at end of
   period                                    $10.720           $9.003           $8.318           $7.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.981           $8.302           $7.846           $6.609
  Accumulation Unit Value at end of
   period                                    $10.689           $8.981           $8.302           $7.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                8                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.942           $8.278           $7.866               --
  Accumulation Unit Value at end of
   period                                    $10.626           $8.942           $8.278               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                1                1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.896           $8.248           $7.818           $6.598
  Accumulation Unit Value at end of
   period                                    $10.556           $8.896           $8.248           $7.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.870           $8.235           $7.847               --
  Accumulation Unit Value at end of
   period                                    $10.508           $8.870           $8.235               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.081           $6.245           $5.910           $5.235
  Accumulation Unit Value at end of
   period                                     $7.230           $7.081           $6.245           $5.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                5                7                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.993           $6.186           $5.871           $5.210
  Accumulation Unit Value at end of
   period                                     $7.119           $6.993           $6.186           $5.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                4               14                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.976           $6.174           $5.863           $5.204
  Accumulation Unit Value at end of
   period                                     $7.098           $6.976           $6.174           $5.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                5                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.945           $6.156           $5.957               --
  Accumulation Unit Value at end of
   period                                     $7.056           $6.945           $6.156               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.910           $6.134           $5.842           $5.194
  Accumulation Unit Value at end of
   period                                     $7.010           $6.910           $6.134           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.889           $6.125           $5.943               --
  Accumulation Unit Value at end of
   period                                     $6.978           $6.889           $6.125               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11               11               --
MORGAN STANLEY MONEY MARKET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.182          $10.096          $10.196          $10.273
  Accumulation Unit Value at end of
   period                                    $10.455          $10.182          $10.096          $10.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6               11               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.055          $10.000          $10.130          $10.225
  Accumulation Unit Value at end of
   period                                    $10.294          $10.055          $10.000          $10.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               17               29               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.031           $9.981          $10.115          $10.213
  Accumulation Unit Value at end of
   period                                    $10.264          $10.031           $9.981          $10.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               12               12                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.987           $9.952          $10.087               --
  Accumulation Unit Value at end of
   period                                    $10.204           $9.987           $9.952               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                1                1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.936           $9.916          $10.080          $10.195
  Accumulation Unit Value at end of
   period                                    $10.136           $9.936           $9.916          $10.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.906           $9.901          $10.063               --
  Accumulation Unit Value at end of
   period                                    $10.091           $9.906           $9.901               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --
MORGAN STANLEY UIF CORE PLUS FIXED
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.593          $13.254          $12.904          $12.805
  Accumulation Unit Value at end of
   period                                    $13.877          $13.593          $13.254          $12.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               15                3               --

14

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.396          $13.101          $12.793          $12.718
  Accumulation Unit Value at end of
   period                                    $13.634          $13.396          $13.101          $12.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                2                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.373          $13.085          $12.784          $12.712
  Accumulation Unit Value at end of
   period                                    $13.604          $13.373          $13.085          $12.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               49               49               36
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.305          $13.038          $12.822               --
  Accumulation Unit Value at end of
   period                                    $13.515          $13.305          $13.038               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               37               36               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.203          $12.958          $12.698          $12.649
  Accumulation Unit Value at end of
   period                                    $13.391          $13.203          $12.958          $12.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                6                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.087          $12.863          $12.685               --
  Accumulation Unit Value at end of
   period                                    $13.254          $13.087          $12.863               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                6               --
MORGAN STANLEY UIF EMERGING MARKET DEBT
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.597          $15.024          $13.871          $12.792
  Accumulation Unit Value at end of
   period                                    $18.099          $16.597          $15.024          $13.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.348          $14.843          $13.745          $12.698
  Accumulation Unit Value at end of
   period                                    $17.774          $16.348          $14.843          $13.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.320          $14.825          $13.735          $12.693
  Accumulation Unit Value at end of
   period                                    $17.735          $16.320          $14.825          $13.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                4                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.237          $14.771          $13.756               --
  Accumulation Unit Value at end of
   period                                    $17.618          $16.237          $14.771               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.000          $18.222          $16.933          $15.675
  Accumulation Unit Value at end of
   period                                    $21.668          $20.000          $18.222          $16.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.820          $18.085          $16.889               --
  Accumulation Unit Value at end of
   period                                    $21.441          $19.820          $18.085               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
MORGAN STANLEY UIF EMERGING MARKETS
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.776          $12.735          $10.511           $7.628
  Accumulation Unit Value at end of
   period                                    $22.642          $16.776          $12.735          $10.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.533          $12.588          $10.421           $7.576
  Accumulation Unit Value at end of
   period                                    $22.248          $16.533          $12.588          $10.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.505          $12.573          $10.413           $7.573
  Accumulation Unit Value at end of
   period                                    $22.199          $16.505          $12.573          $10.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.421          $12.528          $10.682               --
  Accumulation Unit Value at end of
   period                                    $22.052          $16.421          $12.528               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6                6               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.295          $12.451          $10.343           $7.535
  Accumulation Unit Value at end of
   period                                    $21.851          $16.295          $12.451          $10.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.152          $12.360          $10.568               --
  Accumulation Unit Value at end of
   period                                    $21.626          $16.152          $12.360               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MORGAN STANLEY UIF EQUITY AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.452          $12.729          $11.598          $10.545
  Accumulation Unit Value at end of
   period                                    $14.903          $13.452          $12.729          $11.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.344          $12.665          $11.575          $10.542
  Accumulation Unit Value at end of
   period                                    $14.740          $13.344          $12.665          $11.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.327          $12.655          $11.571          $10.542
  Accumulation Unit Value at end of
   period                                    $14.713          $13.327          $12.655          $11.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.273          $12.623          $11.707               --
  Accumulation Unit Value at end of
   period                                    $14.632          $13.273          $12.623               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.220          $12.592          $11.548          $10.539
  Accumulation Unit Value at end of
   period                                    $14.552          $13.220          $12.592          $11.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.181          $12.573          $11.692               --
  Accumulation Unit Value at end of
   period                                    $14.487          $13.181          $12.573               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MORGAN STANLEY UIF GLOBAL FRANCHISE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.952          $13.568          $12.226          $10.515
  Accumulation Unit Value at end of
   period                                    $17.880          $14.952          $13.568          $12.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                8               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.833          $13.501          $12.202          $10.513
  Accumulation Unit Value at end of
   period                                    $17.684          $14.833          $13.501          $12.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.813          $13.489          $12.197          $10.512
  Accumulation Unit Value at end of
   period                                    $17.652          $14.813          $13.489          $12.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.754          $13.456          $12.380               --
  Accumulation Unit Value at end of
   period                                    $17.555          $14.754          $13.456               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.695          $13.422          $12.173          $10.509
  Accumulation Unit Value at end of
   period                                    $17.459          $14.695          $13.422          $12.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

16

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.651          $13.402          $12.364               --
  Accumulation Unit Value at end of
   period                                    $17.380          $14.651          $13.402               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MORGAN STANLEY UIF HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.585          $10.643           $9.878           $8.972
  Accumulation Unit Value at end of
   period                                    $11.315          $10.585          $10.643           $9.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.426          $10.515           $9.788           $8.906
  Accumulation Unit Value at end of
   period                                    $11.112          $10.426          $10.515           $9.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.409          $10.503           $9.781           $8.902
  Accumulation Unit Value at end of
   period                                    $11.088          $10.409          $10.503           $9.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                4                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.355          $10.464           $9.853               --
  Accumulation Unit Value at end of
   period                                    $11.015          $10.355          $10.464               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.268          $10.392           $9.707           $8.850
  Accumulation Unit Value at end of
   period                                    $10.905          $10.268          $10.392           $9.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.176          $10.314           $9.737               --
  Accumulation Unit Value at end of
   period                                    $10.791          $10.176          $10.314               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
MORGAN STANLEY UIF SMALL COMPANY GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.479          $11.233           $9.943               --
  Accumulation Unit Value at end of
   period                                    $13.734          $12.479          $11.233               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.414          $11.208           $9.940               --
  Accumulation Unit Value at end of
   period                                    $13.621          $12.414          $11.208               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.403          $11.204           $9.940               --
  Accumulation Unit Value at end of
   period                                    $13.603          $12.403          $11.204               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.370          $11.191           $9.938               --
  Accumulation Unit Value at end of
   period                                    $13.547          $12.370          $11.191               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.338          $11.178           $9.937               --
  Accumulation Unit Value at end of
   period                                    $13.491          $12.338          $11.178               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.305          $11.166           $9.936               --
  Accumulation Unit Value at end of
   period                                    $13.435          $12.305          $11.166               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.333          $13.872          $12.301          $10.139
  Accumulation Unit Value at end of
   period                                    $18.212          $15.333          $13.872          $12.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                4                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.103          $13.705          $12.189          $10.064
  Accumulation Unit Value at end of
   period                                    $17.886          $15.103          $13.705          $12.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4                4               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.077          $13.689          $12.181          $10.060
  Accumulation Unit Value at end of
   period                                    $17.846          $15.077          $13.689          $12.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               13               14                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.000          $13.639          $12.313               --
  Accumulation Unit Value at end of
   period                                    $17.728          $15.000          $13.639               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               20               17               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.470          $14.999          $13.387          $11.075
  Accumulation Unit Value at end of
   period                                    $19.437          $16.470          $14.999          $13.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.322          $14.886          $13.475               --
  Accumulation Unit Value at end of
   period                                    $19.234          $16.322          $14.886               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MORGAN STANLEY UTILITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.672           $7.596           $6.217           $5.852
  Accumulation Unit Value at end of
   period                                    $10.256           $8.672           $7.596           $6.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.564           $7.524           $6.177           $5.824
  Accumulation Unit Value at end of
   period                                    $10.098           $8.564           $7.524           $6.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.543           $7.510           $6.168           $5.817
  Accumulation Unit Value at end of
   period                                    $10.068           $8.543           $7.510           $6.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.506           $7.488           $6.368               --
  Accumulation Unit Value at end of
   period                                    $10.009           $8.506           $7.488               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                8                7               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.463           $7.461           $6.146           $5.807
  Accumulation Unit Value at end of
   period                                     $9.943           $8.463           $7.461           $6.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.437           $7.450           $6.353               --
  Accumulation Unit Value at end of
   period                                     $9.898           $8.437           $7.450               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.858          $13.657          $12.320          $10.829
  Accumulation Unit Value at end of
   period                                    $17.310          $14.858          $13.657          $12.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               15               18                7

18

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.639          $13.495          $12.212          $10.752
  Accumulation Unit Value at end of
   period                                    $17.003          $14.639          $13.495          $12.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               16                7               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.614          $13.479          $12.203          $10.748
  Accumulation Unit Value at end of
   period                                    $16.966          $14.614          $13.479          $12.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               32               33               20
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.430          $12.303               --
  Accumulation Unit Value at end of
   period                                    $16.854          $14.539          $13.430               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               36               28               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.363          $13.287          $12.066          $10.645
  Accumulation Unit Value at end of
   period                                    $16.625          $14.363          $13.287          $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                9                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.759          $12.748          $11.710               --
  Accumulation Unit Value at end of
   period                                    $15.901          $13.759          $12.748               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9               12               --
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.095          $12.801          $10.420           $7.727
  Accumulation Unit Value at end of
   period                                    $20.343          $16.095          $12.801          $10.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                2               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.857          $12.650          $10.327           $7.672
  Accumulation Unit Value at end of
   period                                    $19.982          $15.857          $12.650          $10.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10                8               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.830          $12.634          $10.320           $7.668
  Accumulation Unit Value at end of
   period                                    $19.938          $15.830          $12.634          $10.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.749          $12.589          $10.597               --
  Accumulation Unit Value at end of
   period                                    $19.807          $15.749          $12.589               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                5               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.651          $13.330          $10.921           $8.129
  Accumulation Unit Value at end of
   period                                    $20.910          $16.651          $13.330          $10.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.702          $14.994          $12.657               --
  Accumulation Unit Value at end of
   period                                    $23.450          $18.702          $14.994               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                6               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.171          $12.294          $10.766           $8.951
  Accumulation Unit Value at end of
   period                                    $15.789          $13.171          $12.294          $10.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                6                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.976          $12.148          $10.671           $8.887
  Accumulation Unit Value at end of
   period                                    $15.509          $12.976          $12.148          $10.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.954          $12.134          $10.664           $8.883
  Accumulation Unit Value at end of
   period                                    $15.475          $12.954          $12.134          $10.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                7                7                5

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.888          $12.090          $10.851               --
  Accumulation Unit Value at end of
   period                                    $15.372          $12.888          $12.090               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                8                7               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.326          $11.580          $10.207           $8.518
  Accumulation Unit Value at end of
   period                                    $14.680          $12.326          $11.580          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.554          $11.811          $10.630               --
  Accumulation Unit Value at end of
   period                                    $14.929          $12.554          $11.811               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5               --
VAN KAMPEN LIT AGGRESSIVE GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.773          $10.767           $9.739               --
  Accumulation Unit Value at end of
   period                                    $12.157          $11.773          $10.767               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.711          $10.742           $9.737               --
  Accumulation Unit Value at end of
   period                                    $12.057          $11.711          $10.742               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.701          $10.738           $9.736               --
  Accumulation Unit Value at end of
   period                                    $12.040          $11.701          $10.738               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.671          $10.726           $9.735               --
  Accumulation Unit Value at end of
   period                                    $11.990          $11.671          $10.726               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.640          $10.714           $9.734               --
  Accumulation Unit Value at end of
   period                                    $11.941          $11.640          $10.714               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.609          $10.702           $9.732               --
  Accumulation Unit Value at end of
   period                                    $11.892          $11.609          $10.702               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                4               --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.816          $14.461          $12.513          $10.824
  Accumulation Unit Value at end of
   period                                    $16.920          $14.816          $14.461          $12.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               15                6                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.698          $14.388          $12.488          $10.821
  Accumulation Unit Value at end of
   period                                    $16.735          $14.698          $14.388          $12.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               30                8               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.678          $14.376          $12.484          $10.821
  Accumulation Unit Value at end of
   period                                    $16.704          $14.678          $14.376          $12.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               23               23               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.620          $14.340          $12.745               --
  Accumulation Unit Value at end of
   period                                    $16.613          $14.620          $14.340               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               32               30               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.561          $14.305          $12.459          $10.818
  Accumulation Unit Value at end of
   period                                    $16.522          $14.561          $14.305          $12.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               11               10                6

20

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.517          $14.283          $12.729               --
  Accumulation Unit Value at end of
   period                                    $16.447          $14.517          $14.283               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1               --
VAN KAMPEN LIT ENTERPRISE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.738           $5.405           $5.291           $4.661
  Accumulation Unit Value at end of
   period                                     $6.029           $5.738           $5.405           $5.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.667           $5.354           $5.257           $4.639
  Accumulation Unit Value at end of
   period                                     $5.936           $5.667           $5.354           $5.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.653           $5.343           $5.249           $4.633
  Accumulation Unit Value at end of
   period                                     $5.919           $5.653           $5.343           $5.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                8                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.628           $5.328           $5.284               --
  Accumulation Unit Value at end of
   period                                     $5.884           $5.628           $5.328               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.599           $5.308           $5.231           $4.625
  Accumulation Unit Value at end of
   period                                     $5.845           $5.599           $5.308           $5.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.582           $5.300           $5.271               --
  Accumulation Unit Value at end of
   period                                     $5.819           $5.582           $5.300               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
VAN KAMPEN LIT GOVERNMENT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.237          $10.072           $9.803               --
  Accumulation Unit Value at end of
   period                                    $10.387          $10.237          $10.072               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.183          $10.049           $9.800               --
  Accumulation Unit Value at end of
   period                                    $10.302          $10.183          $10.049               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.174          $10.045           $9.800               --
  Accumulation Unit Value at end of
   period                                    $10.288          $10.174          $10.045               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.147          $10.034           $9.799               --
  Accumulation Unit Value at end of
   period                                    $10.245          $10.147          $10.034               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.121          $10.023           $9.797               --
  Accumulation Unit Value at end of
   period                                    $10.203          $10.121          $10.023               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.094          $10.011           $9.796               --
  Accumulation Unit Value at end of
   period                                    $10.161          $10.094          $10.011               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7               --

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.870          $13.771          $12.262          $10.647
  Accumulation Unit Value at end of
   period                                    $16.971          $14.870          $13.771          $12.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                7                5                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.685          $13.641          $12.182          $10.596
  Accumulation Unit Value at end of
   period                                    $16.710          $14.685          $13.641          $12.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                8                6               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.649          $13.614          $12.164          $10.584
  Accumulation Unit Value at end of
   period                                    $16.661          $14.649          $13.614          $12.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               22               22               11
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.585          $13.575          $12.296               --
  Accumulation Unit Value at end of
   period                                    $16.563          $14.585          $13.575               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               17               15               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.510          $13.526          $12.122          $10.565
  Accumulation Unit Value at end of
   period                                    $16.454          $14.510          $13.526          $12.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               12               11                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.467          $13.505          $12.267               --
  Accumulation Unit Value at end of
   period                                    $16.380          $14.467          $13.505               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               23               22               --
VAN KAMPEN LIT STRATEGIC GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.174          $12.436          $11.835          $10.563
  Accumulation Unit Value at end of
   period                                    $13.305          $13.174          $12.436          $11.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.068          $12.374          $11.811          $10.560
  Accumulation Unit Value at end of
   period                                    $13.159          $13.068          $12.374          $11.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.051          $12.364          $11.807          $10.560
  Accumulation Unit Value at end of
   period                                    $13.135          $13.051          $12.364          $11.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                3                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.999          $12.333          $11.934               --
  Accumulation Unit Value at end of
   period                                    $13.063          $12.999          $12.333               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6                5               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.947          $12.302          $11.783          $10.557
  Accumulation Unit Value at end of
   period                                    $12.991          $12.947          $12.302          $11.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.908          $12.283          $11.919               --
  Accumulation Unit Value at end of
   period                                    $12.933          $12.908          $12.283               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

22

-------------------------------------------------------------------------------

SERIES III:

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2006             2005             2004
--------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  $9.451           $8.410           $7.804
  Accumulation Unit Value at end
   of period                           $11.212           $9.451           $8.410
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          110              127              124
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  $9.358           $8.344           $7.746
  Accumulation Unit Value at end
   of period                           $11.080           $9.358           $8.344
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $13.096          $11.688          $10.852
  Accumulation Unit Value at end
   of period                           $15.489          $13.096          $11.688
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            2                1               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                  $9.235           $8.259           $7.670
  Accumulation Unit Value at end
   of period                           $10.901           $9.235           $8.259
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           13                7                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  $9.235           $8.259           $7.670
  Accumulation Unit Value at end
   of period                           $10.901           $9.235           $8.259
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           13                7                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                  $9.980           $8.952           $8.318
  Accumulation Unit Value at end
   of period                           $11.745           $9.980           $8.952
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           12                2                1
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $12.559          $10.170           $9.135
  Accumulation Unit Value at end
   of period                           $15.348          $12.559          $10.170
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           88               64               56
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $12.436          $10.091           $9.067
  Accumulation Unit Value at end
   of period                           $15.167          $12.436          $10.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $17.002          $13.810          $12.410
  Accumulation Unit Value at end
   of period                           $20.715          $17.002          $13.810
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            5                4                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $12.272           $9.988           $8.978
  Accumulation Unit Value at end
   of period                           $14.922          $12.272           $9.988
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           13               15                7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $12.272           $9.988           $8.978
  Accumulation Unit Value at end
   of period                           $14.922          $12.272           $9.988
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           13               15                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $12.325          $10.061           $9.048
  Accumulation Unit Value at end
   of period                           $14.942          $12.325          $10.061
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           15               16                8
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  $9.210           $8.047           $7.438
  Accumulation Unit Value at end
   of period                           $10.000           $9.210           $8.047
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          892              921              995

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2006             2005             2004
--------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  $9.120           $7.984           $7.383
  Accumulation Unit Value at end
   of period                            $9.883           $9.120           $7.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            6                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $13.019          $11.408          $10.551
  Accumulation Unit Value at end
   of period                           $14.093          $13.019          $11.408
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           54               16                6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                  $9.000           $7.902           $7.311
  Accumulation Unit Value at end
   of period                            $9.723           $9.000           $7.902
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          121               95               22
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  $9.000           $7.902           $7.311
  Accumulation Unit Value at end
   of period                            $9.723           $9.000           $7.902
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          121               95               22
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                  $8.888           $7.827           $7.245
  Accumulation Unit Value at end
   of period                            $9.574           $8.888           $7.827
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          195              188               95
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $12.551          $12.038          $11.291
  Accumulation Unit Value at end
   of period                           $14.244          $12.551          $12.038
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          525              577              647
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $12.428          $11.944          $11.206
  Accumulation Unit Value at end
   of period                           $14.076          $12.428          $11.944
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            1                1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $12.077          $11.619          $10.903
  Accumulation Unit Value at end
   of period                           $13.665          $12.077          $11.619
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           37                2                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $12.264          $11.822          $11.097
  Accumulation Unit Value at end
   of period                           $13.849          $12.264          $11.822
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           82               71               27
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $12.264          $11.822          $11.097
  Accumulation Unit Value at end
   of period                           $13.849          $12.264          $11.822
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           82               71               27
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $11.983          $11.586          $10.881
  Accumulation Unit Value at end
   of period                           $13.491          $11.983          $11.586
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          113              115               56
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  $9.694           $8.099           $7.409
  Accumulation Unit Value at end
   of period                           $11.362           $9.694           $8.099
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          421              388              302
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  $9.599           $8.036           $7.353
  Accumulation Unit Value at end
   of period                           $11.228           $9.599           $8.036
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            2               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $13.724          $11.500          $10.526
  Accumulation Unit Value at end
   of period                           $16.037          $13.724          $11.500
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           33                8                2

24

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2006             2005             2004
--------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                  $9.472           $7.953           $7.282
  Accumulation Unit Value at end
   of period                           $11.047           $9.472           $7.953
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           38               35                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  $9.472           $7.953           $7.282
  Accumulation Unit Value at end
   of period                           $11.047           $9.472           $7.953
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           38               35                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $10.271           $8.650           $7.924
  Accumulation Unit Value at end
   of period                           $11.943          $10.271           $8.650
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           54               45               15
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  $7.233           $7.007           $6.511
  Accumulation Unit Value at end
   of period                            $7.745           $7.233           $7.007
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          171              178              175
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  $7.163           $6.952           $6.462
  Accumulation Unit Value at end
   of period                            $7.654           $7.163           $6.952
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $12.387          $12.036          $11.189
  Accumulation Unit Value at end
   of period                           $13.223          $12.387          $12.036
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            1                2                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                  $7.068           $6.881           $6.399
  Accumulation Unit Value at end
   of period                            $7.530           $7.068           $6.881
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           17               14               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  $7.068           $6.881           $6.399
  Accumulation Unit Value at end
   of period                            $7.530           $7.068           $6.881
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           17               14               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                  $7.038           $6.873           $6.395
  Accumulation Unit Value at end
   of period                            $7.476           $7.038           $6.873
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           32               28               17
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $13.931          $13.901          $13.547
  Accumulation Unit Value at end
   of period                           $14.890          $13.931          $13.901
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          256               83               83
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $13.794          $13.792          $13.445
  Accumulation Unit Value at end
   of period                           $14.715          $13.794          $13.792
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            1               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $14.247          $14.259          $13.903
  Accumulation Unit Value at end
   of period                           $15.183          $14.247          $14.259
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           10                6                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $13.612          $13.651          $13.314
  Accumulation Unit Value at end
   of period                           $14.478          $13.612          $13.651
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            8                9                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $13.612          $13.651          $13.314
  Accumulation Unit Value at end
   of period                           $14.478          $13.612          $13.651
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            8                9                4

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2006             2005             2004
--------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $13.406          $13.485          $13.158
  Accumulation Unit Value at end
   of period                           $14.216          $13.406          $13.485
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           25               25                8
MFS(R) CAPITAL OPPORTUNITIES
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  $6.332           $6.322           $5.819
  Accumulation Unit Value at end
   of period                            $7.099           $6.332           $6.322
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           62               82               82
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  $6.270           $6.272           $5.775
  Accumulation Unit Value at end
   of period                            $7.015           $6.270           $6.272
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  $8.307           $8.318           $7.660
  Accumulation Unit Value at end
   of period                            $9.285           $8.307           $8.318
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                  $6.188           $6.208           $5.719
  Accumulation Unit Value at end
   of period                            $6.902           $6.188           $6.208
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  $6.188           $6.208           $5.719
  Accumulation Unit Value at end
   of period                            $6.902           $6.188           $6.208
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                  $6.160           $6.199           $5.713
  Accumulation Unit Value at end
   of period                            $6.851           $6.160           $6.199
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  $5.370           $4.992           $4.547
  Accumulation Unit Value at end
   of period                            $5.707           $5.370           $4.992
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           67               68               75
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  $5.317           $4.953           $4.513
  Accumulation Unit Value at end
   of period                            $5.640           $5.317           $4.953
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  $7.899           $7.366           $6.713
  Accumulation Unit Value at end
   of period                            $8.371           $7.899           $7.366
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                  $5.247           $4.902           $4.469
  Accumulation Unit Value at end
   of period                            $5.549           $5.247           $4.902
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  $5.247           $4.902           $4.469
  Accumulation Unit Value at end
   of period                            $5.549           $5.247           $4.902
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                  $5.154           $4.830           $4.406
  Accumulation Unit Value at end
   of period                            $5.435           $5.154           $4.830
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           12               12                1

26

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2006             2005             2004
--------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  $6.393           $6.211           $5.748
  Accumulation Unit Value at end
   of period                            $6.775           $6.393           $6.211
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           32               42               70
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  $6.330           $6.162           $5.705
  Accumulation Unit Value at end
   of period                            $6.695           $6.330           $6.162
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  $7.833           $7.632           $7.067
  Accumulation Unit Value at end
   of period                            $8.276           $7.833           $7.632
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                  $6.247           $6.099           $5.649
  Accumulation Unit Value at end
   of period                            $6.587           $6.247           $6.099
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  $6.247           $6.099           $5.649
  Accumulation Unit Value at end
   of period                            $6.587           $6.247           $6.099
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                  $6.020           $5.895           $5.463
  Accumulation Unit Value at end
   of period                            $6.328           $6.020           $5.895
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            2                2               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  $8.873           $8.393           $7.767
  Accumulation Unit Value at end
   of period                            $9.877           $8.873           $8.393
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           24               37               38
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  $8.786           $8.328           $7.709
  Accumulation Unit Value at end
   of period                            $9.761           $8.786           $8.328
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  $8.685           $8.240           $7.629
  Accumulation Unit Value at end
   of period                            $9.638           $8.685           $8.240
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                  $8.670           $8.243           $7.634
  Accumulation Unit Value at end
   of period                            $9.603           $8.670           $8.243
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            4                3               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                  $8.670           $8.243           $7.634
  Accumulation Unit Value at end
   of period                            $9.603           $8.670           $8.243
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            4                3               --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                  $8.414           $8.023           $7.434
  Accumulation Unit Value at end
   of period                            $9.291           $8.414           $8.023
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            9                7                1
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $13.089          $12.923          $12.278
  Accumulation Unit Value at end
   of period                           $14.428          $13.089          $12.923
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          318              351              424

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2006             2005             2004
--------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $12.961          $12.822          $12.186
  Accumulation Unit Value at end
   of period                           $14.258          $12.961          $12.822
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            3                3                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $12.826          $12.701          $12.073
  Accumulation Unit Value at end
   of period                           $14.096          $12.826          $12.701
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           13                9                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $12.790          $12.691          $12.067
  Accumulation Unit Value at end
   of period                           $14.028          $12.790          $12.691
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           50               40               21
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $12.790          $12.691          $12.067
  Accumulation Unit Value at end
   of period                           $14.028          $12.790          $12.691
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           50               40               21
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $11.895          $11.838          $11.262
  Accumulation Unit Value at end
   of period                           $13.007          $11.895          $11.838
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          109              109               42
MORGAN STANLEY BALANCED GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $12.957          $12.191          $11.539
  Accumulation Unit Value at end
   of period                           $14.343          $12.957          $12.191
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          106              116              126
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $12.830          $12.096          $11.452
  Accumulation Unit Value at end
   of period                           $14.174          $12.830          $12.096
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $12.743          $12.026          $11.388
  Accumulation Unit Value at end
   of period                           $14.064          $12.743          $12.026
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            3                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $12.661          $11.972          $11.341
  Accumulation Unit Value at end
   of period                           $13.945          $12.661          $11.972
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            5                6                6
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $12.661          $11.972          $11.341
  Accumulation Unit Value at end
   of period                           $13.945          $12.661          $11.972
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            5                6                6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $12.545          $11.898          $11.276
  Accumulation Unit Value at end
   of period                           $13.776          $12.545          $11.898
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
MORGAN STANLEY CAPITAL
 OPPORTUNITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  $4.375           $3.633           $3.342
  Accumulation Unit Value at end
   of period                            $4.634           $4.375           $3.633
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          342              366              392
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                  $4.332           $3.605           $3.317
  Accumulation Unit Value at end
   of period                            $4.580           $4.332           $3.605
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                  $4.303           $3.584           $3.298
  Accumulation Unit Value at end
   of period                            $4.544           $4.303           $3.584
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                            7                6                6

28

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $4.275           $3.568           $3.284
  Accumulation Unit Value at end of
   period                                     $4.506           $4.275           $3.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                9                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.275           $3.568           $3.284
  Accumulation Unit Value at end of
   period                                     $4.506           $4.275           $3.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                9                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.236           $3.546           $3.266
  Accumulation Unit Value at end of
   period                                     $4.451           $4.236           $3.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               12               13
MORGAN STANLEY DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.745           $7.497           $6.855
  Accumulation Unit Value at end of
   period                                     $9.512           $8.745           $7.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               80               88
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.659           $7.439           $6.803
  Accumulation Unit Value at end of
   period                                     $9.400           $8.659           $7.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.601           $7.396           $6.765
  Accumulation Unit Value at end of
   period                                     $9.327           $8.601           $7.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.545           $7.363           $6.737
  Accumulation Unit Value at end of
   period                                     $9.249           $8.545           $7.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.545           $7.363           $6.737
  Accumulation Unit Value at end of
   period                                     $9.249           $8.545           $7.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.467           $7.317           $6.699
  Accumulation Unit Value at end of
   period                                     $9.137           $8.467           $7.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
MORGAN STANLEY DIVIDEND GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.661          $11.240          $10.598
  Accumulation Unit Value at end of
   period                                    $12.749          $11.661          $11.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              184              235
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.547          $11.152          $10.518
  Accumulation Unit Value at end of
   period                                    $12.599          $11.547          $11.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.468          $11.087          $10.459
  Accumulation Unit Value at end of
   period                                    $12.501          $11.468          $11.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.394          $11.038          $10.416
  Accumulation Unit Value at end of
   period                                    $12.395          $11.394          $11.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.394          $11.038          $10.416
  Accumulation Unit Value at end of
   period                                    $12.395          $11.394          $11.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1               --

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.290          $10.970          $10.357
  Accumulation Unit Value at end of
   period                                    $12.245          $11.290          $10.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --
MORGAN STANLEY EQUALLY-WEIGHTED S&P 500
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.327          $13.520          $12.374
  Accumulation Unit Value at end of
   period                                    $16.279          $14.327          $13.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    231              262              352
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.187          $13.415          $12.282
  Accumulation Unit Value at end of
   period                                    $16.087          $14.187          $13.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.090          $13.337          $12.212
  Accumulation Unit Value at end of
   period                                    $15.962          $14.090          $13.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               16               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.999          $13.277          $12.162
  Accumulation Unit Value at end of
   period                                    $15.827          $13.999          $13.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               19               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.999          $13.277          $12.162
  Accumulation Unit Value at end of
   period                                    $15.827          $13.999          $13.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               19               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.872          $13.196          $12.093
  Accumulation Unit Value at end of
   period                                    $15.636          $13.872          $13.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               38               24
MORGAN STANLEY FLEXIBLE INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.290          $11.167          $11.034
  Accumulation Unit Value at end of
   period                                    $11.754          $11.290          $11.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               47               65
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.179          $11.080          $10.952
  Accumulation Unit Value at end of
   period                                    $11.615          $11.179          $11.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.103          $11.016          $10.890
  Accumulation Unit Value at end of
   period                                    $11.525          $11.103          $11.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               19                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.032          $10.967          $10.845
  Accumulation Unit Value at end of
   period                                    $11.428          $11.032          $10.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.032          $10.967          $10.845
  Accumulation Unit Value at end of
   period                                    $11.428          $11.032          $10.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.931          $10.899          $10.784
  Accumulation Unit Value at end of
   period                                    $11.289          $10.931          $10.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1

30

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
MORGAN STANLEY FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.182           $6.387           $5.922
  Accumulation Unit Value at end of
   period                                     $7.084           $7.182           $6.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              285              327
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.112           $6.337           $5.877
  Accumulation Unit Value at end of
   period                                     $7.000           $7.112           $6.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.064           $6.300           $5.844
  Accumulation Unit Value at end of
   period                                     $6.946           $7.064           $6.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.018           $6.272           $5.820
  Accumulation Unit Value at end of
   period                                     $6.887           $7.018           $6.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.018           $6.272           $5.820
  Accumulation Unit Value at end of
   period                                     $6.887           $7.018           $6.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.954           $6.233           $5.787
  Accumulation Unit Value at end of
   period                                     $6.804           $6.954           $6.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --
MORGAN STANLEY GLOBAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.179           $8.446           $7.904
  Accumulation Unit Value at end of
   period                                    $10.973           $9.179           $8.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               48               51
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.089           $8.380           $7.845
  Accumulation Unit Value at end of
   period                                    $10.844           $9.089           $8.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.028           $8.332           $7.801
  Accumulation Unit Value at end of
   period                                    $10.760           $9.028           $8.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.969           $8.295           $7.769
  Accumulation Unit Value at end of
   period                                    $10.669           $8.969           $8.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.969           $8.295           $7.769
  Accumulation Unit Value at end of
   period                                    $10.669           $8.969           $8.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.888           $8.244           $7.725
  Accumulation Unit Value at end of
   period                                    $10.540           $8.888           $8.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
MORGAN STANLEY GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.130           $6.282           $5.800
  Accumulation Unit Value at end of
   period                                     $7.287           $7.130           $6.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               58               97

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.060           $6.233           $5.757
  Accumulation Unit Value at end of
   period                                     $7.201           $7.060           $6.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.012           $6.196           $5.724
  Accumulation Unit Value at end of
   period                                     $7.145           $7.012           $6.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.967           $6.169           $5.701
  Accumulation Unit Value at end of
   period                                     $7.085           $6.967           $6.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.967           $6.169           $5.701
  Accumulation Unit Value at end of
   period                                     $7.085           $6.967           $6.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.903           $6.131           $5.668
  Accumulation Unit Value at end of
   period                                     $6.999           $6.903           $6.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               21                2
MORGAN STANLEY MONEY MARKET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.251          $10.155          $10.158
  Accumulation Unit Value at end of
   period                                    $10.537          $10.251          $10.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    157              150              214
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.151          $10.075          $10.082
  Accumulation Unit Value at end of
   period                                    $10.413          $10.151          $10.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.082          $10.017          $10.026
  Accumulation Unit Value at end of
   period                                    $10.332          $10.082          $10.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.017           $9.972           $9.984
  Accumulation Unit Value at end of
   period                                    $10.245          $10.017           $9.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.017           $9.972           $9.984
  Accumulation Unit Value at end of
   period                                    $10.245          $10.017           $9.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.926           $9.911           $9.928
  Accumulation Unit Value at end of
   period                                    $10.121           $9.926           $9.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                2
MORGAN STANLEY UIF CORE PLUS FIXED
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.136          $12.795          $12.749
  Accumulation Unit Value at end of
   period                                    $13.423          $13.136          $12.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    237              277              329
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.007          $12.695          $12.654
  Accumulation Unit Value at end of
   period                                    $13.265          $13.007          $12.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.389          $13.081          $13.040
  Accumulation Unit Value at end of
   period                                    $13.641          $13.389          $13.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               10                9

32

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.312          $13.032          $12.995
  Accumulation Unit Value at end of
   period                                    $13.535          $13.312          $13.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                7                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.312          $13.032          $12.995
  Accumulation Unit Value at end of
   period                                    $13.535          $13.312          $13.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                7                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.190          $12.951          $12.922
  Accumulation Unit Value at end of
   period                                    $13.371          $13.190          $12.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               28               24
MORGAN STANLEY UIF EMERGING MARKET DEBT
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.779          $16.078          $15.483
  Accumulation Unit Value at end of
   period                                    $19.407          $17.779          $16.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.605          $15.952          $15.367
  Accumulation Unit Value at end of
   period                                    $19.179          $17.605          $15.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.277          $18.392          $17.720
  Accumulation Unit Value at end of
   period                                    $22.068          $20.277          $18.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.164          $18.326          $17.662
  Accumulation Unit Value at end of
   period                                    $21.901          $20.164          $18.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.164          $18.326          $17.662
  Accumulation Unit Value at end of
   period                                    $21.901          $20.164          $18.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.980          $18.213          $17.562
  Accumulation Unit Value at end of
   period                                    $21.636          $19.980          $18.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                1
MORGAN STANLEY UIF EMERGING MARKETS
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.968           $9.834           $8.672
  Accumulation Unit Value at end of
   period                                    $17.520          $12.968           $9.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               12               13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.841           $9.757           $8.607
  Accumulation Unit Value at end of
   period                                    $17.314          $12.841           $9.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.524          $12.569          $11.089
  Accumulation Unit Value at end of
   period                                    $22.258          $16.524          $12.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.429          $12.522          $11.050
  Accumulation Unit Value at end of
   period                                    $22.086          $16.429          $12.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.429          $12.522          $11.050
  Accumulation Unit Value at end of
   period                                    $22.086          $16.429          $12.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                1

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.279          $12.445          $10.988
  Accumulation Unit Value at end of
   period                                    $21.819          $16.279          $12.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                2
MORGAN STANLEY UIF EQUITY AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.487          $12.750          $11.974
  Accumulation Unit Value at end of
   period                                    $14.958          $13.487          $12.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                4                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.416          $12.708          $11.938
  Accumulation Unit Value at end of
   period                                    $14.848          $13.416          $12.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.380          $12.687          $11.920
  Accumulation Unit Value at end of
   period                                    $14.794          $13.380          $12.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.309          $12.644          $11.884
  Accumulation Unit Value at end of
   period                                    $14.686          $13.309          $12.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.309          $12.644          $11.884
  Accumulation Unit Value at end of
   period                                    $14.686          $13.309          $12.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.207          $12.585          $11.834
  Accumulation Unit Value at end of
   period                                    $14.530          $13.207          $12.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                7               --
MORGAN STANLEY UIF GLOBAL FRANCHISE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.992          $13.591          $12.542
  Accumulation Unit Value at end of
   period                                    $17.946          $14.992          $13.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               18                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.912          $13.546          $12.504
  Accumulation Unit Value at end of
   period                                    $17.814          $14.912          $13.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.873          $13.523          $12.485
  Accumulation Unit Value at end of
   period                                    $17.749          $14.873          $13.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.793          $13.478          $12.448
  Accumulation Unit Value at end of
   period                                    $17.620          $14.793          $13.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.793          $13.478          $12.448
  Accumulation Unit Value at end of
   period                                    $17.620          $14.793          $13.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.680          $13.415          $12.396
  Accumulation Unit Value at end of
   period                                    $17.433          $14.680          $13.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               13               --

34

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
MORGAN STANLEY UIF HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.284          $10.331          $10.171
  Accumulation Unit Value at end of
   period                                    $11.005          $10.284          $10.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               33               39
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.184          $10.250          $10.095
  Accumulation Unit Value at end of
   period                                    $10.875          $10.184          $10.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.410          $10.488          $10.332
  Accumulation Unit Value at end of
   period                                    $11.106          $10.410          $10.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.352          $10.451          $10.298
  Accumulation Unit Value at end of
   period                                    $11.022          $10.352          $10.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.352          $10.451          $10.298
  Accumulation Unit Value at end of
   period                                    $11.022          $10.352          $10.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.258          $10.386          $10.240
  Accumulation Unit Value at end of
   period                                    $10.889          $10.258          $10.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                2
MORGAN STANLEY UIF SMALL COMPANY GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.501          $11.241          $10.285
  Accumulation Unit Value at end of
   period                                    $13.772          $12.501          $11.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               10                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.457          $11.225          $10.273
  Accumulation Unit Value at end of
   period                                    $13.697          $12.457          $11.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.435          $11.216          $10.267
  Accumulation Unit Value at end of
   period                                    $13.659          $12.435          $11.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.392          $11.199          $10.255
  Accumulation Unit Value at end of
   period                                    $13.584          $12.392          $11.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.392          $11.199          $10.255
  Accumulation Unit Value at end of
   period                                    $13.584          $12.392          $11.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.327          $11.174          $10.237
  Accumulation Unit Value at end of
   period                                    $13.472          $12.327          $11.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14                1
MORGAN STANLEY UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.104          $10.940           $9.960
  Accumulation Unit Value at end of
   period                                    $14.391          $12.104          $10.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123              139              144

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.985          $10.855           $9.885
  Accumulation Unit Value at end of
   period                                    $14.222          $11.985          $10.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.699          $15.139          $13.789
  Accumulation Unit Value at end of
   period                                    $19.796          $16.699          $15.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.606          $15.084          $13.744
  Accumulation Unit Value at end of
   period                                    $19.646          $16.606          $15.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.606          $15.084          $13.744
  Accumulation Unit Value at end of
   period                                    $19.646          $16.606          $15.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.454          $14.991          $13.666
  Accumulation Unit Value at end of
   period                                    $19.408          $16.454          $14.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               11                4
MORGAN STANLEY UTILITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.732           $7.641           $7.090
  Accumulation Unit Value at end of
   period                                    $10.336           $8.732           $7.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              110              119
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.646           $7.581           $7.037
  Accumulation Unit Value at end of
   period                                    $10.215           $8.646           $7.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.587           $7.537           $6.998
  Accumulation Unit Value at end of
   period                                    $10.135           $8.587           $7.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.532           $7.503           $6.969
  Accumulation Unit Value at end of
   period                                    $10.050           $8.532           $7.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.532           $7.503           $6.969
  Accumulation Unit Value at end of
   period                                    $10.050           $8.532           $7.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.454           $7.457           $6.929
  Accumulation Unit Value at end of
   period                                     $9.928           $8.454           $7.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.819          $13.607          $12.690
  Accumulation Unit Value at end of
   period                                    $17.282          $14.819          $13.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    255              250              294
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.674          $13.501          $12.595
  Accumulation Unit Value at end of
   period                                    $17.079          $14.674          $13.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.694          $13.533          $12.627
  Accumulation Unit Value at end of
   period                                    $17.085          $14.694          $13.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               15                7

36

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.481          $13.363          $12.472
  Accumulation Unit Value at end of
   period                                    $16.803          $14.481          $13.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               30               19
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.481          $13.363          $12.472
  Accumulation Unit Value at end of
   period                                    $16.803          $14.481          $13.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               30               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.811          $12.783          $11.937
  Accumulation Unit Value at end of
   period                                    $15.978          $13.811          $12.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               89               43
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.181          $13.651          $12.195
  Accumulation Unit Value at end of
   period                                    $21.737          $17.181          $13.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               28               24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.012          $13.544          $12.104
  Accumulation Unit Value at end of
   period                                    $21.481          $17.012          $13.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.917          $12.685          $11.338
  Accumulation Unit Value at end of
   period                                    $20.078          $15.917          $12.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.788          $13.406          $11.986
  Accumulation Unit Value at end of
   period                                    $21.135          $16.788          $13.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.788          $13.406          $11.986
  Accumulation Unit Value at end of
   period                                    $21.135          $16.788          $13.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.773          $15.036          $13.450
  Accumulation Unit Value at end of
   period                                    $23.563          $18.773          $15.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.718          $11.859          $10.915
  Accumulation Unit Value at end of
   period                                    $15.261          $12.718          $11.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               72               70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.593          $11.766          $10.833
  Accumulation Unit Value at end of
   period                                    $15.081          $12.593          $11.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.026          $12.182          $11.218
  Accumulation Unit Value at end of
   period                                    $15.583          $13.026          $12.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.427          $11.646          $10.728
  Accumulation Unit Value at end of
   period                                    $14.837          $12.427          $11.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.427          $11.646          $10.728
  Accumulation Unit Value at end of
   period                                    $14.837          $12.427          $11.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                4

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.601          $11.845          $10.916
  Accumulation Unit Value at end of
   period                                    $15.000          $12.601          $11.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               21                7
VAN KAMPEN LIT AGGRESSIVE GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.794          $10.775           $9.912
  Accumulation Unit Value at end of
   period                                    $12.190          $11.794          $10.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.753          $10.759           $9.901
  Accumulation Unit Value at end of
   period                                    $12.123          $11.753          $10.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.732          $10.751           $9.895
  Accumulation Unit Value at end of
   period                                    $12.090          $11.732          $10.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.691          $10.734           $9.883
  Accumulation Unit Value at end of
   period                                    $12.024          $11.691          $10.734
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.691          $10.734           $9.883
  Accumulation Unit Value at end of
   period                                    $12.024          $11.691          $10.734
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.630          $10.710           $9.866
  Accumulation Unit Value at end of
   period                                    $11.925          $11.630          $10.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.856          $14.485          $13.428
  Accumulation Unit Value at end of
   period                                    $16.982          $14.856          $14.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               58                9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.776          $14.436          $13.388
  Accumulation Unit Value at end of
   period                                    $16.858          $14.776          $14.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.737          $14.412          $13.367
  Accumulation Unit Value at end of
   period                                    $16.797          $14.737          $14.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                6                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.659          $14.364          $13.327
  Accumulation Unit Value at end of
   period                                    $16.674          $14.659          $14.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               10                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.659          $14.364          $13.327
  Accumulation Unit Value at end of
   period                                    $16.674          $14.659          $14.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               10                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.547          $14.297          $13.272
  Accumulation Unit Value at end of
   period                                    $16.497          $14.547          $14.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               34               10

38

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
VAN KAMPEN LIT ENTERPRISE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.777           $5.436           $5.057
  Accumulation Unit Value at end of
   period                                     $6.076           $5.777           $5.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     63               66               86
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.721           $5.394           $5.019
  Accumulation Unit Value at end of
   period                                     $6.005           $5.721           $5.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.682           $5.362           $4.991
  Accumulation Unit Value at end of
   period                                     $5.958           $5.682           $5.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.645           $5.339           $4.970
  Accumulation Unit Value at end of
   period                                     $5.908           $5.645           $5.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.645           $5.339           $4.970
  Accumulation Unit Value at end of
   period                                     $5.908           $5.645           $5.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.594           $5.306           $4.942
  Accumulation Unit Value at end of
   period                                     $5.836           $5.594           $5.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
VAN KAMPEN LIT GOVERNMENT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.249          $10.074          $10.067
  Accumulation Unit Value at end of
   period                                    $10.411          $10.249          $10.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.224          $10.069          $10.065
  Accumulation Unit Value at end of
   period                                    $10.364          $10.224          $10.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.201          $10.057          $10.054
  Accumulation Unit Value at end of
   period                                    $10.330          $10.201          $10.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.168          $10.044          $10.045
  Accumulation Unit Value at end of
   period                                    $10.276          $10.168          $10.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                4               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.168          $10.044          $10.045
  Accumulation Unit Value at end of
   period                                    $10.276          $10.168          $10.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                4               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.112          $10.019          $10.025
  Accumulation Unit Value at end of
   period                                    $10.189          $10.112          $10.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               16                1
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.971          $13.852          $12.813
  Accumulation Unit Value at end of
   period                                    $17.104          $14.971          $13.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               57               53

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.825          $13.743          $12.717
  Accumulation Unit Value at end of
   period                                    $16.903          $14.825          $13.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.724          $13.664          $12.645
  Accumulation Unit Value at end of
   period                                    $16.772          $14.724          $13.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.629          $13.603          $12.593
  Accumulation Unit Value at end of
   period                                    $16.630          $14.629          $13.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               12                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.629          $13.603          $12.593
  Accumulation Unit Value at end of
   period                                    $16.630          $14.629          $13.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               12                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.496          $13.519          $12.522
  Accumulation Unit Value at end of
   period                                    $16.429          $14.496          $13.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               26               10
VAN KAMPEN LIT STRATEGIC GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.209          $12.457          $11.579
  Accumulation Unit Value at end of
   period                                    $13.354          $13.209          $12.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.138          $12.415          $11.544
  Accumulation Unit Value at end of
   period                                    $13.256          $13.138          $12.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.103          $12.395          $11.527
  Accumulation Unit Value at end of
   period                                    $13.207          $13.103          $12.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.034          $12.353          $11.492
  Accumulation Unit Value at end of
   period                                    $13.111          $13.034          $12.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.034          $12.353          $11.492
  Accumulation Unit Value at end of
   period                                    $13.111          $13.034          $12.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.934          $12.296          $11.444
  Accumulation Unit Value at end of
   period                                    $12.972          $12.934          $12.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

40

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SERIES IV:

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.451           $8.072
  Accumulation Unit Value at end of
   period                                    $11.212           $9.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110              127
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.358           $8.003
  Accumulation Unit Value at end of
   period                                    $11.080           $9.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.096          $11.207
  Accumulation Unit Value at end of
   period                                    $15.489          $13.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.235           $7.913
  Accumulation Unit Value at end of
   period                                    $10.901           $9.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.235           $7.913
  Accumulation Unit Value at end of
   period                                    $10.901           $9.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.980           $8.569
  Accumulation Unit Value at end of
   period                                    $11.745           $9.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                2
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.559          $10.155
  Accumulation Unit Value at end of
   period                                    $15.348          $12.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               64
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.436          $10.069
  Accumulation Unit Value at end of
   period                                    $15.167          $12.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.002          $13.775
  Accumulation Unit Value at end of
   period                                    $20.715          $17.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.272           $9.956
  Accumulation Unit Value at end of
   period                                    $14.922          $12.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               15
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.272           $9.956
  Accumulation Unit Value at end of
   period                                    $14.922          $12.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.325          $10.019
  Accumulation Unit Value at end of
   period                                    $14.942          $12.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               16
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.210           $7.754
  Accumulation Unit Value at end of
   period                                    $10.000           $9.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    892              921

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.120           $7.688
  Accumulation Unit Value at end of
   period                                     $9.883           $9.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.019          $10.983
  Accumulation Unit Value at end of
   period                                    $14.093          $13.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.000           $7.602
  Accumulation Unit Value at end of
   period                                     $9.723           $9.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121               95
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.000           $7.602
  Accumulation Unit Value at end of
   period                                     $9.723           $9.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121               95
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.888           $7.523
  Accumulation Unit Value at end of
   period                                     $9.574           $8.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195              188
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.551          $11.511
  Accumulation Unit Value at end of
   period                                    $14.244          $12.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    525              577
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.428          $11.413
  Accumulation Unit Value at end of
   period                                    $14.076          $12.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.077          $11.098
  Accumulation Unit Value at end of
   period                                    $13.665          $12.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.264          $11.285
  Accumulation Unit Value at end of
   period                                    $13.849          $12.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               71
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.264          $11.285
  Accumulation Unit Value at end of
   period                                    $13.849          $12.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               71
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.983          $11.049
  Accumulation Unit Value at end of
   period                                    $13.491          $11.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    113              115
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.694           $7.869
  Accumulation Unit Value at end of
   period                                    $11.362           $9.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    421              388
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.599           $7.803
  Accumulation Unit Value at end of
   period                                    $11.228           $9.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.724          $11.163
  Accumulation Unit Value at end of
   period                                    $16.037          $13.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33                8

42

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.472           $7.715
  Accumulation Unit Value at end of
   period                                    $11.047           $9.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               35
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.472           $7.715
  Accumulation Unit Value at end of
   period                                    $11.047           $9.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.271           $8.383
  Accumulation Unit Value at end of
   period                                    $11.943          $10.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               45
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.233           $6.301
  Accumulation Unit Value at end of
   period                                     $7.745           $7.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    171              178
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.163           $6.248
  Accumulation Unit Value at end of
   period                                     $7.654           $7.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.387          $10.812
  Accumulation Unit Value at end of
   period                                    $13.223          $12.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.068           $6.178
  Accumulation Unit Value at end of
   period                                     $7.530           $7.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.068           $6.178
  Accumulation Unit Value at end of
   period                                     $7.530           $7.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.038           $6.164
  Accumulation Unit Value at end of
   period                                     $7.476           $7.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               28
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.931          $13.638
  Accumulation Unit Value at end of
   period                                    $14.890          $13.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    256               83
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.794          $13.523
  Accumulation Unit Value at end of
   period                                    $14.715          $13.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.247          $13.976
  Accumulation Unit Value at end of
   period                                    $15.183          $14.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.612          $13.371
  Accumulation Unit Value at end of
   period                                    $14.478          $13.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.612          $13.371
  Accumulation Unit Value at end of
   period                                    $14.478          $13.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.406          $13.195
  Accumulation Unit Value at end of
   period                                    $14.216          $13.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               25
MFS(R) CAPITAL OPPORTUNITIES SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.332           $5.915
  Accumulation Unit Value at end of
   period                                     $7.099           $6.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               82
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.270           $5.865
  Accumulation Unit Value at end of
   period                                     $7.015           $6.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.307           $7.774
  Accumulation Unit Value at end of
   period                                     $9.285           $8.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.188           $5.799
  Accumulation Unit Value at end of
   period                                     $6.902           $6.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.188           $5.799
  Accumulation Unit Value at end of
   period                                     $6.902           $6.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.160           $5.784
  Accumulation Unit Value at end of
   period                                     $6.851           $6.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.370           $4.545
  Accumulation Unit Value at end of
   period                                     $5.707           $5.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               68
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.317           $4.506
  Accumulation Unit Value at end of
   period                                     $5.640           $5.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.899           $6.699
  Accumulation Unit Value at end of
   period                                     $8.371           $7.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.247           $4.455
  Accumulation Unit Value at end of
   period                                     $5.549           $5.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.247           $4.455
  Accumulation Unit Value at end of
   period                                     $5.549           $5.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.154           $4.386
  Accumulation Unit Value at end of
   period                                     $5.435           $5.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               12

44

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.393           $5.811
  Accumulation Unit Value at end of
   period                                     $6.775           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               42
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.330           $5.762
  Accumulation Unit Value at end of
   period                                     $6.695           $6.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.833           $7.134
  Accumulation Unit Value at end of
   period                                     $8.276           $7.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.247           $5.697
  Accumulation Unit Value at end of
   period                                     $6.587           $6.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.247           $5.697
  Accumulation Unit Value at end of
   period                                     $6.587           $6.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.020           $5.501
  Accumulation Unit Value at end of
   period                                     $6.328           $6.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.873           $8.056
  Accumulation Unit Value at end of
   period                                     $9.877           $8.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.786           $7.988
  Accumulation Unit Value at end of
   period                                     $9.761           $8.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.685           $7.901
  Accumulation Unit Value at end of
   period                                     $9.638           $8.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.670           $7.898
  Accumulation Unit Value at end of
   period                                     $9.603           $8.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.670           $7.898
  Accumulation Unit Value at end of
   period                                     $9.603           $8.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.414           $7.680
  Accumulation Unit Value at end of
   period                                     $9.291           $8.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.089          $12.671
  Accumulation Unit Value at end of
   period                                    $14.428          $13.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    318              351

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.961          $12.564
  Accumulation Unit Value at end of
   period                                    $14.258          $12.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.826          $12.441
  Accumulation Unit Value at end of
   period                                    $14.096          $12.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.790          $12.423
  Accumulation Unit Value at end of
   period                                    $14.028          $12.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               40
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.790          $12.423
  Accumulation Unit Value at end of
   period                                    $14.028          $12.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.895          $11.576
  Accumulation Unit Value at end of
   period                                    $13.007          $11.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109              109
MORGAN STANLEY BALANCED GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.957          $12.120
  Accumulation Unit Value at end of
   period                                    $14.343          $12.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106              116
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.830          $12.017
  Accumulation Unit Value at end of
   period                                    $14.174          $12.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.743          $11.943
  Accumulation Unit Value at end of
   period                                    $14.064          $12.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.661          $11.882
  Accumulation Unit Value at end of
   period                                    $13.945          $12.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.661          $11.882
  Accumulation Unit Value at end of
   period                                    $13.945          $12.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.545          $11.797
  Accumulation Unit Value at end of
   period                                    $13.776          $12.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.375           $3.351
  Accumulation Unit Value at end of
   period                                     $4.634           $4.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    342              366
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $4.332           $3.323
  Accumulation Unit Value at end of
   period                                     $4.580           $4.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $4.303           $3.302
  Accumulation Unit Value at end of
   period                                     $4.544           $4.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                6

46

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $4.275           $3.286
  Accumulation Unit Value at end of
   period                                     $4.506           $4.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.275           $3.286
  Accumulation Unit Value at end of
   period                                     $4.506           $4.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.236           $3.262
  Accumulation Unit Value at end of
   period                                     $4.451           $4.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               12
MORGAN STANLEY DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.745           $7.022
  Accumulation Unit Value at end of
   period                                     $9.512           $8.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               80
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.659           $6.963
  Accumulation Unit Value at end of
   period                                     $9.400           $8.659
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.601           $6.920
  Accumulation Unit Value at end of
   period                                     $9.327           $8.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.545           $6.885
  Accumulation Unit Value at end of
   period                                     $9.249           $8.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.545           $6.885
  Accumulation Unit Value at end of
   period                                     $9.249           $8.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.467           $6.835
  Accumulation Unit Value at end of
   period                                     $9.137           $8.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY DIVIDEND GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.661          $10.858
  Accumulation Unit Value at end of
   period                                    $12.749          $11.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              184
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.547          $10.766
  Accumulation Unit Value at end of
   period                                    $12.599          $11.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.468          $10.700
  Accumulation Unit Value at end of
   period                                    $12.501          $11.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.394          $10.645
  Accumulation Unit Value at end of
   period                                    $12.395          $11.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.394          $10.645
  Accumulation Unit Value at end of
   period                                    $12.395          $11.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.290          $10.569
  Accumulation Unit Value at end of
   period                                    $12.245          $11.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
MORGAN STANLEY EQUALLY-WEIGHTED S&P 500
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.327          $12.792
  Accumulation Unit Value at end of
   period                                    $16.279          $14.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    231              262
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.187          $12.684
  Accumulation Unit Value at end of
   period                                    $16.087          $14.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.090          $12.606
  Accumulation Unit Value at end of
   period                                    $15.962          $14.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.999          $12.542
  Accumulation Unit Value at end of
   period                                    $15.827          $13.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               19
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.999          $12.542
  Accumulation Unit Value at end of
   period                                    $15.827          $13.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.872          $12.452
  Accumulation Unit Value at end of
   period                                    $15.636          $13.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               38
MORGAN STANLEY FLEXIBLE INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.290          $11.048
  Accumulation Unit Value at end of
   period                                    $11.754          $11.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.179          $10.954
  Accumulation Unit Value at end of
   period                                    $11.615          $11.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.103          $10.887
  Accumulation Unit Value at end of
   period                                    $11.525          $11.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.032          $10.832
  Accumulation Unit Value at end of
   period                                    $11.428          $11.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.032          $10.832
  Accumulation Unit Value at end of
   period                                    $11.428          $11.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.931          $10.754
  Accumulation Unit Value at end of
   period                                    $11.289          $10.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2

48

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
MORGAN STANLEY FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.182           $5.895
  Accumulation Unit Value at end of
   period                                     $7.084           $7.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              285
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.112           $5.845
  Accumulation Unit Value at end of
   period                                     $7.000           $7.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.064           $5.809
  Accumulation Unit Value at end of
   period                                     $6.946           $7.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.018           $5.779
  Accumulation Unit Value at end of
   period                                     $6.887           $7.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.018           $5.779
  Accumulation Unit Value at end of
   period                                     $6.887           $7.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.954           $5.738
  Accumulation Unit Value at end of
   period                                     $6.804           $6.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
MORGAN STANLEY GLOBAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.179           $8.122
  Accumulation Unit Value at end of
   period                                    $10.973           $9.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               48
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.089           $8.053
  Accumulation Unit Value at end of
   period                                    $10.844           $9.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.028           $8.004
  Accumulation Unit Value at end of
   period                                    $10.760           $9.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.969           $7.963
  Accumulation Unit Value at end of
   period                                    $10.669           $8.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.969           $7.963
  Accumulation Unit Value at end of
   period                                    $10.669           $8.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.888           $7.906
  Accumulation Unit Value at end of
   period                                    $10.540           $8.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.130           $5.765
  Accumulation Unit Value at end of
   period                                     $7.287           $7.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               58

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.060           $5.716
  Accumulation Unit Value at end of
   period                                     $7.201           $7.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.012           $5.681
  Accumulation Unit Value at end of
   period                                     $7.145           $7.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.967           $5.652
  Accumulation Unit Value at end of
   period                                     $7.085           $6.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.967           $5.652
  Accumulation Unit Value at end of
   period                                     $7.085           $6.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.903           $5.612
  Accumulation Unit Value at end of
   period                                     $6.999           $6.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               21
MORGAN STANLEY MONEY MARKET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.251          $10.164
  Accumulation Unit Value at end of
   period                                    $10.537          $10.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    157              150
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.151          $10.078
  Accumulation Unit Value at end of
   period                                    $10.413          $10.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.082          $10.017
  Accumulation Unit Value at end of
   period                                    $10.332          $10.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.017           $9.965
  Accumulation Unit Value at end of
   period                                    $10.245          $10.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.017           $9.965
  Accumulation Unit Value at end of
   period                                    $10.245          $10.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.926           $9.894
  Accumulation Unit Value at end of
   period                                    $10.121           $9.926
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4
MORGAN STANLEY UIF CORE PLUS FIXED
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.136          $12.885
  Accumulation Unit Value at end of
   period                                    $13.423          $13.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    237              277
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.007          $12.776
  Accumulation Unit Value at end of
   period                                    $13.265          $13.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.389          $13.160
  Accumulation Unit Value at end of
   period                                    $13.641          $13.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               10

50

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.312          $13.102
  Accumulation Unit Value at end of
   period                                    $13.535          $13.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.312          $13.102
  Accumulation Unit Value at end of
   period                                    $13.535          $13.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.190          $13.008
  Accumulation Unit Value at end of
   period                                    $13.371          $13.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               28
MORGAN STANLEY UIF EMERGING MARKET DEBT
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.779          $16.088
  Accumulation Unit Value at end of
   period                                    $19.407          $17.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.605          $15.951
  Accumulation Unit Value at end of
   period                                    $19.179          $17.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.277          $18.384
  Accumulation Unit Value at end of
   period                                    $22.068          $20.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.164          $18.306
  Accumulation Unit Value at end of
   period                                    $21.901          $20.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.164          $18.306
  Accumulation Unit Value at end of
   period                                    $21.901          $20.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.980          $18.175
  Accumulation Unit Value at end of
   period                                    $21.636          $19.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4
MORGAN STANLEY UIF EMERGING MARKETS
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.968           $9.705
  Accumulation Unit Value at end of
   period                                    $17.520          $12.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.841           $9.623
  Accumulation Unit Value at end of
   period                                    $17.314          $12.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.524          $12.392
  Accumulation Unit Value at end of
   period                                    $22.258          $16.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.429          $12.337
  Accumulation Unit Value at end of
   period                                    $22.086          $16.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.429          $12.337
  Accumulation Unit Value at end of
   period                                    $22.086          $16.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.279          $12.249
  Accumulation Unit Value at end of
   period                                    $21.819          $16.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3
MORGAN STANLEY UIF EQUITY AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.487          $12.520
  Accumulation Unit Value at end of
   period                                    $14.958          $13.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.416          $12.470
  Accumulation Unit Value at end of
   period                                    $14.848          $13.416
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.380          $12.445
  Accumulation Unit Value at end of
   period                                    $14.794          $13.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.309          $12.396
  Accumulation Unit Value at end of
   period                                    $14.686          $13.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.309          $12.396
  Accumulation Unit Value at end of
   period                                    $14.686          $13.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.207          $12.325
  Accumulation Unit Value at end of
   period                                    $14.530          $13.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                7
MORGAN STANLEY UIF GLOBAL FRANCHISE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.992          $14.130
  Accumulation Unit Value at end of
   period                                    $17.946          $14.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.912          $14.074
  Accumulation Unit Value at end of
   period                                    $17.814          $14.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.873          $14.045
  Accumulation Unit Value at end of
   period                                    $17.749          $14.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.793          $13.989
  Accumulation Unit Value at end of
   period                                    $17.620          $14.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.793          $13.989
  Accumulation Unit Value at end of
   period                                    $17.620          $14.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.680          $13.910
  Accumulation Unit Value at end of
   period                                    $17.433          $14.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               13

52

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
MORGAN STANLEY UIF HIGH YIELD PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.284           $9.940
  Accumulation Unit Value at end of
   period                                    $11.005          $10.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               33
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.184           $9.856
  Accumulation Unit Value at end of
   period                                    $10.875          $10.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.410          $10.082
  Accumulation Unit Value at end of
   period                                    $11.106          $10.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.352          $10.039
  Accumulation Unit Value at end of
   period                                    $11.022          $10.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.352          $10.039
  Accumulation Unit Value at end of
   period                                    $11.022          $10.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.258           $9.967
  Accumulation Unit Value at end of
   period                                    $10.889          $10.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4
MORGAN STANLEY UIF SMALL COMPANY GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.501          $10.592
  Accumulation Unit Value at end of
   period                                    $13.772          $12.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.457          $10.569
  Accumulation Unit Value at end of
   period                                    $13.697          $12.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.435          $10.558
  Accumulation Unit Value at end of
   period                                    $13.659          $12.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.392          $10.535
  Accumulation Unit Value at end of
   period                                    $13.584          $12.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.392          $10.535
  Accumulation Unit Value at end of
   period                                    $13.584          $12.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.327          $10.501
  Accumulation Unit Value at end of
   period                                    $13.472          $12.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14
MORGAN STANLEY UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.104          $10.661
  Accumulation Unit Value at end of
   period                                    $14.391          $12.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123              139

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.985          $10.571
  Accumulation Unit Value at end of
   period                                    $14.222          $11.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.699          $14.738
  Accumulation Unit Value at end of
   period                                    $19.796          $16.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.606          $14.675
  Accumulation Unit Value at end of
   period                                    $19.646          $16.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.606          $14.675
  Accumulation Unit Value at end of
   period                                    $19.646          $16.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.454          $14.570
  Accumulation Unit Value at end of
   period                                    $19.408          $16.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               11
MORGAN STANLEY UTILITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.732           $7.878
  Accumulation Unit Value at end of
   period                                    $10.336           $8.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              110
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.646           $7.811
  Accumulation Unit Value at end of
   period                                    $10.215           $8.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.587           $7.763
  Accumulation Unit Value at end of
   period                                    $10.135           $8.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.532           $7.724
  Accumulation Unit Value at end of
   period                                    $10.050           $8.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.532           $7.724
  Accumulation Unit Value at end of
   period                                    $10.050           $8.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.454           $7.669
  Accumulation Unit Value at end of
   period                                     $9.928           $8.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.819          $13.474
  Accumulation Unit Value at end of
   period                                    $17.282          $14.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    255              250
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.674          $13.360
  Accumulation Unit Value at end of
   period                                    $17.079          $14.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.694          $13.387
  Accumulation Unit Value at end of
   period                                    $17.085          $14.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               15

54

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.481          $13.210
  Accumulation Unit Value at end of
   period                                    $16.803          $14.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               30
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.481          $13.210
  Accumulation Unit Value at end of
   period                                    $16.803          $14.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.811          $12.624
  Accumulation Unit Value at end of
   period                                    $15.978          $13.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               89
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.181          $13.520
  Accumulation Unit Value at end of
   period                                    $21.737          $17.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.012          $13.406
  Accumulation Unit Value at end of
   period                                    $21.481          $17.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.917          $12.551
  Accumulation Unit Value at end of
   period                                    $20.078          $15.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.788          $13.255
  Accumulation Unit Value at end of
   period                                    $21.135          $16.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.788          $13.255
  Accumulation Unit Value at end of
   period                                    $21.135          $16.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.773          $14.852
  Accumulation Unit Value at end of
   period                                    $23.563          $18.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.718          $11.634
  Accumulation Unit Value at end of
   period                                    $15.261          $12.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.593          $11.535
  Accumulation Unit Value at end of
   period                                    $15.081          $12.593
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.026          $11.939
  Accumulation Unit Value at end of
   period                                    $15.583          $13.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.427          $11.406
  Accumulation Unit Value at end of
   period                                    $14.837          $12.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.427          $11.406
  Accumulation Unit Value at end of
   period                                    $14.837          $12.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.601          $11.589
  Accumulation Unit Value at end of
   period                                    $15.000          $12.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               21
VAN KAMPEN LIT AGGRESSIVE GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.794          $10.059
  Accumulation Unit Value at end of
   period                                    $12.190          $11.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.753          $10.037
  Accumulation Unit Value at end of
   period                                    $12.123          $11.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.732          $10.026
  Accumulation Unit Value at end of
   period                                    $12.090          $11.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.691          $10.005
  Accumulation Unit Value at end of
   period                                    $12.024          $11.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.691          $10.005
  Accumulation Unit Value at end of
   period                                    $12.024          $11.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.630           $9.972
  Accumulation Unit Value at end of
   period                                    $11.925          $11.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.856          $14.092
  Accumulation Unit Value at end of
   period                                    $16.982          $14.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.776          $14.036
  Accumulation Unit Value at end of
   period                                    $16.858          $14.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.737          $14.008
  Accumulation Unit Value at end of
   period                                    $16.797          $14.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.659          $13.952
  Accumulation Unit Value at end of
   period                                    $16.674          $14.659
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.659          $13.952
  Accumulation Unit Value at end of
   period                                    $16.674          $14.659
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.547          $13.873
  Accumulation Unit Value at end of
   period                                    $16.497          $14.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               34

56

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
VAN KAMPEN LIT ENTERPRISE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.777           $5.196
  Accumulation Unit Value at end of
   period                                     $6.076           $5.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     63               66
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.721           $5.152
  Accumulation Unit Value at end of
   period                                     $6.005           $5.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.682           $5.120
  Accumulation Unit Value at end of
   period                                     $5.958           $5.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.645           $5.094
  Accumulation Unit Value at end of
   period                                     $5.908           $5.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.645           $5.094
  Accumulation Unit Value at end of
   period                                     $5.908           $5.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.594           $5.057
  Accumulation Unit Value at end of
   period                                     $5.836           $5.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
VAN KAMPEN LIT GOVERNMENT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.249          $10.176
  Accumulation Unit Value at end of
   period                                    $10.411          $10.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.224          $10.164
  Accumulation Unit Value at end of
   period                                    $10.364          $10.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.201          $10.148
  Accumulation Unit Value at end of
   period                                    $10.330          $10.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.168          $10.129
  Accumulation Unit Value at end of
   period                                    $10.276          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.168          $10.129
  Accumulation Unit Value at end of
   period                                    $10.276          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.112          $10.093
  Accumulation Unit Value at end of
   period                                    $10.189          $10.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               16
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.971          $13.680
  Accumulation Unit Value at end of
   period                                    $17.104          $14.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               57

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.825          $13.564
  Accumulation Unit Value at end of
   period                                    $16.903          $14.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.724          $13.481
  Accumulation Unit Value at end of
   period                                    $16.772          $14.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.629          $13.412
  Accumulation Unit Value at end of
   period                                    $16.630          $14.629
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.629          $13.412
  Accumulation Unit Value at end of
   period                                    $16.630          $14.629
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.496          $13.316
  Accumulation Unit Value at end of
   period                                    $16.429          $14.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               26
VAN KAMPEN LIT STRATEGIC GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.209          $11.619
  Accumulation Unit Value at end of
   period                                    $13.354          $13.209
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.138          $11.573
  Accumulation Unit Value at end of
   period                                    $13.256          $13.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.103          $11.549
  Accumulation Unit Value at end of
   period                                    $13.207          $13.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.034          $11.503
  Accumulation Unit Value at end of
   period                                    $13.111          $13.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.034          $11.503
  Accumulation Unit Value at end of
   period                                    $13.111          $13.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.934          $11.438
  Accumulation Unit Value at end of
   period                                    $12.972          $12.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Three (the "Account") as of December 31, 2006 and the related statements of operations and changes in net assets, and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life Insurance Company Separate Account Three as of December 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                      VP BALANCED              VP GLOBAL
                                    WEALTH STRATEGY         RESEARCH GROWTH
                                       PORTFOLIO               PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                      --
   Class II                                     --                      --
   Class X                                      --                      --
   Class Y                                      --                      --
   Class 1                                      --                      --
   Class 2                                      --                      --
   Other                                 1,671,185                 105,933
                                     =============            ============
  Cost:
   Class I                                      --                      --
   Class II                                     --                      --
   Class X                                      --                      --
   Class Y                                      --                      --
   Class 1                                      --                      --
   Class 2                                      --                      --
   Other                               $19,373,349              $1,332,459
                                     =============            ============
  Market Value:
   Class I                                      --                      --
   Class II                                     --                      --
   Class X                                      --                      --
   Class Y                                      --                      --
   Class 1                                      --                      --
   Class 2                                      --                      --
   Other                               $21,407,877              $1,444,925
 Due from Hartford Life
  Insurance Company                         59,149                 112,486
 Receivable from fund shares
  sold                                          --                      --
 Other assets                                   --                      --
                                     -------------            ------------
 Total Assets                           21,467,026               1,557,411
                                     -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                      --
 Payable for fund shares
  purchased                                 59,149                 112,486
 Other liabilities                              49                      --
                                     -------------            ------------
 Total Liabilities                          59,198                 112,486
                                     -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $21,407,828              $1,444,925
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            ALLIANCEBERNSTEIN
                                  ALLIANCEBERNSTEIN           VP SMALL/MID           ALLIANCEBERNSTEIN
                                   VP INTERNATIONAL             CAP VALUE                VP VALUE
                                   VALUE PORTFOLIO              PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                       --                       --
   Class II                                     --                       --                       --
   Class X                                      --                       --                       --
   Class Y                                      --                       --                       --
   Class 1                                      --                       --                       --
   Class 2                                      --                       --                       --
   Other                                 4,103,513                  577,868                2,993,141
                                    ==============            =============            =============
  Cost:
   Class I                                      --                       --                       --
   Class II                                     --                       --                       --
   Class X                                      --                       --                       --
   Class Y                                      --                       --                       --
   Class 1                                      --                       --                       --
   Class 2                                      --                       --                       --
   Other                               $82,211,554               $9,876,642              $39,323,693
                                    ==============            =============            =============
  Market Value:
   Class I                                      --                       --                       --
   Class II                                     --                       --                       --
   Class X                                      --                       --                       --
   Class Y                                      --                       --                       --
   Class 1                                      --                       --                       --
   Class 2                                      --                       --                       --
   Other                              $101,520,917              $10,401,620              $44,747,453
 Due from Hartford Life
  Insurance Company                        314,316                   98,636                  110,827
 Receivable from fund shares
  sold                                          --                       --                       --
 Other assets                                   --                       --                       --
                                    --------------            -------------            -------------
 Total Assets                          101,835,233               10,500,256               44,858,280
                                    --------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                       --                       --
 Payable for fund shares
  purchased                                314,316                   98,636                  110,827
 Other liabilities                           1,991                       32                      950
                                    --------------            -------------            -------------
 Total Liabilities                         316,307                   98,668                  111,777
                                    --------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $101,518,926              $10,401,588              $44,746,503
                                    ==============            =============            =============


                                   AMERICAN FUNDS
                                       GLOBAL              AMERICAN FUNDS
                                    GROWTH FUND              GROWTH FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                       --
   Class II                                   --                       --
   Class X                                    --                       --
   Class Y                                    --                       --
   Class 1                                    --                       --
   Class 2                               171,102                  529,753
   Other                                      --                       --
                                    ============            =============
  Cost:
   Class I                                    --                       --
   Class II                                   --                       --
   Class X                                    --                       --
   Class Y                                    --                       --
   Class 1                                    --                       --
   Class 2                            $2,764,841              $24,343,066
   Other                                      --                       --
                                    ============            =============
  Market Value:
   Class I                                    --                       --
   Class II                                   --                       --
   Class X                                    --                       --
   Class Y                                    --                       --
   Class 1                                    --                       --
   Class 2                            $3,984,979              $33,946,590
   Other                                      --                       --
 Due from Hartford Life
  Insurance Company                        1,594                       --
 Receivable from fund shares
  sold                                        --                      671
 Other assets                                  2                       --
                                    ------------            -------------
 Total Assets                          3,986,575               33,947,261
                                    ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                      671
 Payable for fund shares
  purchased                                1,594                       --
 Other liabilities                            --                    1,279
                                    ------------            -------------
 Total Liabilities                         1,594                    1,950
                                    ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,984,981              $33,945,311
                                    ============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS
                                     GROWTH-INCOME            INTERNATIONAL
                                         FUND                     FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                       --
   Class II                                     --                       --
   Class X                                      --                       --
   Class Y                                      --                       --
   Class 1                                      --                       --
   Class 2                                 625,214                  692,153
   Other                                        --                       --
                                     =============            =============
  Cost:
   Class I                                      --                       --
   Class II                                     --                       --
   Class X                                      --                       --
   Class Y                                      --                       --
   Class 1                                      --                       --
   Class 2                             $19,728,736              $10,761,605
   Other                                        --                       --
                                     =============            =============
  Market Value:
   Class I                                      --                       --
   Class II                                     --                       --
   Class X                                      --                       --
   Class Y                                      --                       --
   Class 1                                      --                       --
   Class 2                             $26,377,793              $15,185,834
   Other                                        --                       --
 Due from Hartford Life
  Insurance Company                             --                       --
 Receivable from fund shares
  sold                                       1,062                    5,456
 Other assets                                   --                       --
                                     -------------            -------------
 Total Assets                           26,378,855               15,191,290
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          1,062                    5,456
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                             894                      207
                                     -------------            -------------
 Total Liabilities                           1,956                    5,663
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $26,376,899              $15,185,627
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL                                    BB&T CAPITAL
                                   CAPITALIZATION           BB&T MID CAP              MANAGER
                                        FUND                 GROWTH VIF              EQUITY VIF
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class 2                               204,450                      --                      --
   Other                                      --                 137,813                 116,747
                                    ============            ============            ============
  Cost:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class 2                            $3,265,201                      --                      --
   Other                                      --              $2,150,846              $1,253,741
                                    ============            ============            ============
  Market Value:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class 2                            $5,037,660                      --                      --
   Other                                      --              $2,089,243              $1,358,934
 Due from Hartford Life
  Insurance Company                           --                      --                      --
 Receivable from fund shares
  sold                                     6,154                     188                     187
 Other assets                                 --                      --                     177
                                    ------------            ------------            ------------
 Total Assets                          5,043,814               2,089,431               1,359,298
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        6,154                     188                     187
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                             7                       1                      --
                                    ------------            ------------            ------------
 Total Liabilities                         6,161                     189                     187
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $5,037,653              $2,089,242              $1,359,111
                                    ============            ============            ============


                                     BB&T LARGE            BB&T LARGE CAP
                                      CAP VIF                GROWTH VIF
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (B)
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --
   Class II                                   --                      --
   Class X                                    --                      --
   Class Y                                    --                      --
   Class 1                                    --                      --
   Class 2                                    --                      --
   Other                                  81,552                 154,556
                                    ============            ============
  Cost:
   Class I                                    --                      --
   Class II                                   --                      --
   Class X                                    --                      --
   Class Y                                    --                      --
   Class 1                                    --                      --
   Class 2                                    --                      --
   Other                              $1,185,704              $1,591,047
                                    ============            ============
  Market Value:
   Class I                                    --                      --
   Class II                                   --                      --
   Class X                                    --                      --
   Class Y                                    --                      --
   Class 1                                    --                      --
   Class 2                                    --                      --
   Other                              $1,365,987              $1,642,929
 Due from Hartford Life
  Insurance Company                       12,076                   1,919
 Receivable from fund shares
  sold                                        --                      --
 Other assets                                 --                      29
                                    ------------            ------------
 Total Assets                          1,378,063               1,644,877
                                    ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                      --
 Payable for fund shares
  purchased                               12,076                   1,919
 Other liabilities                            --                      --
                                    ------------            ------------
 Total Liabilities                        12,076                   1,919
                                    ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,365,987              $1,642,958
                                    ============            ============

(a)  Formerly BB&T Large Cap Value VIF. Change effective March 13, 2006.

(b) Formerly BB&T Large Company Growth VIF. Change effective March 13, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     BB&T SPECIAL
                                    OPPORTUNITIES             BB&T TOTAL
                                      EQUITY VIF           RETURN BOND VIF
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                  524,680                 194,867
                                     ============            ============
  Cost:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $6,892,112              $1,931,729
                                     ============            ============
  Market Value:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $7,906,920              $1,915,544
 Due from Hartford Life
  Insurance Company                        54,853                  11,758
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                     162
                                     ------------            ------------
 Total Assets                           7,961,773               1,927,464
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --
 Payable for fund shares
  purchased                                54,853                  11,758
 Other liabilities                             32                      --
                                     ------------            ------------
 Total Liabilities                         54,885                  11,758
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $7,906,888              $1,915,706
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 EVERGREEN VA
                                   EVERGREEN VA           EVERGREEN VA          INTERNATIONAL
                                  BALANCED FUND           GROWTH FUND            EQUITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                              18,667                 277,036                44,781
   Class II                                 --                      --                    --
   Class X                                  --                      --                    --
   Class Y                                  --                      --                    --
   Class 1                                  --                      --                    --
   Class 2                                  --                      --                    --
   Other                                    --                      --                    --
                                    ==========            ============            ==========
  Cost:
   Class I                            $267,671              $4,091,971              $661,065
   Class II                                 --                      --                    --
   Class X                                  --                      --                    --
   Class Y                                  --                      --                    --
   Class 1                                  --                      --                    --
   Class 2                                  --                      --                    --
   Other                                    --                      --                    --
                                    ==========            ============            ==========
  Market Value:
   Class I                            $282,802              $4,321,759              $724,564
   Class II                                 --                      --                    --
   Class X                                  --                      --                    --
   Class Y                                  --                      --                    --
   Class 1                                  --                      --                    --
   Class 2                                  --                      --                    --
   Other                                    --                      --                    --
 Due from Hartford Life
  Insurance Company                         --                   4,813                    83
 Receivable from fund shares
  sold                                      39                      --                    --
 Other assets                               --                      14                    --
                                    ----------            ------------            ----------
 Total Assets                          282,841               4,326,586               724,647
                                    ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         39                      --                    --
 Payable for fund shares
  purchased                                 --                   4,813                    83
 Other liabilities                           1                      --                    99
                                    ----------            ------------            ----------
 Total Liabilities                          40                   4,813                   182
                                    ----------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $282,801              $4,321,773              $724,465
                                    ==========            ============            ==========

                                                         EVERGREEN VA
                                  EVERGREEN VA             SPECIAL
                                   OMEGA FUND            VALUES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                              2,336                 560,168
   Class II                                --                      --
   Class X                                 --                      --
   Class Y                                 --                      --
   Class 1                                 --                      --
   Class 2                                 --                      --
   Other                                   --                      --
                                    =========            ============
  Cost:
   Class I                            $38,950              $9,645,687
   Class II                                --                      --
   Class X                                 --                      --
   Class Y                                 --                      --
   Class 1                                 --                      --
   Class 2                                 --                      --
   Other                                   --                      --
                                    =========            ============
  Market Value:
   Class I                            $41,577              $9,707,706
   Class II                                --                      --
   Class X                                 --                      --
   Class Y                                 --                      --
   Class 1                                 --                      --
   Class 2                                 --                      --
   Other                                   --                      --
 Due from Hartford Life
  Insurance Company                        --                  12,955
 Receivable from fund shares
  sold                                      7                      --
 Other assets                               1                      20
                                    ---------            ------------
 Total Assets                          41,585               9,720,681
                                    ---------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         7                      --
 Payable for fund shares
  purchased                                --                  12,955
 Other liabilities                         --                      --
                                    ---------            ------------
 Total Liabilities                          7                  12,955
                                    ---------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $41,578              $9,707,726
                                    =========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    EVERGREEN VA
                                    FUNDAMENTAL           FIDELITY(R) VIP
                                   LARGE CAP FUND          EQUITY-INCOME
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                9,826                       --
   Class II                                  --                       --
   Class X                                   --                       --
   Class Y                                   --                       --
   Class 1                                   --                       --
   Class 2                                   --                       --
   Other                                     --                1,965,268
                                     ==========            =============
  Cost:
   Class I                             $182,496                       --
   Class II                                  --                       --
   Class X                                   --                       --
   Class Y                                   --                       --
   Class 1                                   --                       --
   Class 2                                   --                       --
   Other                                     --              $49,040,677
                                     ==========            =============
  Market Value:
   Class I                             $192,582                       --
   Class II                                  --                       --
   Class X                                   --                       --
   Class Y                                   --                       --
   Class 1                                   --                       --
   Class 2                                   --                       --
   Other                                     --              $50,841,477
 Due from Hartford Life
  Insurance Company                          --                  169,153
 Receivable from fund shares
  sold                                       29                       --
 Other assets                                 1                       --
                                     ----------            -------------
 Total Assets                           192,612               51,010,630
                                     ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          29                       --
 Payable for fund shares
  purchased                                  --                  169,153
 Other liabilities                           --                      842
                                     ----------            -------------
 Total Liabilities                           29                  169,995
                                     ----------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $192,583              $50,840,635
                                     ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP
                                    GROWTH        CONTRAFUND(R)       MID CAP
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --               --               --
   Class II                                 --               --               --
   Class X                                  --               --               --
   Class Y                                  --               --               --
   Class 1                                  --               --               --
   Class 2                                  --               --               --
   Other                               424,011        7,091,277        1,939,060
                                 =============   ==============    =============
  Cost:
   Class I                                  --               --               --
   Class II                                 --               --               --
   Class X                                  --               --               --
   Class Y                                  --               --               --
   Class 1                                  --               --               --
   Class 2                                  --               --               --
   Other                           $14,224,142     $220,010,579      $63,905,246
                                 =============   ==============    =============
  Market Value:
   Class I                                  --               --               --
   Class II                                 --               --               --
   Class X                                  --               --               --
   Class Y                                  --               --               --
   Class 1                                  --               --               --
   Class 2                                  --               --               --
   Other                           $15,018,480     $220,609,611      $66,412,798
 Due from Hartford Life
  Insurance Company                     63,800          562,501           83,901
 Receivable from fund shares
  sold                                      --               --               --
 Other assets                               --               --               --
                                 -------------   --------------    -------------
 Total Assets                       15,082,280      221,172,112       66,496,699
                                 -------------   --------------    -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --               --               --
 Payable for fund shares
  purchased                             63,800          562,501           83,901
 Other liabilities                         166            1,677              368
                                 -------------   --------------    -------------
 Total Liabilities                      63,966          564,178           84,269
                                 -------------   --------------    -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                      $15,018,314     $220,607,934      $66,412,430
                                 =============   ==============    =============

                                                           FRANKLIN SMALL-
                                   FIDELITY(R) VIP          MID CAP GROWTH
                                   VALUE STRATEGIES        SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                 195,403
   Other                                  236,671                      --
                                     ============            ============
  Cost:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --              $3,397,257
   Other                               $3,027,095                      --
                                     ============            ============
  Market Value:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --              $4,324,280
   Other                               $3,190,321                      --
 Due from Hartford Life
  Insurance Company                        22,682                      --
 Receivable from fund shares
  sold                                         --                     626
 Other assets                                  --                       6
                                     ------------            ------------
 Total Assets                           3,213,003               4,324,912
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                     626
 Payable for fund shares
  purchased                                22,682                      --
 Other liabilities                              9                      --
                                     ------------            ------------
 Total Liabilities                         22,691                     626
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $3,190,312              $4,324,286
                                     ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   FRANKLIN STRATEGIC
                                         INCOME                 MUTUAL SHARES
                                     SECURITIES FUND           SECURITIES FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                        --
   Class II                                      --                        --
   Class X                                       --                        --
   Class Y                                       --                        --
   Class 1                                  885,805                        --
   Class 2                                       --                   734,135
   Other                                         --                        --
                                      =============             =============
  Cost:
   Class I                                       --                        --
   Class II                                      --                        --
   Class X                                       --                        --
   Class Y                                       --                        --
   Class 1                              $10,625,970                        --
   Class 2                                       --               $10,636,151
   Other                                         --                        --
                                      =============             =============
  Market Value:
   Class I                                       --                        --
   Class II                                      --                        --
   Class X                                       --                        --
   Class Y                                       --                        --
   Class 1                              $11,276,296                        --
   Class 2                                       --               $15,027,741
   Other                                         --                        --
 Due from Hartford Life
  Insurance Company                          96,884                     1,551
 Receivable from fund shares
  sold                                           --                        --
 Other assets                                     2                        --
                                      -------------             -------------
 Total Assets                            11,373,182                15,029,292
                                      -------------             -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                              --                        --
 Payable for fund shares
  purchased                                  96,884                     1,551
 Other liabilities                               --                        15
                                      -------------             -------------
 Total Liabilities                           96,884                     1,566
                                      -------------             -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $11,276,298               $15,027,726
                                      =============             =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     TEMPLETON
                                     DEVELOPING              TEMPLETON             FIFTH THIRD
                                      MARKETS                  GROWTH               BALANCED
                                  SECURITIES FUND         SECURITIES FUND           VIP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                   --
   Class II                                   --                      --                   --
   Class X                                    --                      --                   --
   Class Y                                    --                      --                   --
   Class 1                               230,884                      --                   --
   Class 2                                    --                 269,978                   --
   Other                                      --                      --                7,517
                                    ============            ============            =========
  Cost:
   Class I                                    --                      --                   --
   Class II                                   --                      --                   --
   Class X                                    --                      --                   --
   Class Y                                    --                      --                   --
   Class 1                            $1,794,647                      --                   --
   Class 2                                    --              $2,909,052                   --
   Other                                      --                      --              $89,149
                                    ============            ============            =========
  Market Value:
   Class I                                    --                      --                   --
   Class II                                   --                      --                   --
   Class X                                    --                      --                   --
   Class Y                                    --                      --                   --
   Class 1                            $3,213,910                      --                   --
   Class 2                                    --              $4,300,758                   --
   Other                                      --                      --              $93,360
 Due from Hartford Life
  Insurance Company                        1,620                      --                   --
 Receivable from fund shares
  sold                                        --                     634                   11
 Other assets                                 --                      --                    2
                                    ------------            ------------            ---------
 Total Assets                          3,215,530               4,301,392               93,373
                                    ------------            ------------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                     634                   11
 Payable for fund shares
  purchased                                1,620                      --                   --
 Other liabilities                            12                     696                   --
                                    ------------            ------------            ---------
 Total Liabilities                         1,632                   1,330                   11
                                    ------------            ------------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,213,898              $4,300,062              $93,362
                                    ============            ============            =========


                                    FIFTH THIRD            FIFTH THIRD
                                 DISCIPLINED VALUE           MID CAP
                                      VIP FUND               VIP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                    --
   Class II                                   --                    --
   Class X                                    --                    --
   Class Y                                    --                    --
   Class 1                                    --                    --
   Class 2                                    --                    --
   Other                                 250,194                21,167
                                    ============            ==========
  Cost:
   Class I                                    --                    --
   Class II                                   --                    --
   Class X                                    --                    --
   Class Y                                    --                    --
   Class 1                                    --                    --
   Class 2                                    --                    --
   Other                              $4,153,999              $374,724
                                    ============            ==========
  Market Value:
   Class I                                    --                    --
   Class II                                   --                    --
   Class X                                    --                    --
   Class Y                                    --                    --
   Class 1                                    --                    --
   Class 2                                    --                    --
   Other                              $4,551,026              $397,733
 Due from Hartford Life
  Insurance Company                       13,400                    --
 Receivable from fund shares
  sold                                        --                    56
 Other assets                                 --                    --
                                    ------------            ----------
 Total Assets                          4,564,426               397,789
                                    ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                    56
 Payable for fund shares
  purchased                               13,400                    --
 Other liabilities                             8                    --
                                    ------------            ----------
 Total Liabilities                        13,408                    56
                                    ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,551,018              $397,733
                                    ============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    FIFTH THIRD        HARTFORD
                                  QUALITY GROWTH       ADVISERS
                                     VIP FUND          HLS FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                  --
   Class II                                 --                  --
   Class X                                  --                  --
   Class Y                                  --                  --
   Class 1                                  --                  --
   Class 2                                  --                  --
   Other                                 5,415             928,447
                                     =========       =============
  Cost:
   Class I                                  --                  --
   Class II                                 --                  --
   Class X                                  --                  --
   Class Y                                  --                  --
   Class 1                                  --                  --
   Class 2                                  --                  --
   Other                               $42,593         $21,631,091
                                     =========       =============
  Market Value:
   Class I                                  --                  --
   Class II                                 --                  --
   Class X                                  --                  --
   Class Y                                  --                  --
   Class 1                                  --                  --
   Class 2                                  --                  --
   Other                               $45,428         $20,981,534
 Due from Hartford Life
  Insurance Company                         --              26,211
 Receivable from fund shares
  sold                                       6                  --
 Other assets                               --                  --
                                     ---------       -------------
 Total Assets                           45,434          21,007,745
                                     ---------       -------------
LIABILITIES:
 Due to Hartord Life Insurance
  Company                                    6                  --
 Payable for fund shares
  purchased                                 --              26,211
 Other liabilities                          --                 908
                                     ---------       -------------
 Total Liabilities                           6              27,119
                                     ---------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $45,428         $20,980,626
                                     =========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                  HARTFORD                HARTFORD
                                  TOTAL RETURN BOND        DIVIDEND AND GROWTH            FOCUS
                                       HLS FUND                  HLS FUND                HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                        --                    --
   Class II                                     --                        --                    --
   Class X                                      --                        --                    --
   Class Y                                      --                        --                    --
   Class 1                                      --                        --                    --
   Class 2                                      --                        --                    --
   Other                                21,474,450                 7,487,165                67,654
                                    ==============            ==============            ==========
  Cost:
   Class I                                      --                        --                    --
   Class II                                     --                        --                    --
   Class X                                      --                        --                    --
   Class Y                                      --                        --                    --
   Class 1                                      --                        --                    --
   Class 2                                      --                        --                    --
   Other                              $246,444,692              $164,710,045              $694,563
                                    ==============            ==============            ==========
  Market Value:
   Class I                                      --                        --                    --
   Class II                                     --                        --                    --
   Class X                                      --                        --                    --
   Class Y                                      --                        --                    --
   Class 1                                      --                        --                    --
   Class 2                                      --                        --                    --
   Other                              $241,328,429              $170,643,688              $714,583
 Due from Hartford Life
  Insurance Company                        699,714                   667,691                 9,279
 Receivable from fund shares
  sold                                          --                        --                    --
 Other assets                                  361                        --                    --
                                    --------------            --------------            ----------
 Total Assets                          242,028,504               171,311,379               723,862
                                    --------------            --------------            ----------
LIABILITIES:
 Due to Hartord Life
  Insurance Company                             --                        --                    --
 Payable for fund shares
  purchased                                699,714                   667,691                 9,279
 Other liabilities                              --                     3,225                     2
                                    --------------            --------------            ----------
 Total Liabilities                         699,714                   670,916                 9,281
                                    --------------            --------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $241,328,790              $170,640,463              $714,581
                                    ==============            ==============            ==========

                                      HARTFORD                HARTFORD
                                  GLOBAL ADVISERS          GLOBAL LEADERS
                                      HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --
   Class II                                   --                      --
   Class X                                    --                      --
   Class Y                                    --                      --
   Class 1                                    --                      --
   Class 2                                    --                      --
   Other                                 229,249                 254,123
                                    ============            ============
  Cost:
   Class I                                    --                      --
   Class II                                   --                      --
   Class X                                    --                      --
   Class Y                                    --                      --
   Class 1                                    --                      --
   Class 2                                    --                      --
   Other                              $2,885,994              $4,805,511
                                    ============            ============
  Market Value:
   Class I                                    --                      --
   Class II                                   --                      --
   Class X                                    --                      --
   Class Y                                    --                      --
   Class 1                                    --                      --
   Class 2                                    --                      --
   Other                              $2,914,363              $5,105,515
 Due from Hartford Life
  Insurance Company                        8,237                  10,247
 Receivable from fund shares
  sold                                        --                      --
 Other assets                                  1                      --
                                    ------------            ------------
 Total Assets                          2,922,601               5,115,762
                                    ------------            ------------
LIABILITIES:
 Due to Hartord Life
  Insurance Company                           --                      --
 Payable for fund shares
  purchased                                8,237                  10,247
 Other liabilities                            --                     608
                                    ------------            ------------
 Total Liabilities                         8,237                  10,855
                                    ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,914,364              $5,104,907
                                    ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        HARTFORD                 HARTFORD
                                   DISCIPLINED EQUITY             GROWTH
                                        HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                      --
   Class II                                      --                      --
   Class X                                       --                      --
   Class Y                                       --                      --
   Class 1                                       --                      --
   Class 2                                       --                      --
   Other                                 13,511,553                 686,950
                                     ==============            ============
  Cost:
   Class I                                       --                      --
   Class II                                      --                      --
   Class X                                       --                      --
   Class Y                                       --                      --
   Class 1                                       --                      --
   Class 2                                       --                      --
   Other                               $174,648,928              $8,482,636
                                     ==============            ============
  Market Value:
   Class I                                       --                      --
   Class II                                      --                      --
   Class X                                       --                      --
   Class Y                                       --                      --
   Class 1                                       --                      --
   Class 2                                       --                      --
   Other                               $190,294,976              $8,462,730
 Due from Hartford Life
  Insurance Company                         692,300                  30,883
 Receivable from fund shares
  sold                                           --                      --
 Other assets                                    --                      --
                                     --------------            ------------
 Total Assets                           190,987,276               8,493,613
                                     --------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                              --                      --
 Payable for fund shares
  purchased                                 692,300                  30,883
 Other liabilities                            3,614                      83
                                     --------------            ------------
 Total Liabilities                          695,914                  30,966
                                     --------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $190,291,362              $8,462,647
                                     ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD             HARTFORD            HARTFORD
                                 GROWTH OPPORTUNITIES      HIGH YIELD            INDEX
                                       HLS FUND             HLS FUND            HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                   --                 --
   Class II                                     --                   --                 --
   Class X                                      --                   --                 --
   Class Y                                      --                   --                 --
   Class 1                                      --                   --                 --
   Class 2                                      --                   --                 --
   Other                                   909,253            1,501,190            190,345
                                     =============        =============       ============
  Cost:
   Class I                                      --                   --                 --
   Class II                                     --                   --                 --
   Class X                                      --                   --                 --
   Class Y                                      --                   --                 --
   Class 1                                      --                   --                 --
   Class 2                                      --                   --                 --
   Other                               $27,730,047          $14,592,716         $6,111,481
                                     =============        =============       ============
  Market Value:
   Class I                                      --                   --                 --
   Class II                                     --                   --                 --
   Class X                                      --                   --                 --
   Class Y                                      --                   --                 --
   Class 1                                      --                   --                 --
   Class 2                                      --                   --                 --
   Other                               $27,395,984          $14,032,493         $6,160,385
 Due from Hartford Life
  Insurance Company                         29,829               72,126             29,142
 Receivable from fund shares
  sold                                          --                   --                 --
 Other assets                                   --                   --                 --
                                     -------------        -------------       ------------
 Total Assets                           27,425,813           14,104,619          6,189,527
                                     -------------        -------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                   --                 --
 Payable for fund shares
  purchased                                 29,829               72,126             29,142
 Other liabilities                             292                  105                 38
                                     -------------        -------------       ------------
 Total Liabilities                          30,121               72,231             29,180
                                     -------------        -------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $27,395,692          $14,032,388         $6,160,347
                                     =============        =============       ============

                                      HARTFORD                 HARTFORD
                                    INTERNATIONAL           INTERNATIONAL
                                CAPITAL APPRECIATION        SMALL COMPANY
                                      HLS FUND                 HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                1,349,968                 454,093
                                    =============            ============
  Cost:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                              $17,513,484              $7,289,330
                                    =============            ============
  Market Value:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                              $19,148,683              $7,616,517
 Due from Hartford Life
  Insurance Company                        43,698                   8,848
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                      --
                                    -------------            ------------
 Total Assets                          19,192,381               7,625,365
                                    -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --
 Payable for fund shares
  purchased                                43,698                   8,848
 Other liabilities                            336                       5
                                    -------------            ------------
 Total Liabilities                         44,034                   8,853
                                    -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $19,148,347              $7,616,512
                                    =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  HARTFORD
                                INTERNATIONAL         HARTFORD
                                OPPORTUNITIES       MONEY MARKET
                                  HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                  --
   Class II                                --                  --
   Class X                                 --                  --
   Class Y                                 --                  --
   Class 1                                 --                  --
   Class 2                                 --                  --
   Other                            3,270,443          33,315,415
                                =============       =============
  Cost:
   Class I                                 --                  --
   Class II                                --                  --
   Class X                                 --                  --
   Class Y                                 --                  --
   Class 1                                 --                  --
   Class 2                                 --                  --
   Other                          $46,025,469         $33,315,415
                                =============       =============
  Market Value:
   Class I                                 --                  --
   Class II                                --                  --
   Class X                                 --                  --
   Class Y                                 --                  --
   Class 1                                 --                  --
   Class 2                                 --                  --
   Other                          $49,775,390         $33,315,415
 Due from Hartford Life
  Insurance Company                   254,463              18,068
 Receivable from fund shares
  sold                                     --                  --
 Other assets                              --               1,738
                                -------------       -------------
 Total Assets                      50,029,853          33,335,221
                                -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                  --
 Payable for fund shares
  purchased                           254,463              18,068
 Other liabilities                        595                  --
                                -------------       -------------
 Total Liabilities                    255,058              18,068
                                -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $49,774,795         $33,317,153
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                HARTFORD                HARTFORD
                                MORTGAGE SECURITIES        SMALL COMPANY           SMALLCAP GROWTH
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (C)            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                       --
   Class II                                   --                      --                       --
   Class X                                    --                      --                       --
   Class Y                                    --                      --                       --
   Class 1                                    --                      --                       --
   Class 2                                    --                      --                       --
   Other                                 587,243                  68,162                  901,432
                                    ============            ============            =============
  Cost:
   Class I                                    --                      --                       --
   Class II                                   --                      --                       --
   Class X                                    --                      --                       --
   Class Y                                    --                      --                       --
   Class 1                                    --                      --                       --
   Class 2                                    --                      --                       --
   Other                              $6,651,957              $1,383,983              $19,244,748
                                    ============            ============            =============
  Market Value:
   Class I                                    --                      --                       --
   Class II                                   --                      --                       --
   Class X                                    --                      --                       --
   Class Y                                    --                      --                       --
   Class 1                                    --                      --                       --
   Class 2                                    --                      --                       --
   Other                              $6,351,394              $1,299,641              $18,742,216
 Due from Hartford Life
  Insurance Company                       17,015                      --                   67,096
 Receivable from fund shares
  sold                                        --                  34,637                       --
 Other assets                                  1                      --                       --
                                    ------------            ------------            -------------
 Total Assets                          6,368,410               1,334,278               18,809,312
                                    ------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                  34,637                       --
 Payable for fund shares
  purchased                               17,015                      --                   67,096
 Other liabilities                            --                      --                      982
                                    ------------            ------------            -------------
 Total Liabilities                        17,015                  34,637                   68,078
                                    ------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $6,351,395              $1,299,641              $18,741,234
                                    ============            ============            =============

                                                     HARTFORD
                                 HARTFORD         U.S. GOVERNMENT
                                   STOCK            SECURITIES
                                 HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                  --
   Class II                               --                  --
   Class X                                --                  --
   Class Y                                --                  --
   Class 1                                --                  --
   Class 2                                --                  --
   Other                             329,708           8,234,880
                               =============       =============
  Cost:
   Class I                                --                  --
   Class II                               --                  --
   Class X                                --                  --
   Class Y                                --                  --
   Class 1                                --                  --
   Class 2                                --                  --
   Other                         $16,385,268         $90,851,069
                               =============       =============
  Market Value:
   Class I                                --                  --
   Class II                               --                  --
   Class X                                --                  --
   Class Y                                --                  --
   Class 1                                --                  --
   Class 2                                --                  --
   Other                         $17,333,825         $91,624,573
 Due from Hartford Life
  Insurance Company                   21,391             464,421
 Receivable from fund shares
  sold                                    --                  --
 Other assets                             --                 339
                               -------------       -------------
 Total Assets                     17,355,216          92,089,333
                               -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                  --
 Payable for fund shares
  purchased                           21,391             464,421
 Other liabilities                        85                  --
                               -------------       -------------
 Total Liabilities                    21,476             464,421
                               -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $17,333,740         $91,624,912
                               =============       =============

(c)  From inception, June 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          HARTFORD
                                       HARTFORD             VALUE
                                        VALUE           OPPORTUNITIES
                                       HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                  --
   Class II                                    --                  --
   Class X                                     --                  --
   Class Y                                     --                  --
   Class 1                                     --                  --
   Class 2                                     --                  --
   Other                                  407,981             553,190
                                     ============       =============
  Cost:
   Class I                                     --                  --
   Class II                                    --                  --
   Class X                                     --                  --
   Class Y                                     --                  --
   Class 1                                     --                  --
   Class 2                                     --                  --
   Other                               $4,826,047         $10,565,901
                                     ============       =============
  Market Value:
   Class I                                     --                  --
   Class II                                    --                  --
   Class X                                     --                  --
   Class Y                                     --                  --
   Class 1                                     --                  --
   Class 2                                     --                  --
   Other                               $5,327,627         $10,917,426
 Due from Hartford Life
  Insurance Company                       130,489              24,565
 Receivable from fund shares
  sold                                         --                  --
 Other assets                                  --                  --
                                     ------------       -------------
 Total Assets                           5,458,116          10,941,991
                                     ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                  --
 Payable for fund shares
  purchased                               130,489              24,565
 Other liabilities                            327                  44
                                     ------------       -------------
 Total Liabilities                        130,816              24,609
                                     ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $5,327,300         $10,917,382
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD             HUNTINGTON VA           HUNTINGTON VA
                                   EQUITY INCOME           INCOME EQUITY          DIVIDEND CAPTURE
                                      HLS FUND                  FUND                    FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS:
  NUMBER OF SHARES:
   CLASS I                                    --                      --                      --
   CLASS II                                   --                      --                      --
   CLASS X                                    --                      --                      --
   CLASS Y                                    --                      --                      --
   CLASS 1                                    --                      --                      --
   CLASS 2                                    --                      --                      --
   OTHER                                 393,048                 162,471                 311,554
                                    ============            ============            ============
  COST:
   CLASS I                                    --                      --                      --
   CLASS II                                   --                      --                      --
   CLASS X                                    --                      --                      --
   CLASS Y                                    --                      --                      --
   CLASS 1                                    --                      --                      --
   CLASS 2                                    --                      --                      --
   OTHER                              $5,058,742              $1,920,339              $3,908,655
                                    ============            ============            ============
  MARKET VALUE:
   CLASS I                                    --                      --                      --
   CLASS II                                   --                      --                      --
   CLASS X                                    --                      --                      --
   CLASS Y                                    --                      --                      --
   CLASS 1                                    --                      --                      --
   CLASS 2                                    --                      --                      --
   OTHER                              $5,582,693              $2,050,383              $4,240,247
 DUE FROM HARTFORD LIFE
  INSURANCE COMPANY                      151,107                  34,660                   1,672
 RECEIVABLE FROM FUND SHARES
  SOLD                                        --                      --                      --
 OTHER ASSETS                                 --                      --                      --
                                    ------------            ------------            ------------
 TOTAL ASSETS                          5,733,800               2,085,043               4,241,919
                                    ------------            ------------            ------------
LIABILITIES:
 DUE TO HARTFORD LIFE
  INSURANCE COMPANY                           --                      --                      --
 PAYABLE FOR FUND SHARES
  PURCHASED                              151,107                  34,660                   1,672
 OTHER LIABILITIES                           338                      49                      95
                                    ------------            ------------            ------------
 TOTAL LIABILITIES                       151,445                  34,709                   1,767
                                    ------------            ------------            ------------
NET ASSETS:
 FOR VARIABLE ANNUITY
  CONTRACT LIABILITIES                $5,582,355              $2,050,334              $4,240,152
                                    ============            ============            ============

                                                         HUNTINGTON VA
                                  HUNTINGTON VA             MID CORP
                                   GROWTH FUND            AMERICA FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------
ASSETS:
 INVESTMENTS:
  NUMBER OF SHARES:
   CLASS I                                  --                      --
   CLASS II                                 --                      --
   CLASS X                                  --                      --
   CLASS Y                                  --                      --
   CLASS 1                                  --                      --
   CLASS 2                                  --                      --
   OTHER                                92,867                 133,257
                                    ==========            ============
  COST:
   CLASS I                                  --                      --
   CLASS II                                 --                      --
   CLASS X                                  --                      --
   CLASS Y                                  --                      --
   CLASS 1                                  --                      --
   CLASS 2                                  --                      --
   OTHER                              $835,443              $2,185,388
                                    ==========            ============
  MARKET VALUE:
   CLASS I                                  --                      --
   CLASS II                                 --                      --
   CLASS X                                  --                      --
   CLASS Y                                  --                      --
   CLASS 1                                  --                      --
   CLASS 2                                  --                      --
   OTHER                              $883,165              $2,318,662
 DUE FROM HARTFORD LIFE
  INSURANCE COMPANY                      3,887                   3,466
 RECEIVABLE FROM FUND SHARES
  SOLD                                      --                      --
 OTHER ASSETS                               --                      --
                                    ----------            ------------
 TOTAL ASSETS                          887,052               2,322,128
                                    ----------            ------------
LIABILITIES:
 DUE TO HARTFORD LIFE
  INSURANCE COMPANY                         --                      --
 PAYABLE FOR FUND SHARES
  PURCHASED                              3,887                   3,466
 OTHER LIABILITIES                         112                     210
                                    ----------            ------------
 TOTAL LIABILITIES                       3,999                   3,676
                                    ----------            ------------
NET ASSETS:
 FOR VARIABLE ANNUITY
  CONTRACT LIABILITIES                $883,053              $2,318,452
                                    ==========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    HUNTINGTON VA          HUNTINGTON VA
                                     NEW ECONOMY          ROTATING MARKETS
                                         FUND                   FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                    --
   Class II                                    --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                                  149,091                25,351
                                     ============            ==========
  Cost:
   Class I                                     --                    --
   Class II                                    --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                               $2,450,589              $341,212
                                     ============            ==========
  Market Value:
   Class I                                     --                    --
   Class II                                    --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                               $2,632,948              $369,371
 Due from Hartford Life
  Insurance Company                         3,906                 2,426
 Receivable from fund shares
  sold                                         --                    --
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           2,636,854               371,797
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                    --
 Payable for fund shares
  purchased                                 3,906                 2,426
 Other liabilities                             56                     2
                                     ------------            ----------
 Total Liabilities                          3,962                 2,428
                                     ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,632,892              $369,369
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA          HUNTINGTON VA          HUNTINGTON VA
                               INTERNATIONAL EQUITY         MACRO 100         MORTGAGE SECURITIES
                                       FUND                   FUND                    FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                     --                     --
   Class II                                  --                     --                     --
   Class X                                   --                     --                     --
   Class Y                                   --                     --                     --
   Class 1                                   --                     --                     --
   Class 2                                   --                     --                     --
   Other                                 96,653                134,896                 62,471
                                    ===========            ===========             ==========
  Cost:
   Class I                                   --                     --                     --
   Class II                                  --                     --                     --
   Class X                                   --                     --                     --
   Class Y                                   --                     --                     --
   Class 1                                   --                     --                     --
   Class 2                                   --                     --                     --
   Other                             $1,362,618             $1,577,601               $675,035
                                    ===========            ===========             ==========
  Market Value:
   Class I                                   --                     --                     --
   Class II                                  --                     --                     --
   Class X                                   --                     --                     --
   Class Y                                   --                     --                     --
   Class 1                                   --                     --                     --
   Class 2                                   --                     --                     --
   Other                             $1,521,323             $1,667,312               $695,299
 Due from Hartford Life
  Insurance Company                       2,608                 31,714                 34,227
 Receivable from fund shares
  sold                                       --                     --                     --
 Other assets                                 1                     --                     --
                                    -----------            -----------             ----------
 Total Assets                         1,523,932              1,699,026                729,526
                                    -----------            -----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                     --                     --
 Payable for fund shares
  purchased                               2,608                 31,714                 34,227
 Other liabilities                           --                     52                      2
                                    -----------            -----------             ----------
 Total Liabilities                        2,608                 31,766                 34,229
                                    -----------            -----------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $1,521,324             $1,667,260               $695,297
                                    ===========            ===========             ==========

                                   HUNTINGTON VA           LORD ABBETT
                                  SITUS SMALL CAP           ALL VALUE
                                       FUND                 PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                     --
   Class II                                  --                     --
   Class X                                   --                     --
   Class Y                                   --                     --
   Class 1                                   --                     --
   Class 2                                   --                     --
   Other                                280,693                396,168
                                    ===========            ===========
  Cost:
   Class I                                   --                     --
   Class II                                  --                     --
   Class X                                   --                     --
   Class Y                                   --                     --
   Class 1                                   --                     --
   Class 2                                   --                     --
   Other                             $3,937,693             $6,186,543
                                    ===========            ===========
  Market Value:
   Class I                                   --                     --
   Class II                                  --                     --
   Class X                                   --                     --
   Class Y                                   --                     --
   Class 1                                   --                     --
   Class 2                                   --                     --
   Other                             $4,053,199             $6,528,840
 Due from Hartford Life
  Insurance Company                       3,921                 16,820
 Receivable from fund shares
  sold                                       --                     --
 Other assets                                --                      1
                                    -----------            -----------
 Total Assets                         4,057,120              6,545,661
                                    -----------            -----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                     --
 Payable for fund shares
  purchased                               3,921                 16,820
 Other liabilities                          159                     --
                                    -----------            -----------
 Total Liabilities                        4,080                 16,820
                                    -----------            -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $4,053,040             $6,528,841
                                    ===========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     LORD ABBETT              LORD ABBETT
                                   AMERICA'S VALUE          BOND-DEBENTURE
                                      PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --
   Class II                                    --                       --
   Class X                                     --                       --
   Class Y                                     --                       --
   Class 1                                     --                       --
   Class 2                                     --                       --
   Other                                  279,574                1,296,440
                                     ============            =============
  Cost:
   Class I                                     --                       --
   Class II                                    --                       --
   Class X                                     --                       --
   Class Y                                     --                       --
   Class 1                                     --                       --
   Class 2                                     --                       --
   Other                               $4,006,424              $15,482,675
                                     ============            =============
  Market Value:
   Class I                                     --                       --
   Class II                                    --                       --
   Class X                                     --                       --
   Class Y                                     --                       --
   Class 1                                     --                       --
   Class 2                                     --                       --
   Other                               $4,271,885              $15,349,849
 Due from Hartford Life
  Insurance Company                           349                   86,009
 Receivable from fund shares
  sold                                         --                       --
 Other assets                                  --                       --
                                     ------------            -------------
 Total Assets                           4,272,234               15,435,858
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                       --
 Payable for fund shares
  purchased                                   349                   86,009
 Other liabilities                             83                        9
                                     ------------            -------------
 Total Liabilities                            432                   86,018
                                     ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $4,271,802              $15,349,840
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT             LORD ABBETT
                                  GROWTH AND INCOME         LARGE-CAP CORE            MFS CAPITAL
                                      PORTFOLIO               PORTFOLIO           OPPORTUNITIES SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --                      --
   Class II                                    --                      --                      --
   Class X                                     --                      --                      --
   Class Y                                     --                      --                      --
   Class 1                                     --                      --                      --
   Class 2                                     --                      --                      --
   Other                                2,723,550                 199,891                  43,891
                                    =============            ============              ==========
  Cost:
   Class I                                     --                      --                      --
   Class II                                    --                      --                      --
   Class X                                     --                      --                      --
   Class Y                                     --                      --                      --
   Class 1                                     --                      --                      --
   Class 2                                     --                      --                      --
   Other                              $76,988,127              $2,226,430                $720,324
                                    =============            ============              ==========
  Market Value:
   Class I                                     --                      --                      --
   Class II                                    --                      --                      --
   Class X                                     --                      --                      --
   Class Y                                     --                      --                      --
   Class 1                                     --                      --                      --
   Class 2                                     --                      --                      --
   Other                              $79,908,955              $2,426,682                $680,742
 Due from Hartford Life
  Insurance Company                       531,761                   5,886                      --
 Receivable from fund shares
  sold                                         --                      --                      87
 Other assets                                  --                      --                      --
                                    -------------            ------------              ----------
 Total Assets                          80,440,716               2,432,568                 680,829
                                    -------------            ------------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --                      87
 Payable for fund shares
  purchased                               531,761                   5,886                      --
 Other liabilities                            173                      30                      --
                                    -------------            ------------              ----------
 Total Liabilities                        531,934                   5,916                      87
                                    -------------            ------------              ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $79,908,782              $2,426,652                $680,742
                                    =============            ============              ==========


                                   MFS EMERGING           MFS INVESTORS
                                  GROWTH SERIES        GROWTH STOCK SERIES
                                   SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                      --
   Class II                                 --                      --
   Class X                                  --                      --
   Class Y                                  --                      --
   Class 1                                  --                      --
   Class 2                                  --                      --
   Other                                33,354                  39,952
                                    ==========              ==========
  Cost:
   Class I                                  --                      --
   Class II                                 --                      --
   Class X                                  --                      --
   Class Y                                  --                      --
   Class 1                                  --                      --
   Class 2                                  --                      --
   Other                              $783,454                $448,529
                                    ==========              ==========
  Market Value:
   Class I                                  --                      --
   Class II                                 --                      --
   Class X                                  --                      --
   Class Y                                  --                      --
   Class 1                                  --                      --
   Class 2                                  --                      --
   Other                              $688,428                $425,489
 Due from Hartford Life
  Insurance Company                         --                      --
 Receivable from fund shares
  sold                                      99                      56
 Other assets                               --                       1
                                    ----------              ----------
 Total Assets                          688,527                 425,546
                                    ----------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         99                      56
 Payable for fund shares
  purchased                                 --                      --
 Other liabilities                           1                      --
                                    ----------              ----------
 Total Liabilities                         100                      56
                                    ----------              ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $688,427                $425,490
                                    ==========              ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    MFS INVESTORS         MFS TOTAL
                                     TRUST SERIES       RETURN SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                  --
   Class II                                    --                  --
   Class X                                     --                  --
   Class Y                                     --                  --
   Class 1                                     --                  --
   Class 2                                     --                  --
   Other                                   57,653             671,379
                                     ============       =============
  Cost:
   Class I                                     --                  --
   Class II                                    --                  --
   Class X                                     --                  --
   Class Y                                     --                  --
   Class 1                                     --                  --
   Class 2                                     --                  --
   Other                                 $952,572         $12,605,634
                                     ============       =============
  Market Value:
   Class I                                     --                  --
   Class II                                    --                  --
   Class X                                     --                  --
   Class Y                                     --                  --
   Class 1                                     --                  --
   Class 2                                     --                  --
   Other                               $1,250,503         $14,696,485
 Due from Hartford Life
  Insurance Company                            --                  --
 Receivable from fund shares
  sold                                      5,025               3,123
 Other assets                                  --                  --
                                     ------------       -------------
 Total Assets                           1,255,528          14,699,608
                                     ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         5,025               3,123
 Payable for fund shares
  purchased                                    --                  --
 Other liabilities                              5                 636
                                     ------------       -------------
 Total Liabilities                          5,030               3,759
                                     ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,250,498         $14,695,849
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    EQUITY AND         CORE PLUS           EMERGING
                                      INCOME         FIXED INCOME        MARKETS DEBT
                                   SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --           1,118,702            125,183
   Class II                             12,597                  --                 --
   Class X                                  --                  --                 --
   Class Y                                  --                  --                 --
   Class 1                                  --                  --                 --
   Class 2                                  --                  --                 --
   Other                                    --                  --                 --
                                    ==========       =============       ============
  Cost:
   Class I                                  --         $12,531,213         $1,008,585
   Class II                           $161,544                  --                 --
   Class X                                  --                  --                 --
   Class Y                                  --                  --                 --
   Class 1                                  --                  --                 --
   Class 2                                  --                  --                 --
   Other                                    --                  --                 --
                                    ==========       =============       ============
  Market Value:
   Class I                                  --         $12,753,209         $1,116,636
   Class II                           $187,571                  --                 --
   Class X                                  --                  --                 --
   Class Y                                  --                  --                 --
   Class 1                                  --                  --                 --
   Class 2                                  --                  --                 --
   Other                                    --                  --                 --
 Due from Hartford Life
  Insurance Company                         --                  --                 --
 Receivable from fund shares
  sold                                      31               1,996              2,471
 Other assets                               --                   7                  2
                                    ----------       -------------       ------------
 Total Assets                          187,602          12,755,212          1,119,109
                                    ----------       -------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         31               1,996              2,471
 Payable for fund shares
  purchased                                 --                  --                 --
 Other liabilities                           1                  --                 --
                                    ----------       -------------       ------------
 Total Liabilities                          32               1,996              2,471
                                    ----------       -------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $187,570         $12,753,216         $1,116,638
                                    ==========       =============       ============

                                      EMERGING
                                   MARKETS EQUITY             HIGH YIELD
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 73,143                 150,010
   Class II                               661,793                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                       --                      --
                                    =============            ============
  Cost:
   Class I                               $866,186              $2,363,314
   Class II                            10,525,841                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                       --                      --
                                    =============            ============
  Market Value:
   Class I                             $1,429,222              $2,034,138
   Class II                            12,918,188                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                       --                      --
 Due from Hartford Life
  Insurance Company                        60,106                   8,934
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                       1
                                    -------------            ------------
 Total Assets                          14,407,516               2,043,073
                                    -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --
 Payable for fund shares
  purchased                                60,106                   8,934
 Other liabilities                             10                      --
                                    -------------            ------------
 Total Liabilities                         60,116                   8,934
                                    -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $14,347,400              $2,034,139
                                    =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        U.S. MID CAP
                                    MID CAP GROWTH          VALUE
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --             304,632
   Class II                               483,997             333,373
   Class X                                     --                  --
   Class Y                                     --                  --
   Class 1                                     --                  --
   Class 2                                     --                  --
   Other                                       --                  --
                                     ============       =============
  Cost:
   Class I                                     --          $4,436,145
   Class II                            $5,802,735           6,172,630
   Class X                                     --                  --
   Class Y                                     --                  --
   Class 1                                     --                  --
   Class 2                                     --                  --
   Other                                       --                  --
                                     ============       =============
  Market Value:
   Class I                                     --          $6,013,428
   Class II                            $6,011,248           6,560,779
   Class X                                     --                  --
   Class Y                                     --                  --
   Class 1                                     --                  --
   Class 2                                     --                  --
   Other                                       --                  --
 Due from Hartford Life
  Insurance Company                         8,900                  --
 Receivable from fund shares
  sold                                         --              11,394
 Other assets                                  --                   3
                                     ------------       -------------
 Total Assets                           6,020,148          12,585,604
                                     ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --              11,394
 Payable for fund shares
  purchased                                 8,900                  --
 Other liabilities                             23                  --
                                     ------------       -------------
 Total Liabilities                          8,923              11,394
                                     ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $6,011,225         $12,574,210
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        CAPITAL
                                    FOCUS GROWTH            BALANCED GROWTH          OPPORTUNITIES
                                   SUB-ACCOUNT (D)            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                      --
   Class II                                    --                       --                      --
   Class X                                691,576                  474,998                 202,853
   Class Y                                167,258                  112,602                 184,671
   Class 1                                     --                       --                      --
   Class 2                                     --                       --                      --
   Other                                       --                       --                      --
                                    =============            =============            ============
  Cost:
   Class I                                     --                       --                      --
   Class II                                    --                       --                      --
   Class X                             $9,820,277               $6,418,582              $2,253,267
   Class Y                              3,904,513                1,669,695               2,762,779
   Class 1                                     --                       --                      --
   Class 2                                     --                       --                      --
   Other                                       --                       --                      --
                                    =============            =============            ============
  Market Value:
   Class I                                     --                       --                      --
   Class II                                    --                       --                      --
   Class X                            $11,929,678               $8,345,713              $2,562,032
   Class Y                              2,863,454                1,972,779               2,293,614
   Class 1                                     --                       --                      --
   Class 2                                     --                       --                      --
   Other                                       --                       --                      --
 Due from Hartford Life
  Insurance Company                            --                   42,805                      --
 Receivable from fund shares
  sold                                     15,813                       --                   2,048
 Other assets                                 100                        8                      --
                                    -------------            -------------            ------------
 Total Assets                          14,809,045               10,361,305               4,857,694
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        15,813                       --                   2,048
 Payable for fund shares
  purchased                                    --                   42,805                      --
 Other liabilities                             --                       --                       5
                                    -------------            -------------            ------------
 Total Liabilities                         15,813                   42,805                   2,053
                                    -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $14,793,232              $10,318,500              $4,855,641
                                    =============            =============            ============

                                     DEVELOPING
                                       GROWTH             FLEXIBLE INCOME
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --
   Class II                                   --                      --
   Class X                               154,822                 395,303
   Class Y                                33,307                 271,091
   Class 1                                    --                      --
   Class 2                                    --                      --
   Other                                      --                      --
                                    ============            ============
  Cost:
   Class I                                    --                      --
   Class II                                   --                      --
   Class X                            $2,451,835              $3,972,575
   Class Y                               729,215               2,043,060
   Class 1                                    --                      --
   Class 2                                    --                      --
   Other                                      --                      --
                                    ============            ============
  Market Value:
   Class I                                    --                      --
   Class II                                   --                      --
   Class X                            $4,070,280              $2,881,757
   Class Y                               861,315               1,970,828
   Class 1                                    --                      --
   Class 2                                    --                      --
   Other                                      --                      --
 Due from Hartford Life
  Insurance Company                           --                      --
 Receivable from fund shares
  sold                                       787                     752
 Other assets                                 --                       2
                                    ------------            ------------
 Total Assets                          4,932,382               4,853,339
                                    ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          787                     752
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                             5                      --
                                    ------------            ------------
 Total Liabilities                           792                     752
                                    ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,931,590              $4,852,587
                                    ============            ============

(d) Formerly American Opportunities. Change effective July 3, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    DIVIDEND GROWTH          GLOBAL EQUITY
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                      --
   Class II                                     --                      --
   Class X                               1,243,200                 396,868
   Class Y                                 158,094                  47,704
   Class 1                                      --                      --
   Class 2                                      --                      --
   Other                                        --                      --
                                     =============            ============
  Cost:
   Class I                                      --                      --
   Class II                                     --                      --
   Class X                             $18,345,149              $4,510,669
   Class Y                               2,352,205                 660,796
   Class 1                                      --                      --
   Class 2                                      --                      --
   Other                                        --                      --
                                     =============            ============
  Market Value:
   Class I                                      --                      --
   Class II                                     --                      --
   Class X                             $22,489,487              $7,449,207
   Class Y                               2,856,767                 888,728
   Class 1                                      --                      --
   Class 2                                      --                      --
   Other                                        --                      --
 Due from Hartford Life
  Insurance Company                             --                      --
 Receivable from fund shares
  sold                                      24,082                  10,131
 Other assets                                  108                     133
                                     -------------            ------------
 Total Assets                           25,370,444               8,348,199
                                     -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         24,082                  10,131
 Payable for fund shares
  purchased                                     --                      --
 Other liabilities                              --                      --
                                     -------------            ------------
 Total Liabilities                          24,082                  10,131
                                     -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $25,346,362              $8,338,068
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       GROWTH               MONEY MARKET             UTILITIES
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                               144,811               4,004,946                 189,332
   Class Y                                51,442               2,976,624                  54,212
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                                      --                      --                      --
                                    ============            ============            ============
  Cost:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                            $1,872,783              $4,004,946              $2,576,667
   Class Y                               938,442               2,976,624               1,225,571
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                                      --                      --                      --
                                    ============            ============            ============
  Market Value:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                            $2,635,566              $4,004,946              $4,788,206
   Class Y                               924,922               2,976,624               1,369,941
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                                      --                      --                      --
 Due from Hartford Life
  Insurance Company                           --                      --                      --
 Receivable from fund shares
  sold                                     3,660                   6,373                  11,617
 Other assets                                  4                       9                      --
                                    ------------            ------------            ------------
 Total Assets                          3,564,152               6,987,952               6,169,764
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        3,660                   6,373                  11,617
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      29
                                    ------------            ------------            ------------
 Total Liabilities                         3,660                   6,373                  11,646
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,560,492              $6,981,579              $6,158,118
                                    ============            ============            ============

                                  EQUALLY-WEIGHTED         SMALL COMPANY
                                       S&P 500                 GROWTH
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                    --
   Class II                                    --                34,911
   Class X                                535,843                    --
   Class Y                                369,143                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                                       --                    --
                                    =============            ==========
  Cost:
   Class I                                     --                    --
   Class II                                    --              $564,125
   Class X                             $7,015,379                    --
   Class Y                              7,145,026                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                                       --                    --
                                    =============            ==========
  Market Value:
   Class I                                     --                    --
   Class II                                    --              $626,304
   Class X                            $14,875,011                    --
   Class Y                             10,140,368                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                                       --                    --
 Due from Hartford Life
  Insurance Company                            --                    --
 Receivable from fund shares
  sold                                      2,407                   456
 Other assets                                 438                     1
                                    -------------            ----------
 Total Assets                          25,018,224               626,761
                                    -------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         2,407                   456
 Payable for fund shares
  purchased                                    --                    --
 Other liabilities                             --                    --
                                    -------------            ----------
 Total Liabilities                          2,407                   456
                                    -------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $25,015,817              $626,305
                                    =============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           MTB LARGE CAP
                                   GLOBAL FRANCHISE        GROWTH FUND II
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                    --
   Class II                                62,860                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                                       --                63,992
                                     ============            ==========
  Cost:
   Class I                                     --                    --
   Class II                              $882,653                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                                       --              $654,648
                                     ============            ==========
  Market Value:
   Class I                                     --                    --
   Class II                            $1,133,375                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                                       --              $700,714
 Due from Hartford Life
  Insurance Company                         1,268                 9,167
 Receivable from fund shares
  sold                                         --                    --
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           1,134,643               709,881
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                    --
 Payable for fund shares
  purchased                                 1,268                 9,167
 Other liabilities                              1                    --
                                     ------------            ----------
 Total Liabilities                          1,269                 9,167
                                     ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,133,374              $700,714
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            MTB MANAGED              MTB MANAGED
                                   MTB LARGE CAP         ALLOCATION FUND --       ALLOCATION FUND --
                                   VALUE FUND II         MODERATE GROWTH II      AGGRESSIVE GROWTH II
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                                 157,448                 225,885                  34,153
                                    ============            ============              ==========
  Cost:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                              $1,798,708              $2,362,053                $384,512
                                    ============            ============              ==========
  Market Value:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                              $1,881,504              $2,407,931                $401,638
 Due from Hartford Life
  Insurance Company                        4,630                      --                     297
 Receivable from fund shares
  sold                                        --                     283                      --
 Other assets                                 --                       9                      --
                                    ------------            ------------              ----------
 Total Assets                          1,886,134               2,408,223                 401,935
                                    ------------            ------------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                     283                      --
 Payable for fund shares
  purchased                                4,630                      --                     297
 Other liabilities                            17                      --                      --
                                    ------------            ------------              ----------
 Total Liabilities                         4,647                     283                     297
                                    ------------            ------------              ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,881,487              $2,407,940                $401,638
                                    ============            ============              ==========

                                      MTB MANAGED
                                   ALLOCATION FUND --           OPPENHEIMER
                                 CONSERVATIVE GROWTH II        MIDCAP FUND VA
                                      SUB-ACCOUNT             SUB-ACCOUNT (E)
-----------------------------  --------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                         --
   Class II                                    --                         --
   Class X                                     --                         --
   Class Y                                     --                         --
   Class 1                                     --                         --
   Class 2                                     --                         --
   Other                                   19,612                     41,658
                                       ==========               ============
  Cost:
   Class I                                     --                         --
   Class II                                    --                         --
   Class X                                     --                         --
   Class Y                                     --                         --
   Class 1                                     --                         --
   Class 2                                     --                         --
   Other                                 $201,653                 $2,014,922
                                       ==========               ============
  Market Value:
   Class I                                     --                         --
   Class II                                    --                         --
   Class X                                     --                         --
   Class Y                                     --                         --
   Class 1                                     --                         --
   Class 2                                     --                         --
   Other                                 $203,770                 $2,090,808
 Due from Hartford Life
  Insurance Company                            --                      4,009
 Receivable from fund shares
  sold                                         25                         --
 Other assets                                  --                         --
                                       ----------               ------------
 Total Assets                             203,795                  2,094,817
                                       ----------               ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            25                         --
 Payable for fund shares
  purchased                                    --                      4,009
 Other liabilities                            184                         22
                                       ----------               ------------
 Total Liabilities                            209                      4,031
                                       ----------               ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                   $203,586                 $2,090,786
                                       ==========               ============

(e)  Formerly Oppenheimer Aggressive Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      OPPENHEIMER              OPPENHEIMER
                                 CAPITAL APPRECIATION       GLOBAL SECURITIES
                                         FUND                      FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                        --
   Class II                                     --                        --
   Class X                                      --                        --
   Class Y                                      --                        --
   Class 1                                      --                        --
   Class 2                                      --                        --
   Other                                   742,483                 3,050,876
                                     =============            ==============
  Cost:
   Class I                                      --                        --
   Class II                                     --                        --
   Class X                                      --                        --
   Class Y                                      --                        --
   Class 1                                      --                        --
   Class 2                                      --                        --
   Other                               $28,414,193              $101,207,015
                                     =============            ==============
  Market Value:
   Class I                                      --                        --
   Class II                                     --                        --
   Class X                                      --                        --
   Class Y                                      --                        --
   Class 1                                      --                        --
   Class 2                                      --                        --
   Other                               $30,508,623              $111,326,475
 Due from Hartford Life
  Insurance Company                         81,148                   541,092
 Receivable from fund shares
  sold                                          --                        --
 Other assets                                   --                        --
                                     -------------            --------------
 Total Assets                           30,589,771               111,867,567
                                     -------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                        --
 Payable for fund shares
  purchased                                 81,148                   541,092
 Other liabilities                             286                       853
                                     -------------            --------------
 Total Liabilities                          81,434                   541,945
                                     -------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $30,508,337              $111,325,622
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        OPPENHEIMER
                                    OPPENHEIMER         MAIN STREET
                                    MAIN STREET          SMALL CAP            PUTNAM
                                        FUND               FUND         DIVERSIFIED INCOME
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                  --                  --
   Class II                                   --                  --                  --
   Class X                                    --                  --                  --
   Class Y                                    --                  --                  --
   Class 1                                    --                  --                  --
   Class 2                                    --                  --                  --
   Other                                 300,764           2,683,615           2,271,372
                                    ============       =============       =============
  Cost:
   Class I                                    --                  --                  --
   Class II                                   --                  --                  --
   Class X                                    --                  --                  --
   Class Y                                    --                  --                  --
   Class 1                                    --                  --                  --
   Class 2                                    --                  --                  --
   Other                              $6,701,285         $46,906,334         $19,527,861
                                    ============       =============       =============
  Market Value:
   Class I                                    --                  --                  --
   Class II                                   --                  --                  --
   Class X                                    --                  --                  --
   Class Y                                    --                  --                  --
   Class 1                                    --                  --                  --
   Class 2                                    --                  --                  --
   Other                              $7,392,769         $50,935,013         $19,942,644
 Due from Hartford Life
  Insurance Company                        1,435             178,999             162,105
 Receivable from fund shares
  sold                                        --                  --                  --
 Other assets                                 --                  --                  --
                                    ------------       -------------       -------------
 Total Assets                          7,394,204          51,114,012          20,104,749
                                    ------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                  --                  --
 Payable for fund shares
  purchased                                1,435             178,999             162,106
 Other liabilities                           109               1,215                  12
                                    ------------       -------------       -------------
 Total Liabilities                         1,544             180,214             162,118
                                    ------------       -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $7,392,660         $50,933,798         $19,942,631
                                    ============       =============       =============


                                       PUTNAM
                                    GLOBAL ASSET               PUTNAM
                                     ALLOCATION          GROWTH AND INCOME
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --
   Class II                                   --                      --
   Class X                                    --                      --
   Class Y                                    --                      --
   Class 1                                    --                      --
   Class 2                                    --                      --
   Other                                 322,157                 132,583
                                    ============            ============
  Cost:
   Class I                                    --                      --
   Class II                                   --                      --
   Class X                                    --                      --
   Class Y                                    --                      --
   Class 1                                    --                      --
   Class 2                                    --                      --
   Other                              $4,885,542              $3,528,838
                                    ============            ============
  Market Value:
   Class I                                    --                      --
   Class II                                   --                      --
   Class X                                    --                      --
   Class Y                                    --                      --
   Class 1                                    --                      --
   Class 2                                    --                      --
   Other                              $5,328,478              $3,892,651
 Due from Hartford Life
  Insurance Company                      197,824                   3,387
 Receivable from fund shares
  sold                                        --                      --
 Other assets                              1,098                      --
                                    ------------            ------------
 Total Assets                          5,527,400               3,896,038
                                    ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                      --
 Payable for fund shares
  purchased                              197,824                   3,387
 Other liabilities                            --                      10
                                    ------------            ------------
 Total Liabilities                       197,824                   3,397
                                    ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $5,329,576              $3,892,641
                                    ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   PUTNAM
                                INTERNATIONAL          PUTNAM
                                   EQUITY            INVESTORS
                                 SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                 --
   Class II                                --                 --
   Class X                                 --                 --
   Class Y                                 --                 --
   Class 1                                 --                 --
   Class 2                                 --                 --
   Other                            2,799,042            321,487
                                =============       ============
  Cost:
   Class I                                 --                 --
   Class II                                --                 --
   Class X                                 --                 --
   Class Y                                 --                 --
   Class 1                                 --                 --
   Class 2                                 --                 --
   Other                          $47,415,507         $3,515,361
                                =============       ============
  Market Value:
   Class I                                 --                 --
   Class II                                --                 --
   Class X                                 --                 --
   Class Y                                 --                 --
   Class 1                                 --                 --
   Class 2                                 --                 --
   Other                          $57,772,222         $3,925,352
 Due from Hartford Life
  Insurance Company                   248,913            104,813
 Receivable from fund shares
  sold                                     --                 --
 Other assets                              --                 --
                                -------------       ------------
 Total Assets                      58,021,135          4,030,165
                                -------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                 --
 Payable for fund shares
  purchased                           248,913            104,813
 Other liabilities                      1,199                  7
                                -------------       ------------
 Total Liabilities                    250,112            104,820
                                -------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $57,771,023         $3,925,345
                                =============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        PUTNAM
                                                                                      THE GEORGE
                                       PUTNAM                  PUTNAM                   PUTNAM
                                     NEW VALUE             SMALL CAP VALUE          FUND OF BOSTON
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                       --                      --
   Class II                                   --                       --                      --
   Class X                                    --                       --                      --
   Class Y                                    --                       --                      --
   Class 1                                    --                       --                      --
   Class 2                                    --                       --                      --
   Other                                 474,506                1,966,355                 315,456
                                    ============            =============            ============
  Cost:
   Class I                                    --                       --                      --
   Class II                                   --                       --                      --
   Class X                                    --                       --                      --
   Class Y                                    --                       --                      --
   Class 1                                    --                       --                      --
   Class 2                                    --                       --                      --
   Other                              $7,985,528              $44,961,173              $3,668,948
                                    ============            =============            ============
  Market Value:
   Class I                                    --                       --                      --
   Class II                                   --                       --                      --
   Class X                                    --                       --                      --
   Class Y                                    --                       --                      --
   Class 1                                    --                       --                      --
   Class 2                                    --                       --                      --
   Other                              $8,702,437              $47,723,436              $3,911,655
 Due from Hartford Life
  Insurance Company                           --                  164,760                      --
 Receivable from fund shares
  sold                                       421                       --                     578
 Other assets                                 --                       --                      --
                                    ------------            -------------            ------------
 Total Assets                          8,702,858               47,888,196               3,912,233
                                    ------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          421                       --                     578
 Payable for fund shares
  purchased                                   --                  164,760                      --
 Other liabilities                            34                    1,330                      11
                                    ------------            -------------            ------------
 Total Liabilities                           455                  166,090                     589
                                    ------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $8,702,403              $47,722,106              $3,911,644
                                    ============            =============            ============


                                      PUTNAM                 PUTNAM
                                      VISTA                 VOYAGER
                                   SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                      --
   Class II                                 --                      --
   Class X                                  --                      --
   Class Y                                  --                      --
   Class 1                                  --                      --
   Class 2                                  --                      --
   Other                                54,243                  68,343
                                    ==========            ============
  Cost:
   Class I                                  --                      --
   Class II                                 --                      --
   Class X                                  --                      --
   Class Y                                  --                      --
   Class 1                                  --                      --
   Class 2                                  --                      --
   Other                              $749,431              $1,896,484
                                    ==========            ============
  Market Value:
   Class I                                  --                      --
   Class II                                 --                      --
   Class X                                  --                      --
   Class Y                                  --                      --
   Class 1                                  --                      --
   Class 2                                  --                      --
   Other                              $797,378              $2,055,056
 Due from Hartford Life
  Insurance Company                      1,800                   2,999
 Receivable from fund shares
  sold                                      --                      --
 Other assets                               --                      --
                                    ----------            ------------
 Total Assets                          799,178               2,058,055
                                    ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                      --
 Payable for fund shares
  purchased                              1,800                   2,999
 Other liabilities                           7                      13
                                    ----------            ------------
 Total Liabilities                       1,807                   3,012
                                    ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $797,371              $2,055,043
                                    ==========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          PIONEER OAK
                                      PIONEER           RIDGE LARGE CAP
                                        FUND                 GROWTH
                                   VCT PORTFOLIO         VCT PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                    --
   Class II                              23,584                43,507
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                                     --                    --
                                     ==========            ==========
  Cost:
   Class I                                   --                    --
   Class II                            $501,185              $513,879
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                                     --                    --
                                     ==========            ==========
  Market Value:
   Class I                                   --                    --
   Class II                            $583,242              $527,736
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                                     --                    --
 Due from Hartford Life
  Insurance Company                          --                    22
 Receivable from fund shares
  sold                                       92                    --
 Other assets                                 1                    35
                                     ----------            ----------
 Total Assets                           583,335               527,793
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          92                    --
 Payable for fund shares
  purchased                                  --                    22
 Other liabilities                           --                    36
                                     ----------            ----------
 Total Liabilities                           92                    58
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $583,243              $527,735
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PIONEER VALUE                               GROWTH AND
                                   VCT PORTFOLIO            ENTERPRISE           INCOME
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                  42,535             101,821
   Class II                              13,391                  55,972           1,277,851
   Class X                                   --                      --                  --
   Class Y                                   --                      --                  --
   Class 1                                   --                      --                  --
   Class 2                                   --                      --                  --
   Other                                     --                      --                  --
                                     ==========            ============       =============
  Cost:
   Class I                                   --                $924,884          $1,620,970
   Class II                            $182,250                 908,641          24,802,320
   Class X                                   --                      --                  --
   Class Y                                   --                      --                  --
   Class 1                                   --                      --                  --
   Class 2                                   --                      --                  --
   Other                                     --                      --                  --
                                     ==========            ============       =============
  Market Value:
   Class I                                   --                $662,266          $2,240,054
   Class II                            $201,930                 870,927          28,061,610
   Class X                                   --                      --                  --
   Class Y                                   --                      --                  --
   Class 1                                   --                      --                  --
   Class 2                                   --                      --                  --
   Other                                     --                      --                  --
 Due from Hartford Life
  Insurance Company                          --                      --              62,934
 Receivable from fund shares
  sold                                       34                     201                  --
 Other assets                                --                      --                  --
                                     ----------            ------------       -------------
 Total Assets                           201,964               1,533,394          30,364,598
                                     ----------            ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          34                     201                  --
 Payable for fund shares
  purchased                                  --                      --              62,934
 Other liabilities                            2                      --                 252
                                     ----------            ------------       -------------
 Total Liabilities                           36                     201              63,186
                                     ----------            ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $201,928              $1,533,193         $30,301,412
                                     ==========            ============       =============


                                  COMSTOCK       STRATEGIC GROWTH
                                 SUB-ACCOUNT     SUB-ACCOUNT (F)
------------------------------  -----------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --               --
   Class II                         4,427,653            9,109
   Class X                                 --               --
   Class Y                                 --               --
   Class 1                                 --               --
   Class 2                                 --               --
   Other                                   --               --
                                =============       ==========
  Cost:
   Class I                                 --               --
   Class II                       $59,131,746         $224,916
   Class X                                 --               --
   Class Y                                 --               --
   Class 1                                 --               --
   Class 2                                 --               --
   Other                                   --               --
                                =============       ==========
  Market Value:
   Class I                                 --               --
   Class II                        65,086,492          259,980
   Class X                                 --               --
   Class Y                                 --               --
   Class 1                                 --               --
   Class 2                                 --               --
   Other                                   --               --
 Due from Hartford Life
  Insurance Company                   179,839               --
 Receivable from fund shares
  sold                                     --               43
 Other assets                              --               --
                                -------------       ----------
 Total Assets                      65,266,331          260,023
                                -------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --               43
 Payable for fund shares
  purchased                           179,839               --
 Other liabilities                        524                4
                                -------------       ----------
 Total Liabilities                    180,363               47
                                -------------       ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $65,085,968         $259,976
                                =============       ==========

(f)  Formerly Emerging Growth. Change effective August 15, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                     AGGRESSIVE            GOVERNMENT
                                  GROWTH PORTFOLIO         PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                    --
   Class II                              42,162                54,571
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                                     --                    --
                                     ==========            ==========
  Cost:
   Class I                                   --                    --
   Class II                            $207,195              $510,807
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                                     --                    --
                                     ==========            ==========
  Market Value:
   Class I                                   --                    --
   Class II                            $220,930              $507,510
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                                     --                    --
 Due from Hartford Life
  Insurance Company                          --                    --
 Receivable from fund shares
  sold                                       37                   944
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           220,967               508,454
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          37                   944
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                           37                   944
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $220,930              $507,510
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          WELLS FARGO         STI CLASSIC VT
                                  ADVANTAGE VT         ADVANTAGE VT           LARGE CAP
                                  LARGE COMPANY          SMALL CAP          RELATIVE VALUE
                                   GROWTH FUND          GROWTH FUND              FUND
                                 SUB-ACCOUNT (G)      SUB-ACCOUNT (H)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                   --                    --
   Class II                                --                   --                    --
   Class X                                 --                   --                    --
   Class Y                                 --                   --                    --
   Class 1                                 --                   --                    --
   Class 2                                 --                   --                    --
   Other                                2,109                1,397                 9,243
                                    =========            =========            ==========
  Cost:
   Class I                                 --                   --                    --
   Class II                                --                   --                    --
   Class X                                 --                   --                    --
   Class Y                                 --                   --                    --
   Class 1                                 --                   --                    --
   Class 2                                 --                   --                    --
   Other                              $19,692              $12,647              $115,148
                                    =========            =========            ==========
  Market Value:
   Class I                                 --                   --                    --
   Class II                                --                   --                    --
   Class X                                 --                   --                    --
   Class Y                                 --                   --                    --
   Class 1                                 --                   --                    --
   Class 2                                 --                   --                    --
   Other                              $20,225              $13,914              $121,823
 Due from Hartford Life
  Insurance Company                        --                   --                    --
 Receivable from fund shares
  sold                                     --                   --                    19
 Other assets                              --                   --                    --
                                    ---------            ---------            ----------
 Total Assets                          20,225               13,914               121,842
                                    ---------            ---------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         4                   17                    19
 Payable for fund shares
  purchased                                --                   --                    --
 Other liabilities                         --                    3                    --
                                    ---------            ---------            ----------
 Total Liabilities                          4                   20                    19
                                    ---------            ---------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $20,221              $13,894              $121,823
                                    =========            =========            ==========


                                 STI CLASSIC VT         STI CLASSIC VT
                                 MID-CAP EQUITY        LARGE CAP VALUE
                                      FUND               EQUITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                      --
   Class II                                --                      --
   Class X                                 --                      --
   Class Y                                 --                      --
   Class 1                                 --                      --
   Class 2                                 --                      --
   Other                                5,063                  86,574
                                    =========            ============
  Cost:
   Class I                                 --                      --
   Class II                                --                      --
   Class X                                 --                      --
   Class Y                                 --                      --
   Class 1                                 --                      --
   Class 2                                 --                      --
   Other                              $68,340              $1,319,277
                                    =========            ============
  Market Value:
   Class I                                 --                      --
   Class II                                --                      --
   Class X                                 --                      --
   Class Y                                 --                      --
   Class 1                                 --                      --
   Class 2                                 --                      --
   Other                              $69,618              $1,528,037
 Due from Hartford Life
  Insurance Company                        --                   2,745
 Receivable from fund shares
  sold                                     11                      --
 Other assets                               1                      --
                                    ---------            ------------
 Total Assets                          69,630               1,530,782
                                    ---------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        11                      --
 Payable for fund shares
  purchased                                --                   2,745
 Other liabilities                         --                      33
                                    ---------            ------------
 Total Liabilities                         11                   2,778
                                    ---------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $69,619              $1,528,004
                                    =========            ============

(g) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

(h) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNITS        MINIMUM            MAXIMUM
                                            OWNED BY         UNIT               UNIT         CONTRACT
                                          PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
--------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD (BY SUB-ACCOUNT):
AllianceBernstein VP Balanced Wealth
 Strategy Portfolio -- Class B                1,795,067    $11.735880  to     $12.097214     $21,401,608
AllianceBernstein VP Global Research
 Growth Portfolio -- Class B                    106,993     13.327881  to      13.699024       1,444,925
AllianceBernstein VP International Value
 Portfolio -- Class B                         6,912,376     14.464028  to      14.909092     101,518,926
AllianceBernstein VP Small/Mid Cap Value
 Portfolio -- Class B                           876,844     11.679520  to      12.039175      10,401,588
AllianceBernstein VP Value Portfolio --
 Class B                                      3,648,523     12.069459  to      12.452476      44,746,503
American Funds Global Growth Fund --
 Class 2                                        331,953      1.666306  to      15.880469       3,984,981
American Funds Growth Fund -- Class 2         3,354,428      1.394084  to      14.449124      33,945,311
American Funds Growth-Income Fund --
 Class 2                                      1,959,262      1.335895  to      14.243630      26,376,899
American Funds International Fund --
 Class 2                                      1,475,718      1.786074  to      16.442063      15,185,627
American Funds Global Small
 Capitalization Fund -- Class 2                 369,016      2.063188  to      21.237999       5,011,419
BB&T Mid Cap Growth VIF                       1,306,115      1.457705  to       1.692220       2,089,242
BB&T Capital Manager Equity VIF               1,052,139      1.146388  to       1.644496       1,359,111
BB&T Large Cap VIF                              756,262      1.734298  to       1.841882       1,365,987
BB&T Large Cap Growth VIF                     1,548,502      0.972778  to       1.327440       1,642,958
BB&T Special Opportunities Equity VIF         5,085,147      1.524647  to       1.567011       7,906,888
BB&T Total Return Bond VIF                    1,836,761      1.035633  to       1.048296       1,915,706
Evergreen VA Balanced Fund -- Class I           277,095      0.995492  to       1.055993         282,801
Evergreen VA Growth Fund -- Class I           3,934,486      0.995597  to       1.444366       4,321,773
Evergreen VA International Equity Fund
 -- Class I                                     546,879      1.191647  to       2.015588         724,465
Evergreen VA Omega Fund -- Class I               62,856      0.636425  to       0.850503          41,578
Evergreen VA Special Values Fund --
 Class I                                      5,353,139      1.599698  to       2.153172       9,707,726
Evergreen VA Fundamental Large Cap Fund
 -- Class I                                     145,804      1.257064  to       1.371376         192,583
Fidelity(R) VIP Equity-Income -- Class
 SRV2                                         4,148,960     12.058974  to      12.441638      50,840,635
Fidelity(R) VIP Growth -- Class SRV2          1,345,198     10.982519  to      11.237773      15,018,314
Fidelity(R) VIP Contrafund(R) -- Class
 SRV2                                        17,738,806     12.221659  to      12.609462     220,559,173
Fidelity(R) VIP Mid Cap -- Class SRV2         5,371,299     12.181858  to      12.556903      66,412,430
Fidelity(R) VIP Value Strategies --
 Class SRV2                                     268,308     11.701169  to      12.017161       3,190,312
Franklin Small-Mid Cap Growth Securities
 Fund -- Class 2                                648,103      1.186237  to      13.557262       4,324,286
Franklin Strategic Income Securities
 Fund -- Class 1                                802,054      1.425577  to      15.566184      11,276,298
Mutual Shares Securities Fund -- Class
 2                                            1,016,152      1.496340  to      17.516094      15,027,726
Templeton Developing Markets Securities
 Fund -- Class 1                                209,456      2.681166  to      23.562672       3,213,898
Templeton Growth Securities Fund --
 Class 2                                        295,489      1.507218  to      15.976700       4,300,062
Fifth Third Balanced VIP Fund                    70,748      1.287723  to       1.333249          93,362
Fifth Third Disciplined Value VIP Fund        2,432,144      1.830811  to       1.895509       4,551,018
Fifth Third Mid Cap VIP Fund                    227,886      1.727538  to       1.788642         397,733
Fifth Third Quality Growth VIP Fund              59,138      0.752057  to       0.782635          45,428
Hartford Advisers HLS Fund -- Class IA       14,474,062      1.165942  to       5.178204      20,980,626
Hartford Total Return Bond HLS Fund --
 Class IA                                   148,247,310      1.402093  to      13.445086     241,256,078
Hartford Dividend and Growth HLS Fund --
 Class IA                                    97,733,968      1.507834  to       3.909317     170,634,076
Hartford Focus HLS Fund -- Class IA             620,332      1.111231  to       1.172110         714,581
Hartford Global Advisers HLS Fund --
 Class IA                                     2,150,431      1.268796  to       2.033530       2,914,364
Hartford Global Leaders HLS Fund --
 Class IA                                     2,825,050      1.391475  to      11.575757       5,104,907
Hartford Disciplined Equity HLS Fund --
 Class IA                                   149,835,508      1.155024  to      11.870122     190,291,362
Hartford Growth HLS Fund -- Class IA          6,428,381      1.281369  to       1.359730       8,462,647
Hartford Growth Opportunities HLS Fund
 -- Class IA                                 16,913,790      1.539407  to      16.063468      27,395,692
Hartford High Yield HLS Fund -- Class
 IA                                          10,100,326      1.343949  to      11.835874      13,977,420

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              UNITS        MINIMUM            MAXIMUM
                                            OWNED BY         UNIT               UNIT         CONTRACT
                                          PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
--------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund -- Class IA           4,532,433     $1.101548  to      $5.332530      $6,160,347
Hartford International Capital
 Appreciation HLS Fund -- Class IA           11,831,344      1.576637  to       1.683127      19,148,347
Hartford International Small Company HLS
 Fund -- Class IA                             3,382,083      2.192075  to       2.340119       7,616,512
Hartford International Opportunities HLS
 Fund -- Class IA                            33,041,381      1.363263  to       2.574550      49,774,795
Hartford Money Market HLS Fund -- Class
 IA                                          26,911,279      1.014418  to       1.970933      33,311,335
Hartford Mortgage Securities HLS Fund --
 Class IA                                     4,484,093      1.302625  to       2.971599       6,351,395
Hartford Small Company HLS Fund -- Class
 IA                                             714,850      1.387226  to       2.574772       1,299,641
Hartford SmallCap Growth HLS Fund --
 Class IA                                    12,997,071      1.368314  to      14.059456      18,741,234
Hartford Stock HLS Fund -- Class IA          13,254,168      1.065889  to       6.727823      17,333,740
Hartford U.S. Government Securities HLS
 Fund -- Class IA                            82,752,025      1.077424  to       1.143295      91,624,912
Hartford Value HLS Fund -- Class IA           3,980,449      1.299885  to       1.371064       5,327,300
Hartford Value Opportunities HLS Fund --
 Class IA                                     6,680,468      1.581718  to      18.243700      10,917,382
Hartford Equity Income HLS Fund -- Class
 IA                                           3,905,591      1.389511  to       1.452696       5,551,957
Huntington VA Income Equity Fund              1,439,983      1.329602  to       1.487213       2,050,334
Huntington VA Dividend Capture Fund           2,167,362      1.546595  to      15.787791       4,240,152
Huntington VA Growth Fund                       782,701      0.875839  to      12.546009         883,053
Huntington VA Mid Corp America Fund           1,301,282      1.609145  to      17.200706       2,318,452
Huntington VA New Economy Fund                1,444,463      1.663210  to      18.063460       2,632,892
Huntington VA Rotating Markets Fund             206,259      1.463174  to      17.455981         369,369
Huntington VA International Equity Fund         105,516     14.259822  to      14.476142       1,521,324
Huntington VA Macro 100 Fund                  1,447,017      1.134249  to       1.161549       1,667,260
Huntington VA Mortgage Securities Fund           66,588     10.331301  to      10.488149         695,297
Huntington VA Situs Small Cap Fund            3,019,123      1.323739  to       1.355598       4,053,040
Lord Abbett All Value Portfolio -- Class
 VC                                             548,146     11.715068  to      12.075767       6,528,841
Lord Abbett America's Value Portfolio --
 Class VC                                       371,132     11.343054  to      11.692294       4,271,802
Lord Abbett Bond-Debenture Portfolio --
 Class VC                                     1,433,743     10.535676  to      10.870047      15,349,840
Lord Abbett Growth and Income Portfolio
 -- Class VC                                  6,771,670     11.587688  to      11.955476      79,849,131
Lord Abbett Large-Cap Core Portfolio --
 Class VC                                       205,465     11.650909  to      11.925730       2,420,547
MFS Capital Opportunities Series --
 Class INIT                                     126,113      1.108918  to       9.519116         680,742
MFS Emerging Growth Series -- Class
 INIT                                           119,384      5.408651  to       8.582192         688,427
MFS Investors Growth Stock Series --
 Class INIT                                      58,769      6.298182  to       8.484512         425,490
MFS Investors Trust Series -- Class
 INIT                                           262,837      1.222627  to       9.881592       1,250,498
MFS Total Return Series -- Class INIT         1,087,513      1.292758  to      14.451327      14,695,849
Equity and Income -- Class II                    12,786     14.530066  to      14.957667         187,570
Core Plus Fixed Income -- Class I             1,105,910      1.191205  to      14.041834      12,753,216
Emerging Markets Debt -- Class I                 55,800     17.617660  to      22.308553       1,116,638
Emerging Markets Equity -- Class I               74,802      2.581713  to      22.911995       1,347,809
Emerging Markets Equity -- Class II             794,214     16.032361  to      16.525505      12,918,196
High Yield -- Class I                           207,243      1.355279  to      11.450139       2,034,139
Mid Cap Growth -- Class II                      476,426     12.416818  to      12.799102       6,011,225
U.S. Mid Cap Value -- Class I                   352,601      1.473251  to      20.011935       6,013,432
U.S. Mid Cap Value -- Class II                  506,081     12.763181  to      13.156067       6,560,778
Focus Growth -- Class X                         765,172      1.100382  to      28.412686      11,868,330
Focus Growth -- Class Y                         407,363      6.783478  to       7.083748       2,863,459
Balanced Growth -- Class X                      896,303      1.322920  to      25.525698       8,221,965
Balanced Growth -- Class Y                      138,279     13.776356  to      14.342822       1,972,781
Capital Opportunities -- Class X                225,719      1.280881  to      12.161643       2,538,810
Capital Opportunities -- Class Y                498,903      4.405475  to       4.634341       2,293,612

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNITS        MINIMUM            MAXIMUM
                                            OWNED BY         UNIT               UNIT         CONTRACT
                                          PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
--------------------------------------------------------------------------------------------------------
Developing Growth -- Class X                    153,592     $1.600730  to     $33.540696      $4,046,948
Developing Growth -- Class Y                     91,842      9.042643  to       9.512393         861,311
Flexible Income -- Class X                      280,950      1.363163  to      14.491175      $2,881,756
Flexible Income -- Class Y                      170,785     11.173114  to      11.753511       1,970,831
Dividend Growth -- Class X                    1,007,335      1.191924  to      29.662158      22,440,391
Dividend Growth -- Class Y                      225,466     12.208537  to      12.748835       2,856,766
Global Equity -- Class X                        415,027      1.475550  to      22.566843       7,368,294
Global Equity -- Class Y                         81,893     10.431601  to      10.973461         888,724
Growth -- Class X                               365,058      1.143977  to      20.422848       2,635,568
Growth -- Class Y                               129,674      6.926968  to       7.286850         924,924
Money Market -- Class X                         299,696     11.319290  to      13.370650       4,004,956
Money Market -- Class Y                         285,635     10.017061  to      10.537460       2,976,623
Utilities -- Class X                            334,476      1.602471  to      32.024084       4,788,183
Utilities -- Class Y                            133,184      9.979562  to      10.336241       1,369,935
Equally-Weighted S&P 500 -- Class X             724,732      1.501713  to      36.673529      14,783,977
Equally-Weighted S&P 500 -- Class Y             633,820     15.474905  to      16.278670      10,140,366
Small Company Growth -- Class II                 46,237     13.361686  to      13.772179         626,305
Global Franchise -- Class II                     63,965     17.253444  to      17.945559       1,133,374
MTB Large Cap Growth Fund II                    639,334      1.083082  to       1.107052         700,714
MTB Large Cap Value Fund II                   1,428,415      1.301319  to       1.330094       1,881,487
MTB Managed Allocation Fund -- Moderate
 Growth II                                    2,112,620      1.123383  to       1.148226       2,407,940
MTB Managed Allocation Fund --
 Aggressive Growth II                            33,593     11.862441  to      12.013898         401,638
MTB Managed Allocation Fund --
 Conservative Growth II                          18,987     10.692953  to      10.778088         203,586
Oppenheimer Midcap Fund VA -- Class SRV         187,232     11.004514  to      11.260326       2,090,786
Oppenheimer Capital Appreciation Fund --
 Class SRV                                    2,732,810     10.985837  to      11.334601      30,508,337
Oppenheimer Global Securities Fund --
 Class SRV                                    8,402,361     13.026465  to      13.427502     111,273,327
Oppenheimer Main Street Fund -- Class
 SRV                                            629,815     11.585138  to      11.941867       7,392,660
Oppenheimer Main Street Small Cap Fund
 -- Class SRV                                 4,141,937     12.101367  to      12.485517      50,933,798
Putnam Diversified Income -- Class IB         1,209,612     13.549381  to      18.253223      19,936,686
Putnam Global Asset Allocation -- Class
 IB                                             344,462     11.003806  to      37.652345       5,329,576
Putnam Growth and Income -- Class IB            146,258     12.130723  to      59.390313       3,892,641
Putnam International Equity -- Class IB       3,479,440     10.327876  to      24.793041      57,771,023
Putnam Investors -- Class IB                    433,504      7.509182  to      11.233877       3,925,345
Putnam New Value -- Class IB                    421,006     15.897471  to      22.290074       8,702,403
Putnam Small Cap Value -- Class IB            1,868,024     22.593352  to      27.061733      47,722,106
Putnam The George Putnam Fund of Boston
 -- Class IB                                    285,972     12.487367  to      14.235201       3,911,644
Putnam Vista -- Class IB                         93,241      5.612407  to      16.505957         797,371
Putnam Voyager -- Class IB                      127,291      5.358460  to      54.988920       2,055,043
Pioneer Fund VCT Portfolio -- Class II          501,579      1.160156  to       1.174047         583,243
Pioneer Oak Ridge Large Cap Growth
 Portfolio -- Class II                          504,389      1.040018  to       1.056411         527,735
Pioneer Value VCT Portfolio -- Class II         179,358      1.124618  to       1.138074         201,928
Enterprise -- Class I                            75,831      8.727171  to       8.964124         662,265
Enterprise -- Class II                          145,250      5.776113  to       6.076283         870,928
Growth and Income -- Class I                    278,581      1.440032  to      16.541422       2,232,496
Growth and Income -- Class II                 1,663,127     16.260056  to      17.104494      28,061,362
Comstock -- Class II                          3,860,316     16.327017  to      17.045194      65,085,968
Strategic Growth -- Class II                     19,842     12.838045  to      13.353671         259,976
Aggressive Growth Portfolio -- Class II          18,386     11.826680  to      12.190083         220,930

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              UNITS        MINIMUM            MAXIMUM
                                            OWNED BY         UNIT               UNIT         CONTRACT
                                          PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
--------------------------------------------------------------------------------------------------------
Government Portfolio -- Class II                 49,728    $10.105234  to     $10.410536        $507,510
Wells Fargo Advantage VT Large Company
 Growth Fund                                     19,115      1.033116  to       1.069239          20,221
Wells Fargo Advantage VT Small Cap
 Growth Fund                                      9,984      1.359239  to       1.406759          13,894
STI Classic VT Large Cap Relative Value
 Fund                                            68,568      1.758858  to       1.816743         121,823
STI Classic VT Mid-Cap Equity Fund               38,846      1.774985  to       1.811680          69,619
STI Classic VT Large Cap Value Equity
 Fund                                           831,260      1.779371  to      17.929963       1,528,004
ANNUITY CONTRACTS IN THE ANNUITY PERIOD
 (BY SUB-ACCOUNT):
AllianceBernstein VP Balanced Wealth
 Strategy Portfolio -- Class B                      518     12.008612  to      12.008612           6,220
American Funds Global Small
 Capitalization Fund -- Class 2                   1,235     21.237999  to      21.237999          26,234
Fidelity(R) VIP Contrafund(R) -- Class
 SRV2                                             3,896     12.517133  to      12.517133          48,761
Hartford Total Return Bond HLS Fund --
 Class IA                                        48,106      1.511505  to       1.511505          72,712
Hartford Dividend and Growth HLS Fund --
 Class IA                                         3,910      1.633404  to       1.633404           6,387
Hartford High Yield HLS Fund -- Class
 IA                                              40,176      1.368169  to       1.368169          54,968
Hartford Money Market HLS Fund -- Class
 IA                                               5,090      1.142958  to       1.142958           5,818
Hartford Equity Income HLS Fund -- Class
 IA                                              21,135      1.438253  to       1.438253          30,398
Lord Abbett Growth and Income Portfolio
 -- Class VC                                      5,026     11.867894  to      11.867894          59,651
Lord Abbett Large-Cap Core Portfolio --
 Class VC                                           515     11.846552  to      11.846552           6,105
Emerging Markets Equity -- Class I                3,553     22.911995  to      22.911995          81,395
Focus Growth -- Class X                           2,163     28.412686  to      28.412686          61,443
Balanced Growth -- Class X                        4,848     25.525698  to      25.525698         123,754
Capital Opportunities -- Class X                  1,909     12.161643  to      12.161643          23,219
Developing Growth -- Class X                        696     33.540696  to      33.540696          23,331
Dividend Growth -- Class X                        1,659     29.662158  to      29.662158          49,205
Global Equity -- Class X                          3,592     22.566843  to      22.566843          81,050
Equally-Weighted S&P 500 -- Class X               2,494     36.673529  to      36.673529          91,474
Oppenheimer Global Securities Fund --
 Class SRV                                        3,923     13.329153  to      13.329153          52,295
Putnam Diversified Income -- Class IB               330     18.026252  to      18.026252           5,945
Growth and Income -- Class I                        464     16.266401  to      16.266401           7,554

#  Rounded unit values

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN
                                   VP BALANCED WEALTH       VP GLOBAL RESEARCH
                                   STRATEGY PORTFOLIO        GROWTH PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $78,692                    $ --
                                      ------------              ----------
EXPENSE:
 Mortality and expense risk
  charges                                 (175,387)                (11,752)
                                      ------------              ----------
  Net investment income (loss)             (96,695)                (11,752)
                                      ------------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      4,552                   1,171
 Net realized gain on
  distributions                                 --                  12,519
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,825,410                  98,360
                                      ------------              ----------
  Net gain (loss) on
   investments                           1,829,962                 112,050
                                      ------------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,733,267                $100,298
                                      ============              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN
                                   VP INTERNATIONAL         VP SMALL/MID CAP       ALLIANCEBERNSTEIN
                                   VALUE PORTFOLIO          VALUE PORTFOLIO        VP VALUE PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $740,749                $14,806                 $288,447
                                    --------------             ----------             ------------
EXPENSE:
 Mortality and expense risk
  charges                                 (865,147)               (90,853)                (432,017)
                                    --------------             ----------             ------------
  Net investment income
   (loss)                                 (124,398)               (76,047)                (143,570)
                                    --------------             ----------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     60,353                   (853)                  13,879
 Net realized gain on
  distributions                          1,052,921                437,123                  821,637
 Net unrealized appreciation
  (depreciation) of
  investments during the year           16,910,575                446,207                5,076,059
                                    --------------             ----------             ------------
  Net gain (loss) on
   investments                          18,023,849                882,477                5,911,575
                                    --------------             ----------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $17,899,451               $806,430               $5,768,005
                                    ==============             ==========             ============

                                  AMERICAN FUNDS                                 AMERICAN FUNDS
                                      GLOBAL             AMERICAN FUNDS              GROWTH
                                   GROWTH FUND            GROWTH FUND             INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $30,120                $260,427                $388,232
                                    ----------            ------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                              (55,141)               (531,281)               (407,158)
                                    ----------            ------------            ------------
  Net investment income
   (loss)                              (25,021)               (270,854)                (18,926)
                                    ----------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 58,326                 477,616                 401,818
 Net realized gain on
  distributions                             --                 205,165                 592,963
 Net unrealized appreciation
  (depreciation) of
  investments during the year          568,963               2,268,855               2,191,355
                                    ----------            ------------            ------------
  Net gain (loss) on
   investments                         627,289               2,951,636               3,186,136
                                    ----------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $602,268              $2,680,782              $3,167,210
                                    ==========            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                      AMERICAN FUNDS           GLOBAL SMALL
                                    INTERNATIONAL FUND     CAPITALIZATION FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $231,416                $20,621
                                       ------------             ----------
EXPENSE:
 Mortality and expense risk
  charges                                  (210,056)               (71,032)
                                       ------------             ----------
  Net investment income (loss)               21,360                (50,411)
                                       ------------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     122,946                 19,881
 Net realized gain on
  distributions                             126,237                230,457
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         1,920,938                653,937
                                       ------------             ----------
  Net gain (loss) on investments          2,170,121                904,275
                                       ------------             ----------
  Net increase (decrease) in net
   assets resulting from
   operations                            $2,191,481               $853,864
                                       ============             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         BB&T CAPITAL
                                   BB&T MID CAP            MANAGER              BB&T LARGE
                                    GROWTH VIF            EQUITY VIF             CAP VIF
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,661               $10,996               $12,018
                                    ----------            ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (18,799)              (10,752)              (11,601)
                                    ----------            ----------            ----------
  Net investment income
   (loss)                              (15,138)                  244                   417
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,129                 1,964                 9,712
 Net realized gain on
  distributions                        109,721                33,714                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (97,687)               96,057               166,757
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                          13,163               131,735               176,469
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,975)             $131,979              $176,886
                                    ==========            ==========            ==========

                                                         BB&T SPECIAL           BB&T TOTAL
                                 BB&T LARGE CAP         OPPORTUNITIES             RETURN
                                   GROWTH VIF             EQUITY VIF             BOND VIF
                                 SUB-ACCOUNT (B)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,133                  $3,160              $66,598
                                    ---------            ------------            ---------
EXPENSE:
 Mortality and expense risk
  charges                             (12,454)                (69,614)             (17,844)
                                    ---------            ------------            ---------
  Net investment income
   (loss)                              (7,321)                (66,454)              48,754
                                    ---------            ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   466                   2,491                1,466
 Net realized gain on
  distributions                         3,234                 279,981                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          47,775                 970,157               (5,727)
                                    ---------            ------------            ---------
  Net gain (loss) on
   investments                         51,475               1,252,629               (4,261)
                                    ---------            ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $44,154              $1,186,175              $44,493
                                    =========            ============            =========

(a)  Formerly BB&T Large Cap Value VIF. Change effective March 13, 2006.

(b) Formerly BB&T Large Company Growth VIF. Change effective March 13, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   EVERGREEN VA          EVERGREEN VA
                                   BALANCED FUND         GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,414                  $ --
                                     ---------            ----------
EXPENSE:
 Mortality and expense risk
  charges                               (3,133)              (43,193)
                                     ---------            ----------
  Net investment income (loss)           2,281               (43,193)
                                     ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    267                 2,694
 Net realized gain on
  distributions                             --                93,439
 Net unrealized appreciation
  (depreciation) of
  investments during the year           15,013               182,042
                                     ---------            ----------
  Net gain (loss) on
   investments                          15,280               278,175
                                     ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $17,561              $234,982
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  EVERGREEN VA                              EVERGREEN VA
                                  INTERNATIONAL       EVERGREEN VA            SPECIAL
                                   EQUITY FUND         OMEGA FUND           VALUES FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $22,418               $ --                 $67,499
                                    ---------            -------            ------------
EXPENSE:
 Mortality and expense risk
  charges                              (7,909)              (436)                (98,858)
                                    ---------            -------            ------------
  Net investment income
   (loss)                              14,509               (436)                (31,359)
                                    ---------            -------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (6,343)                73                   4,487
 Net realized gain on
  distributions                        32,488                 --                 968,770
 Net unrealized appreciation
  (depreciation) of
  investments during the year          47,195              2,008                 180,205
                                    ---------            -------            ------------
  Net gain (loss) on
   investments                         73,340              2,081               1,153,462
                                    ---------            -------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $87,849             $1,645              $1,122,103
                                    =========            =======            ============

                                  EVERGREEN VA
                                   FUNDAMENTAL         FIDELITY(R) VIP         FIDELITY(R) VIP
                                 LARGE CAP FUND         EQUITY-INCOME              GROWTH
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,229              $1,029,292                 $7,980
                                    ---------            ------------            -----------
EXPENSE:
 Mortality and expense risk
  charges                              (1,964)               (486,587)              (120,673)
                                    ---------            ------------            -----------
  Net investment income
   (loss)                                 265                 542,705               (112,693)
                                    ---------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   215                  12,412                  1,690
 Net realized gain on
  distributions                         2,798               4,501,672                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,114               1,131,990                671,802
                                    ---------            ------------            -----------
  Net gain (loss) on
   investments                         13,127               5,646,074                673,492
                                    ---------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $13,392              $6,188,779               $560,799
                                    =========            ============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                FIDELITY(R) VIP          FIDELITY(R) VIP
                                 CONTRAFUND(R)               MID CAP
                                  SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $1,556,122                  $43,973
                                 -------------             ------------
EXPENSE:
 Mortality and expense risk
  charges                           (1,777,737)                (622,556)
                                 -------------             ------------
  Net investment income (loss)        (221,615)                (578,583)
                                 -------------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  5,264                    3,434
 Net realized gain on
  distributions                     16,223,244                2,932,015
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (2,306,499)               1,364,134
                                 -------------             ------------
  Net gain (loss) on
   investments                      13,922,009                4,299,583
                                 -------------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $13,700,394               $3,721,000
                                 =============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           FRANKLIN              FRANKLIN
                                 FIDELITY(R) VIP        SMALL-MID CAP            STRATEGIC
                                      VALUE           GROWTH SECURITIES      INCOME SECURITIES
                                    STRATEGIES               FUND                  FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,409                  $ --               $299,064
                                    ----------            ----------            -----------
EXPENSE:
 Mortality and expense risk
  charges                              (28,749)              (67,890)              (106,752)
                                    ----------            ----------            -----------
  Net investment income
   (loss)                              (24,340)              (67,890)               192,312
                                    ----------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,334                58,856                  5,114
 Net realized gain on
  distributions                        210,944                    --                 39,199
 Net unrealized appreciation
  (depreciation) of
  investments during the year          117,714               293,746                229,435
                                    ----------            ----------            -----------
  Net gain (loss) on
   investments                         331,992               352,602                273,748
                                    ----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $307,652              $284,712               $466,060
                                    ==========            ==========            ===========

                                                             TEMPLETON              TEMPLETON
                                   MUTUAL SHARES             DEVELOPING               GROWTH
                                     SECURITIES          MARKETS SECURITIES         SECURITIES
                                        FUND                    FUND                   FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $178,125                $33,596                $51,520
                                    ------------             ----------             ----------
EXPENSE:
 Mortality and expense risk
  charges                               (221,390)               (45,445)               (64,378)
                                    ------------             ----------             ----------
  Net investment income
   (loss)                                (43,265)               (11,849)               (12,858)
                                    ------------             ----------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  319,740                 40,519                 81,016
 Net realized gain on
  distributions                          453,639                     --                143,532
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,417,467                634,509                514,465
                                    ------------             ----------             ----------
  Net gain (loss) on
   investments                         2,190,846                675,028                739,013
                                    ------------             ----------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,147,581               $663,179               $726,155
                                    ============             ==========             ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   FIFTH THIRD         FIFTH THIRD
                                    BALANCED        DISCIPLINED VALUE
                                    VIP FUND             VIP FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $2,086               $66,138
                                     -------            ----------
EXPENSE:
 Mortality and expense risk
  charges                               (910)              (32,035)
                                     -------            ----------
  Net investment income (loss)         1,176                34,103
                                     -------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   56                   583
 Net realized gain on
  distributions                          816                53,457
 Net unrealized appreciation
  (depreciation) of
  investments during the year          5,129               394,109
                                     -------            ----------
  Net gain (loss) on
   investments                         6,001               448,149
                                     -------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $7,177              $482,252
                                     =======            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIFTH THIRD          FIFTH THIRD          FIRST HORIZON
                                     MID CAP          QUALITY GROWTH      CAPITAL APPRECIATION
                                    VIP FUND             VIP FUND              PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $29                $344                  $ --
                                    ---------             -------                ------
EXPENSE:
 Mortality and expense risk
  charges                              (2,382)               (585)                   (4)
                                    ---------             -------                ------
  Net investment income
   (loss)                              (2,353)               (241)                   (4)
                                    ---------             -------                ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   439                 305                  (584)
 Net realized gain on
  distributions                            --                  --                   674
 Net unrealized appreciation
  (depreciation) of
  investments during the year          19,638               1,554                    49
                                    ---------             -------                ------
  Net gain (loss) on
   investments                         20,077               1,859                   139
                                    ---------             -------                ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $17,724              $1,618                  $135
                                    =========             =======                ======

                                 FIRST HORIZON            HARTFORD                HARTFORD
                                  CORE EQUITY             ADVISERS            TOTAL RETURN BOND
                                   PORTFOLIO              HLS FUND                HLS FUND
                                SUB-ACCOUNT (C)         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $7                $472,703              $11,100,035
                                    --------            ------------            -------------
EXPENSE:
 Mortality and expense risk
  charges                                (16)               (207,820)              (2,255,101)
                                    --------            ------------            -------------
  Net investment income
   (loss)                                 (9)                264,883                8,844,934
                                    --------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (1,114)                    785                    4,777
 Net realized gain on
  distributions                          862               1,469,028                   23,424
 Net unrealized appreciation
  (depreciation) of
  investments during the year            311                (205,088)              (1,646,630)
                                    --------            ------------            -------------
  Net gain (loss) on
   investments                            59               1,264,725               (1,618,429)
                                    --------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $50              $1,529,608               $7,226,505
                                    ========            ============            =============

(c)  Fund closed effective February 22, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  HARTFORD
                                DIVIDEND AND             HARTFORD
                                   GROWTH                  FOCUS
                                  HLS FUND               HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $2,669,948               $5,192
                                -------------            ---------
EXPENSE:
 Mortality and expense risk
  charges                          (1,317,240)              (5,890)
                                -------------            ---------
  Net investment income (loss)      1,352,708                 (698)
                                -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                11,524                 (485)
 Net realized gain on
  distributions                    10,925,053               37,730
 Net unrealized appreciation
  (depreciation) of
  investments during the year       6,540,417               12,475
                                -------------            ---------
  Net gain (loss) on
   investments                     17,476,994               49,720
                                -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                     $18,829,702              $49,022
                                =============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             HARTFORD
                                     HARTFORD              HARTFORD         DISCIPLINED
                                 GLOBAL ADVISERS        GLOBAL LEADERS        EQUITY
                                     HLS FUND              HLS FUND          HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $75,073               $36,854          $1,943,618
                                    ----------            ----------       -------------
EXPENSE:
 Mortality and expense risk
  charges                              (28,599)              (50,394)         (1,776,746)
                                    ----------            ----------       -------------
  Net investment income
   (loss)                               46,474               (13,540)            166,872
                                    ----------            ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (17)               12,183              17,570
 Net realized gain on
  distributions                         97,048               255,168                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,783               202,464          14,663,438
                                    ----------            ----------       -------------
  Net gain (loss) on
   investments                         102,814               469,815          14,681,008
                                    ----------            ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $149,288              $456,275         $14,847,880
                                    ==========            ==========       =============

                                                             HARTFORD
                                     HARTFORD                 GROWTH                 HARTFORD
                                      GROWTH              OPPORTUNITIES             HIGH YIELD
                                     HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,931                $192,091              $1,612,695
                                    -----------            ------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                               (84,845)               (265,697)               (124,199)
                                    -----------            ------------            ------------
  Net investment income
   (loss)                               (80,914)                (73,606)              1,488,496
                                    -----------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     848                  48,962                   1,748
 Net realized gain on
  distributions                         486,277               2,488,960                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (133,968)               (452,999)               (594,047)
                                    -----------            ------------            ------------
  Net gain (loss) on
   investments                          353,157               2,084,923                (592,299)
                                    -----------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $272,243              $2,011,317                $896,197
                                    ===========            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              HARTFORD
                                      HARTFORD             INTERNATIONAL
                                       INDEX            CAPITAL APPRECIATION
                                      HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $99,043                 $133,210
                                     ----------             ------------
EXPENSE:
 Mortality and expense risk
  charges                               (57,701)                (171,408)
                                     ----------             ------------
  Net investment income (loss)           41,342                  (38,198)
                                     ----------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (4,318)                  (3,538)
 Net realized gain on
  distributions                         533,313                1,298,188
 Net unrealized appreciation
  (depreciation) of
  investments during the year            35,646                1,308,060
                                     ----------             ------------
  Net gain (loss) on
   investments                          564,641                2,602,710
                                     ----------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $605,983               $2,564,512
                                     ==========             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                HARTFORD
                                   INTERNATIONAL           INTERNATIONAL              HARTFORD
                                   SMALL COMPANY           OPPORTUNITIES            MONEY MARKET
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $115,786              $1,026,472              $1,003,196
                                    ------------            ------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                                (66,004)               (440,285)               (284,130)
                                    ------------            ------------            ------------
  Net investment income
   (loss)                                 49,782                 586,187                 719,066
                                    ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (29,877)                 21,573                      --
 Net realized gain on
  distributions                          741,464               3,584,233                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            332,557               2,607,904                      --
                                    ------------            ------------            ------------
  Net gain (loss) on
   investments                         1,044,144               6,213,710                      --
                                    ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,093,926              $6,799,897                $719,066
                                    ============            ============            ============


                                      HARTFORD                HARTFORD               HARTFORD
                                 MORTGAGE SECURITIES       SMALL COMPANY         SMALLCAP GROWTH
                                      HLS FUND                HLS FUND               HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (D)          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $540,479                 $1,921                 $67,286
                                     -----------             ----------            ------------
EXPENSE:
 Mortality and expense risk
  charges                                (56,632)                (3,546)               (207,729)
                                     -----------             ----------            ------------
  Net investment income
   (loss)                                483,847                 (1,625)               (140,443)
                                     -----------             ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      188                 (8,669)                (18,357)
 Net realized gain on
  distributions                               --                160,083               1,231,401
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (306,719)               (84,342)               (316,893)
                                     -----------             ----------            ------------
  Net gain (loss) on
   investments                          (306,531)                67,072                 896,151
                                     -----------             ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $177,316                $65,447                $755,708
                                     ===========             ==========            ============

(d) From inception, June 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                               HARTFORD
                                       HARTFORD            U.S. GOVERNMENT
                                        STOCK                 SECURITIES
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $215,742              $2,061,842
                                     ------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                                (171,763)               (842,057)
                                     ------------            ------------
  Net investment income (loss)             43,979               1,219,785
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     8,037                   8,376
 Net realized gain on
  distributions                           946,087                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             722,068                 731,774
                                     ------------            ------------
  Net gain (loss) on
   investments                          1,676,192                 740,150
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,720,171              $1,959,935
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD
                                     HARTFORD                VALUE                 HARTFORD
                                      VALUE              OPPORTUNITIES          EQUITY INCOME
                                     HLS FUND               HLS FUND               HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $57,046                $128,580               $95,088
                                    ----------            ------------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (43,390)               (106,075)              (42,189)
                                    ----------            ------------            ----------
  Net investment income
   (loss)                               13,656                  22,505                52,899
                                    ----------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 10,609                   3,185                 1,354
 Net realized gain on
  distributions                         75,580                 982,660                 6,018
 Net unrealized appreciation
  (depreciation) of
  investments during the year          466,064                 232,505               520,146
                                    ----------            ------------            ----------
  Net gain (loss) on
   investments                         552,253               1,218,350               527,518
                                    ----------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $565,909              $1,240,855              $580,417
                                    ==========            ============            ==========


                                  HUNTINGTON VA         HUNTINGTON VA
                                  INCOME EQUITY            DIVIDEND           HUNTINGTON VA
                                       FUND              CAPTURE FUND          GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $22,799              $100,825               $1,613
                                    ----------            ----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                              (17,480)              (45,069)              (6,902)
                                    ----------            ----------            ---------
  Net investment income
   (loss)                                5,319                55,756               (5,289)
                                    ----------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    511                 3,114                  (64)
 Net realized gain on
  distributions                         34,346                66,183                4,476
 Net unrealized appreciation
  (depreciation) of
  investments during the year          118,334               330,829               47,727
                                    ----------            ----------            ---------
  Net gain (loss) on
   investments                         153,191               400,126               52,139
                                    ----------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $158,510              $455,882              $46,850
                                    ==========            ==========            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   HUNTINGTON VA         HUNTINGTON VA
                                      MID CORP            NEW ECONOMY
                                    AMERICA FUND              FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $6,233                $1,534
                                     ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                               (23,114)              (20,648)
                                     ----------            ----------
  Net investment income (loss)          (16,881)              (19,114)
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   6,356                 1,651
 Net realized gain on
  distributions                          19,063                19,273
 Net unrealized appreciation
  (depreciation) of
  investments during the year            97,121               152,323
                                     ----------            ----------
  Net gain (loss) on
   investments                          122,540               173,247
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $105,659              $154,133
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA          HUNTINGTON VA          HUNTINGTON VA
                                 ROTATING MARKETS      INTERNATIONAL EQUITY        MACRO 100
                                       FUND                    FUND                  FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $509                 $10,884                $1,861
                                     ---------              ----------             ---------
EXPENSE:
 Mortality and expense risk
  charges                               (1,772)                 (9,964)              (15,737)
                                     ---------              ----------             ---------
  Net investment income
   (loss)                               (1,263)                    920               (13,876)
                                     ---------              ----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    183                     431                   738
 Net realized gain on
  distributions                          2,748                   6,919                13,607
 Net unrealized appreciation
  (depreciation) of
  investments during the year           26,835                 154,599                56,050
                                     ---------              ----------             ---------
  Net gain (loss) on
   investments                          29,766                 161,949                70,395
                                     ---------              ----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $28,503                $162,869               $56,519
                                     =========              ==========             =========

                                    HUNTINGTON VA          HUNTINGTON VA          LORD ABBETT
                                 MORTGAGE SECURITIES      SITUS SMALL CAP          ALL VALUE
                                        FUND                    FUND               PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $2,540                  $2,498               $35,374
                                      ---------              ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (4,580)                (38,773)              (51,472)
                                      ---------              ----------            ----------
  Net investment income
   (loss)                                (2,040)                (36,275)              (16,098)
                                      ---------              ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      81                   2,610                 2,426
 Net realized gain on
  distributions                              --                  42,705               155,713
 Net unrealized appreciation
  (depreciation) of
  investments during the year            19,578                  80,665               279,070
                                      ---------              ----------            ----------
  Net gain (loss) on
   investments                           19,659                 125,980               437,209
                                      ---------              ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $17,619                 $89,705              $421,111
                                      =========              ==========            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    LORD ABBETT            LORD ABBETT
                                  AMERICA'S VALUE        BOND-DEBENTURE
                                     PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $98,091               $859,173
                                     ----------            -----------
EXPENSE:
 Mortality and expense risk
  charges                               (42,400)              (131,420)
                                     ----------            -----------
  Net investment income (loss)           55,691                727,753
                                     ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   1,481                    661
 Net realized gain on
  distributions                          81,773                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           287,193                 72,851
                                     ----------            -----------
  Net gain (loss) on
   investments                          370,447                 73,512
                                     ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $426,138               $801,265
                                     ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT            LORD ABBETT
                                 GROWTH AND INCOME        LARGE-CAP CORE           MFS CAPITAL
                                     PORTFOLIO              PORTFOLIO         OPPORTUNITIES SERIES
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $918,039               $14,737                 $3,023
                                    ------------            ----------              ---------
EXPENSE:
 Mortality and expense risk
  charges                               (532,332)              (21,976)                (9,571)
                                    ------------            ----------              ---------
  Net investment income
   (loss)                                385,707                (7,239)                (6,548)
                                    ------------            ----------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    5,488                    27                 21,942
 Net realized gain on
  distributions                        2,460,062                 9,463                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,329,578               182,877                 69,055
                                    ------------            ----------              ---------
  Net gain (loss) on
   investments                         5,795,128               192,367                 90,997
                                    ------------            ----------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $6,180,835              $185,128                $84,449
                                    ============            ==========              =========


                                  MFS EMERGING           MFS INVESTORS          MFS INVESTORS
                                  GROWTH SERIES       GROWTH STOCK SERIES        TRUST SERIES
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                   $ --                  $6,438
                                    ---------              ---------              ----------
EXPENSE:
 Mortality and expense risk
  charges                             (10,858)                (6,995)                (19,966)
                                    ---------              ---------              ----------
  Net investment income
   (loss)                             (10,858)                (6,995)                (13,528)
                                    ---------              ---------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 8,628                  1,992                  30,038
 Net realized gain on
  distributions                            --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          43,704                 29,129                 111,773
                                    ---------              ---------              ----------
  Net gain (loss) on
   investments                         52,332                 31,121                 141,811
                                    ---------              ---------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $41,474                $24,126                $128,283
                                    =========              =========              ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      MFS TOTAL             EQUITY AND
                                    RETURN SERIES             INCOME
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $345,638               $2,688
                                     ------------            ---------
EXPENSE:
 Mortality and expense risk
  charges                                (237,184)              (4,095)
                                     ------------            ---------
  Net investment income (loss)            108,454               (1,407)
                                     ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   155,541                4,251
 Net realized gain on
  distributions                           463,229                5,114
 Net unrealized appreciation
  (depreciation) of
  investments during the year             668,893               13,155
                                     ------------            ---------
  Net gain (loss) on
   investments                          1,287,663               22,520
                                     ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,396,117              $21,113
                                     ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     CORE PLUS             EMERGING               EMERGING
                                   FIXED INCOME          MARKETS DEBT          MARKETS EQUITY
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $532,791              $91,183                 $65,147
                                    -----------            ---------            ------------
EXPENSE:
 Mortality and expense risk
  charges                              (198,372)             (16,995)               (121,333)
                                    -----------            ---------            ------------
  Net investment income
   (loss)                               334,419               74,188                 (56,186)
                                    -----------            ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  40,578                2,517                 (10,800)
 Net realized gain on
  distributions                          70,799               19,808                 203,888
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (183,003)              (4,968)              2,402,576
                                    -----------            ---------            ------------
  Net gain (loss) on
   investments                          (71,626)              17,357               2,595,664
                                    -----------            ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $262,793              $91,545              $2,539,478
                                    ===========            =========            ============

                                                                                MID CAP
                                   TECHNOLOGY            HIGH YIELD              GROWTH
                                 SUB-ACCOUNT (E)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --              $160,894                  $ --
                                    ---------            ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (905)              (31,616)              (53,248)
                                    ---------            ----------            ----------
  Net investment income
   (loss)                                (905)              129,278               (53,248)
                                    ---------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (38,464)              (84,280)               10,718
 Net realized gain on
  distributions                            --                    --               244,671
 Net unrealized appreciation
  (depreciation) of
  investments during the year          50,150                89,336                96,084
                                    ---------            ----------            ----------
  Net gain (loss) on
   investments                         11,686                 5,056               351,473
                                    ---------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,781              $134,334              $298,225
                                    =========            ==========            ==========

(e)  Fund closed effective April 28, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     U.S. MID CAP
                                        VALUE               FOCUS GROWTH
                                     SUB-ACCOUNT           SUB-ACCOUNT (F)
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $24,166                 $2,998
                                     ------------            -----------
EXPENSE:
 Mortality and expense risk
  charges                                (137,740)              (213,720)
                                     ------------            -----------
  Net investment income (loss)           (113,574)              (210,722)
                                     ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   125,279               (276,003)
 Net realized gain on
  distributions                         1,142,299                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             584,024                209,885
                                     ------------            -----------
  Net gain (loss) on
   investments                          1,851,602                (66,118)
                                     ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,738,028              $(276,840)
                                     ============            ===========

(f)  Formerly American Opportunities. Change effective July 3, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      BALANCED               CAPITAL              DEVELOPING
                                       GROWTH             OPPORTUNITIES             GROWTH
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $257,249                  $ --                  $ --
                                    ------------            ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                               (130,615)              (71,304)              (68,924)
                                    ------------            ----------            ----------
  Net investment income
   (loss)                                126,634               (71,304)              (68,924)
                                    ------------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  110,295               (35,826)              473,675
 Net realized gain on
  distributions                          506,837                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            333,451               380,896                72,109
                                    ------------            ----------            ----------
  Net gain (loss) on
   investments                           950,583               345,070               545,784
                                    ------------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,077,217              $273,766              $476,860
                                    ============            ==========            ==========

                                     FLEXIBLE                DIVIDEND
                                      INCOME                  GROWTH              GLOBAL EQUITY
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $321,630                $344,025                 $60,176
                                    -----------            ------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                               (71,529)               (342,109)               (106,974)
                                    -----------            ------------            ------------
  Net investment income
   (loss)                               250,101                   1,916                 (46,798)
                                    -----------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (207,496)               (235,568)                375,122
 Net realized gain on
  distributions                              --                      --                 591,556
 Net unrealized appreciation
  (depreciation) of
  investments during the year           162,409               2,652,134                 599,760
                                    -----------            ------------            ------------
  Net gain (loss) on
   investments                          (45,087)              2,416,566               1,566,438
                                    -----------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $205,014              $2,418,482              $1,519,640
                                    ===========            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       GROWTH             MONEY MARKET
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --              $310,889
                                     ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                               (52,023)              (96,166)
                                     ----------            ----------
  Net investment income (loss)          (52,023)              214,723
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  75,614                    --
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            53,939                    --
                                     ----------            ----------
  Net gain (loss) on
   investments                          129,553                    --
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $77,530              $214,723
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          EQUALLY-WEIGHTED        SMALL COMPANY
                                     UTILITIES                S&P 500                GROWTH
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $122,677                $303,876                 $ --
                                    ------------            ------------            ---------
EXPENSE:
 Mortality and expense risk
  charges                                (78,596)               (364,431)             (12,452)
                                    ------------            ------------            ---------
  Net investment income
   (loss)                                 44,081                 (60,555)             (12,452)
                                    ------------            ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  324,898               2,071,281                8,510
 Net realized gain on
  distributions                               --               1,360,903               45,226
 Net unrealized appreciation
  (depreciation) of
  investments during the year            694,302                 (11,819)              12,160
                                    ------------            ------------            ---------
  Net gain (loss) on
   investments                         1,019,200               3,420,365               65,896
                                    ------------            ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,063,281              $3,359,810              $53,444
                                    ============            ============            =========

                                                        MTB LARGE CAP        MTB LARGE CAP
                                 GLOBAL FRANCHISE      GROWTH FUND II        VALUE FUND II
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $14,937               $3,365               $13,764
                                    ----------            ---------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (18,353)              (6,845)              (15,566)
                                    ----------            ---------            ----------
  Net investment income
   (loss)                               (3,416)              (3,480)               (1,802)
                                    ----------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 23,237                  540                   342
 Net realized gain on
  distributions                         24,570                6,981               119,068
 Net unrealized appreciation
  (depreciation) of
  investments during the year          145,700               42,487                67,269
                                    ----------            ---------            ----------
  Net gain (loss) on
   investments                         193,507               50,008               186,679
                                    ----------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $190,091              $46,528              $184,877
                                    ==========            =========            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     MTB MANAGED              MTB MANAGED
                                  ALLOCATION FUND --      ALLOCATION FUND --
                                  MODERATE GROWTH II     AGGRESSIVE GROWTH II
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $56,701                  $9,076
                                      ----------               ---------
EXPENSE:
 Mortality and expense risk
  charges                                (24,164)                 (3,635)
                                      ----------               ---------
  Net investment income (loss)            32,537                   5,441
                                      ----------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    2,673                      53
 Net realized gain on
  distributions                          114,647                  10,422
 Net unrealized appreciation
  (depreciation) of
  investments during the year             28,656                  16,851
                                      ----------               ---------
  Net gain (loss) on
   investments                           145,976                  27,326
                                      ----------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $178,513                 $32,767
                                      ==========               =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      MTB MANAGED                                     OPPENHEIMER
                                   ALLOCATION FUND --          OPPENHEIMER        CAPITAL APPRECIATION
                                 CONSERVATIVE GROWTH II      MIDCAP FUND VA               FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (G)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $4,936                     $ --                  $26,780
                                        --------                ---------             ------------
EXPENSE:
 Mortality and expense risk
  charges                                 (2,226)                 (21,740)                (288,378)
                                        --------                ---------             ------------
  Net investment income
   (loss)                                  2,710                  (21,740)                (261,598)
                                        --------                ---------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       70                    3,057                    2,503
 Net realized gain on
  distributions                            2,974                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              1,493                   36,339                1,732,463
                                        --------                ---------             ------------
  Net gain (loss) on
   investments                             4,537                   39,396                1,734,966
                                        --------                ---------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $7,247                  $17,656               $1,473,368
                                        ========                =========             ============

                                                                                   OPPENHEIMER
                                     OPPENHEIMER            OPPENHEIMER            MAIN STREET
                                  GLOBAL SECURITIES         MAIN STREET             SMALL CAP
                                        FUND                    FUND                   FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $247,629               $25,077                  $4,562
                                    -------------            ----------            ------------
EXPENSE:
 Mortality and expense risk
  charges                                (751,582)              (63,411)               (430,093)
                                    -------------            ----------            ------------
  Net investment income
   (loss)                                (503,953)              (38,334)               (425,531)
                                    -------------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     7,419                (9,032)                  7,406
 Net realized gain on
  distributions                         1,533,842                    --                 575,870
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,008,601               638,000               3,417,056
                                    -------------            ----------            ------------
  Net gain (loss) on
   investments                         10,549,862               628,968               4,000,332
                                    -------------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,045,909              $590,634              $3,574,801
                                    =============            ==========            ============

(g)  Formerly Oppenheimer Aggressive Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              PUTNAM
                                       PUTNAM              GLOBAL ASSET
                                 DIVERSIFIED INCOME         ALLOCATION
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $457,658               $75,160
                                     -----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                               (153,674)              (47,822)
                                     -----------            ----------
  Net investment income (loss)           303,984                27,338
                                     -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    2,049                   734
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            373,519               374,590
                                     -----------            ----------
  Net gain (loss) on
   investments                           375,568               375,324
                                     -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $679,552              $402,662
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM                  PUTNAM                 PUTNAM
                                 GROWTH AND INCOME      INTERNATIONAL EQUITY        INVESTORS
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $25,297                 $175,306                $5,180
                                     ----------             ------------            ----------
EXPENSE:
 Mortality and expense risk
  charges                               (33,096)                (519,366)              (29,170)
                                     ----------             ------------            ----------
  Net investment income
   (loss)                                (7,799)                (344,060)              (23,990)
                                     ----------             ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (4,075)                  18,086                 3,434
 Net realized gain on
  distributions                          39,405                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           331,677                9,091,711               373,193
                                     ----------             ------------            ----------
  Net gain (loss) on
   investments                          367,007                9,109,797               376,627
                                     ----------             ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $359,208               $8,765,737              $352,637
                                     ==========             ============            ==========

                                                                                    PUTNAM
                                                                                  THE GEORGE
                                      PUTNAM                 PUTNAM                 PUTNAM
                                    NEW VALUE           SMALL CAP VALUE         FUND OF BOSTON
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $39,394                 $65,636               $54,360
                                    ----------            ------------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (72,266)               (403,429)              (40,004)
                                    ----------            ------------            ----------
  Net investment income
   (loss)                              (32,872)               (337,793)               14,356
                                    ----------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  6,638                     579                13,852
 Net realized gain on
  distributions                        249,911               2,009,778                77,258
 Net unrealized appreciation
  (depreciation) of
  investments during the year          631,699               2,475,873               225,030
                                    ----------            ------------            ----------
  Net gain (loss) on
   investments                         888,248               4,486,230               316,140
                                    ----------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $855,376              $4,148,437              $330,496
                                    ==========            ============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                      PUTNAM               PUTNAM
                                       VISTA               VOYAGER
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $2,038
                                     ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (9,091)             (29,159)
                                     ---------            ---------
  Net investment income (loss)          (9,091)             (27,121)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,948                1,318
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           30,175               92,286
                                     ---------            ---------
  Net gain (loss) on
   investments                          32,123               93,604
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $23,032              $66,483
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        PIONEER OAK
                                                      RIDGE LARGE CAP
                                  PIONEER FUND            GROWTH            PIONEER VALUE
                                  VCT PORTFOLIO        VCT PORTFOLIO        VCT PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,788                 $143                 $422
                                    ---------            ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                              (9,968)              (8,688)              (4,106)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                              (4,180)              (8,545)              (3,684)
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,611                  331                2,283
 Net realized gain on
  distributions                            --                6,547               10,511
 Net unrealized appreciation
  (depreciation) of
  investments during the year          71,477                8,858               14,921
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                         73,088               15,736               27,715
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $68,908               $7,191              $24,031
                                    =========            =========            =========


                                                           GROWTH AND
                                    ENTERPRISE               INCOME                 COMSTOCK
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,589                $162,479                $465,275
                                    ----------            ------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                              (21,987)               (305,261)               (671,799)
                                    ----------            ------------            ------------
  Net investment income
   (loss)                              (17,398)               (142,782)               (206,524)
                                    ----------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (52,587)                 81,629                  10,227
 Net realized gain on
  distributions                             --               1,048,740               2,163,222
 Net unrealized appreciation
  (depreciation) of
  investments during the year          148,347               2,089,184               4,807,286
                                    ----------            ------------            ------------
  Net gain (loss) on
   investments                          95,760               3,219,553               6,980,735
                                    ----------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $78,362              $3,076,771              $6,774,211
                                    ==========            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                                           AGGRESSIVE
                                  STRATEGIC GROWTH      GROWTH PORTFOLIO
                                  SUB-ACCOUNT (H)          SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $ --
                                      --------              ---------
EXPENSE:
 Mortality and expense risk
  charges                               (4,700)                (4,447)
                                      --------              ---------
  Net investment income (loss)          (4,700)                (4,447)
                                      --------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,820                   (395)
 Net realized gain on
  distributions                             --                 17,267
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,278                 (6,630)
                                      --------              ---------
  Net gain (loss) on
   investments                           5,098                 10,242
                                      --------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                             $398                 $5,795
                                      ========              =========

(h) Formerly Emerging Growth. Change effective August 15, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           WELLS FARGO             WELLS FARGO
                                                           ADVANTAGE VT           ADVANTAGE VT
                                    GOVERNMENT            LARGE COMPANY             SMALL CAP
                                     PORTFOLIO             GROWTH FUND             GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (I)         SUB-ACCOUNT (J)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $19,667                  $ --                    $ --
                                    -----------              --------               ---------
EXPENSE:
 Mortality and expense risk
  charges                               (10,940)                 (166)                   (109)
                                    -----------              --------               ---------
  Net investment income
   (loss)                                 8,727                  (166)                   (109)
                                    -----------              --------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     552                     8                      77
 Net realized gain on
  distributions                              --                    --                     210
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (4,296)                  566                   1,207
                                    -----------              --------               ---------
  Net gain (loss) on
   investments                           (3,744)                  574                   1,494
                                    -----------              --------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $4,983                  $408                  $1,385
                                    ===========              ========               =========

                                  STI CLASSIC VT
                                    LARGE CAP            STI CLASSIC VT          STI CLASSIC VT
                                  RELATIVE VALUE         MID-CAP EQUITY         LARGE CAP VALUE
                                       FUND                   FUND                EQUITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,043                   $257                  $16,443
                                    ----------             ----------             ------------
EXPENSE:
 Mortality and expense risk
  charges                               (1,354)                (1,052)                 (16,210)
                                    ----------             ----------             ------------
  Net investment income
   (loss)                                 (311)                  (795)                     233
                                    ----------             ----------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    108                   (115)                     952
 Net realized gain on
  distributions                          6,184                  5,170                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,751                    847                  199,289
                                    ----------             ----------             ------------
  Net gain (loss) on
   investments                          12,043                  5,902                  200,241
                                    ----------             ----------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $11,732                 $5,107                 $200,474
                                    ==========             ==========             ============

(i) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

(j) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                  VP BALANCED WEALTH       VP GLOBAL RESEARCH
                                  STRATEGY PORTFOLIO        GROWTH PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(96,695)               $(11,752)
 Net realized gain (loss) on
  security transactions                      4,552                   1,171
 Net realized gain on
  distributions                                 --                  12,519
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,825,410                  98,360
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,733,267                 100,298
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              10,054,716                 886,861
 Net transfers                           4,327,137                 255,897
 Surrenders for benefit
  payments and fees                       (449,329)                (31,258)
 Net annuity transactions                    5,688                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,938,212               1,111,500
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            15,671,479               1,211,798
NET ASSETS:
 Beginning of year                       5,736,349                 233,127
                                     -------------            ------------
 End of year                           $21,407,828              $1,444,925
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN
                                   VP INTERNATIONAL         VP SMALL/MID CAP         ALLIANCEBERNSTEIN
                                   VALUE PORTFOLIO           VALUE PORTFOLIO        VP VALUE PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(124,398)                $(76,047)               $(143,570)
 Net realized gain (loss) on
  security transactions                     60,353                     (853)                  13,879
 Net realized gain on
  distributions                          1,052,921                  437,123                  821,637
 Net unrealized appreciation
  (depreciation) of
  investments during the year           16,910,575                  446,207                5,076,059
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            17,899,451                  806,430                5,768,005
                                    --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              40,255,063                4,450,511               15,964,349
 Net transfers                          16,769,170                1,801,508                8,219,944
 Surrenders for benefit
  payments and fees                     (2,525,824)                (254,000)              (1,461,493)
 Net annuity transactions                       --                       --                       --
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     54,498,409                5,998,019               22,722,800
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets                            72,397,860                6,804,449               28,490,805
NET ASSETS:
 Beginning of year                      29,121,066                3,597,139               16,255,698
                                    --------------            -------------            -------------
 End of year                          $101,518,926              $10,401,588              $44,746,503
                                    ==============            =============            =============

                                   AMERICAN FUNDS                                   AMERICAN FUNDS
                                       GLOBAL              AMERICAN FUNDS               GROWTH
                                    GROWTH FUND              GROWTH FUND              INCOME FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,021)               $(270,854)                $(18,926)
 Net realized gain (loss) on
  security transactions                   58,326                  477,616                  401,818
 Net realized gain on
  distributions                               --                  205,165                  592,963
 Net unrealized appreciation
  (depreciation) of
  investments during the year            568,963                2,268,855                2,191,355
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             602,268                2,680,782                3,167,210
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               247,148                1,033,241                  999,135
 Net transfers                           252,971                  455,359                 (556,019)
 Surrenders for benefit
  payments and fees                     (299,847)              (2,411,522)              (1,860,973)
 Net annuity transactions                     --                       --                       --
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      200,272                 (922,922)              (1,417,857)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                             802,540                1,757,860                1,749,353
NET ASSETS:
 Beginning of year                     3,182,441               32,187,451               24,627,546
                                    ------------            -------------            -------------
 End of year                          $3,984,981              $33,945,311              $26,376,899
                                    ============            =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS            GLOBAL SMALL
                                  INTERNATIONAL FUND      CAPITALIZATION FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $21,360                $(50,411)
 Net realized gain (loss) on
  security transactions                    122,946                  19,881
 Net realized gain on
  distributions                            126,237                 230,457
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,920,938                 653,937
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,191,481                 853,864
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 463,292                  61,114
 Net transfers                           1,797,647                 820,371
 Surrenders for benefit
  payments and fees                     (1,339,719)               (344,295)
 Net annuity transactions                       --                  22,008
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        921,220                 559,198
                                     -------------            ------------
 Net increase (decrease) in
  net assets                             3,112,701               1,413,062
NET ASSETS:
 Beginning of year                      12,072,926               3,624,591
                                     -------------            ------------
 End of year                           $15,185,627              $5,037,653
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            BB&T CAPITAL
                                    BB&T MID CAP              MANAGER                BB&T LARGE
                                     GROWTH VIF              EQUITY VIF               CAP VIF
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(15,138)                   $244                    $417
 Net realized gain (loss) on
  security transactions                    1,129                   1,964                   9,712
 Net realized gain on
  distributions                          109,721                  33,714                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (97,687)                 96,057                 166,757
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (1,975)                131,979                 176,886
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,359,777                 655,511                 503,364
 Net transfers                           292,396                 120,670                 219,063
 Surrenders for benefit
  payments and fees                      (93,484)                (29,104)               (136,214)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,558,689                 747,077                 586,213
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,556,714                 879,056                 763,099
NET ASSETS:
 Beginning of year                       532,528                 480,055                 602,888
                                    ------------            ------------            ------------
 End of year                          $2,089,242              $1,359,111              $1,365,987
                                    ============            ============            ============

                                                            BB&T SPECIAL             BB&T TOTAL
                                   BB&T LARGE CAP          OPPORTUNITIES               RETURN
                                     GROWTH VIF              EQUITY VIF               BOND VIF
                                  SUB-ACCOUNT (B)           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,321)               $(66,454)                $48,754
 Net realized gain (loss) on
  security transactions                      466                   2,491                   1,466
 Net realized gain on
  distributions                            3,234                 279,981                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             47,775                 970,157                  (5,727)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              44,154               1,186,175                  44,493
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               814,077               2,723,301                 497,980
 Net transfers                           473,714               1,142,791                 369,608
 Surrenders for benefit
  payments and fees                      (83,786)               (278,638)                (27,755)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,204,005               3,587,454                 839,833
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,248,159               4,773,629                 884,326
NET ASSETS:
 Beginning of year                       394,799               3,133,259               1,031,380
                                    ------------            ------------            ------------
 End of year                          $1,642,958              $7,906,888              $1,915,706
                                    ============            ============            ============

(a)  Formerly BB&T Large Cap Value VIF. Change effective March 13, 2006.

(b) Formerly BB&T Large Company Growth VIF. Change effective March 13, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    EVERGREEN VA           EVERGREEN VA
                                   BALANCED FUND           GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,281                $(43,193)
 Net realized gain (loss) on
  security transactions                     267                   2,694
 Net realized gain on
  distributions                              --                  93,439
 Net unrealized appreciation
  (depreciation) of
  investments during the year            15,013                 182,042
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,561                 234,982
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               85,126               1,627,570
 Net transfers                           81,319               1,023,834
 Surrenders for benefit
  payments and fees                     (23,343)                (90,603)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     143,102               2,560,801
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            160,663               2,795,783
NET ASSETS:
 Beginning of year                      122,138               1,525,990
                                     ----------            ------------
 End of year                           $282,801              $4,321,773
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   EVERGREEN VA                                EVERGREEN VA
                                  INTERNATIONAL         EVERGREEN VA             SPECIAL
                                   EQUITY FUND           OMEGA FUND            VALUES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $14,509                $(436)               $(31,359)
 Net realized gain (loss) on
  security transactions                 (6,343)                  73                   4,487
 Net realized gain on
  distributions                         32,488                   --                 968,770
 Net unrealized appreciation
  (depreciation) of
  investments during the year           47,195                2,008                 180,205
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            87,849                1,645               1,122,103
                                    ----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                             253,201               15,935               4,520,878
 Net transfers                         174,426                4,803               1,298,058
 Surrenders for benefit
  payments and fees                    (12,982)                 (67)               (238,949)
 Net annuity transactions                   --                   --                      --
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    414,645               20,671               5,579,987
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets                           502,494               22,316               6,702,090
NET ASSETS:
 Beginning of year                     221,971               19,262               3,005,636
                                    ----------            ---------            ------------
 End of year                          $724,465              $41,578              $9,707,726
                                    ==========            =========            ============

                                   EVERGREEN VA
                                   FUNDAMENTAL           FIDELITY(R) VIP      FIDELITY(R) VIP
                                  LARGE CAP FUND          EQUITY-INCOME           GROWTH
                                   SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $265                 $542,705            $(112,693)
 Net realized gain (loss) on
  security transactions                    215                   12,412                1,690
 Net realized gain on
  distributions                          2,798                4,501,672                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           10,114                1,131,990              671,802
                                    ----------            -------------        -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,392                6,188,779              560,799
                                    ----------            -------------        -------------
UNIT TRANSACTIONS:
 Purchases                              84,940               18,426,580            7,923,513
 Net transfers                          55,228                9,269,218            2,811,951
 Surrenders for benefit
  payments and fees                       (555)              (1,440,361)            (329,653)
 Net annuity transactions                   --                       --                   --
                                    ----------            -------------        -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    139,613               26,255,437           10,405,811
                                    ----------            -------------        -------------
 Net increase (decrease) in
  net assets                           153,005               32,444,216           10,966,610
NET ASSETS:
 Beginning of year                      39,578               18,396,419            4,051,704
                                    ----------            -------------        -------------
 End of year                          $192,583              $50,840,635          $15,018,314
                                    ==========            =============        =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                FIDELITY(R) VIP       FIDELITY(R) VIP
                                 CONTRAFUND(R)            MID CAP
                                  SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(221,615)            $(578,583)
 Net realized gain (loss) on
  security transactions                  5,264                 3,434
 Net realized gain on
  distributions                     16,223,244             2,932,015
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (2,306,499)            1,364,134
                                --------------         -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        13,700,394             3,721,000
                                --------------         -------------
UNIT TRANSACTIONS:
 Purchases                         113,400,351            34,054,601
 Net transfers                      44,326,576            11,477,119
 Surrenders for benefit
  payments and fees                 (5,049,108)           (1,506,707)
 Net annuity transactions               46,530                    --
                                --------------         -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                152,724,349            44,025,013
                                --------------         -------------
 Net increase (decrease) in
  net assets                       166,424,743            47,746,013
NET ASSETS:
 Beginning of year                  54,183,191            18,666,417
                                --------------         -------------
 End of year                      $220,607,934           $66,412,430
                                ==============         =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              FRANKLIN                FRANKLIN
                                  FIDELITY(R) VIP          SMALL-MID CAP              STRATEGIC
                                       VALUE             GROWTH SECURITIES        INCOME SECURITIES
                                     STRATEGIES                 FUND                    FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(24,340)               $(67,890)                $192,312
 Net realized gain (loss) on
  security transactions                    3,334                  58,856                    5,114
 Net realized gain on
  distributions                          210,944                      --                   39,199
 Net unrealized appreciation
  (depreciation) of
  investments during the year            117,714                 293,746                  229,435
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             307,652                 284,712                  466,060
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,513,796                 131,121                  244,698
 Net transfers                           410,674                  99,666                6,026,912
 Surrenders for benefit
  payments and fees                     (116,083)               (294,521)                (562,404)
 Net annuity transactions                     --                      --                       --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,808,387                 (63,734)               5,709,206
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                           2,116,039                 220,978                6,175,266
NET ASSETS:
 Beginning of year                     1,074,273               4,103,308                5,101,032
                                    ------------            ------------            -------------
 End of year                          $3,190,312              $4,324,286              $11,276,298
                                    ============            ============            =============

                                                             TEMPLETON
                                   MUTUAL SHARES             DEVELOPING              TEMPLETON
                                     SECURITIES          MARKETS SECURITIES      GROWTH SECURITIES
                                        FUND                    FUND                    FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(43,265)               $(11,849)               $(12,858)
 Net realized gain (loss) on
  security transactions                  319,740                  40,519                  81,016
 Net realized gain on
  distributions                          453,639                      --                 143,532
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,417,467                 634,509                 514,465
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,147,581                 663,179                 726,155
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               233,933                  99,715                 193,667
 Net transfers                           508,936                 161,322                 312,239
 Surrenders for benefit
  payments and fees                   (1,329,961)               (138,533)               (395,720)
 Net annuity transactions                     --                 (24,654)                     --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (587,092)                 97,850                 110,186
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,560,489                 761,029                 836,341
NET ASSETS:
 Beginning of year                    13,467,237               2,452,869               3,463,721
                                    ------------            ------------            ------------
 End of year                         $15,027,726              $3,213,898              $4,300,062
                                    ============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    FIFTH THIRD           FIFTH THIRD
                                     BALANCED          DISCIPLINED VALUE
                                     VIP FUND               VIP FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,176                 $34,103
 Net realized gain (loss) on
  security transactions                     56                     583
 Net realized gain on
  distributions                            816                  53,457
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,129                 394,109
                                     ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,177                 482,252
                                     ---------            ------------
UNIT TRANSACTIONS:
 Purchases                              34,711               2,343,179
 Net transfers                              --               1,134,216
 Surrenders for benefit
  payments and fees                     (1,448)                (84,798)
 Net annuity transactions                   --                      --
                                     ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     33,263               3,392,597
                                     ---------            ------------
 Net increase (decrease) in
  net assets                            40,440               3,874,849
NET ASSETS:
 Beginning of year                      52,922                 676,169
                                     ---------            ------------
 End of year                           $93,362              $4,551,018
                                     =========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIFTH THIRD           FIFTH THIRD          FIRST HORIZON
                                     MID CAP           QUALITY GROWTH      CAPITAL APPRECIATION
                                     VIP FUND             VIP FUND              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (C)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,353)               $(241)                  $(4)
 Net realized gain (loss) on
  security transactions                    439                  305                  (584)
 Net realized gain on
  distributions                             --                   --                   674
 Net unrealized appreciation
  (depreciation) of
  investments during the year           19,638                1,554                    49
                                    ----------            ---------              --------
 Net increase (decrease) in
  net assets resulting from
  operations                            17,724                1,618                   135
                                    ----------            ---------              --------
UNIT TRANSACTIONS:
 Purchases                             321,638                   --                   600
 Net transfers                          (4,763)              (4,238)               (2,226)
 Surrenders for benefit
  payments and fees                     (3,272)                 (98)                   --
 Net annuity transactions                   --                   --                    --
                                    ----------            ---------              --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    313,603               (4,336)               (1,626)
                                    ----------            ---------              --------
 Net increase (decrease) in
  net assets                           331,327               (2,718)               (1,491)
NET ASSETS:
 Beginning of year                      66,406               48,146                 1,491
                                    ----------            ---------              --------
 End of year                          $397,733              $45,428                  $ --
                                    ==========            =========              ========

                                 FIRST HORIZON       HARTFORD                  HARTFORD
                                  CORE EQUITY        ADVISERS             TOTAL RETURN BOND
                                   PORTFOLIO         HLS FUND                  HLS FUND
                                SUB-ACCOUNT (C)     SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(9)           $264,883                $8,844,934
 Net realized gain (loss) on
  security transactions               (1,114)                785                     4,777
 Net realized gain on
  distributions                          862           1,469,028                    23,424
 Net unrealized appreciation
  (depreciation) of
  investments during the year            311            (205,088)               (1,646,630)
                                    --------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              50           1,529,608                 7,226,505
                                    --------       -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               800           6,348,496               100,873,132
 Net transfers                        (8,132)          3,881,422                53,840,509
 Surrenders for benefit
  payments and fees                       (2)           (722,881)               (7,253,534)
 Net annuity transactions                 --                  --                    70,004
                                    --------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (7,334)          9,507,037               147,530,111
                                    --------       -------------            --------------
 Net increase (decrease) in
  net assets                          (7,284)         11,036,645               154,756,616
NET ASSETS:
 Beginning of year                     7,284           9,943,981                86,572,174
                                    --------       -------------            --------------
 End of year                            $ --         $20,980,626              $241,328,790
                                    ========       =============            ==============

(c)  Fund closed effective February 22, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   HARTFORD
                                 DIVIDEND AND              HARTFORD
                                    GROWTH                  FOCUS
                                   HLS FUND                HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $1,352,708                 $(698)
 Net realized gain (loss) on
  security transactions                 11,524                  (485)
 Net realized gain on
  distributions                     10,925,053                37,730
 Net unrealized appreciation
  (depreciation) of
  investments during the year        6,540,417                12,475
                                --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        18,829,702                49,022
                                --------------            ----------
UNIT TRANSACTIONS:
 Purchases                          79,287,579               459,529
 Net transfers                      34,725,469                (3,309)
 Surrenders for benefit
  payments and fees                 (4,058,402)              (12,588)
 Net annuity transactions                5,677                    --
                                --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                109,960,323               443,632
                                --------------            ----------
 Net increase (decrease) in
  net assets                       128,790,025               492,654
NET ASSETS:
 Beginning of year                  41,850,438               221,927
                                --------------            ----------
 End of year                      $170,640,463              $714,581
                                ==============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                HARTFORD                 HARTFORD
                                  GLOBAL ADVISERS          GLOBAL LEADERS         DISCIPLINED EQUITY
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $46,474                $(13,540)                 $166,872
 Net realized gain (loss) on
  security transactions                      (17)                 12,183                    17,570
 Net realized gain on
  distributions                           97,048                 255,168                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              5,783                 202,464                14,663,438
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             149,288                 456,275                14,847,880
                                    ------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                             1,182,111               1,826,655                74,019,558
 Net transfers                           631,857               1,015,160                42,244,487
 Surrenders for benefit
  payments and fees                      (81,150)               (190,198)               (5,805,834)
 Net annuity transactions                     --                      --                        --
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,732,818               2,651,617               110,458,211
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets                           1,882,106               3,107,892               125,306,091
NET ASSETS:
 Beginning of year                     1,032,258               1,997,015                64,985,271
                                    ------------            ------------            --------------
 End of year                          $2,914,364              $5,104,907              $190,291,362
                                    ============            ============            ==============

                                                         HARTFORD
                                      HARTFORD            GROWTH             HARTFORD
                                       GROWTH          OPPORTUNITIES        HIGH YIELD
                                      HLS FUND           HLS FUND            HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(80,914)           $(73,606)         $1,488,496
 Net realized gain (loss) on
  security transactions                      848              48,962               1,748
 Net realized gain on
  distributions                          486,277           2,488,960                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (133,968)           (452,999)           (594,047)
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             272,243           2,011,317             896,197
                                    ------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                             2,745,993          14,660,761           5,161,460
 Net transfers                         2,047,361           3,599,474           4,066,630
 Surrenders for benefit
  payments and fees                     (254,188)           (637,300)           (464,080)
 Net annuity transactions                     --                  --              50,662
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    4,539,166          17,622,935           8,814,672
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets                           4,811,409          19,634,252           9,710,869
NET ASSETS:
 Beginning of year                     3,651,238           7,761,440           4,321,519
                                    ------------       -------------       -------------
 End of year                          $8,462,647         $27,395,692         $14,032,388
                                    ============       =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                               HARTFORD
                                       HARTFORD              INTERNATIONAL
                                        INDEX            CAPITAL APPRECIATION
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $41,342                 $(38,198)
 Net realized gain (loss) on
  security transactions                    (4,318)                  (3,538)
 Net realized gain on
  distributions                           533,313                1,298,188
 Net unrealized appreciation
  (depreciation) of
  investments during the year              35,646                1,308,060
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              605,983                2,564,512
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              2,372,789                7,883,213
 Net transfers                          1,113,495                3,192,043
 Surrenders for benefit
  payments and fees                      (189,067)                (365,088)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,297,217               10,710,168
                                     ------------            -------------
 Net increase (decrease) in
  net assets                            3,903,200               13,274,680
NET ASSETS:
 Beginning of year                      2,257,147                5,873,667
                                     ------------            -------------
 End of year                           $6,160,347              $19,148,347
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD             HARTFORD
                                    INTERNATIONAL         INTERNATIONAL                HARTFORD
                                    SMALL COMPANY         OPPORTUNITIES              MONEY MARKET
                                       HLS FUND             HLS FUND                   HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $49,782              $586,187                   $719,066
 Net realized gain (loss) on
  security transactions                    (29,877)               21,573                         --
 Net realized gain on
  distributions                            741,464             3,584,233                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              332,557             2,607,904                         --
                                    --------------       ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,093,926             6,799,897                    719,066
                                    --------------       ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                               3,735,420            18,719,051                 28,216,200
 Net transfers                             807,814             9,820,055                 (1,338,633)
 Surrenders for benefit
  payments and fees                       (159,764)           (1,382,481)                (2,481,335)
 Net annuity transactions                       --                    --                      5,687
                                    --------------       ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      4,383,470            27,156,625                 24,401,919
                                    --------------       ---------------            ---------------
 Net increase (decrease) in
  net assets                             5,477,396            33,956,522                 25,120,985
NET ASSETS:
 Beginning of year                       2,139,116            15,818,273                  8,196,168
                                    --------------       ---------------            ---------------
 End of year                            $7,616,512           $49,774,795                $33,317,153
                                    ==============       ===============            ===============


                                        HARTFORD                   HARTFORD                  HARTFORD
                                  MORTGAGE SECURITIES           SMALL COMPANY             SMALLCAP GROWTH
                                        HLS FUND                   HLS FUND                  HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT (D)              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $483,847                    $(1,625)                 $(140,443)
 Net realized gain (loss) on
  security transactions                         188                     (8,669)                   (18,357)
 Net realized gain on
  distributions                                  --                    160,083                  1,231,401
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (306,719)                   (84,342)                  (316,893)
                                     --------------             --------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                                177,316                     65,447                    755,708
                                     --------------             --------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                2,870,262                    850,890                  7,331,094
 Net transfers                            1,391,567                    390,515                  1,873,864
 Surrenders for benefit
  payments and fees                        (216,773)                    (7,211)                  (612,475)
 Net annuity transactions                        --                         --                         --
                                     --------------             --------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       4,045,056                  1,234,194                  8,592,483
                                     --------------             --------------            ---------------
 Net increase (decrease) in
  net assets                              4,222,372                  1,299,641                  9,348,191
NET ASSETS:
 Beginning of year                        2,129,023                         --                  9,393,043
                                     --------------             --------------            ---------------
 End of year                             $6,351,395                 $1,299,641                $18,741,234
                                     ==============             ==============            ===============

(d) From inception, June 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           HARTFORD
                                  HARTFORD              U.S. GOVERNMENT
                                    STOCK                 SECURITIES
                                  HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $43,979               $1,219,785
 Net realized gain (loss) on
  security transactions                 8,037                    8,376
 Net realized gain on
  distributions                       946,087                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         722,068                  731,774
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,720,171                1,959,935
                                -------------            -------------
UNIT TRANSACTIONS:
 Purchases                          7,193,081               39,131,345
 Net transfers                      2,092,757               22,920,405
 Surrenders for benefit
  payments and fees                  (437,924)              (2,819,777)
 Net annuity transactions                  --                       --
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 8,847,914               59,231,973
                                -------------            -------------
 Net increase (decrease) in
  net assets                       10,568,085               61,191,908
NET ASSETS:
 Beginning of year                  6,765,655               30,433,004
                                -------------            -------------
 End of year                      $17,333,740              $91,624,912
                                =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD
                                      HARTFORD             VALUE                  HARTFORD
                                       VALUE           OPPORTUNITIES           EQUITY INCOME
                                      HLS FUND           HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $13,656             $22,505                 $52,899
 Net realized gain (loss) on
  security transactions                   10,609               3,185                   1,354
 Net realized gain on
  distributions                           75,580             982,660                   6,018
 Net unrealized appreciation
  (depreciation) of
  investments during the year            466,064             232,505                 520,146
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             565,909           1,240,855                 580,417
                                    ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,115,409           4,510,528               1,890,129
 Net transfers                         1,165,409           1,817,138               1,701,875
 Surrenders for benefit
  payments and fees                     (162,068)           (321,693)               (185,962)
 Net annuity transactions                     --                  --                  26,023
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,118,750           6,005,973               3,432,065
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets                           3,684,659           7,246,828               4,012,482
NET ASSETS:
 Beginning of year                     1,642,641           3,670,554               1,569,873
                                    ------------       -------------            ------------
 End of year                          $5,327,300         $10,917,382              $5,582,355
                                    ============       =============            ============


                                   HUNTINGTON VA           HUNTINGTON VA
                                   INCOME EQUITY              DIVIDEND            HUNTINGTON VA
                                        FUND                CAPTURE FUND           GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $5,319                 $55,756               $(5,289)
 Net realized gain (loss) on
  security transactions                      511                   3,114                   (64)
 Net realized gain on
  distributions                           34,346                  66,183                 4,476
 Net unrealized appreciation
  (depreciation) of
  investments during the year            118,334                 330,829                47,727
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             158,510                 455,882                46,850
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               945,159               1,424,393               492,864
 Net transfers                           240,079                 695,740                78,284
 Surrenders for benefit
  payments and fees                      (48,356)               (100,486)              (13,293)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,136,882               2,019,647               557,855
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                           1,295,392               2,475,529               604,705
NET ASSETS:
 Beginning of year                       754,942               1,764,623               278,348
                                    ------------            ------------            ----------
 End of year                          $2,050,334              $4,240,152              $883,053
                                    ============            ============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    HUNTINGTON VA           HUNTINGTON VA
                                       MID CORP              NEW ECONOMY
                                     AMERICA FUND                FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(16,881)               $(19,114)
 Net realized gain (loss) on
  security transactions                     6,356                   1,651
 Net realized gain on
  distributions                            19,063                  19,273
 Net unrealized appreciation
  (depreciation) of
  investments during the year              97,121                 152,323
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              105,659                 154,133
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,056,474               1,569,224
 Net transfers                            220,996                 279,196
 Surrenders for benefit
  payments and fees                       (61,953)                (58,565)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,215,517               1,789,855
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            1,321,176               1,943,988
NET ASSETS:
 Beginning of year                        997,276                 688,904
                                     ------------            ------------
 End of year                           $2,318,452              $2,632,892
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HUNTINGTON VA          HUNTINGTON VA           HUNTINGTON VA
                                 ROTATING MARKETS     INTERNATIONAL EQUITY         MACRO 100
                                       FUND                   FUND                    FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,263)                   $920                $(13,876)
 Net realized gain (loss) on
  security transactions                    183                     431                     738
 Net realized gain on
  distributions                          2,748                   6,919                  13,607
 Net unrealized appreciation
  (depreciation) of
  investments during the year           26,835                 154,599                  56,050
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            28,503                 162,869                  56,519
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             270,963               1,051,046                 695,366
 Net transfers                          51,058                 258,726                 290,888
 Surrenders for benefit
  payments and fees                     (4,926)                (23,371)                (49,975)
 Net annuity transactions                   --                      --                      --
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    317,095               1,286,401                 936,279
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           345,598               1,449,270                 992,798
NET ASSETS:
 Beginning of year                      23,771                  72,054                 674,462
                                    ----------            ------------            ------------
 End of year                          $369,369              $1,521,324              $1,667,260
                                    ==========            ============            ============

                                   HUNTINGTON VA           HUNTINGTON VA            LORD ABBETT
                                MORTGAGE SECURITIES       SITUS SMALL CAP            ALL VALUE
                                        FUND                    FUND                 PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,040)                $(36,275)               $(16,098)
 Net realized gain (loss) on
  security transactions                      81                    2,610                   2,426
 Net realized gain on
  distributions                              --                   42,705                 155,713
 Net unrealized appreciation
  (depreciation) of
  investments during the year            19,578                   80,665                 279,070
                                     ----------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,619                   89,705                 421,111
                                     ----------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              470,849                2,215,914               3,244,491
 Net transfers                          118,126                  604,440               1,233,970
 Surrenders for benefit
  payments and fees                      (7,985)                (104,635)               (147,289)
 Net annuity transactions                    --                       --                      --
                                     ----------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     580,990                2,715,719               4,331,172
                                     ----------             ------------            ------------
 Net increase (decrease) in
  net assets                            598,609                2,805,424               4,752,283
NET ASSETS:
 Beginning of year                       96,688                1,247,616               1,776,558
                                     ----------             ------------            ------------
 End of year                           $695,297               $4,053,040              $6,528,841
                                     ==========             ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     LORD ABBETT              LORD ABBETT
                                   AMERICA'S VALUE          BOND-DEBENTURE
                                      PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $55,691                 $727,753
 Net realized gain (loss) on
  security transactions                     1,481                      661
 Net realized gain on
  distributions                            81,773                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             287,193                   72,851
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              426,138                  801,265
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,091,163                6,554,544
 Net transfers                          1,243,611                3,997,363
 Surrenders for benefit
  payments and fees                      (190,212)                (442,666)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,144,562               10,109,241
                                     ------------            -------------
 Net increase (decrease) in
  net assets                            2,570,700               10,910,506
NET ASSETS:
 Beginning of year                      1,701,102                4,439,334
                                     ------------            -------------
 End of year                           $4,271,802              $15,349,840
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT               LORD ABBETT
                                  GROWTH AND INCOME          LARGE-CAP CORE              MFS CAPITAL
                                      PORTFOLIO                 PORTFOLIO            OPPORTUNITIES SERIES
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $385,707                  $(7,239)                  $(6,548)
 Net realized gain (loss) on
  security transactions                      5,488                       27                    21,942
 Net realized gain on
  distributions                          2,460,062                    9,463                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,329,578                  182,877                    69,055
                                    --------------            -------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,180,835                  185,128                    84,449
                                    --------------            -------------              ------------
UNIT TRANSACTIONS:
 Purchases                              43,842,911                1,311,845                     5,000
 Net transfers                          19,040,066                  258,302                  (197,167)
 Surrenders for benefit
  payments and fees                     (1,749,744)                 (59,187)                 (183,571)
 Net annuity transactions                   53,186                    5,689                        --
                                    --------------            -------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     61,186,419                1,516,649                  (375,738)
                                    --------------            -------------              ------------
 Net increase (decrease) in
  net assets                            67,367,254                1,701,777                  (291,289)
NET ASSETS:
 Beginning of year                      12,541,528                  724,875                   972,031
                                    --------------            -------------              ------------
 End of year                           $79,908,782               $2,426,652                  $680,742
                                    ==============            =============              ============


                                   MFS EMERGING            MFS INVESTORS             MFS INVESTORS
                                   GROWTH SERIES        GROWTH STOCK SERIES          TRUST SERIES
                                    SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(10,858)                 $(6,995)                 $(13,528)
 Net realized gain (loss) on
  security transactions                   8,628                    1,992                    30,038
 Net realized gain on
  distributions                              --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            43,704                   29,129                   111,773
                                    -----------             ------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             41,474                   24,126                   128,283
                                    -----------             ------------             -------------
UNIT TRANSACTIONS:
 Purchases                                4,464                       --                    18,113
 Net transfers                          (12,065)                 (57,811)                   19,017
 Surrenders for benefit
  payments and fees                     (21,525)                 (75,100)                 (167,465)
 Net annuity transactions                    --                       --                        --
                                    -----------             ------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (29,126)                (132,911)                 (130,335)
                                    -----------             ------------             -------------
 Net increase (decrease) in
  net assets                             12,348                 (108,785)                   (2,052)
NET ASSETS:
 Beginning of year                      676,079                  534,275                 1,252,550
                                    -----------             ------------             -------------
 End of year                           $688,427                 $425,490                $1,250,498
                                    ===========             ============             =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       MFS TOTAL              EQUITY AND
                                     RETURN SERIES              INCOME
                                      SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $108,454               $(1,407)
 Net realized gain (loss) on
  security transactions                    155,541                 4,251
 Net realized gain on
  distributions                            463,229                 5,114
 Net unrealized appreciation
  (depreciation) of
  investments during the year              668,893                13,155
                                     -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,396,117                21,113
                                     -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 262,731                12,000
 Net transfers                            (143,449)              (16,709)
 Surrenders for benefit
  payments and fees                     (1,684,312)              (41,005)
 Net annuity transactions                       --                    --
                                     -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,565,030)              (45,714)
                                     -------------            ----------
 Net increase (decrease) in
  net assets                              (168,913)              (24,601)
NET ASSETS:
 Beginning of year                      14,864,762               212,171
                                     -------------            ----------
 End of year                           $14,695,849              $187,570
                                     =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 CORE PLUS                EMERGING                EMERGING
                               FIXED INCOME             MARKETS DEBT           MARKETS EQUITY
                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $334,419                 $74,188                 $(56,186)
 Net realized gain (loss) on
  security transactions               40,578                   2,517                  (10,800)
 Net realized gain on
  distributions                       70,799                  19,808                  203,888
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (183,003)                 (4,968)               2,402,576
                               -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         262,793                  91,545                2,539,478
                               -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                           102,713                   7,902                6,742,135
 Net transfers                      (169,228)                 38,798                2,163,557
 Surrenders for benefit
  payments and fees               (1,751,351)                (57,261)                (560,452)
 Net annuity transactions                 --                      --                   61,319
                               -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,817,866)                (10,561)               8,406,559
                               -------------            ------------            -------------
 Net increase (decrease) in
  net assets                      (1,555,073)                 80,984               10,946,037
NET ASSETS:
 Beginning of year                14,308,289               1,035,654                3,401,363
                               -------------            ------------            -------------
 End of year                     $12,753,216              $1,116,638              $14,347,400
                               =============            ============            =============

                                                                                     MID CAP
                                    TECHNOLOGY              HIGH YIELD                GROWTH
                                  SUB-ACCOUNT (E)          SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(905)               $129,278                $(53,248)
 Net realized gain (loss) on
  security transactions                 (38,464)                (84,280)                 10,718
 Net realized gain on
  distributions                              --                      --                 244,671
 Net unrealized appreciation
  (depreciation) of
  investments during the year            50,150                  89,336                  96,084
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             10,781                 134,334                 298,225
                                    -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  440                   6,020               3,015,696
 Net transfers                         (192,304)                (31,249)              1,079,614
 Surrenders for benefit
  payments and fees                      (2,024)               (196,685)               (133,110)
 Net annuity transactions                    --                      --                      --
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (193,888)               (221,914)              3,962,200
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets                           (183,107)                (87,580)              4,260,425
NET ASSETS:
 Beginning of year                      183,107               2,121,719               1,750,800
                                    -----------            ------------            ------------
 End of year                               $ --              $2,034,139              $6,011,225
                                    ===========            ============            ============

(e)  Fund closed effective April 28, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                U.S. MID CAP
                                    VALUE                FOCUS GROWTH
                                 SUB-ACCOUNT            SUB-ACCOUNT (F)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(113,574)               $(210,722)
 Net realized gain (loss) on
  security transactions               125,279                 (276,003)
 Net realized gain on
  distributions                     1,142,299                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         584,024                  209,885
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,738,028                 (276,840)
                                -------------            -------------
UNIT TRANSACTIONS:
 Purchases                          3,196,214                   38,259
 Net transfers                      1,505,705               (1,566,846)
 Surrenders for benefit
  payments and fees                  (877,195)              (2,848,560)
 Net annuity transactions                  --                   54,626
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 3,824,724               (4,322,521)
                                -------------            -------------
 Net increase (decrease) in
  net assets                        5,562,752               (4,599,361)
NET ASSETS:
 Beginning of year                  7,011,458               19,392,593
                                -------------            -------------
 End of year                      $12,574,210              $14,793,232
                                =============            =============

(f)  Formerly American Opportunities. Change effective July 3, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               CAPITAL           DEVELOPING
                                   BALANCED GROWTH          OPPORTUNITIES          GROWTH
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $126,634                $(71,304)           $(68,924)
 Net realized gain (loss) on
  security transactions                   110,295                 (35,826)            473,675
 Net realized gain on
  distributions                           506,837                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             333,451                 380,896              72,109
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,077,217                 273,766             476,860
                                    -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 52,989                  15,513              26,998
 Net transfers                           (215,450)                 22,620            (464,585)
 Surrenders for benefit
  payments and fees                    (1,541,167)               (830,563)           (777,035)
 Net annuity transactions                 110,229                  13,744              19,722
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,593,399)               (778,686)         (1,194,900)
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets                             (516,182)               (504,920)           (718,040)
NET ASSETS:
 Beginning of year                     10,834,682               5,360,561           5,649,630
                                    -------------            ------------       -------------
 End of year                          $10,318,500              $4,855,641          $4,931,590
                                    =============            ============       =============


                                  FLEXIBLE INCOME          DIVIDEND GROWTH      GLOBAL EQUITY
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $250,101                   $1,916            $(46,798)
 Net realized gain (loss) on
  security transactions                 (207,496)                (235,568)            375,122
 Net realized gain on
  distributions                               --                       --             591,556
 Net unrealized appreciation
  (depreciation) of
  investments during the year            162,409                2,652,134             599,760
                                    ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             205,014                2,418,482           1,519,640
                                    ------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                22,023                   91,217              30,753
 Net transfers                          (164,718)              (2,445,565)           (258,739)
 Surrenders for benefit
  payments and fees                     (687,021)              (4,551,925)         (1,392,870)
 Net annuity transactions                     --                   40,291              66,152
                                    ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (829,716)              (6,865,982)         (1,554,704)
                                    ------------            -------------       -------------
 Net increase (decrease) in
  net assets                            (624,702)              (4,447,500)            (35,064)
NET ASSETS:
 Beginning of year                     5,477,289               29,793,862           8,373,132
                                    ------------            -------------       -------------
 End of year                          $4,852,587              $25,346,362          $8,338,068
                                    ============            =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        GROWTH               MONEY MARKET
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(52,023)                $214,723
 Net realized gain (loss) on
  security transactions                    75,614                       --
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              53,939                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               77,530                  214,723
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 25,819                   23,697
 Net transfers                           (206,502)               3,922,893
 Surrenders for benefit
  payments and fees                      (430,226)              (3,987,603)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (610,909)                 (41,013)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                             (533,379)                 173,710
NET ASSETS:
 Beginning of year                      4,093,871                6,807,869
                                     ------------            -------------
 End of year                           $3,560,492               $6,981,579
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      EQUALLY-WEIGHTED         SMALL COMPANY
                                 UTILITIES                 S&P 500                 GROWTH
                                SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $44,081                 $(60,555)             $(12,452)
 Net realized gain (loss) on
  security transactions              324,898                2,071,281                 8,510
 Net realized gain on
  distributions                           --                1,360,903                45,226
 Net unrealized appreciation
  (depreciation) of
  investments during the year        694,302                  (11,819)               12,160
                               -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,063,281                3,359,810                53,444
                               -------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                            11,226                  116,358                29,306
 Net transfers                      (172,018)              (1,971,888)               40,080
 Surrenders for benefit
  payments and fees               (1,206,375)              (3,989,821)              (29,493)
 Net annuity transactions                 --                   78,984                    --
                               -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,367,167)              (5,766,367)               39,893
                               -------------            -------------            ----------
 Net increase (decrease) in
  net assets                        (303,886)              (2,406,557)               93,337
NET ASSETS:
 Beginning of year                 6,462,004               27,422,374               532,968
                               -------------            -------------            ----------
 End of year                      $6,158,118              $25,015,817              $626,305
                               =============            =============            ==========

                                                          MTB LARGE CAP          MTB LARGE CAP
                                  GLOBAL FRANCHISE        GROWTH FUND II         VALUE FUND II
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3,416)              $(3,480)                $(1,802)
 Net realized gain (loss) on
  security transactions                   23,237                   540                     342
 Net realized gain on
  distributions                           24,570                 6,981                 119,068
 Net unrealized appreciation
  (depreciation) of
  investments during the year            145,700                42,487                  67,269
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             190,091                46,528                 184,877
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                18,143               366,082               1,113,707
 Net transfers                            46,205                 2,830                 139,539
 Surrenders for benefit
  payments and fees                      (98,756)              (10,480)                (32,994)
 Net annuity transactions                     --                    --                      --
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (34,408)              358,432               1,220,252
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                             155,683               404,960               1,405,129
NET ASSETS:
 Beginning of year                       977,691               295,754                 476,358
                                    ------------            ----------            ------------
 End of year                          $1,133,374              $700,714              $1,881,487
                                    ============            ==========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     MTB MANAGED              MTB MANAGED
                                  ALLOCATION FUND --       ALLOCATION FUND --
                                  MODERATE GROWTH II      AGGRESSIVE GROWTH II
                                     SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $32,537                  $5,441
 Net realized gain (loss) on
  security transactions                     2,673                      53
 Net realized gain on
  distributions                           114,647                  10,422
 Net unrealized appreciation
  (depreciation) of
  investments during the year              28,656                  16,851
                                     ------------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              178,513                  32,767
                                     ------------              ----------
UNIT TRANSACTIONS:
 Purchases                                763,314                 301,430
 Net transfers                             12,281                   2,546
 Surrenders for benefit
  payments and fees                       (77,748)                 (2,350)
 Net annuity transactions                      --                      --
                                     ------------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       697,847                 301,626
                                     ------------              ----------
 Net increase (decrease) in
  net assets                              876,360                 334,393
NET ASSETS:
 Beginning of year                      1,531,580                  67,245
                                     ------------              ----------
 End of year                           $2,407,940                $401,638
                                     ============              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      MTB MANAGED                                        OPPENHEIMER
                                   ALLOCATION FUND --           OPPENHEIMER         CAPITAL APPRECIATION
                                 CONSERVATIVE GROWTH II        MIDCAP FUND VA               FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT (G)            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $2,710                   $(21,740)               $(261,598)
 Net realized gain (loss) on
  security transactions                        70                      3,057                    2,503
 Net realized gain on
  distributions                             2,974                         --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               1,493                     36,339                1,732,463
                                       ----------               ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                7,247                     17,656                1,473,368
                                       ----------               ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                108,944                  1,497,240               12,608,412
 Net transfers                              3,628                   (174,676)               6,447,086
 Surrenders for benefit
  payments and fees                        (8,942)                   (31,898)                (800,091)
 Net annuity transactions                      --                         --                       --
                                       ----------               ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       103,630                  1,290,666               18,255,407
                                       ----------               ------------            -------------
 Net increase (decrease) in
  net assets                              110,877                  1,308,322               19,728,775
NET ASSETS:
 Beginning of year                         92,709                    782,464               10,779,562
                                       ----------               ------------            -------------
 End of year                             $203,586                 $2,090,786              $30,508,337
                                       ==========               ============            =============

                                                                                  OPPENHEIMER
                                     OPPENHEIMER              OPPENHEIMER         MAIN STREET
                                  GLOBAL SECURITIES           MAIN STREET          SMALL CAP
                                         FUND                     FUND               FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(503,953)               $(38,334)          $(425,531)
 Net realized gain (loss) on
  security transactions                      7,419                  (9,032)              7,406
 Net realized gain on
  distributions                          1,533,842                      --             575,870
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,008,601                 638,000           3,417,056
                                    --------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,045,909                 590,634           3,574,801
                                    --------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                              60,753,785               3,764,626          23,152,354
 Net transfers                          25,293,701               1,471,166          12,235,511
 Surrenders for benefit
  payments and fees                     (2,064,053)               (247,317)         (1,363,902)
 Net annuity transactions                   47,400                      --                  --
                                    --------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     84,030,833               4,988,475          34,023,963
                                    --------------            ------------       -------------
 Net increase (decrease) in
  net assets                            94,076,742               5,579,109          37,598,764
NET ASSETS:
 Beginning of year                      17,248,880               1,813,551          13,335,034
                                    --------------            ------------       -------------
 End of year                          $111,325,622              $7,392,660         $50,933,798
                                    ==============            ============       =============

(g)  Formerly Oppenheimer Aggressive Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 PUTNAM
                                        PUTNAM                GLOBAL ASSET
                                  DIVERSIFIED INCOME           ALLOCATION
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $303,984                 $27,338
 Net realized gain (loss) on
  security transactions                      2,049                     734
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              373,519                 374,590
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               679,552                 402,662
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               9,719,423               2,320,911
 Net transfers                           4,949,493                 527,543
 Surrenders for benefit
  payments and fees                       (489,542)                (98,479)
 Net annuity transactions                    5,681                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     14,185,055               2,749,975
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            14,864,607               3,152,637
NET ASSETS:
 Beginning of year                       5,078,024               2,176,939
                                     -------------            ------------
 End of year                           $19,942,631              $5,329,576
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          PUTNAM
                                       PUTNAM          INTERNATIONAL               PUTNAM
                                 GROWTH AND INCOME        EQUITY                 INVESTORS
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,799)          $(344,060)               $(23,990)
 Net realized gain (loss) on
  security transactions                   (4,075)             18,086                   3,434
 Net realized gain on
  distributions                           39,405                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            331,677           9,091,711                 373,193
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             359,208           8,765,737                 352,637
                                    ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,218,806          22,368,754               1,984,517
 Net transfers                           431,022           9,241,319                 877,153
 Surrenders for benefit
  payments and fees                     (102,708)         (1,637,744)                (81,771)
 Net annuity transactions                     --                  --                      --
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,547,120          29,972,329               2,779,899
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets                           2,906,328          38,738,066               3,132,536
NET ASSETS:
 Beginning of year                       986,313          19,032,957                 792,809
                                    ------------       -------------            ------------
 End of year                          $3,892,641         $57,771,023              $3,925,345
                                    ============       =============            ============

                                                                                        PUTNAM
                                                                                      THE GEORGE
                                       PUTNAM                  PUTNAM                   PUTNAM
                                     NEW VALUE             SMALL CAP VALUE          FUND OF BOSTON
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(32,872)               $(337,793)                $14,356
 Net realized gain (loss) on
  security transactions                    6,638                      579                  13,852
 Net realized gain on
  distributions                          249,911                2,009,778                  77,258
 Net unrealized appreciation
  (depreciation) of
  investments during the year            631,699                2,475,873                 225,030
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             855,376                4,148,437                 330,496
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             4,540,720               22,300,319               2,987,267
 Net transfers                           953,779               10,348,720                (651,120)
 Surrenders for benefit
  payments and fees                     (182,664)              (1,162,883)               (120,932)
 Net annuity transactions                     --                       --                      --
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    5,311,835               31,486,156               2,215,215
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                           6,167,211               35,634,593               2,545,711
NET ASSETS:
 Beginning of year                     2,535,192               12,087,513               1,365,933
                                    ------------            -------------            ------------
 End of year                          $8,702,403              $47,722,106              $3,911,644
                                    ============            =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                       PUTNAM                 PUTNAM
                                       VISTA                 VOYAGER
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(9,091)               $(27,121)
 Net realized gain (loss) on
  security transactions                   1,948                   1,318
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            30,175                  92,286
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             23,032                  66,483
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              227,316               1,159,174
 Net transfers                          253,538                (594,930)
 Surrenders for benefit
  payments and fees                     (53,952)                (92,502)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     426,902                 471,742
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            449,934                 538,225
NET ASSETS:
 Beginning of year                      347,437               1,516,818
                                     ----------            ------------
 End of year                           $797,371              $2,055,043
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         PIONEER OAK
                                                       RIDGE LARGE CAP
                                   PIONEER FUND             GROWTH            PIONEER VALUE
                                  VCT PORTFOLIO         VCT PORTFOLIO         VCT PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,180)              $(8,545)              $(3,684)
 Net realized gain (loss) on
  security transactions                  1,611                   331                 2,283
 Net realized gain on
  distributions                             --                 6,547                10,511
 Net unrealized appreciation
  (depreciation) of
  investments during the year           71,477                 8,858                14,921
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            68,908                 7,191                24,031
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              36,093                90,387                11,851
 Net transfers                          16,714               149,807               (15,205)
 Surrenders for benefit
  payments and fees                    (12,054)              (34,296)              (17,781)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     40,753               205,898               (21,135)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           109,661               213,089                 2,896
NET ASSETS:
 Beginning of year                     473,582               314,646               199,032
                                    ----------            ----------            ----------
 End of year                          $583,243              $527,735              $201,928
                                    ==========            ==========            ==========


                                                        GROWTH AND
                                     ENTERPRISE           INCOME             COMSTOCK
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(17,398)          $(142,782)          $(206,524)
 Net realized gain (loss) on
  security transactions                  (52,587)             81,629              10,227
 Net realized gain on
  distributions                               --           1,048,740           2,163,222
 Net unrealized appreciation
  (depreciation) of
  investments during the year            148,347           2,089,184           4,807,286
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              78,362           3,076,771           6,774,211
                                    ------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 4,182          11,228,616          20,533,485
 Net transfers                           (24,865)          4,147,174          11,618,008
 Surrenders for benefit
  payments and fees                      (94,666)         (1,662,174)         (2,171,403)
 Net annuity transactions                     --                (822)                 --
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (115,349)         13,712,794          29,980,090
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets                             (36,987)         16,789,565          36,754,301
NET ASSETS:
 Beginning of year                     1,570,180          13,511,847          28,331,667
                                    ------------       -------------       -------------
 End of year                          $1,533,193         $30,301,412         $65,085,968
                                    ============       =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                                           AGGRESSIVE
                                  STRATEGIC GROWTH      GROWTH PORTFOLIO
                                  SUB-ACCOUNT (H)         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(4,700)              $(4,447)
 Net realized gain (loss) on
  security transactions                   2,820                  (395)
 Net realized gain on
  distributions                              --                17,267
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,278                (6,630)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                398                 5,795
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               41,178                10,018
 Net transfers                          (26,627)                  919
 Surrenders for benefit
  payments and fees                     (10,400)               (3,979)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       4,151                 6,958
                                     ----------            ----------
 Net increase (decrease) in
  net assets                              4,549                12,753
NET ASSETS:
 Beginning of year                      255,427               208,177
                                     ----------            ----------
 End of year                           $259,976              $220,930
                                     ==========            ==========

(h) Formerly Emerging Growth. Change effective August 15, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         WELLS FARGO          WELLS FARGO
                                                        ADVANTAGE VT         ADVANTAGE VT
                                    GOVERNMENT          LARGE COMPANY          SMALL CAP
                                    PORTFOLIO            GROWTH FUND          GROWTH FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (I)      SUB-ACCOUNT (J)
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,727                $(166)               $(109)
 Net realized gain (loss) on
  security transactions                    552                    8                   77
 Net realized gain on
  distributions                             --                   --                  210
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,296)                 566                1,207
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,983                  408                1,385
                                    ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                              61,858               11,106                7,404
 Net transfers                          82,609                1,180                  306
 Surrenders for benefit
  payments and fees                    (28,115)                 (25)                 (18)
 Net annuity transactions                   --                   --                   --
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    116,352               12,261                7,692
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets                           121,335               12,669                9,077
NET ASSETS:
 Beginning of year                     386,175                7,552                4,817
                                    ----------            ---------            ---------
 End of year                          $507,510              $20,221              $13,894
                                    ==========            =========            =========

                                  STI CLASSIC VT
                                    LARGE CAP          STI CLASSIC VT         STI CLASSIC VT
                                     RELATIVE              MID-CAP           LARGE CAP VALUE
                                    VALUE FUND           EQUITY FUND           EQUITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(311)               $(795)                   $233
 Net realized gain (loss) on
  security transactions                    108                 (115)                    952
 Net realized gain on
  distributions                          6,184                5,170                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,751                  847                 199,289
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,732                5,107                 200,474
                                    ----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                               6,646                8,675                 434,400
 Net transfers                          46,091                3,765                 320,862
 Surrenders for benefit
  payments and fees                         (4)                (960)                (42,963)
 Net annuity transactions                   --                   --                      --
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     52,733               11,480                 712,299
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets                            64,465               16,587                 912,773
NET ASSETS:
 Beginning of year                      57,358               53,032                 615,231
                                    ----------            ---------            ------------
 End of year                          $121,823              $69,619              $1,528,004
                                    ==========            =========            ============

(i) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

(j) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN
                                   VP BALANCED WEALTH       VP GLOBAL RESEARCH
                                   STRATEGY PORTFOLIO        GROWTH PORTFOLIO
                                    SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(22,117)                  $(857)
 Net realized gain (loss) on                   219                     107
  security transactions
 Net realized gain on                          721                      --
  distributions
 Net unrealized appreciation               209,118                  14,107
  (depreciation) of
  investments during the year
                                      ------------              ----------
 Net increase (decrease) in                187,941                  13,357
  net assets resulting from
  operations
                                      ------------              ----------
UNIT TRANSACTIONS:
 Purchases                               4,309,726                 190,216
 Net transfers                           1,256,633                  31,079
 Surrenders for benefit                    (17,951)                 (1,525)
  payments and fees
 Net annuity transactions                       --                      --
                                      ------------              ----------
 Net increase (decrease) in              5,548,408                 219,770
  net assets resulting from
  unit transactions
                                      ------------              ----------
 Net increase (decrease) in              5,736,349                 233,127
  net assets
NET ASSETS:
 Beginning of year                              --                      --
                                      ------------              ----------
 End of year                            $5,736,349                $233,127
                                      ============              ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                  VP INTERNATIONAL         VP SMALL/MID CAP        ALLIANCEBERNSTEIN
                                   VALUE PORTFOLIO         VALUE PORTFOLIO        VP VALUE PORTFOLIO
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(112,041)               $(13,194)                $(55,717)
 Net realized gain (loss) on
  security transactions                      (424)                   (172)                    (245)
 Net realized gain on
  distributions                            37,550                   9,157                   21,671
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,398,788                  78,771                  347,701
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,323,873                  74,562                  313,410
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                             18,680,923               2,734,273               10,785,453
 Net transfers                          8,412,490                 805,350                5,339,357
 Surrenders for benefit
  payments and fees                      (296,220)                (17,046)                (182,522)
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    26,797,193               3,522,577               15,942,288
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           29,121,066               3,597,139               16,255,698
NET ASSETS:
 Beginning of year                             --                      --                       --
                                    -------------            ------------            -------------
 End of year                          $29,121,066              $3,597,139              $16,255,698
                                    =============            ============            =============

                                      AMERICAN           AMERICAN                 AMERICAN
                                    FUNDS GLOBAL           FUNDS                FUNDS GROWTH
                                    GROWTH FUND         GROWTH FUND              INCOME FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,107)          $(247,637)                $(62,331)
 Net realized gain (loss) on
  security transactions                   27,293             293,716                  193,515
 Net realized gain on
  distributions                               --                  --                   96,952
 Net unrealized appreciation
  (depreciation) of
  investments during the year            345,544           3,889,946                  771,211
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             347,730           3,936,025                  999,347
                                    ------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                31,787           1,437,122                1,159,382
 Net transfers                           336,389           1,243,218                  535,369
 Surrenders for benefit
  payments and fees                     (176,258)         (1,841,089)              (1,664,479)
 Net annuity transactions                     --                  --                       --
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      191,918             839,251                   30,272
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets                             539,648           4,775,276                1,029,619
NET ASSETS:
 Beginning of year                     2,642,793          27,412,175               23,597,927
                                    ------------       -------------            -------------
 End of year                          $3,182,441         $32,187,451              $24,627,546
                                    ============       =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS            GLOBAL SMALL
                                  INTERNATIONAL FUND      CAPITALIZATION FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $17,337                $(18,482)
 Net realized gain (loss) on
  security transactions                     48,039                   9,208
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,891,626                 634,120
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations.                            1,957,002                 624,846
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 550,164                 185,271
 Net transfers                           3,959,650                 678,953
 Surrenders for benefit
  payments and fees                       (532,848)               (177,186)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,976,966                 687,038
                                     -------------            ------------
 Net increase (decrease) in
  net assets                             5,933,968               1,311,884
NET ASSETS:
 Beginning of year                       6,138,958               2,312,707
                                     -------------            ------------
 End of year                           $12,072,926              $3,624,591
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          BB&T CAPITAL
                                   BB&T MID CAP              MANAGER            BB&T LARGE CAP
                                    GROWTH VIF             EQUITY VIF              VALUE VIF
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,151)                $3,330                 $2,703
 Net realized gain (loss) on
  security transactions                     (26)                  (182)                    11
 Net realized gain on
  distributions                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            36,084                  9,135                 13,527
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations.                            33,907                 12,283                 16,241
                                    -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                              405,877                296,104                447,104
 Net transfers                           94,795                177,905                139,855
 Surrenders for benefit
  payments and fees                      (2,051)                (6,237)                  (312)
 Net annuity transactions                    --                     --                     --
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     498,621                467,772                586,647
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets                            532,528                480,055                602,888
NET ASSETS:
 Beginning of year                           --                     --                     --
                                    -----------            -----------            -----------
 End of year                           $532,528               $480,055               $602,888
                                    ===========            ===========            ===========

                                    BB&T LARGE             BB&T SPECIAL
                                      COMPANY              OPPORTUNITIES             BB&T TOTAL
                                    GROWTH VIF              EQUITY VIF             RETURN BOND VIF
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(728)                $(12,872)                 $11,339
 Net realized gain (loss) on
  security transactions                     (34)                     373                       14
 Net realized gain on
  distributions                              --                   24,367                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,108                   44,651                  (10,458)
                                    -----------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations.                             3,346                   56,519                      895
                                    -----------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              231,564                2,250,452                  698,548
 Net transfers                          167,664                  834,719                  333,432
 Surrenders for benefit
  payments and fees                      (7,775)                  (8,431)                  (1,495)
 Net annuity transactions                    --                       --                       --
                                    -----------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     391,453                3,076,740                1,030,485
                                    -----------            -------------            -------------
 Net increase (decrease) in
  net assets                            394,799                3,133,259                1,031,380
NET ASSETS:
 Beginning of year                           --                       --                       --
                                    -----------            -------------            -------------
 End of year                           $394,799               $3,133,259               $1,031,380
                                    ===========            =============            =============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    EVERGREEN VA           EVERGREEN VA
                                   BALANCED FUND           GROWTH FUND
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $635                 $(7,536)
 Net realized gain (loss) on
  security transactions                       3                     (18)
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               118                  47,746
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                756                  40,192
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              112,663                 977,245
 Net transfers                           10,017                 519,905
 Surrenders for benefit
  payments and fees                      (1,298)                (11,352)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     121,382               1,485,798
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            122,138               1,525,990
NET ASSETS:
 Beginning of year                           --                      --
                                     ----------            ------------
 End of year                           $122,138              $1,525,990
                                     ==========            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   EVERGREEN VA                                EVERGREEN VA
                                  INTERNATIONAL         EVERGREEN VA             SPECIAL
                                   EQUITY FUND           OMEGA FUND            VALUES FUND
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,814                $(131)                 $9,504
 Net realized gain (loss) on
  security transactions                     19                   12                     216
 Net realized gain on
  distributions                             --                   --                 196,129
 Net unrealized appreciation
  (depreciation) of
  investments during the year           16,304                  619                (118,186)
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            19,137                  500                  87,663
                                    ----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                             186,526                5,410               2,395,843
 Net transfers                          18,267               13,367                 564,931
 Surrenders for benefit
  payments and fees                     (1,959)                 (15)                (42,801)
 Net annuity transactions                   --                   --                      --
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    202,834               18,762               2,917,973
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets                           221,971               19,262               3,005,636
NET ASSETS:
 Beginning of year                          --                   --                      --
                                    ----------            ---------            ------------
 End of year                          $221,971              $19,262              $3,005,636
                                    ==========            =========            ============

                                  EVERGREEN VA
                                   FUNDAMENTAL          FIDELITY(R) VIP         FIDELITY(R) VIP
                                 LARGE CAP FUND          EQUITY-INCOME               GROWTH
                                 SUB-ACCOUNT (A)        SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $232                 $(82,891)               $(16,806)
 Net realized gain (loss) on
  security transactions                    18                      512                     157
 Net realized gain on
  distributions                            --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (29)                 668,810                 122,535
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              221                  586,431                 105,886
                                    ---------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             34,597               12,405,030               2,569,231
 Net transfers                          5,092                5,626,007               1,405,680
 Surrenders for benefit
  payments and fees                      (332)                (221,049)                (29,093)
 Net annuity transactions                  --                       --                      --
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    39,357               17,809,988               3,945,818
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets                           39,578               18,396,419               4,051,704
NET ASSETS:
 Beginning of year                         --                       --                      --
                                    ---------            -------------            ------------
 End of year                          $39,578              $18,396,419              $4,051,704
                                    =========            =============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------


                                    FIDELITY(R) VIP          FIDELITY(R) VIP
                                     CONTRAFUND(R)               MID CAP
                                    SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(199,314)                $(68,724)
 Net realized gain (loss) on
  security transactions                        857                      981
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,905,531                1,143,418
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,707,074                1,075,675
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              40,757,732               14,045,689
 Net transfers                          11,117,882                3,662,476
 Surrenders for benefit
  payments and fees                       (399,497)                (117,423)
 Net annuity transactions                       --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     51,476,117               17,590,742
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            54,183,191               18,666,417
NET ASSETS:
 Beginning of year                              --                       --
                                     -------------            -------------
 End of year                           $54,183,191              $18,666,417
                                     =============            =============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              FRANKLIN                FRANKLIN
                                  FIDELITY(R) VIP          SMALL-MID CAP             STRATEGIC
                                       VALUE             GROWTH SECURITIES       INCOME SECURITIES
                                     STRATEGIES                 FUND                    FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (B)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,406)               $(58,406)               $138,604
 Net realized gain (loss) on
  security transactions                       15                  45,936                   3,590
 Net realized gain on
  distributions                               --                      --                  34,472
 Net unrealized appreciation
  (depreciation) of
  investments during the year             45,512                 150,309                (163,044)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              41,121                 137,839                  13,622
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               642,658                 189,023                 352,488
 Net transfers                           392,068                 487,018               1,199,029
 Surrenders for benefit
  payments and fees                       (1,574)               (240,525)               (451,567)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,033,152                 435,516               1,099,950
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,074,273                 573,355               1,113,572
NET ASSETS:
 Beginning of year                            --               3,529,953               3,987,460
                                    ------------            ------------            ------------
 End of year                          $1,074,273              $4,103,308              $5,101,032
                                    ============            ============            ============

                                                              TEMPLETON
                                    MUTUAL SHARES             DEVELOPING              TEMPLETON
                                     SECURITIES           MARKETS SECURITIES      GROWTH SECURITIES
                                        FUND                     FUND                    FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(84,104)                $(3,965)               $(15,954)
 Net realized gain (loss) on
  security transactions                   245,348                  32,395                  26,449
 Net realized gain on
  distributions                            43,377                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             911,457                 426,546                 221,041
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,116,078                 454,976                 231,536
                                    -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                676,065                 227,360                 152,704
 Net transfers                            418,919                 483,482                 284,708
 Surrenders for benefit
  payments and fees                    (1,073,611)                (64,617)               (175,615)
 Net annuity transactions                      --                  (2,648)                     --
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        21,373                 643,577                 261,797
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets                            1,137,451               1,098,553                 493,333
NET ASSETS:
 Beginning of year                     12,329,786               1,354,316               2,970,388
                                    -------------            ------------            ------------
 End of year                          $13,467,237              $2,452,869              $3,463,721
                                    =============            ============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

(b) Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    FIFTH THIRD          FIFTH THIRD
                                     BALANCED         DISCIPLINED VALUE
                                     VIP FUND              VIP FUND
                                  SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $110                $1,119
 Net realized gain (loss) on
  security transactions                     --                  (106)
 Net realized gain on
  distributions                          1,073                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (918)                2,918
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               265                 3,931
                                     ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              52,708               559,166
 Net transfers                              10               118,107
 Surrenders for benefit
  payments and fees                        (61)               (5,035)
 Net annuity transactions                   --                    --
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     52,657               672,238
                                     ---------            ----------
 Net increase (decrease) in
  net assets                            52,922               676,169
NET ASSETS:
 Beginning of year                          --                    --
                                     ---------            ----------
 End of year                           $52,922              $676,169
                                     =========            ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIFTH THIRD          FIFTH THIRD           FIRST HORIZON
                                     MID CAP          QUALITY GROWTH       CAPITAL APPRECIATION
                                    VIP FUND             VIP FUND               PORTFOLIO
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(180)                $(92)                  $(10)
 Net realized gain (loss) on
  security transactions                     3                    6                     --
 Net realized gain on
  distributions                            --                   --                     95
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,371                1,281                    (49)
                                    ---------            ---------               --------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,194                1,195                     36
                                    ---------            ---------               --------
UNIT TRANSACTIONS:
 Purchases                             57,291               43,436                  1,456
 Net transfers                          6,100                3,695                     --
 Surrenders for benefit
  payments and fees                      (179)                (180)                    (1)
 Net annuity transactions                  --                   --                     --
                                    ---------            ---------               --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    63,212               46,951                  1,455
                                    ---------            ---------               --------
 Net increase (decrease) in
  net assets                           66,406               48,146                  1,491
NET ASSETS:
 Beginning of year                         --                   --                     --
                                    ---------            ---------               --------
 End of year                          $66,406              $48,146                 $1,491
                                    =========            =========               ========

                                  FIRST HORIZON             HARTFORD                 HARTFORD
                                   CORE EQUITY              ADVISERS            TOTAL RETURN BOND
                                    PORTFOLIO               HLS FUND                 HLS FUND
                                 SUB-ACCOUNT (A)        SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $59                 $168,618                $3,257,470
 Net realized gain (loss) on
  security transactions                    --                    1,152                      (434)
 Net realized gain on
  distributions                           171                  546,233                   332,199
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (311)                (444,468)               (3,469,633)
                                     --------             ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (81)                 271,535                   119,602
                                     --------             ------------            --------------
UNIT TRANSACTIONS:
 Purchases                              7,371                7,343,635                60,584,152
 Net transfers                             --                2,455,282                26,707,375
 Surrenders for benefit
  payments and fees                        (6)                (126,471)                 (838,955)
 Net annuity transactions                  --                       --                        --
                                     --------             ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     7,365                9,672,446                86,452,572
                                     --------             ------------            --------------
 Net increase (decrease) in
  net assets                            7,284                9,943,981                86,572,174
NET ASSETS:
 Beginning of year                         --                       --                        --
                                     --------             ------------            --------------
 End of year                           $7,284               $9,943,981               $86,572,174
                                     ========             ============            ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD
                                  DIVIDEND AND GROWTH           FOCUS
                                       HLS FUND                HLS FUND
                                    SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $459,274                  $982
 Net realized gain (loss) on
  security transactions                      2,166                (1,108)
 Net realized gain on
  distributions                          1,172,487                 2,163
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (606,774)                7,546
                                     -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,027,153                 9,583
                                     -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              31,764,927               148,782
 Net transfers                           9,409,949                66,064
 Surrenders for benefit
  payments and fees                       (351,591)               (2,502)
 Net annuity transactions                       --                    --
                                     -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     40,823,285               212,344
                                     -------------            ----------
 Net increase (decrease) in
  net assets                            41,850,438               221,927
NET ASSETS:
 Beginning of year                              --                    --
                                     -------------            ----------
 End of year                           $41,850,438              $221,927
                                     =============            ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                HARTFORD                HARTFORD
                                  GLOBAL ADVISERS          GLOBAL LEADERS        DISCIPLINED EQUITY
                                      HLS FUND                HLS FUND                HLS FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $14,504                  $2,348                 $264,890
 Net realized gain (loss) on
  security transactions                    1,026                     766                      960
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             22,585                  97,540                  982,611
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              38,115                 100,654                1,248,461
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               583,898               1,328,064               43,293,325
 Net transfers                           426,777                 576,720               21,163,546
 Surrenders for benefit
  payments and fees                      (16,532)                 (8,423)                (720,061)
 Net annuity transactions                     --                      --                       --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      994,143               1,896,361               63,736,810
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                           1,032,258               1,997,015               64,985,271
NET ASSETS:
 Beginning of year                            --                      --                       --
                                    ------------            ------------            -------------
 End of year                          $1,032,258              $1,997,015              $64,985,271
                                    ============            ============            =============

                                                              HARTFORD
                                      HARTFORD                 GROWTH                 HARTFORD
                                       GROWTH              OPPORTUNITIES             HIGH YIELD
                                      HLS FUND                HLS FUND                HLS FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(17,784)               $(17,196)                $10,851
 Net realized gain (loss) on
  security transactions                    2,720                    (198)                     46
 Net realized gain on
  distributions                           41,799                 449,914                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            114,061                 118,936                  33,823
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             140,796                 551,456                  44,720
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,808,529               5,232,172               2,982,454
 Net transfers                           720,579               2,062,125               1,324,574
 Surrenders for benefit
  payments and fees                      (18,666)                (84,313)                (30,229)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,510,442               7,209,984               4,276,799
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           3,651,238               7,761,440               4,321,519
NET ASSETS:
 Beginning of year                            --                      --                      --
                                    ------------            ------------            ------------
 End of year                          $3,651,238              $7,761,440              $4,321,519
                                    ============            ============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                HARTFORD
                                       HARTFORD              INTERNATIONAL
                                        INDEX             CAPITAL APPRECIATION
                                       HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $21,048                  $14,077
 Net realized gain (loss) on
  security transactions                      (668)                     195
 Net realized gain on
  distributions                             7,659                   85,642
 Net unrealized appreciation
  (depreciation) of
  investments during the year              13,258                  327,140
                                     ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               41,297                  427,054
                                     ------------             ------------
UNIT TRANSACTIONS:
 Purchases                              1,474,570                4,007,588
 Net transfers                            755,138                1,487,330
 Surrenders for benefit
  payments and fees                       (13,858)                 (48,305)
 Net annuity transactions                      --                       --
                                     ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,215,850                5,446,613
                                     ------------             ------------
 Net increase (decrease) in
  net assets                            2,257,147                5,873,667
NET ASSETS:
 Beginning of year                             --                       --
                                     ------------             ------------
 End of year                           $2,257,147               $5,873,667
                                     ============             ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                HARTFORD
                                   INTERNATIONAL            INTERNATIONAL              HARTFORD
                                   SMALL COMPANY            OPPORTUNITIES            MONEY MARKET
                                      HLS FUND                HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $40,187                 $(67,160)                 $50,954
 Net realized gain (loss) on
  security transactions                      306                      (61)
 Net realized gain on
  distributions                          131,848                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (5,371)               1,142,017                       --
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             166,970                1,074,796                   50,954
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,564,616               10,121,702               10,286,166
 Net transfers                           416,659                4,783,259               (1,759,249)
 Surrenders for benefit
  payments and fees                       (9,129)                (161,484)                (381,703)
 Net annuity transactions                     --                       --                       --
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,972,146               14,743,477                8,145,214
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                           2,139,116               15,818,273                8,196,168
NET ASSETS:
 Beginning of year                            --                       --                       --
                                    ------------            -------------            -------------
 End of year                          $2,139,116              $15,818,273               $8,196,168
                                    ============            =============            =============


                                      HARTFORD                HARTFORD                HARTFORD
                                MORTGAGE SECURITIES       SMALLCAP GROWTH              STOCK
                                      HLS FUND                HLS FUND                HLS FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(696)                $(9,152)                $54,449
 Net realized gain (loss) on
  security transactions                       99                   4,309                    (338)
 Net realized gain on
  distributions                               --                 575,005                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              6,156                (185,639)                226,489
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               5,559                 384,523                 280,600
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,375,117               6,493,140               5,334,155
 Net transfers                           769,632               2,612,563               1,191,319
 Surrenders for benefit
  payments and fees                      (21,285)                (97,183)                (40,419)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,123,464               9,008,520               6,485,055
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           2,129,023               9,393,043               6,765,655
NET ASSETS:
 Beginning of year                            --                      --                      --
                                    ------------            ------------            ------------
 End of year                          $2,129,023              $9,393,043              $6,765,655
                                    ============            ============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       HARTFORD
                                    U.S. GOVERNMENT             HARTFORD
                                      SECURITIES                 VALUE
                                       HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(28,680)                $14,084
 Net realized gain (loss) on
  security transactions                         58                     224
 Net realized gain on
  distributions                                 --                   2,641
 Net unrealized appreciation
  (depreciation) of
  investments during the year               41,729                  35,516
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                13,107                  52,465
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              19,818,960               1,229,280
 Net transfers                          10,932,150                 380,954
 Surrenders for benefit
  payments and fees                       (331,213)                (20,058)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     30,419,897               1,590,176
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            30,433,004               1,642,641
NET ASSETS:
 Beginning of year                              --                      --
                                     -------------            ------------
 End of year                           $30,433,004              $1,642,641
                                     =============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD            HUNTINGTON VA
                                 VALUE OPPORTUNITIES         EQUITY INCOME             INCOM()E
                                       HLS FUND                 HLS FUND             EQUITY FUND
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $14,970                  $17,262                  $203
 Net realized gain (loss) on
  security transactions                       110                    1,369                     1
 Net realized gain on
  distributions                             9,861                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             119,020                    3,804                11,710
                                     ------------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              143,961                   22,435                11,914
                                     ------------             ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              2,465,478                1,178,115               590,278
 Net transfers                          1,077,570                  375,031               164,409
 Surrenders for benefit
  payments and fees                       (16,455)                  (5,708)              (11,659)
 Net annuity transactions                      --                       --                    --
                                     ------------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,526,593                1,547,438               743,028
                                     ------------             ------------            ----------
 Net increase (decrease) in
  net assets                            3,670,554                1,569,873               754,942
NET ASSETS:
 Beginning of year                             --                       --                    --
                                     ------------             ------------            ----------
 End of year                           $3,670,554               $1,569,873              $754,942
                                     ============             ============            ==========

                                   HUNTINGTON VA                                HUNTINGTON VA
                                      DIVIDEND            HUNTINGTON VA            MID CORP
                                    CAPTURE FUND           GROWTH FUND           AMERICA FUND
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3,643                 $(976)              $(3,616)
 Net realized gain (loss) on
  security transactions                     (422)                   11                    56
 Net realized gain on
  distributions                           17,813                    16                   305
 Net unrealized appreciation
  (depreciation) of
  investments during the year                763                    (5)               36,153
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              21,797                  (954)               32,898
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,279,447               248,303               773,081
 Net transfers                           486,624                32,351               196,927
 Surrenders for benefit
  payments and fees                      (23,245)               (1,352)               (5,630)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,742,826               279,302               964,378
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                           1,764,623               278,348               997,276
NET ASSETS:
 Beginning of year                            --                    --                    --
                                    ------------            ----------            ----------
 End of year                          $1,764,623              $278,348              $997,276
                                    ============            ==========            ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   HUNTINGTON VA          HUNTINGTON VA
                                    NEW ECONOMY         ROTATING MARKETS
                                        FUND                  FUND
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,610)                  $28
 Net realized gain (loss) on
  security transactions                      92                   143
 Net realized gain on
  distributions                             133                   389
 Net unrealized appreciation
  (depreciation) of
  investments during the year            30,036                 1,323
                                     ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             27,651                 1,883
                                     ----------             ---------
UNIT TRANSACTIONS:
 Purchases                              570,003                25,680
 Net transfers                           94,549                 1,571
 Surrenders for benefit
  payments and fees                      (3,299)               (5,363)
 Net annuity transactions                    --                    --
                                     ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     661,253                21,888
                                     ----------             ---------
 Net increase (decrease) in
  net assets                            688,904                23,771
NET ASSETS:
 Beginning of year                           --                    --
                                     ----------             ---------
 End of year                           $688,904               $23,771
                                     ==========             =========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HUNTINGTON VA          HUNTINGTON VA           HUNTINGTON VA
                                INTERNATIONAL EQUITY         MACRO 100          MORTGAGE SECURITIES
                                        FUND                    FUND                   FUND
                                   SUB-ACCOUNT (C)        SUB-ACCOUNT (A)         SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $130                 $(2,452)                 $(272)
 Net realized gain (loss) on
  security transactions                       7                      88                      1
 Net realized gain on
  distributions                             130                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,105                  33,661                    687
                                      ---------              ----------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,372                  31,297                    416
                                      ---------              ----------              ---------
UNIT TRANSACTIONS:
 Purchases                               57,891                 528,168                 76,148
 Net transfers                            9,842                 124,594                 20,168
 Surrenders for benefit
  payments and fees                         (51)                 (9,597)                   (44)
 Net annuity transactions                    --                      --                     --
                                      ---------              ----------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      67,682                 643,165                 96,272
                                      ---------              ----------              ---------
 Net increase (decrease) in
  net assets                             72,054                 674,462                 96,688
NET ASSETS:
 Beginning of year                           --                      --                     --
                                      ---------              ----------              ---------
 End of year                            $72,054                $674,462                $96,688
                                      =========              ==========              =========

                                   HUNTINGTON VA            LORD ABBETT             LORD ABBETT
                                  SITUS SMALL CAP            ALL VALUE            AMERICA'S VALUE
                                        FUND                 PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,985)                $(1,748)                $26,399
 Net realized gain (loss) on
  security transactions                       78                     389                     (85)
 Net realized gain on
  distributions                            5,464                   5,673                  14,399
 Net unrealized appreciation
  (depreciation) of
  investments during the year             34,841                  63,228                 (21,732)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              35,398                  67,542                  18,981
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               931,059               1,477,786               1,274,536
 Net transfers                           288,331                 278,961                 426,069
 Surrenders for benefit
  payments and fees                       (7,172)                (47,731)                (18,484)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,212,218               1,709,016               1,682,121
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,247,616               1,776,558               1,701,102
NET ASSETS:
 Beginning of year                            --                      --                      --
                                    ------------            ------------            ------------
 End of year                          $1,247,616              $1,776,558              $1,701,102
                                    ============            ============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

(c)  From inception July 5, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                     LORD ABBETT              LORD ABBETT
                                    BOND-DEBENTURE         GROWTH AND INCOME
                                      PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $187,110                  $63,122
 Net realized gain (loss) on
  security transactions                       (47)                      58
 Net realized gain on
  distributions                            45,103                  678,120
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (205,677)                (408,749)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               26,489                  332,551
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              3,123,224                9,666,821
 Net transfers                          1,351,874                2,631,107
 Surrenders for benefit
  payments and fees                       (62,253)                 (88,951)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,412,845               12,208,977
                                     ------------            -------------
 Net increase (decrease) in
  net assets                            4,439,334               12,541,528
NET ASSETS:
 Beginning of year                             --                       --
                                     ------------            -------------
 End of year                           $4,439,334              $12,541,528
                                     ============            =============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LORD ABBETT
                                  LARGE-CAP CORE           MFS CAPITAL             MFS EMERGING
                                    PORTFOLIO          OPPORTUNITIES SERIES       GROWTH SERIES
                                 SUB-ACCOUNT (A)           SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,584)                 $(5,947)               $(9,657)
 Net realized gain (loss) on
  security transactions                     35                   14,414                 (7,773)
 Net realized gain on
  distributions                             --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           17,375                   (9,167)                65,117
                                    ----------             ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            15,826                     (700)                47,687
                                    ----------             ------------             ----------
UNIT TRANSACTIONS:
 Purchases                             611,325                      708                 53,980
 Net transfers                         102,796                   64,172                (13,477)
 Surrenders for benefit
  payments and fees                     (5,072)                (147,220)               (16,677)
 Net annuity transactions                   --                       --                     --
                                    ----------             ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    709,049                  (82,340)                23,826
                                    ----------             ------------             ----------
 Net increase (decrease) in
  net assets                           724,875                  (83,040)                71,513
NET ASSETS:
 Beginning of year                          --                1,055,071                604,566
                                    ----------             ------------             ----------
 End of year                          $724,875                 $972,031               $676,079
                                    ==========             ============             ==========

                                                                                  MFS TOTAL
                                    MFS INVESTORS           MFS INVESTORS          RETURN
                                 GROWTH STOCK SERIES         TRUST SERIES          SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,684)                $(11,832)            $61,710
 Net realized gain (loss) on
  security transactions                   21,609                   15,284              76,376
 Net realized gain on
  distributions                               --                       --             571,383
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (7,209)                  66,126            (530,160)
                                     -----------             ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               7,716                   69,578             179,309
                                     -----------             ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                13,376                   78,966             980,353
 Net transfers                          (211,476)                 240,271             480,021
 Surrenders for benefit
  payments and fees                     (147,115)                 (89,115)         (1,288,853)
 Net annuity transactions                     --                       --                  --
                                     -----------             ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (345,215)                 230,122             171,521
                                     -----------             ------------       -------------
 Net increase (decrease) in
  net assets                            (337,499)                 299,700             350,830
NET ASSETS:
 Beginning of year                       871,774                  952,850          14,513,932
                                     -----------             ------------       -------------
 End of year                            $534,275               $1,252,550         $14,864,762
                                     ===========             ============       =============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                     EQUITY AND         CORE PLUS
                                       INCOME         FIXED INCOME
                                    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,617)           $317,734
 Net realized gain (loss) on
  security transactions                     107              69,874
 Net realized gain on
  distributions                           1,822             110,666
 Net unrealized appreciation
  (depreciation) of
  investments during the year            10,128             (98,200)
                                     ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             10,440             400,074
                                     ----------       -------------
UNIT TRANSACTIONS:
 Purchases                               21,995             329,070
 Net transfers                          129,979             127,423
 Surrenders for benefit
  payments and fees                        (655)         (2,060,244)
 Net annuity transactions                    --                  --
                                     ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     151,319          (1,603,751)
                                     ----------       -------------
 Net increase (decrease) in
  net assets                            161,759          (1,203,677)
NET ASSETS:
 Beginning of year                       50,412          15,511,966
                                     ----------       -------------
 End of year                           $212,171         $14,308,289
                                     ==========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      EMERGING                EMERGING
                                    MARKETS DEBT           MARKETS EQUITY           TECHNOLOGY
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $53,777                $(16,782)              $(2,575)
 Net realized gain (loss) on
  security transactions                   20,118                  26,261                   562
 Net realized gain on
  distributions                           14,655                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              5,654                 490,902                (2,339)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              94,204                 500,381                (4,352)
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                53,966               1,719,230                 1,330
 Net transfers                           162,140                 491,593                (8,215)
 Surrenders for benefit
  payments and fees                     (158,027)                (69,815)                 (956)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       58,079               2,141,008                (7,841)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             152,283               2,641,389               (12,193)
NET ASSETS:
 Beginning of year                       883,371                 759,974               195,300
                                    ------------            ------------            ----------
 End of year                          $1,035,654              $3,401,363              $183,107
                                    ============            ============            ==========

                                                                                    U.S. MID CAP
                                     HIGH YIELD            MID CAP GROWTH              VALUE
                                    SUB-ACCOUNT           SUB-ACCOUNT (A)           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $134,129                 $(6,406)               $(65,699)
 Net realized gain (loss) on
  security transactions                  (10,568)                    274                 108,180
 Net realized gain on
  distributions                               --                      --                  77,031
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (138,456)                112,428                 475,016
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (14,895)                106,296                 594,528
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                39,886               1,242,433               1,308,152
 Net transfers                            (6,458)                409,795                 390,589
 Surrenders for benefit
  payments and fees                     (278,698)                 (7,724)               (510,763)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (245,270)              1,644,504               1,187,978
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (260,165)              1,750,800               1,782,506
NET ASSETS:
 Beginning of year                     2,381,884                      --               5,228,952
                                    ------------            ------------            ------------
 End of year                          $2,121,719              $1,750,800              $7,011,458
                                    ============            ============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                  AMERICAN
                                OPPORTUNITIES           BALANCED GROWTH
                                 SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(116,395)                $101,834
 Net realized gain (loss) on
  security transactions            (1,409,492)                 126,585
 Net realized gain on
  distributions                            --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,747,060                  526,905
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,221,173                  755,324
                                -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             72,553                   28,490
 Net transfers                     (1,700,868)              (1,306,294)
 Surrenders for benefit
  payments and fees                (2,562,231)              (1,790,547)
 Net annuity transactions              (3,078)                      --
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (4,193,624)              (3,068,351)
                                -------------            -------------
 Net increase (decrease) in
  net assets                       (1,972,451)              (2,313,027)
NET ASSETS:
 Beginning of year                 21,365,044               13,147,709
                                -------------            -------------
 End of year                      $19,392,593              $10,834,682
                                =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      CAPITAL           DEVELOPING
                                   OPPORTUNITIES          GROWTH               FLEXIBLE INCOME
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(67,233)           $(74,526)                $371,785
 Net realized gain (loss) on
  security transactions                 (291,281)            265,361                 (245,886)
 Net realized gain on
  distributions                               --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,263,800             687,956                  (50,914)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             905,286             878,791                   74,985
                                    ------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 9,205              58,210                   63,816
 Net transfers                          (415,315)           (167,024)              (1,132,961)
 Surrenders for benefit
  payments and fees                     (520,467)         (1,072,700)                (966,491)
 Net annuity transactions                  7,357              (3,379)                      --
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (919,220)         (1,184,893)              (2,035,636)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets                             (13,934)           (306,102)              (1,960,651)
NET ASSETS:
 Beginning of year                     5,374,495           5,955,732                7,437,940
                                    ------------       -------------            -------------
 End of year                          $5,360,561          $5,649,630               $5,477,289
                                    ============       =============            =============


                                   DIVIDEND GROWTH      GLOBAL EQUITY               GROWTH
                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(16,967)           $(52,793)               $(37,650)
 Net realized gain (loss) on
  security transactions                (1,225,734)            320,693                 (54,353)
 Net realized gain on
  distributions                                --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,436,410             456,442                 583,185
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,193,709             724,342                 491,182
                                    -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                466,671              20,643                 121,895
 Net transfers                         (2,624,378)           (278,238)               (202,464)
 Surrenders for benefit
  payments and fees                    (6,013,938)         (1,177,714)               (435,041)
 Net annuity transactions                 (17,670)             (3,635)                     --
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (8,189,315)         (1,438,944)               (515,610)
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets                           (6,995,606)           (714,602)                (24,428)
NET ASSETS:
 Beginning of year                     36,789,468           9,087,734               4,118,299
                                    -------------       -------------            ------------
 End of year                          $29,793,862          $8,373,132              $4,093,871
                                    =============       =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------


                                     MONEY MARKET          UTILITIES
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $97,653             $50,846
 Net realized gain (loss) on
  security transactions                         --             207,230
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                   --             637,191
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                97,653             895,267
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 209,730              32,603
 Net transfers                             544,692            (441,548)
 Surrenders for benefit
  payments and fees                     (2,910,844)           (658,911)
 Net annuity transactions                       --                  --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,156,422)         (1,067,856)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                            (2,058,769)           (172,589)
NET ASSETS:
 Beginning of year                       8,866,638           6,634,593
                                     -------------       -------------
 End of year                            $6,807,869          $6,462,004
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  EQUALLY-WEIGHTED         SMALL COMPANY
                                       S&P 500                 GROWTH           GLOBAL FRANCHISE
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(143,351)              $(6,192)             $(10,514)
 Net realized gain (loss) on
  security transactions                 2,423,889                 2,213                19,803
 Net realized gain on
  distributions                           452,356                 1,749                 1,505
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,065,987)               44,847                44,156
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,666,907                42,617                54,950
                                    -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                656,809               199,594               138,435
 Net transfers                         (3,663,997)              230,074               407,478
 Surrenders for benefit
  payments and fees                    (4,522,114)              (22,775)              (12,048)
 Net annuity transactions                      --                    --                    --
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (7,529,302)              406,893               533,865
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets                           (5,862,395)              449,510               588,815
NET ASSETS:
 Beginning of year                     33,284,769                83,458               388,876
                                    -------------            ----------            ----------
 End of year                          $27,422,374              $532,968              $977,691
                                    =============            ==========            ==========

                                                                                MTB MANAGED
                                  MTB LARGE CAP         MTB LARGE CAP        ALLOCATION FUND --
                                  GROWTH FUND II        VALUE FUND II        MODERATE GROWTH II
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(428)                $(228)                $10,864
 Net realized gain (loss) on
  security transactions                     (2)                   61                     137
 Net realized gain on
  distributions                             --                 1,696                     424
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,579                15,527                  17,222
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,149                17,056                  28,647
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                             275,842               365,785               1,110,635
 Net transfers                          16,996                95,916                 401,023
 Surrenders for benefit
  payments and fees                       (233)               (2,399)                 (8,725)
 Net annuity transactions                   --                    --                      --
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    292,605               459,302               1,502,933
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                           295,754               476,358               1,531,580
NET ASSETS:
 Beginning of year                          --                    --                      --
                                    ----------            ----------            ------------
 End of year                          $295,754              $476,358              $1,531,580
                                    ==========            ==========            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                      MTB MANAGED               MTB MANAGED
                                  ALLOCATION FUND --        ALLOCATION FUND --
                                 AGGRESSIVE GROWTH II     CONSERVATIVE GROWTH II
                                    SUB-ACCOUNT (C)           SUB-ACCOUNT (C)
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $2                    $1,170
 Net realized gain (loss) on
  security transactions                        1                        15
 Net realized gain on
  distributions                               --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                275                       624
                                       ---------                 ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                 278                     1,809
                                       ---------                 ---------
UNIT TRANSACTIONS:
 Purchases                                66,967                    89,500
 Net transfers                                --                     2,442
 Surrenders for benefit
  payments and fees                           --                    (1,042)
 Net annuity transactions                     --                        --
                                       ---------                 ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       66,967                    90,900
                                       ---------                 ---------
 Net increase (decrease) in
  net assets                              67,245                    92,709
NET ASSETS:
 Beginning of year                            --                        --
                                       ---------                 ---------
 End of year                             $67,245                   $92,709
                                       =========                 =========

(c)  From inception July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER             OPPENHEIMER              OPPENHEIMER
                                    AGGRESSIVE        CAPITAL APPRECIATION       GLOBAL SECURITIES
                                   GROWTH FUND                FUND                     FUND
                                 SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,448)                $(48,522)                $(62,880)
 Net realized gain (loss) on
  security transactions                    506                     (395)                     843
 Net realized gain on
  distributions                             --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           39,546                  361,966                1,110,859
                                    ----------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            36,604                  313,049                1,048,822
                                    ----------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             581,892                7,446,982               12,742,051
 Net transfers                         168,030                3,129,111                3,594,761
 Surrenders for benefit
  payments and fees                     (4,062)                (109,580)                (136,754)
 Net annuity transactions                   --                       --                       --
                                    ----------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    745,860               10,466,513               16,200,058
                                    ----------            -------------            -------------
 Net increase (decrease) in
  net assets                           782,464               10,779,562               17,248,880
NET ASSETS:
 Beginning of year                          --                       --                       --
                                    ----------            -------------            -------------
 End of year                          $782,464              $10,779,562              $17,248,880
                                    ==========            =============            =============

                                                             OPPENHEIMER
                                    OPPENHEIMER              MAIN STREET
                                    MAIN STREET               SMALL CAP                 PUTNAM
                                        FUND                    FUND              DIVERSIFIED INCOME
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,649)                $(55,558)               $(18,308)
 Net realized gain (loss) on
  security transactions                       54                      228                    (655)
 Net realized gain on
  distributions                               --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             53,484                  611,623                  41,264
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              45,889                  556,293                  22,301
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,020,572                8,863,306               3,649,849
 Net transfers                           755,561                4,071,557               1,457,945
 Surrenders for benefit
  payments and fees                       (8,471)                (156,122)                (52,071)
 Net annuity transactions                     --                       --                      --
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,767,662               12,778,741               5,055,723
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                           1,813,551               13,335,034               5,078,024
NET ASSETS:
 Beginning of year                            --                       --                      --
                                    ------------            -------------            ------------
 End of year                          $1,813,551              $13,335,034              $5,078,024
                                    ============            =============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                        PUTNAM                 PUTNAM
                                     GLOBAL ASSET            GROWTH AND
                                      ALLOCATION               INCOME
                                   SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(10,556)              $(4,661)
 Net realized gain (loss) on
  security transactions                    (1,610)                   51
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              68,346                32,136
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               56,180                27,526
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,931,962               799,866
 Net transfers                            202,158               164,586
 Surrenders for benefit
  payments and fees                       (13,361)               (5,665)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,120,759               958,787
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            2,176,939               986,313
NET ASSETS:
 Beginning of year                             --                    --
                                     ------------            ----------
 End of year                           $2,176,939              $986,313
                                     ============            ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM
                                    INTERNATIONAL              PUTNAM                 PUTNAM
                                       EQUITY                INVESTORS              NEW VALUE
                                   SUB-ACCOUNT (A)        SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(83,538)              $(3,326)               $(12,151)
 Net realized gain (loss) on
  security transactions                      (977)                   89                    (226)
 Net realized gain on
  distributions                                --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,265,004                36,797                  85,210
                                    -------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,180,489                33,560                  72,833
                                    -------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                             12,688,627               590,927               1,792,016
 Net transfers                          5,368,297               175,943                 693,839
 Surrenders for benefit
  payments and fees                      (204,456)               (7,621)                (23,496)
 Net annuity transactions                      --                    --                      --
                                    -------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    17,852,468               759,249               2,462,359
                                    -------------            ----------            ------------
 Net increase (decrease) in
  net assets                           19,032,957               792,809               2,535,192
NET ASSETS:
 Beginning of year                             --                    --                      --
                                    -------------            ----------            ------------
 End of year                          $19,032,957              $792,809              $2,535,192
                                    =============            ==========            ============

                                                                PUTNAM
                                                              THE GEORGE
                                       PUTNAM                   PUTNAM                 PUTNAM
                                   SMALL CAP VALUE          FUND OF BOSTON             VISTA
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(47,102)                $(5,066)              $(1,317)
 Net realized gain (loss) on
  security transactions                      (830)                   (168)                   89
 Net realized gain on
  distributions                                --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             286,390                  17,677                17,772
                                    -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              238,458                  12,443                16,544
                                    -------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              8,550,153               1,100,080               193,416
 Net transfers                          3,402,849                 272,634               139,091
 Surrenders for benefit
  payments and fees                      (103,947)                (19,224)               (1,614)
 Net annuity transactions                      --                      --                    --
                                    -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    11,849,055               1,353,490               330,893
                                    -------------            ------------            ----------
 Net increase (decrease) in
  net assets                           12,087,513               1,365,933               347,437
NET ASSETS:
 Beginning of year                             --                      --                    --
                                    -------------            ------------            ----------
 End of year                          $12,087,513              $1,365,933              $347,437
                                    =============            ============            ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------


                                        PUTNAM               PIONEER FUND
                                       VOYAGER              VCT PORTFOLIO
                                   SUB-ACCOUNT (A)        SUB-ACCOUNT (A)(D)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(8,263)               $(1,710)
 Net realized gain (loss) on
  security transactions                       266                (39,892)
 Net realized gain on
  distributions                                --                 24,964
 Net unrealized appreciation
  (depreciation) of
  investments during the year              66,286                 10,580
                                     ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               58,289                 (6,058)
                                     ------------             ----------
UNIT TRANSACTIONS:
 Purchases                              1,430,792                369,114
 Net transfers                             47,931                167,713
 Surrenders for benefit
  payments and fees                       (20,194)               (57,187)
 Net annuity transactions                      --                     --
                                     ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,458,529                479,640
                                     ------------             ----------
 Net increase (decrease) in
  net assets                            1,516,818                473,582
NET ASSETS:
 Beginning of year                             --                     --
                                     ------------             ----------
 End of year                           $1,516,818               $473,582
                                     ============             ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

(d) Effective November 4, 2005, AmSouth Select Equity Fund Sub-Account merged with Pioneer Fund VCT Portfolio Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PIONEER OAK
                                  RIDGE LARGE CAP
                                     GROWTH VCT            PIONEER VALUE
                                     PORTFOLIO             VCT PORTFOLIO             ENTERPRISE
                                 SUB-ACCOUNT (A)(E)      SUB-ACCOUNT (A)(F)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,658)                  $(753)                $(13,162)
 Net realized gain (loss) on
  security transactions                   3,709                   4,752                 (213,336)
 Net realized gain on
  distributions                              --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,034                   4,759                  319,001
                                     ----------              ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,085                   8,758                   92,503
                                     ----------              ----------             ------------
UNIT TRANSACTIONS:
 Purchases                              160,570                  66,196                    6,033
 Net transfers                          163,260                 145,568                 (208,497)
 Surrenders for benefit
  payments and fees                     (16,269)                (21,490)                (240,637)
 Net annuity transactions                    --                      --                       --
                                     ----------              ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     307,561                 190,274                 (443,101)
                                     ----------              ----------             ------------
 Net increase (decrease) in
  net assets                            314,646                 199,032                 (350,598)
NET ASSETS:
 Beginning of year                           --                      --                1,920,778
                                     ----------              ----------             ------------
 End of year                           $314,646                $199,032               $1,570,180
                                     ==========              ==========             ============


                                GROWTH AND
                                  INCOME             COMSTOCK            EMERGING GROWTH
                                SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(74,309)          $(142,156)              $(3,753)
 Net realized gain (loss) on
  security transactions               41,254               6,478                   850
 Net realized gain on
  distributions                      159,675              88,277                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        587,377             833,724                15,754
                               -------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         713,997             786,323                12,851
                               -------------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                         4,241,872          17,655,311                 7,069
 Net transfers                     2,999,088           8,101,904                33,170
 Surrenders for benefit
  payments and fees                 (679,573)           (372,542)               (2,991)
 Net annuity transactions              7,357                  --                    --
                               -------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                6,568,744          25,384,673                37,248
                               -------------       -------------            ----------
 Net increase (decrease) in
  net assets                       7,282,741          26,170,996                50,099
NET ASSETS:
 Beginning of year                 6,229,106           2,160,671               205,328
                               -------------       -------------            ----------
 End of year                     $13,511,847         $28,331,667              $255,427
                               =============       =============            ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

(e) Effective November 4, 2005, AmSouth Capital Growth Fund Sub-Account merged with Pioneer Oak Ridge Large Cap Growth VCT Portfolio Sub-Account.

(f) Effective November 4, 2005, AmSouth Value Fund Sub-Account merged with Pioneer Value VCT Portfolio Sub-Account.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------


                                     AGGRESSIVE            GOVERNMENT
                                  GROWTH PORTFOLIO         PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,343)               $2,348
 Net realized gain (loss) on
  security transactions                      81                    44
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            13,209                   160
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             10,947                 2,552
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               32,581                90,672
 Net transfers                           86,072               152,566
 Surrenders for benefit
  payments and fees                          (3)               (4,848)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     118,650               238,390
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            129,597               240,942
NET ASSETS:
 Beginning of year                       78,580               145,233
                                     ----------            ----------
 End of year                           $208,177              $386,175
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          WELLS FARGO        STI CLASSIC VT
                                    ADVANTAGE            ADVANTAGE            CAPITAL
                                  LARGE COMPANY          SMALL CAP          APPRECIATION
                                   GROWTH FUND          GROWTH FUND             FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(17)                $(11)                $(2)
 Net realized gain (loss) on
  security transactions                    1                    3                (137)
 Net realized gain on
  distributions                           --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (33)                  59                  --
                                     -------              -------              ------
 Net increase (decrease) in
  net assets resulting from
  operations                             (49)                  51                (139)
                                     -------              -------              ------
UNIT TRANSACTIONS:
 Purchases                             7,619                4,809                  --
 Net transfers                           (15)                 (41)                139
 Surrenders for benefit
  payments and fees                       (3)                  (2)                 --
 Net annuity transactions                 --                   --                  --
                                     -------              -------              ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    7,601                4,766                 139
                                     -------              -------              ------
 Net increase (decrease) in
  net assets                           7,552                4,817                  --
NET ASSETS:
 Beginning of year                        --                   --                  --
                                     -------              -------              ------
 End of year                          $7,552               $4,817                $ --
                                     =======              =======              ======

                                  STI CLASSIC VT
                                     LARGE CAP          STI CLASSIC VT         STI CLASSIC VT
                                  RELATIVE VALUE        MID-CAP EQUITY        LARGE CAP VALUE
                                       FUND                  FUND               EQUITY FUND
                                SUB-ACCOUNT (A)(G)      SUB-ACCOUNT (A)      SUB-ACCOUNT (A)(H)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(81)                  $(8)                $1,134
 Net realized gain (loss) on
  security transactions                    (74)                  (60)                    (9)
 Net realized gain on
  distributions                             --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              924                   431                  9,472
                                     ---------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               769                   363                 10,597
                                     ---------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                              43,076                50,483                357,055
 Net transfers                          13,550                 2,194                250,656
 Surrenders for benefit
  payments and fees                        (37)                   (8)                (3,077)
 Net annuity transactions                   --                    --                     --
                                     ---------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     56,589                52,669                604,634
                                     ---------             ---------             ----------
 Net increase (decrease) in
  net assets                            57,358                53,032                615,231
NET ASSETS:
 Beginning of year                          --                    --                     --
                                     ---------             ---------             ----------
 End of year                           $57,358               $53,032               $615,231
                                     =========             =========             ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

(g) Formerly STI Classic VT Growth and Income Fund Sub-Account. Change effective August 1, 2005.

(h) Formerly STI Classic VT Value Income Stock Fund Sub-Account. Change effective August 1, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively the "Sub-Accounts"): Alliance Bernstein VP Balanced Wealth Strategy Portfolio, Alliance Bernstein VP Global Research Growth Portfolio, Alliance Bernstein VP International Value Portfolio, Alliance Bernstein VP Small/Mid Cap Value Portfolio, Alliance Bernstein VP Value Portfolio, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, BB&T Mid Cap Growth VIF, BB&T Capital Manager Equity VIF, BB&T Large Cap VIF, BB&T Large Cap Growth VIF, BB&T Special Opportunities Equity VIF, BB&T Total Return Bond VIF, Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Fundamental Large Cap Fund, Fidelity(R) VIP Equity-Income, Fidelity(R) VIP Growth, Fidelity(R) VIP Contrafund(R), Fidelity(R) VIP Mid Cap, Fidelity(R) VIP Value Strategies, Franklin Small-Mid Cap Growth Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund, Fifth Third Quality Growth VIP Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Small Cap Fund, Lord Abbett All Value Portfolio, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth and Income Portfolio, Lord Abbett Large-Cap Core Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series. The Account also invests in the following Sub-Accounts of the Universal Institutional Funds Inc. Fund family: MFS Total Return Series, Equity and Income, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, High Yield, Mid Cap Growth, U.S. Mid Cap Value, Additionally the Account invests in the Morgan Stanley Select Dimension Fund family:
    American Opportunities Focus Growth, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Growth, Money Market, Utilities, Equally-Weighted S&P 500, Small Company Growth, Global Franchise, MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation Fund -- Moderate Growth II, MTB Managed Allocation Fund -- Aggressive Growth II, MTB Managed Allocation Fund -- Conservative Growth II, Oppenheimer Midcap Fund VA, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Oppenheimer Main Street Small Cap Fund, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam International Equity, Putnam Investors, Putnam New Value, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Vista, Putnam Voyager, Pioneer Fund VCT Portfolio, Pioneer Oak Ridge Large Cap Growth Portfolio, Pioneer Value VCT Portfolio, Finally the Account invests in the following Sub-Accounts, Enterprise, Growth and Income, Comstock, Strategic Growth, Aggressive Growth Portfolio, Government Portfolio, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Small Cap Growth Fund, STI Classic VT Large Cap Relative Value Fund, STI Classic VT Mid-Cap Equity Fund, and STI Classic VT Large Cap Value Equity Fund.

-------------------------------------------------------------------------------

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES AND ADMINISTRATIVE FEES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.60% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of up to 0.20% of the Account's average daily net assets.

       b) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                              PURCHASES            PROCEEDS
SUB-ACCOUNT                                    AT COST            FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VP Balanced Wealth             $15,069,573          $1,228,056
 Strategy Portfolio
AllianceBernstein VP Global Research               1,257,104             144,836
 Growth Portfolio
AllianceBernstein VP International Value          60,328,589           4,901,176
 Portfolio
AllianceBernstein VP Small/Mid Cap Value           6,822,743             463,648
 Portfolio
AllianceBernstein VP Value Portfolio              25,184,875           1,783,844
American Funds Global Growth Fund                    642,077             466,827
American Funds Growth Fund                         3,522,315           4,510,800
American Funds Growth-Income Fund                  2,820,433           3,664,130
American Funds International Fund                  3,781,877           2,713,027

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              PURCHASES            PROCEEDS
SUB-ACCOUNT                                    AT COST            FROM SALES
--------------------------------------------------------------------------------
American Funds Global Small                       $1,405,379            $666,136
 Capitalization Fund
BB&T Mid Cap Growth VIF                            2,115,135             461,862
BB&T Capital Manager Equity VIF                      893,808             112,952
BB&T Large Cap VIF                                   737,148             150,517
BB&T Large Cap Growth VIF                          1,309,947             110,059
BB&T Special Opportunities Equity VIF              4,274,509             473,517
BB&T Total Return Bond VIF                         1,139,095             250,692
Evergreen VA Balanced Fund                           177,776              32,392
Evergreen VA Growth Fund                           2,902,467             291,420
Evergreen VA International Equity Fund               586,005             124,345
Evergreen VA Omega Fund                               21,819               1,584
Evergreen VA Special Values Fund                   7,038,026             520,641
Evergreen VA Fundamental Large Cap Fund              154,229              11,555
Fidelity(R) VIP Equity-Income                     32,879,430           1,579,476
Fidelity(R) VIP Growth                            10,746,244             453,118
Fidelity(R) VIP Contrafund(R)                    172,037,700           3,311,485
Fidelity(R) VIP Mid Cap                           48,638,728           2,260,234
Fidelity(R) VIP Value Strategies                   2,229,714             234,722
Franklin Small-Mid Cap Growth Securities             470,668             602,295
 Fund
Franklin Strategic Income Securities               6,827,322             886,603
 Fund
Mutual Shares Securities Fund                      2,269,996           2,446,710
Templeton Developing Markets Securities              495,841             409,835
 Fund
Templeton Growth Securities Fund                   1,042,449             801,465
Fifth Third Balanced VIP Fund                         37,611               2,357
Fifth Third Disciplined Value VIP Fund             3,608,064             127,901
Fifth Third Mid Cap VIP Fund                         328,217              16,967
Fifth Third Quality Growth VIP Fund                      381               4,958
First Horizon Capital Appreciation                     1,274               2,230
 Portfolio
First Horizon Core Equity Portfolio                    1,669               8,150
Hartford Advisers HLS Fund                        12,315,481           1,074,421
Hartford Total Return Bond HLS Fund              160,303,202           3,904,913
Hartford Dividend and Growth HLS Fund            125,165,371           2,926,485
Hartford Focus HLS Fund                              565,136              84,469
Hartford Global Advisers HLS Fund                  2,023,359             147,023
Hartford Global Leaders HLS Fund                   3,287,986             394,667
Hartford Disciplined Equity HLS Fund             114,193,192           3,567,933
Hartford Growth HLS Fund                           5,548,374             603,834
Hartford Growth Opportunities HLS Fund            22,832,380           2,794,084
Hartford High Yield HLS Fund                      11,027,642             724,449
Hartford Index HLS Fund                            4,377,704             505,827
Hartford International Capital                    12,915,317             945,087
 Appreciation HLS Fund
Hartford International Small Company HLS           6,497,456           1,322,739
 Fund
Hartford International Opportunities HLS          33,072,590           1,745,481
 Fund
Hartford Money Market HLS Fund                    54,123,753          29,004,412
Hartford Mortgage Securities HLS Fund              5,021,299             492,398
Hartford Small Company HLS Fund                    1,515,742             123,090
Hartford SmallCap Growth HLS Fund                 14,055,085           4,371,603
Hartford Stock HLS Fund                           11,469,233           1,631,224

-------------------------------------------------------------------------------

                                              PURCHASES            PROCEEDS
SUB-ACCOUNT                                    AT COST            FROM SALES
--------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                            $63,185,179          $2,733,656
Hartford Value HLS Fund                            3,851,327             643,285
Hartford Value Opportunities HLS Fund              7,617,193             606,034
Hartford Equity Income HLS Fund                    3,943,170             452,129
Huntington VA Income Equity Fund                   1,238,241              61,689
Huntington VA Dividend Capture Fund                2,374,716             233,114
Huntington VA Growth Fund                            593,126              36,077
Huntington VA Mid Corp America Fund                1,450,972             233,265
Huntington VA New Economy Fund                     1,916,694             126,679
Huntington VA Rotating Markets Fund                  331,372              12,793
Huntington VA International Equity Fund            1,332,073              37,835
Huntington VA Macro 100 Fund                         993,709              57,699
Huntington VA Mortgage Securities Fund               602,782              23,831
Huntington VA Situs Small Cap Fund                 2,965,845             243,692
Lord Abbett All Value Portfolio                    4,949,770             478,984
Lord Abbett America's Value Portfolio              2,804,619             522,584
Lord Abbett Bond-Debenture Portfolio              11,245,440             408,444
Lord Abbett Growth and Income Portfolio           65,799,733           1,767,528
Lord Abbett Large-Cap Core Portfolio               1,761,904             243,027
MFS Capital Opportunities Series                      50,760             433,045
MFS Emerging Growth Series                            14,830              54,813
MFS Investors Growth Stock Series                      9,820             149,726
MFS Investors Trust Series                           134,756             278,618
MFS Total Return Series                            1,616,508           2,609,784
Equity and Income                                     42,896              84,901
Core Plus Fixed Income                             1,813,060           3,225,716
Emerging Markets Debt                                239,756             156,322
Emerging Markets Equity                           11,158,136           2,603,872
Technology                                            11,347             206,140
High Yield                                           362,409             455,046
Mid Cap Growth                                     4,676,909             523,285
U.S. Mid Cap Value                                 6,417,335           1,563,886
Focus Growth                                         254,880           4,788,120
Balanced Growth                                    1,198,376           2,158,305
Capital Opportunities                                811,926           1,661,915
Developing Growth                                    210,910           1,474,732
Flexible Income                                    1,256,068           1,835,682
Dividend Growth                                      555,541           7,419,630
Global Equity                                        842,762           1,852,729
Growth                                               273,808             936,741
Money Market                                       5,143,807           4,970,094
Utilities                                            260,704           1,583,785
Equally-Weighted S&P 500                           2,947,772           7,413,849
Small Company Growth                                 255,281             182,616
Global Franchise                                     285,973             299,227
MTB Large Cap Growth Fund II                         414,996              53,063
MTB Large Cap Value Fund II                        1,395,633              58,109
MTB Managed Allocation Fund -- Moderate
 Growth II                                         1,072,813             227,790

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                           PURCHASES         PROCEEDS
SUB-ACCOUNT                                                                 AT COST         FROM SALES
--------------------------------------------------------------------------------------------------------
MTB Managed Allocation Fund -- Aggressive Growth II                             $323,168          $5,679
MTB Managed Allocation Fund -- Conservative Growth II                            120,336          11,010
Oppenheimer Midcap Fund VA                                                     1,809,735         540,812
Oppenheimer Capital Appreciation Fund                                         18,760,788         766,980
Oppenheimer Global Securities Fund                                            87,053,863       1,993,023
Oppenheimer Main Street Fund                                                   5,848,714         898,561
Oppenheimer Main Street Small Cap Fund                                        35,996,946       1,822,497
Putnam Diversified Income                                                     15,676,777       1,187,724
Putnam Global Asset Allocation                                                 2,928,381         151,193
Putnam Growth and Income                                                       2,896,319         317,592
Putnam International Equity                                                   32,090,908       2,462,379
Putnam Investors                                                               2,853,994          98,083
Putnam New Value                                                               6,315,745         786,858
Putnam Small Cap Value                                                        34,463,455       1,305,110
Putnam The George Putnam Fund of Boston                                        3,779,777       1,472,943
Putnam Vista                                                                     487,146          69,335
Putnam Voyager                                                                 1,459,143       1,014,521
Pioneer Fund VCT Portfolio                                                        81,458          44,887
Pioneer Oak Ridge Large Cap Growth Portfolio                                     268,588          64,661
Pioneer Value VCT Portfolio                                                       36,244          50,552
Enterprise                                                                        17,352         150,099
Growth and Income                                                             17,341,521       2,722,731
Comstock                                                                      34,375,179       2,438,339
Strategic Growth                                                                  57,716          58,265
Aggressive Growth Portfolio                                                       31,007          11,228
Government Portfolio                                                             172,462          47,384
Wells Fargo Advantage VT Large Company Growth Fund                                12,351             255
Wells Fargo Advantage VT Small Cap Growth Fund                                     8,373             564
STI Classic VT Large Cap Relative Value Fund                                      68,271           9,665
STI Classic VT Mid-Cap Equity Fund                                                23,091           7,237
STI Classic VT Large Cap Value Equity Fund                                       820,033         107,494
                                                                        ----------------  --------------
                                                                          $1,552,977,017    $171,398,208
                                                                        ================  ==============

5.     CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                                                           UNITS         UNITS           NET INCREASE
SUB-ACCOUNT                                                                ISSUED       REDEEMED          (DECREASE)
--------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VP Balanced Wealth Strategy Portfolio                    1,356,164       100,026          1,256,138
AllianceBernstein VP Global Research Growth Portfolio                         96,185         8,709             87,476
AllianceBernstein VP International Value Portfolio                         4,651,071       378,076          4,272,995
AllianceBernstein VP Small/Mid Cap Value Portfolio                           573,463        37,689            535,774
AllianceBernstein VP Value Portfolio                                       2,221,806       153,388          2,068,418
American Funds Global Growth Fund                                             52,660        36,579             16,081
American Funds Growth Fund                                                   363,161       351,107             12,054
American Funds Growth-Income Fund                                            162,856       243,115            (80,259)
American Funds International Fund                                            410,768       220,948            189,820
American Funds Global Small Capitalization Fund                               73,044        37,071             35,973

-------------------------------------------------------------------------------

                                                                           UNITS         UNITS           NET INCREASE
SUB-ACCOUNT                                                                ISSUED       REDEEMED          (DECREASE)
--------------------------------------------------------------------------------------------------------------------------
BB&T Mid Cap Growth VIF                                                    1,249,761       289,444            960,317
BB&T Capital Manager Equity VIF                                              697,941        90,782            607,159
BB&T Large Cap Value VIF                                                     445,162        88,441            356,721
BB&T Large Company Growth VIF                                              1,276,910       102,875          1,174,035
BB&T Special Opportunities Equity VIF                                      2,887,810       279,754          2,608,056
BB&T Total Return Bond VIF                                                 1,055,305       227,647            827,658
Evergreen VA Balanced Fund                                                   176,749        30,299            146,450
Evergreen VA Growth Fund                                                   2,622,021       250,760          2,371,261
Evergreen VA International Equity Fund                                       455,886       108,108            347,778
Evergreen VA Omega Fund                                                       35,297         1,772             33,525
Evergreen VA Special Values Fund                                           3,565,018       288,108          3,276,910
Evergreen VA Fundamental Large Cap Fund                                      119,291         7,362            111,929
Fidelity(R) VIP Equity-Income                                              2,510,760       135,201          2,375,559
Fidelity(R) VIP Growth                                                     1,005,697        41,710            963,987
Fidelity(R) VIP Contrafund(R)                                             13,214,716       259,026         12,955,690
Fidelity(R) VIP Mid Cap                                                    3,881,471       181,359          3,700,112
Fidelity(R) VIP Value Strategies                                             184,729        19,647            165,082
Franklin Small-Mid Cap Growth Securities Fund                                121,883        71,502             50,381
Franklin Strategic Income Securities Fund                                    478,569        54,154            424,415
Mutual Shares Securities Fund                                                137,785       143,231             (5,446)
Templeton Developing Markets Securities Fund                                  31,827        20,298             11,529
Templeton Growth Securities Fund                                              63,066        52,828             10,238
Fifth Third Balanced VIP Fund                                                 28,470         1,044             27,426
Fifth Third Disciplined Value VIP Fund                                     2,066,523        63,849          2,002,674
Fifth Third Mid Cap VIP Fund                                                 195,408         8,078            187,330
Fifth Third Quality Growth VIP Fund                                               53         5,499             (5,446)
Hartford Advisers HLS Fund                                                 7,771,675       644,473          7,127,202
Hartford Total Return Bond HLS Fund                                       94,002,343     2,140,992         91,861,351
Hartford Dividend and Growth HLS Fund                                     70,276,828     1,528,617         68,748,211
Hartford Focus HLS Fund                                                      485,171        75,334            409,837
Hartford Global Advisers HLS Fund                                          1,401,229        95,154          1,306,075
Hartford Global Leaders HLS Fund                                           1,800,685       190,379          1,610,306
Hartford Disciplined Equity HLS Fund                                      95,354,717     2,878,644         92,476,073
Hartford Growth HLS Fund                                                   4,010,141       448,371          3,561,770
Hartford Growth Opportunities HLS Fund                                    13,317,902     1,815,633         11,502,269
Hartford High Yield HLS Fund                                               7,406,306       662,537          6,743,769
Hartford Index HLS Fund                                                    2,909,252       202,094          2,707,158
Hartford International Capital Appreciation HLS Fund                       8,014,480       619,886          7,394,594
Hartford International Small Company HLS Fund                              2,831,276       658,699          2,172,577
Hartford International Opportunities HLS Fund                             21,121,419     1,276,115         19,845,304
Hartford Money Market HLS Fund                                            44,549,963    24,282,946         20,267,017
Hartford Mortgage Securities HLS Fund                                      3,245,668       350,191          2,895,477
Hartford Small Company HLS Fund                                              767,985        53,135            714,850
Hartford SmallCap Growth HLS Fund                                          9,124,225     3,148,184          5,976,041
Hartford Stock HLS Fund                                                    8,882,986     1,429,329          7,453,657
Hartford U.S. Government Securities HLS Fund                              56,983,188     2,458,964         54,524,224
Hartford Value HLS Fund                                                    3,009,179       509,279          2,499,900
Hartford Value Opportunities HLS Fund                                      4,407,363       367,643          4,039,720

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                           UNITS         UNITS           NET INCREASE
SUB-ACCOUNT                                                                ISSUED       REDEEMED          (DECREASE)
--------------------------------------------------------------------------------------------------------------------------
Hartford Equity Income HLS Fund                                            2,960,488       351,798          2,608,690
Huntington VA Income Equity Fund                                             889,487        35,687            853,800
Huntington VA Dividend Capture Fund                                        1,227,898        99,978          1,127,920
Huntington VA Growth Fund                                                    576,705        29,613            547,092
Huntington VA Mid Corp America Fund                                          801,203        99,499            701,704
Huntington VA New Economy Fund                                             1,084,611        59,890          1,024,721
Huntington VA Rotating Markets Fund                                          192,098         2,564            189,534
Huntington VA International Equity Fund                                      101,742         2,420             99,322
Huntington VA Macro 100 Fund                                                 871,140        43,071            828,069
Huntington VA Mortgage Securities Fund                                        58,954         2,027             56,927
Huntington VA Situs Small Cap Fund                                         2,230,472       171,876          2,058,596
Lord Abbett All Value Portfolio                                              419,008        39,488            379,520
Lord Abbett America's Value Portfolio                                        239,072        34,585            204,487
Lord Abbett Bond-Debenture Portfolio                                       1,021,628        34,341            987,287
Lord Abbett Growth and Income Portfolio                                    5,698,820       151,835          5,546,985
Lord Abbett Large-Cap Core Portfolio                                         156,615        19,119            137,496
MFS Capital Opportunities Series                                              39,043        53,519            (14,476)
MFS Emerging Growth Series                                                     2,481         6,290             (3,809)
MFS Investors Growth Stock Series                                              1,301        20,433            (19,132)
MFS Investors Trust Series                                                    77,229        39,637             37,592
MFS Total Return Series                                                       66,869       178,269           (111,400)
Equity and Income                                                              2,587         5,725             (3,138)
Core Plus Fixed Income                                                       152,783       223,722            (70,939)
Emerging Markets Debt                                                          7,145         7,925               (780)
Emerging Markets Equity                                                      803,636       202,420            601,216
High Yield                                                                    35,304        39,254             (3,950)
Mid Cap Growth                                                               367,732        40,566            327,166
U.S. Mid Cap Value                                                           440,357       100,114            340,243
Focus Growth                                                                  77,229       215,996           (138,767)
Balanced Growth                                                              109,025       105,165              3,860
Capital Opportunities                                                        145,258       226,113            (80,855)
Developing Growth                                                             14,392        77,380            (62,988)
Flexible Income                                                               96,701       104,414             (7,713)
Dividend Growth                                                               67,763       313,903           (246,140)
Global Equity                                                                 15,383       117,875           (102,492)
Growth                                                                       147,627        82,183             65,444
Money Market                                                                 405,268       398,972              6,296
Utilities                                                                     36,716        64,828            (28,112)
Equally-Weighted S&P 500                                                     169,050       291,462           (122,412)
Small Company Growth                                                          12,063         8,886              3,177
Global Franchise                                                               8,953        10,801             (1,848)
MTB Large Cap Growth Fund II                                                 390,798        44,715            346,083
MTB Large Cap Value Fund II                                                1,045,256        36,689          1,008,567
MTB Managed Allocation Fund -- Moderate Growth II                            835,192       185,079            650,113
MTB Managed Allocation Fund -- Aggressive Growth II                           27,403           183             27,220
MTB Managed Allocation Fund -- Conservative Growth II                         10,715           848              9,867
Oppenheimer Midcap Fund VA                                                   162,712        46,363            116,349
Oppenheimer Capital Appreciation Fund                                      1,776,980        68,262          1,708,718

-------------------------------------------------------------------------------

                                                                           UNITS         UNITS           NET INCREASE
SUB-ACCOUNT                                                                ISSUED       REDEEMED          (DECREASE)
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                                         7,052,880       153,693          6,899,187
Oppenheimer Main Street Fund                                                 535,617        80,264            455,353
Oppenheimer Main Street Small Cap Fund                                     3,066,644       149,473          2,917,171
Putnam Diversified Income                                                    945,224        71,093            874,131
Putnam Global Asset Allocation                                               192,084         6,545            185,539
Putnam Growth and Income                                                     108,867        13,655             95,212
Putnam International Equity                                                2,100,434       159,467          1,940,967
Putnam Investors                                                             340,586         8,689            331,897
Putnam New Value                                                             317,718        39,622            278,096
Putnam Small Cap Value                                                     1,376,607        58,963          1,317,644
Putnam The George Putnam Fund of Boston                                      289,524       113,746            175,778
Putnam Vista                                                                  59,636         9,492             50,144
Putnam Voyager                                                               118,873       158,495            (39,622)
Pioneer Fund VCT Portfolio                                                    70,259        33,606             36,653
Pioneer Oak Ridge Large Cap Growth Portfolio                                 260,186        59,072            201,114
Pioneer Value VCT Portfolio                                                   24,512        44,487            (19,975)
Enterprise                                                                     1,889        16,601            (14,712)
Growth and Income                                                          1,100,620       176,531            924,089
Comstock                                                                   2,087,665       148,622          1,939,043
Strategic Growth                                                               4,909         4,636                273
Aggressive Growth Portfolio                                                    1,165           594                571
Government Portfolio                                                          15,221         3,656             11,565
Wells Fargo Advantage VT Large Company Growth Fund                            12,052            89             11,963
Wells Fargo Advantage VT Small Cap Growth Fund                                 6,180           352              5,828
STI Classic VT Large Cap Relative Value Fund                                  36,234         4,677             31,557
STI Classic VT Mid-Cap Equity Fund                                            10,322         3,578              6,744
STI Classic VT Large Cap Value Equity Fund                                   482,486        55,272            427,214

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                                            UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                                ISSUED        REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VP Balanced Wealth Strategy Portfolio                       542,335         2,888        539,447
AllianceBernstein VP Global Research Growth Portfolio                          19,792           275         19,517
AllianceBernstein VP International Value Portfolio                          2,699,023        59,642      2,639,381
AllianceBernstein VP Small/Mid Cap Value Portfolio                            351,691        10,621        341,070
AllianceBernstein VP Value Portfolio                                        1,599,320        19,215      1,580,105
American Funds Global Growth Fund                                              48,661        30,414         18,247
American Funds Growth Fund                                                    555,428       388,386        167,042
American Funds Growth-Income Fund                                             321,877       274,814         47,063
American Funds International Fund                                             711,511       135,265        576,246
American Funds Global Small Capitalization Fund                                81,503        28,646         52,857
BB&T Mid Cap Growth VIF                                                       352,253         6,455        345,798
BB&T Capital Manager Equity VIF                                               517,496        72,516        444,980
BB&T Large Cap Value VIF                                                      399,564            23        399,541
BB&T Large Company Growth VIF                                                 390,111        15,644        374,467
BB&T Special Opportunities Equity VIF                                       2,574,532        97,441      2,477,091
BB&T Total Return Bond VIF                                                  1,022,455        13,352      1,009,103
Evergreen VA Balanced Fund                                                    131,981         1,336        130,645

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                            UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                                ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund                                                    1,607,189        43,964      1,563,225
Evergreen VA International Equity Fund                                        202,722         3,621        199,101
Evergreen VA Omega Fund                                                        32,343         3,012         29,331
Evergreen VA Special Values Fund                                            2,104,508        28,279      2,076,229
Evergreen VA Fundamental Large Cap Fund                                        34,132           257         33,875
Fidelity(R) VIP Equity-Income                                               1,796,550        23,149      1,773,401
Fidelity(R) VIP Growth                                                        385,707         4,496        381,211
Fidelity(R) VIP Contrafund(R)                                               4,828,230        41,218      4,787,012
Fidelity(R) VIP Mid Cap                                                     1,688,952        17,765      1,671,187
Fidelity(R) VIP Value Strategies                                              103,358           132        103,226
Franklin Small-Mid Cap Growth Securities Fund                                 184,504        51,127        133,377
Franklin Strategic Income Securities Fund                                     128,659        46,416         82,243
Mutual Shares Securities Fund                                                 196,251       150,099         46,152
Templeton Developing Markets Securities Fund                                   66,045        20,559         45,486
Templeton Growth Securities Fund                                               44,671        22,335         22,336
Fifth Third Balanced VIP Fund                                                  43,338            16         43,322
Fifth Third Disciplined Value VIP Fund                                        440,641        11,171        429,470
Fifth Third Mid Cap VIP Fund                                                   40,702           146         40,556
Fifth Third Quality Growth VIP Fund                                            64,985           401         64,584
First Horizon Capital Appreciation Portfolio                                    1,084            --          1,084
First Horizon Core Equity Portfolio                                             7,779            --          7,779
Hartford Advisers HLS Fund                                                  7,590,306       243,446      7,346,860
Hartford Total Return Bond HLS Fund                                        56,647,242       213,177     56,434,065
Hartford Dividend and Growth HLS Fund                                      29,308,815       319,148     28,989,667
Hartford Focus HLS Fund                                                       253,625        43,130        210,495
Hartford Global Advisers HLS Fund                                             914,257        69,901        844,356
Hartford Global Leaders HLS Fund                                            1,323,906       109,162      1,214,744
Hartford Disciplined Equity HLS Fund                                       57,816,422       456,987     57,359,435
Hartford Growth HLS Fund                                                    3,053,360       186,749      2,866,611
Hartford Growth Opportunities HLS Fund                                      5,597,171       185,650      5,411,521
Hartford High Yield HLS Fund                                                3,475,357        78,624      3,396,733
Hartford Index HLS Fund                                                     1,851,340        26,065      1,825,275
Hartford International Capital Appreciation HLS Fund                        4,562,501       125,751      4,436,750
Hartford International Small Company HLS Fund                               1,228,136        18,630      1,209,506
Hartford International Opportunities HLS Fund                              13,389,359       193,282     13,196,077
Hartford Money Market HLS Fund                                             11,456,799     4,807,447      6,649,352
Hartford Mortgage Securities HLS Fund                                       1,617,884        29,268      1,588,616
Hartford SmallCap Growth HLS Fund                                           8,183,566     1,162,536      7,021,030
Hartford Stock HLS Fund                                                     6,111,862       311,351      5,800,511
Hartford U.S. Government Securities HLS Fund                               28,456,321       228,520     28,227,801
Hartford Value HLS Fund                                                     1,503,442        22,893      1,480,549
Hartford Value Opportunities HLS Fund                                       2,762,663       121,915      2,640,748
Hartford Equity Income HLS Fund                                             1,453,859       135,823      1,318,036
Huntington VA Income Equity Fund                                              593,743         7,560        586,183
Huntington VA Dividend Capture Fund                                         1,100,663        61,221      1,039,442
Huntington VA Growth Fund                                                     236,387           778        235,609
Huntington VA Mid Corp America Fund                                           606,631         7,053        599,578
Huntington VA New Economy Fund                                                421,364         1,622        419,742

-------------------------------------------------------------------------------

                                                                            UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                                ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------------------------------------
Huntington VA Rotating Markets Fund                                            21,059         4,334         16,725
Huntington VA International Equity Fund                                         6,209            15          6,194
Huntington VA Macro 100 Fund                                                  629,248        10,300        618,948
Huntington VA Mortgage Securities Fund                                          9,661            --          9,661
Huntington VA Situs Small Cap Fund                                            970,600        10,073        960,527
Lord Abbett All Value Portfolio                                               172,385         3,759        168,626
Lord Abbett America's Value Portfolio                                         168,739         2,094        166,645
Lord Abbett Bond-Debenture Portfolio                                          457,624        11,168        446,456
Lord Abbett Growth and Income Portfolio                                     1,266,288        36,577      1,229,711
Lord Abbett Large-Cap Core Portfolio                                           69,375           891         68,484
MFS Capital Opportunities Series                                               22,574        32,393         (9,819)
MFS Emerging Growth Series                                                     23,750        18,536          5,214
MFS Investors Growth Stock Series                                               7,975        62,934        (54,959)
MFS Investors Trust Series                                                    140,626        30,090        110,536
MFS Total Return Series                                                       246,236       183,517         62,719
Equity and Income                                                              12,216           259         11,957
Core Plus Fixed Income                                                        235,318       259,580        (24,262)
Emerging Markets Debt                                                          15,676        13,640          2,036
Emerging Markets Equity                                                       214,730        10,478        204,252
Technology                                                                      3,322         6,929         (3,607)
High Yield                                                                     27,649        42,395        (14,746)
Mid Cap Growth                                                                150,295         1,035        149,260
U.S. Mid Cap Value                                                            186,439        67,692        118,747
American Opportunities                                                         13,893       221,712       (207,819)
Balanced Growth                                                               435,450       177,094        258,356
Capital Opportunities                                                          98,269       246,795       (148,526)
Developing Growth                                                              23,063        63,193        (40,130)
Flexible Income                                                                75,426       233,637       (158,211)
Dividend Growth                                                               121,904       366,116       (244,212)
Global Equity                                                                  28,470        89,931        (61,461)
Growth                                                                        207,329       118,715         88,614
Money Market                                                                  222,582       429,891       (207,309)
Utilities                                                                     151,317        66,487         84,830
Equally-Weighted S&P 500                                                      290,917       467,744       (176,827)
Small Company Growth                                                           44,178         8,568         35,610
Global Franchise                                                               49,787        12,786         37,001
MTB Large Cap Growth Fund II                                                  299,142         5,891        293,251
MTB Large Cap Value Fund II                                                   425,306         5,458        419,848
MTB Managed Allocation Fund -- Moderate Growth II                           1,473,067        10,560      1,462,507
MTB Managed Allocation Fund -- Aggressive Growth II                             6,373            --          6,373
MTB Managed Allocation Fund -- Conservative Growth II                           9,222           102          9,120
Oppenheimer Aggressive Growth Fund                                             73,459         2,576         70,883
Oppenheimer Capital Appreciation Fund                                       1,044,267        20,175      1,024,092
Oppenheimer Global Securities Fund                                          1,527,688        20,591      1,507,097
Oppenheimer Main Street Fund                                                  177,687         3,225        174,462
Oppenheimer Main Street Small Cap Fund                                      1,237,699        12,933      1,224,766
Putnam Diversified Income                                                     345,828        10,017        335,811

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                            UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                                                ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                                                187,474        28,551        158,923
Putnam Growth and Income                                                       53,007         1,961         51,046
Putnam International Equity                                                 1,571,936        33,463      1,538,473
Putnam Investors                                                              102,268           661        101,607
Putnam New Value                                                              144,510         1,600        142,910
Putnam Small Cap Value                                                        557,025         6,645        550,380
Putnam The George Putnam of Boston                                            114,694         4,500        110,194
Putnam Vista                                                                   43,615           518         43,097
Putnam Voyager                                                                169,067         2,154        166,913
Pioneer Fund VCT Portfolio                                                    615,389       150,463        464,926
Pioneer Oak Ridge Large Cap Growth VCT Portfolio                              330,583        27,308        303,275
Pioneer Value VCT Portfolio                                                   271,278        71,945        199,333
Enterprise                                                                      7,509        72,377        (64,868)
Growth and Income                                                             639,974        87,509        552,465
Comstock                                                                    1,810,692        39,813      1,770,879
Emerging Growth                                                                 4,232         1,260          2,972
Aggressive Growth Portfolio                                                    10,703           220         10,483
Government Portfolio                                                           24,359           690         23,669
Wells Fargo Advantage Large Company Growth Fund                                 7,166            14          7,152
Wells Fargo Advantage Small Cap Growth Fund                                     4,193            37          4,156
STI Classic VT Capital Appreciation Fund                                       29,286        29,286             --
STI Classic VT Large Cap Relative Value Fund                                   43,290         6,279         37,011
STI Classic VT Mid-Cap Equity Fund                                             36,973         4,871         32,102
STI Classic VT Large Cap Value Equity Fund                                    407,339         3,293        404,046

6.    FINANCIAL HIGHLIGHTS:

The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP BALANCED WEALTH
 STRATEGY PORTFOLIO
 2006  Lowest contract charges                 2,763    $12.097214             $33,419
    Highest contract charges                  42,131     11.735880             494,452
    Remaining contract charges             1,750,691            --          20,879,957
 2005  Lowest contract charges                50,342     10.678542             537,579
    Highest contract charges                   7,224     10.567251              76,333
    Remaining contract charges               481,881            --           5,122,437
ALLIANCEBERNSTEIN VP GLOBAL RESEARCH
 GROWTH PORTFOLIO
 2006  Lowest contract charges                   142     13.699024               1,939
    Highest contract charges                   3,580     13.327881              47,723
    Remaining contract charges               103,271            --           1,395,263
 2005  Lowest contract charges                 3,486     11.997909              41,819
    Highest contract charges                     136     11.898589               1,622
    Remaining contract charges                15,895            --             189,686

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
ALLIANCEBERNSTEIN VP BALANCED WEALTH
 STRATEGY PORTFOLIO
 2006  Lowest contract charges                0.75%            0.79%             12.91%
    Highest contract charges                  2.40%            0.50%             11.06%
    Remaining contract charges                  --               --                 --
 2005  Lowest contract charges                1.12%            0.11%              9.59%
    Highest contract charges                  2.37%            0.55%              8.68%
    Remaining contract charges                  --               --                 --
ALLIANCEBERNSTEIN VP GLOBAL RESEARCH
 GROWTH PORTFOLIO
 2006  Lowest contract charges                0.73%              --              13.88%
    Highest contract charges                  2.38%              --              12.01%
    Remaining contract charges                  --               --                 --
 2005  Lowest contract charges                1.11%              --              19.98%
    Highest contract charges                  2.38%              --              18.99%
    Remaining contract charges                  --               --                 --

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP INTERNATIONAL
 VALUE PORTFOLIO
 2006  Lowest contract charges                 4,887    $14.909092             $72,868
    Highest contract charges                 116,807     14.464028           1,689,486
    Remaining contract charges             6,790,682            --          99,756,572
 2005  Lowest contract charges                   100     11.117122               1,110
    Highest contract charges                  81,587     10.964475             894,562
    Remaining contract charges             2,557,694            --          28,225,394
ALLIANCEBERNSTEIN VP SMALL/MID CAP
 VALUE PORTFOLIO
 2006  Lowest contract charges                   708     12.039175               8,521
    Highest contract charges                   2,999     11.679520              35,040
    Remaining contract charges               873,137            --          10,358,027
 2005  Lowest contract charges                   396     10.621426               4,209
    Highest contract charges                     509     10.471156               5,327
    Remaining contract charges               340,165            --           3,587,603
ALLIANCEBERNSTEIN VP VALUE PORTFOLIO
 2006  Lowest contract charges                 4,314     12.452476              53,724
    Highest contract charges                   1,158     12.069459              13,980
    Remaining contract charges             3,643,051            --          44,678,799
 2005  Lowest contract charges               257,334     10.331580           2,658,663
    Highest contract charges                   1,296     10.219611              13,249
    Remaining contract charges             1,321,475            --          13,583,786
AMERICAN FUNDS GLOBAL GROWTH FUND
 2006  Lowest contract charges                13,039      1.666306              21,727
    Highest contract charges                   9,950     10.658295             106,049
    Remaining contract charges               308,964            --           3,857,205
 2005  Lowest contract charges                13,039      1.401769              18,278
    Highest contract charges                   5,435      9.083466              49,369
    Remaining contract charges               297,398            --           3,114,794
 2004  Lowest contract charges                13,037      1.244884              16,232
    Highest contract charges                   4,780      8.172367              39,066
    Remaining contract charges               279,808            --           2,587,495
 2003  Lowest contract charges                13,039      1.111293              14,490
    Highest contract charges                   4,583     10.434278              47,823
    Remaining contract charges               240,727            --           1,941,944
 2002  Lowest contract charges                26,605      7.963333             211,866
    Highest contract charges                  25,142      5.602521             140,857
    Remaining contract charges               132,866            --             749,999

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
ALLIANCEBERNSTEIN VP INTERNATIONAL
 VALUE PORTFOLIO
 2006  Lowest contract charges                0.75%            0.71%             34.11%
    Highest contract charges                  2.40%            1.23%             31.92%
    Remaining contract charges                  --               --                 --
 2005  Lowest contract charges                0.86%            0.74%             19.17%
    Highest contract charges                  2.35%            0.17%             17.87%
    Remaining contract charges                  --               --                 --
ALLIANCEBERNSTEIN VP SMALL/MID CAP
 VALUE PORTFOLIO
 2006  Lowest contract charges                0.75%            0.25%             13.35%
    Highest contract charges                  2.40%            0.21%             11.49%
    Remaining contract charges                  --               --                 --
 2005  Lowest contract charges                0.75%            0.41%             12.68%
    Highest contract charges                  2.41%            0.98%             11.41%
    Remaining contract charges                  --               --                 --
ALLIANCEBERNSTEIN VP VALUE PORTFOLIO
 2006  Lowest contract charges                0.75%            0.93%             20.13%
    Highest contract charges                  2.45%            0.77%             18.10%
    Remaining contract charges                  --               --                 --
 2005  Lowest contract charges                1.12%            0.19%              7.24%
    Highest contract charges                  2.43%            1.44%              6.32%
    Remaining contract charges                  --               --                 --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2006  Lowest contract charges                1.30%            0.87%             18.87%
    Highest contract charges                  2.59%            0.61%             17.34%
    Remaining contract charges                  --               --                 --
 2005  Lowest contract charges                1.30%            0.67%             12.60%
    Highest contract charges                  2.59%            0.67%             11.15%
    Remaining contract charges                  --               --                 --
 2004  Lowest contract charges                1.30%            0.44%             12.02%
    Highest contract charges                  2.59%            0.56%             10.58%
    Remaining contract charges                  --               --                 --
 2003  Lowest contract charges                1.24%              --              33.53%
    Highest contract charges                  1.43%              --              29.34%
    Remaining contract charges                  --               --                 --
 2002  Lowest contract charges                1.40%            0.91%            (15.83)%
    Highest contract charges                  1.82%              --             (16.21)%
    Remaining contract charges                  --               --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges             348,660     $1.394084            $486,062
    Highest contract charges                44,571      9.506472             423,712
    Remaining contract charges           2,961,197            --          33,035,537
 2005  Lowest contract charges             252,224      1.281399             323,199
    Highest contract charges                42,523      8.852411             376,435
    Remaining contract charges           3,047,627            --          31,487,817
 2004  Lowest contract charges             178,363      1.117260             199,278
    Highest contract charges                23,616      7.819403             184,664
    Remaining contract charges           2,973,353            --          27,028,232
 2003  Lowest contract charges             103,201      1.006145             103,835
    Highest contract charges                 1,633      7.133854              11,653
    Remaining contract charges           2,470,547            --          19,719,704
 2002  Lowest contract charges             198,250      7.753191           1,537,069
    Highest contract charges               179,378      5.347177             959,165
    Remaining contract charges             839,360            --           4,522,071
AMERICAN FUNDS GROWTH-INCOME FUND
 2006  Lowest contract charges              69,629      1.335895              93,017
    Highest contract charges                10,626     13.540353             143,875
    Remaining contract charges           1,879,007            --          26,140,007
 2005  Lowest contract charges              41,179      1.174773              48,376
    Highest contract charges                10,307     12.063035             124,336
    Remaining contract charges           1,988,035            --          24,454,834
 2004  Lowest contract charges             328,740     11.817193           3,884,782
    Highest contract charges                 5,094     11.698456              59,597
    Remaining contract charges           1,658,622            --          19,653,548
 2003  Lowest contract charges             279,723     10.857374           3,037,059
    Highest contract charges                 1,086     10.878053              11,813
    Remaining contract charges           1,283,434            --          14,099,748
 2002  Lowest contract charges             224,186      8.314302           1,863,952
    Highest contract charges               112,424      8.423390             946,990
    Remaining contract charges             624,254            --           5,297,955
AMERICAN FUNDS INTERNATIONAL FUND
 2006  Lowest contract charges             367,792      1.786074             656,905
    Highest contract charges                15,615     10.801046             168,652
    Remaining contract charges           1,092,311            --          14,360,070
 2005  Lowest contract charges             248,186      1.520816             377,446
    Highest contract charges                17,101      9.317239             159,332
    Remaining contract charges           1,020,611            --          11,536,148
 2004  Lowest contract charges              39,749      1.268031              50,407
    Highest contract charges                 6,911      7.870167              54,392
    Remaining contract charges             662,992            --           6,034,159
 2003  Lowest contract charges              25,692      9.940938             255,398
    Highest contract charges                   856      9.764532               8,358
    Remaining contract charges             409,265            --           2,871,640
 2002  Lowest contract charges               4,359      7.475572              32,586
    Highest contract charges                26,643      5.147737             137,153
    Remaining contract charges             245,074            --           1,271,087

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges                1.30%             0.92%              8.79%
    Highest contract charges                  2.60%             0.81%              7.39%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.29%             0.73%             14.69%
    Highest contract charges                  2.58%             0.84%             13.21%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.29%             0.25%             11.04%
    Highest contract charges                  2.57%             0.31%              9.61%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.28%             0.55%             35.04%
    Highest contract charges                  1.58%             0.31%             24.34%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                1.40%             0.03%            (25.51)%
    Highest contract charges                  1.81%             0.17%            (25.84)%
    Remaining contract charges                  --                --                 --
AMERICAN FUNDS GROWTH-INCOME FUND
 2006  Lowest contract charges                1.30%             2.09%             13.72%
    Highest contract charges                  2.60%             1.58%             12.25%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.29%             2.32%              4.47%
    Highest contract charges                  2.57%             1.86%              3.12%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.40%             0.93%              8.84%
    Highest contract charges                  2.59%             1.23%              7.54%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.40%             1.21%             30.59%
    Highest contract charges                  1.58%             2.50%             24.33%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                1.40%             1.36%            (19.48)%
    Highest contract charges                  1.81%             5.42%            (19.84)%
    Remaining contract charges                  --                --                 --
AMERICAN FUNDS INTERNATIONAL FUND
 2006  Lowest contract charges                1.30%             2.05%             17.44%
    Highest contract charges                  2.60%             1.61%             15.93%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.29%             2.20%             19.94%
    Highest contract charges                  2.58%             1.93%             18.39%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.28%             2.64%             17.78%
    Highest contract charges                  2.51%             5.67%             16.26%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.39%             2.43%             32.98%
    Highest contract charges                  1.40%             4.98%             34.26%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                1.40%             1.79%            (16.03)%
    Highest contract charges                  1.77%             5.92%            (16.41)%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2006  Lowest contract charges              91,929     $2.063188            $189,667
    Highest contract charges                 1,866     14.590139              27,213
    Remaining contract charges             276,456            --           4,820,773
 2005  Lowest contract charges              91,929      1.684898             154,892
    Highest contract charges                 1,597     12.070920              19,280
    Remaining contract charges             240,752            --           3,450,419
 2004  Lowest contract charges              91,929      1.361722             125,182
    Highest contract charges                 1,285      9.883142              12,698
    Remaining contract charges             188,207            --           2,174,827
 2003  Lowest contract charges              91,929      1.141236             104,913
    Highest contract charges                 7,682     11.602372              89,133
    Remaining contract charges              87,496            --             791,276
 2002  Lowest contract charges               4,103      7.782819              31,936
    Highest contract charges                 7,366      5.604562              41,286
    Remaining contract charges              40,197            --             226,984
BB&T MID CAP GROWTH VIF
 2006  Lowest contract charges             362,143      1.521650             551,054
    Highest contract charges                 3,258      1.457705               4,750
    Remaining contract charges             940,714            --           1,533,438
 2005  Lowest contract charges             135,916      1.490627             202,600
    Highest contract charges                 5,756      1.643177               9,458
    Remaining contract charges             204,126            --             320,470
BB&T CAPITAL MANAGER EQUITY VIF
 2006  Lowest contract charges             612,937      1.173652             719,375
    Highest contract charges               273,515      1.644496             449,795
    Remaining contract charges             165,687            --             189,941
 2005  Lowest contract charges             385,299      1.025898             395,277
    Highest contract charges                56,273      1.444668              81,296
    Remaining contract charges               3,408            --               3,482
BB&T LARGE CAP VALUE VIF
 2006  Lowest contract charges             253,501      1.841882             466,920
    Highest contract charges                 4,818      1.734298               8,355
    Remaining contract charges             497,943            --             890,712
 2005  Lowest contract charges              71,748      1.536222             110,221
    Highest contract charges                 6,302      1.460300               9,203
    Remaining contract charges             321,491            --             483,464

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2006  Lowest contract charges                1.30%             0.46%             22.45%
    Highest contract charges                  2.60%             0.49%             20.87%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.30%             0.97%             23.73%
    Highest contract charges                  2.59%             1.00%             22.14%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.30%               --              19.32%
    Highest contract charges                  2.56%               --              17.78%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.28%               --              51.55%
    Highest contract charges                  1.90%               --              50.57%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                1.39%             0.96%            (20.18)%
    Highest contract charges                  1.83%               --             (20.54)%
    Remaining contract charges                  --                --                 --
BB&T MID CAP GROWTH VIF
 2006  Lowest contract charges                1.15%             0.23%              2.08%
    Highest contract charges                  2.41%               --               0.81%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.12%               --              23.22%
    Highest contract charges                  2.05%               --              22.45%
    Remaining contract charges                  --                --                 --
BB&T CAPITAL MANAGER EQUITY VIF
 2006  Lowest contract charges                1.15%             1.13%             14.40%
    Highest contract charges                  1.64%             1.19%             13.83%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.11%             3.18%              9.26%
    Highest contract charges                  1.55%            10.72%              8.89%
    Remaining contract charges                  --                --                 --
BB&T LARGE CAP VALUE VIF
 2006  Lowest contract charges                1.15%             1.32%             19.90%
    Highest contract charges                  2.10%             1.36%             18.76%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.12%             2.85%              6.88%
    Highest contract charges                  2.04%             2.75%              6.20%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
BB&T LARGE COMPANY GROWTH VIF
 2006  Lowest contract charges                 713,652      $1.015450          $724,678
    Highest contract charges                     4,465       0.972778             4,343
    Remaining contract charges                 830,385             --           913,937
 2005  Lowest contract charges                  95,538       0.986857            94,282
    Highest contract charges                       348       0.957276               333
    Remaining contract charges                 278,581             --           300,184
BB&T SPECIAL OPPORTUNITIES EQUITY VIF
 2006  Lowest contract charges               1,597,994       1.567011         2,504,073
    Highest contract charges                    18,105       1.524647            27,606
    Remaining contract charges               3,469,048             --         5,375,209
 2005  Lowest contract charges                 618,270       1.271051           785,852
    Highest contract charges                     7,267       1.255389             9,123
    Remaining contract charges               1,851,554             --         2,338,284
BB&T TOTAL RETURN BOND VIF
 2006  Lowest contract charges                 932,454       1.048296           977,488
    Highest contract charges                   572,194       1.035633           592,584
    Remaining contract charges                 332,113             --           345,634
 2005  Lowest contract charges                 525,006       1.024796           538,024
    Highest contract charges                   291,419       1.017495           296,500
    Remaining contract charges                 192,678             --           196,856
EVERGREEN VA BALANCED FUND
 2006  Lowest contract charges                  39,522       1.055993            41,735
    Highest contract charges                    53,021       0.995492            52,782
    Remaining contract charges                 184,552             --           188,284
 2005  Lowest contract charges                   1,523       0.972446             1,481
    Highest contract charges                    28,809       0.925472            26,662
    Remaining contract charges                 100,313             --            93,995
EVERGREEN VA GROWTH FUND
 2006  Lowest contract charges                 663,423       1.444366           958,226
    Highest contract charges                   102,923       0.997024           102,617
    Remaining contract charges               3,168,140             --         3,260,930
 2005  Lowest contract charges                 124,839       1.315864           164,272
    Highest contract charges                    79,855       0.919738            73,445
    Remaining contract charges               1,358,531             --         1,288,273
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2006  Lowest contract charges                  46,785       2.015588            94,300
    Highest contract charges                    13,829       1.193327            16,502
    Remaining contract charges                 486,265             --           613,663
 2005  Lowest contract charges                  10,168       1.655468            16,833
    Highest contract charges                    13,829       0.992443            13,724
    Remaining contract charges                 175,104             --           191,414

                                                              INVESTMENT
                                             EXPENSE            INCOME          TOTAL
SUB-ACCOUNT                                  RATIO*             RATIO**       RETURN***
--------------------------------------  -----------------------------------------------------
BB&T LARGE COMPANY GROWTH VIF
 2006  Lowest contract charges                  1.15%              0.51%            2.90%
    Highest contract charges                    2.38%              0.52%            1.62%
    Remaining contract charges                    --                 --               --
 2005  Lowest contract charges                  1.12%              0.71%            6.47%
    Highest contract charges                    2.17%              2.77%            5.59%
    Remaining contract charges                    --                 --               --
BB&T SPECIAL OPPORTUNITIES EQUITY VIF
 2006  Lowest contract charges                  1.15%              0.06%           23.29%
    Highest contract charges                    2.38%              0.05%           21.75%
    Remaining contract charges                    --                 --               --
 2005  Lowest contract charges                  1.12%                --             7.89%
    Highest contract charges                    2.05%                --             7.21%
    Remaining contract charges                    --                 --               --
BB&T TOTAL RETURN BOND VIF
 2006  Lowest contract charges                  1.15%              4.33%            2.29%
    Highest contract charges                    1.65%              4.33%            1.78%
    Remaining contract charges                    --                 --               --
 2005  Lowest contract charges                  1.12%              4.63%            0.44%
    Highest contract charges                    1.61%              4.52%            0.11%
    Remaining contract charges                    --                 --               --
EVERGREEN VA BALANCED FUND
 2006  Lowest contract charges                  1.15%              2.46%            8.59%
    Highest contract charges                    2.10%              2.66%            7.57%
    Remaining contract charges                    --                 --               --
 2005  Lowest contract charges                  1.07%             10.62%            6.76%
    Highest contract charges                    1.97%              6.72%            6.09%
    Remaining contract charges                    --                 --               --
EVERGREEN VA GROWTH FUND
 2006  Lowest contract charges                  1.15%                --             9.77%
    Highest contract charges                    2.40%                --             8.40%
    Remaining contract charges                    --                 --               --
 2005  Lowest contract charges                  1.11%                --            16.61%
    Highest contract charges                    2.34%                --            15.65%
    Remaining contract charges                    --                 --               --
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2006  Lowest contract charges                  1.15%              4.74%           21.75%
    Highest contract charges                    2.40%              3.79%           20.24%
    Remaining contract charges                    --                 --               --
 2005  Lowest contract charges                  1.11%              7.69%           16.73%
    Highest contract charges                    2.23%             16.52%           15.76%
    Remaining contract charges                    --                 --               --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
 2006  Lowest contract charges                   6,324      $0.850503            $5,379
    Highest contract charges                    41,273       0.636425            26,266
    Remaining contract charges                  15,259             --             9,933
 2005  Lowest contract charges                   6,324       0.813148             5,142
    Highest contract charges                    20,065       0.613061            12,301
    Remaining contract charges                   2,942             --             1,819
EVERGREEN VA SPECIAL VALUES FUND
 2006  Lowest contract charges                 738,406       2.153172         1,589,915
    Highest contract charges                   105,970       1.602021           169,767
    Remaining contract charges               4,508,763             --         7,948,044
 2005  Lowest contract charges                 153,677       1.791931           275,379
    Highest contract charges                    83,392       1.350018           112,581
    Remaining contract charges               1,839,160             --         2,617,676
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2006  Lowest contract charges                   9,801       1.371376            13,441
    Highest contract charges                    22,613       1.257064            28,426
    Remaining contract charges                 113,390             --           150,716
 2005  Lowest contract charges                   5,540       1.223488             6,778
    Highest contract charges                    22,613       1.142774            25,841
    Remaining contract charges                   5,722             --             6,959
FIDELITY (R) VIP EQUITY-INCOME
 2006  Lowest contract charges                   1,221      12.441638            15,189
    Highest contract charges                     1,313      12.058974            15,827
    Remaining contract charges               4,146,426             --        50,809,619
 2005  Lowest contract charges                     407      10.452282             4,257
    Highest contract charges                     1,148      10.304441            11,832
    Remaining contract charges               1,771,846             --        18,380,330
FIDELITY (R) VIP GROWTH
 2006  Lowest contract charges                 511,524      11.237773         5,748,387
    Highest contract charges                    18,012      10.982519           197,822
    Remaining contract charges                 815,662             --         9,072,105
 2005  Lowest contract charges                 111,290      10.666705         1,187,093
    Highest contract charges                     6,590      10.555587            69,558
    Remaining contract charges                 263,331             --         2,795,053
FIDELITY (R) VIP CONTRAFUND(R)
 2006  Lowest contract charges                  29,305      12.609462           369,520
    Highest contract charges                     1,230      12.221659            15,026
    Remaining contract charges              17,712,167             --       220,223,388
 2005  Lowest contract charges                   3,538      11.401061            40,338
    Highest contract charges                       503      11.239872             5,659
    Remaining contract charges               4,782,971             --        54,137,194

                                                              INVESTMENT
                                             EXPENSE            INCOME          TOTAL
SUB-ACCOUNT                                  RATIO*             RATIO**       RETURN***
--------------------------------------  -----------------------------------------------------
EVERGREEN VA OMEGA FUND
 2006  Lowest contract charges                  1.36%                --             4.59%
    Highest contract charges                    2.09%                --             3.81%
    Remaining contract charges                    --                 --               --
 2005  Lowest contract charges                  1.35%                --            12.74%
    Highest contract charges                    2.06%                --            12.18%
    Remaining contract charges                    --                 --               --
EVERGREEN VA SPECIAL VALUES FUND
 2006  Lowest contract charges                  1.15%              1.26%           20.16%
    Highest contract charges                    2.40%              0.90%           18.67%
    Remaining contract charges                    --                 --               --
 2005  Lowest contract charges                  1.12%              3.89%           14.95%
    Highest contract charges                    2.34%              2.81%           14.00%
    Remaining contract charges                    --                 --               --
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2006  Lowest contract charges                  1.14%              2.42%           11.38%
    Highest contract charges                    2.40%              1.28%           10.00%
    Remaining contract charges                    --                 --               --
 2005  Lowest contract charges                  1.43%              2.56%            9.59%
    Highest contract charges                    2.24%              7.33%            8.90%
    Remaining contract charges                    --                 --               --
FIDELITY (R) VIP EQUITY-INCOME
 2006  Lowest contract charges                  0.75%              2.58%           19.03%
    Highest contract charges                    2.46%              3.23%           17.03%
    Remaining contract charges                    --                 --               --
 2005  Lowest contract charges                  0.71%                --             9.37%
    Highest contract charges                    2.43%                --             8.14%
    Remaining contract charges                    --                 --               --
FIDELITY (R) VIP GROWTH
 2006  Lowest contract charges                  1.15%              0.08%            5.35%
    Highest contract charges                    2.39%              0.07%            4.05%
    Remaining contract charges                    --                 --               --
 2005  Lowest contract charges                  1.13%                --            11.57%
    Highest contract charges                    2.36%                --            10.65%
    Remaining contract charges                    --                 --               --
FIDELITY (R) VIP CONTRAFUND(R)
 2006  Lowest contract charges                  0.75%              1.20%           10.60%
    Highest contract charges                    2.43%              1.64%            8.74%
    Remaining contract charges                    --                 --               --
 2005  Lowest contract charges                  0.73%                --            19.05%
    Highest contract charges                    2.40%                --            17.72%
    Remaining contract charges                    --                 --               --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
FIDELITY (R) VIP MID CAP
 2006  Lowest contract charges                  10,260     $12.556903          $128,829
    Highest contract charges                    46,288      12.181858           563,871
    Remaining contract charges               5,314,751             --        65,719,730
 2005  Lowest contract charges                      35      11.255439               397
    Highest contract charges                       783      11.096304             8,683
    Remaining contract charges               1,670,369             --        18,657,337
FIDELITY (R) VIP VALUE STRATEGIES
 2006  Lowest contract charges                     391      12.017161             4,700
    Highest contract charges                     4,090      11.701169            47,850
    Remaining contract charges                 263,827             --         3,137,762
 2005  Lowest contract charges                  34,370      10.440272           358,836
    Highest contract charges                     1,027      10.331500            10,613
    Remaining contract charges                  67,829             --           704,824
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2006  Lowest contract charges                 182,240       1.186237           216,179
    Highest contract charges                     9,840       7.362563            72,453
    Remaining contract charges                 456,023             --         4,035,654
 2005  Lowest contract charges                 118,621       1.105640           131,152
    Highest contract charges                     7,732       6.952213            53,755
    Remaining contract charges                 471,369             --         3,918,401
 2004  Lowest contract charges                  26,024       1.068933            27,818
    Highest contract charges                     6,267       6.809347            42,673
    Remaining contract charges                 432,054             --         3,459,462
 2003  Lowest contract charges                  47,047      11.135937           523,912
    Highest contract charges                       744       6.269322             4,664
    Remaining contract charges                 341,209             --         2,249,400
 2002  Lowest contract charges                  37,515       8.228175           308,679
    Highest contract charges                    64,424       4.684158           301,774
    Remaining contract charges                 185,074             --           873,456
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2006  Lowest contract charges                  59,086       1.425577            84,232
    Highest contract charges                    14,521      14.155259           205,538
    Remaining contract charges                 728,447             --        10,986,528
 2005  Lowest contract charges                  15,437       1.331024            20,547
    Highest contract charges                    12,073      13.389254           161,654
    Remaining contract charges                 350,129             --         4,918,831
 2004  Lowest contract charges                  13,279       1.325500            17,602
    Highest contract charges                       159      13.508186             2,152
    Remaining contract charges                 281,958             --         3,967,706
 2003  Lowest contract charges                  54,976      13.368091           734,920
    Highest contract charges                       726      12.618912             9,164
    Remaining contract charges                 144,849             --         1,861,858
 2002  Lowest contract charges                  57,625      11.263607           649,068
    Highest contract charges                     9,474      10.737060           101,722
    Remaining contract charges                  83,757             --           906,068

                                                              INVESTMENT
                                             EXPENSE            INCOME          TOTAL
SUB-ACCOUNT                                  RATIO*             RATIO**       RETURN***
--------------------------------------  -----------------------------------------------------
FIDELITY (R) VIP MID CAP
 2006  Lowest contract charges                  0.75%              0.10%           11.56%
    Highest contract charges                    2.40%              0.13%            9.74%
    Remaining contract charges                    --                 --               --
 2005  Lowest contract charges                  0.90%                --            20.62%
    Highest contract charges                    2.41%                --            19.27%
    Remaining contract charges                    --                 --               --
FIDELITY (R) VIP VALUE STRATEGIES
 2006  Lowest contract charges                  0.94%              0.35%           14.91%
    Highest contract charges                    2.40%              0.10%           13.26%
    Remaining contract charges                    --                 --               --
 2005  Lowest contract charges                  1.13%                --            16.53%
    Highest contract charges                    2.36%                --            15.56%
    Remaining contract charges                    --                 --               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2006  Lowest contract charges                  1.30%                --             7.29%
    Highest contract charges                    2.60%                --             5.90%
    Remaining contract charges                    --                 --               --
 2005  Lowest contract charges                  1.29%                --             3.43%
    Highest contract charges                    2.59%                --             2.10%
    Remaining contract charges                    --                 --               --
 2004  Lowest contract charges                  1.23%                --            10.04%
    Highest contract charges                    2.58%                --             8.61%
    Remaining contract charges                    --                 --               --
 2003  Lowest contract charges                  1.40%                --            35.34%
    Highest contract charges                    1.58%                --            30.99%
    Remaining contract charges                    --                 --               --
 2002  Lowest contract charges                  1.40%              0.27%          (29.68)%
    Highest contract charges                    1.80%                --           (29.99)%
    Remaining contract charges                    --                 --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2006  Lowest contract charges                  1.30%              3.80%            7.10%
    Highest contract charges                    2.60%              4.71%            5.72%
    Remaining contract charges                    --                 --               --
 2005  Lowest contract charges                  1.29%              4.68%            0.42%
    Highest contract charges                    2.57%              2.63%           (0.88)%
    Remaining contract charges                    --                 --               --
 2004  Lowest contract charges                  1.30%              3.67%            8.59%
    Highest contract charges                    2.54%                --             7.19%
    Remaining contract charges                    --                 --               --
 2003  Lowest contract charges                  1.40%              2.39%           18.68%
    Highest contract charges                    1.48%                --             8.80%
    Remaining contract charges                    --                 --               --
 2002  Lowest contract charges                  1.39%              0.03%            3.66%
    Highest contract charges                    1.80%                --             3.19%
    Remaining contract charges                    --                 --               --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2006  Lowest contract charges                 146,646      $1.496340          $219,432
    Highest contract charges                     7,407      16.428819           121,691
    Remaining contract charges                 862,099             --        14,686,603
 2005  Lowest contract charges                 112,250       1.280557           143,743
    Highest contract charges                     4,274      14.243479            60,883
    Remaining contract charges                 905,074             --        13,262,611
 2004  Lowest contract charges                  70,371       1.173480            82,579
    Highest contract charges                       971      13.223137            12,843
    Remaining contract charges                 904,104             --        12,234,364
 2003  Lowest contract charges                 189,249      12.392633         2,345,296
    Highest contract charges                     1,862      12.065535            22,470
    Remaining contract charges                 543,049             --         6,633,216
 2002  Lowest contract charges                 216,952      10.041893         2,178,610
    Highest contract charges                    45,010       9.873096           444,389
    Remaining contract charges                 293,894             --         2,923,500
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2006  Lowest contract charges                  64,890       2.681166           173,982
    Highest contract charges                     4,903      20.664228           101,294
    Remaining contract charges                 139,663             --         2,938,622
 2005  Lowest contract charges                  57,958       2.114912           122,577
    Highest contract charges                     2,914      16.513159            48,113
    Remaining contract charges                 137,055             --         2,282,179
 2004  Lowest contract charges                  57,958       1.677055            97,200
    Highest contract charges                        92      13.265566             1,223
    Remaining contract charges                  94,391             --         1,255,893
 2003  Lowest contract charges                  40,770       1.360999            55,488
    Highest contract charges                       302      10.920992             3,301
    Remaining contract charges                  49,099             --           530,017
 2002  Lowest contract charges                   2,094       6.913177            14,478
    Highest contract charges                     3,241       7.274506            23,573
    Remaining contract charges                   5,232             --            38,348
TEMPLETON GROWTH SECURITIES FUND
 2006  Lowest contract charges                  14,201       1.507218            21,403
    Highest contract charges                     6,249      14.507161            90,667
    Remaining contract charges                 275,039             --         4,187,992
 2005  Lowest contract charges                  14,201       1.253557            17,801
    Highest contract charges                     2,469      12.223467            30,176
    Remaining contract charges                 268,581             --         3,415,744
 2004  Lowest contract charges                  14,200       1.166563            16,566
    Highest contract charges                     1,379      11.523966            15,886
    Remaining contract charges                 247,336             --         2,937,936
 2003  Lowest contract charges                  14,201       1.018575            14,464
    Highest contract charges                     1,665      10.207451            16,995
    Remaining contract charges                 208,346             --         2,166,856
 2002  Lowest contract charges                  24,764       8.311222           205,822
    Highest contract charges                    19,976       7.910934           158,025
    Remaining contract charges                  63,714             --           507,833

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2006  Lowest contract charges                1.30%              1.27%              16.85%
    Highest contract charges                  2.60%              1.22%              15.34%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              1.05%               9.13%
    Highest contract charges                  2.56%              0.61%               7.72%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.23%                --               11.18%
    Highest contract charges                  2.58%                --                9.74%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              1.05%              23.41%
    Highest contract charges                  1.49%                --               19.40%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              1.31%             (13.04)%
    Highest contract charges                  1.80%                --              (13.43)%
    Remaining contract charges                  --                 --                  --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2006  Lowest contract charges                1.30%              1.21%              26.77%
    Highest contract charges                  2.60%              0.94%              25.14%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%              1.41%              26.11%
    Highest contract charges                  2.57%              0.45%              24.48%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.29%              1.79%              23.22%
    Highest contract charges                  2.58%                --               21.63%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.28%                --               51.76%
    Highest contract charges                  1.50%                --               44.39%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              7.30%              (1.35)%
    Highest contract charges                  1.77%                --               (1.80)%
    Remaining contract charges                  --                 --                  --
TEMPLETON GROWTH SECURITIES FUND
 2006  Lowest contract charges                1.30%              1.32%              20.24%
    Highest contract charges                  2.59%              0.99%              18.68%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%              1.10%               7.46%
    Highest contract charges                  2.59%              1.23%               6.07%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.30%              1.17%              14.53%
    Highest contract charges                  2.58%                --               13.05%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.24%                --               30.43%
    Highest contract charges                  1.49%                --               30.31%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              2.21%             (19.62)%
    Highest contract charges                  1.79%                --              (19.99)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
FIFTH THIRD BALANCED VIP FUND
 2006  Lowest contract charges                  46,297      $1.333249           $61,726
    Highest contract charges                    16,996       1.287723            21,886
    Remaining contract charges                   7,455             --             9,750
 2005  Lowest contract charges                  19,816       1.237251            24,517
    Highest contract charges                    17,624       1.204588            21,230
    Remaining contract charges                   5,882             --             7,175
FIFTH THIRD DISCIPLINED VALUE VIP FUND
 2006  Lowest contract charges                 869,167       1.895509         1,647,515
    Highest contract charges                   178,622       1.830811           327,022
    Remaining contract charges               1,384,355             --         2,576,481
 2005  Lowest contract charges                 103,606       1.592771           165,021
    Highest contract charges                    10,215       1.550753            15,841
    Remaining contract charges                 315,649             --           495,307
FIFTH THIRD MID CAP VIP FUND
 2006  Lowest contract charges                  42,284       1.788642            75,631
    Highest contract charges                   127,664       1.727538           220,544
    Remaining contract charges                  57,938             --           101,558
 2005  Lowest contract charges                  30,453       1.644195            50,070
    Highest contract charges                     1,719       1.600780             2,751
    Remaining contract charges                   8,384             --            13,585
FIFTH THIRD QUALITY GROWTH VIP FUND
 2006  Lowest contract charges                  29,477       0.782635            23,070
    Highest contract charges                    24,857       0.752057            18,694
    Remaining contract charges                   4,804             --             3,664
 2005  Lowest contract charges                  34,924       0.755759            26,394
    Highest contract charges                    24,857       0.732059            18,197
    Remaining contract charges                   4,803             --             3,555
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges               5,012,687       1.192989         5,980,081
    Highest contract charges                    29,829       1.168295            34,849
    Remaining contract charges               9,431,546             --        14,965,696
 2005  Lowest contract charges               2,477,999       1.090110         2,701,291
    Highest contract charges                    20,735       1.081514            22,425
    Remaining contract charges               4,848,126             --         7,220,265
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges                 209,162       1.535168           321,099
    Highest contract charges                    36,028       1.487922            53,607
    Remaining contract charges             148,050,226             --       240,954,084
 2005  Lowest contract charges                  16,935       1.475829            24,993
    Highest contract charges                    36,096       1.454940            52,518
    Remaining contract charges              56,381,034             --        86,494,663

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FIFTH THIRD BALANCED VIP FUND
 2006  Lowest contract charges                1.15%              3.03%               7.76%
    Highest contract charges                  1.95%              2.54%               6.90%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              1.62%               1.66%
    Highest contract charges                  1.90%              1.97%               1.12%
    Remaining contract charges                  --                 --                  --
FIFTH THIRD DISCIPLINED VALUE VIP FUND
 2006  Lowest contract charges                1.15%              2.66%              19.01%
    Highest contract charges                  1.94%              2.89%              18.06%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              2.46%               6.53%
    Highest contract charges                  1.85%              3.19%               5.97%
    Remaining contract charges                  --                 --                  --
FIFTH THIRD MID CAP VIP FUND
 2006  Lowest contract charges                1.15%              0.03%               8.79%
    Highest contract charges                  1.93%              0.01%               7.92%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              0.23%              16.75%
    Highest contract charges                  1.86%              0.58%              16.13%
    Remaining contract charges                  --                 --                  --
FIFTH THIRD QUALITY GROWTH VIP FUND
 2006  Lowest contract charges                1.15%              0.77%               3.56%
    Highest contract charges                  1.95%              0.78%               2.73%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              0.02%              15.09%
    Highest contract charges                  0.98%                --               14.48%
    Remaining contract charges                  --                 --                  --
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges                1.15%              3.09%               9.44%
    Highest contract charges                  2.45%              3.11%               8.02%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              6.17%               8.23%
    Highest contract charges                  2.36%             11.61%               7.29%
    Remaining contract charges                  --                 --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges                0.75%              7.85%               4.02%
    Highest contract charges                  2.45%              5.20%               2.27%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%             19.51%               0.94%
    Highest contract charges                  2.41%             11.78%              (0.20)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges                 198,226      $1.658967          $328,851
    Highest contract charges                    49,964       1.510859            75,489
    Remaining contract charges              97,489,688             --       170,236,123
 2005  Lowest contract charges                  21,114       1.388704            29,322
    Highest contract charges                    44,104       1.286401            56,735
    Remaining contract charges              28,924,449             --        41,764,381
HARTFORD FOCUS HLS FUND
 2006  Lowest contract charges                 232,649       1.172110           272,691
    Highest contract charges                     4,137       1.111231             4,597
    Remaining contract charges                 383,546             --           437,293
 2005  Lowest contract charges                  20,942       1.080585            22,629
    Highest contract charges                     4,669       1.034759             4,831
    Remaining contract charges                 184,884             --           194,467
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges                 518,371       1.282188           664,649
    Highest contract charges                   477,719       1.268796           606,128
    Remaining contract charges               1,154,341             --         1,643,587
 2005  Lowest contract charges                  73,962       1.191716            88,141
    Highest contract charges                   150,385       1.190538           179,039
    Remaining contract charges                 620,009             --           765,078
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges                   3,095       1.434316             4,440
    Highest contract charges                   108,623       1.391475           151,144
    Remaining contract charges               2,713,332             --         4,949,323
 2005  Lowest contract charges                 222,607       1.251555           278,604
    Highest contract charges                    57,197       1.248662            71,420
    Remaining contract charges                 934,940             --         1,646,991
HARTFORD DISCIPLINED EQUITY HLS FUND
 2006  Lowest contract charges                  61,121       1.190599            72,770
    Highest contract charges                    11,134       1.359078            15,133
    Remaining contract charges             149,763,253             --       190,203,459
 2005  Lowest contract charges              10,140,732       1.054512        10,693,523
    Highest contract charges                    15,982       1.238558            19,795
    Remaining contract charges              47,202,721             --        54,271,953
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges                  72,541       1.359730            98,637
    Highest contract charges                    28,070       1.285135            36,073
    Remaining contract charges               6,327,770             --         8,327,937
 2005  Lowest contract charges                  19,902       1.309557            26,063
    Highest contract charges                    19,434       1.258313            24,454
    Remaining contract charges               2,827,275             --         3,600,721

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges                0.75%              3.25%              19.46%
    Highest contract charges                  2.45%              2.01%              17.45%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.74%              3.54%               8.05%
    Highest contract charges                  2.40%              3.34%               6.84%
    Remaining contract charges                  --                 --                  --
HARTFORD FOCUS HLS FUND
 2006  Lowest contract charges                1.15%              1.24%               8.47%
    Highest contract charges                  2.15%              0.81%               7.39%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              9.90%              13.25%
    Highest contract charges                  1.91%             12.51%              12.50%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges                1.15%              4.28%               7.59%
    Highest contract charges                  2.10%              3.87%               6.57%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              6.00%               7.95%
    Highest contract charges                  2.06%              6.26%               7.27%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges                0.72%              1.91%              13.29%
    Highest contract charges                  2.40%              0.95%              11.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              1.77%              13.15%
    Highest contract charges                  2.36%              1.44%              12.21%
    Remaining contract charges                  --                 --                  --
HARTFORD DISCIPLINED EQUITY HLS FUND
 2006  Lowest contract charges                0.75%              1.98%              11.61%
    Highest contract charges                  2.46%              0.98%               9.73%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              3.23%               9.11%
    Highest contract charges                  2.43%              1.85%               8.17%
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges                0.75%              0.07%               3.83%
    Highest contract charges                  2.40%              0.06%               2.13%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.74%                --               13.12%
    Highest contract charges                  2.34%                --               11.88%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                  26,657      $1.633478           $43,544
    Highest contract charges                   394,603       1.584678           625,319
    Remaining contract charges              16,492,530             --        26,726,829
 2005  Lowest contract charges                 887,815       1.455585         1,292,290
    Highest contract charges                     2,089       1.408825             2,944
    Remaining contract charges               4,521,617             --         6,466,206
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges                  28,682       1.389570            39,855
    Highest contract charges                     2,380       1.356048             3,228
    Remaining contract charges              10,109,440             --        13,989,305
 2005  Lowest contract charges                 635,946       1.244947           791,719
    Highest contract charges                     3,526       1.250060             4,408
    Remaining contract charges               2,757,261             --         3,525,392
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges                  33,344       1.128688            37,635
    Highest contract charges                   103,408       1.134339           117,301
    Remaining contract charges               4,395,681             --         6,005,411
 2005  Lowest contract charges                  17,214       0.984953            16,955
    Highest contract charges                    78,579       1.006357            79,079
    Remaining contract charges               1,729,482             --         2,161,113
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges                  61,985       1.683127           104,329
    Highest contract charges                   271,330       1.576637           427,787
    Remaining contract charges              11,498,029             --        18,616,231
 2005  Lowest contract charges                  17,868       1.366664            24,419
    Highest contract charges                    67,922       1.301496            88,400
    Remaining contract charges               4,350,960             --         5,760,848
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2006  Lowest contract charges                   3,943       2.340119             9,226
    Highest contract charges                    30,430       2.192075            66,708
    Remaining contract charges               3,347,710             --         7,540,578
 2005  Lowest contract charges                     553       1.822914             1,008
    Highest contract charges                    12,370       1.735984            21,474
    Remaining contract charges               1,196,583             --         2,116,634
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges                   7,539       1.396856            10,531
    Highest contract charges                   596,472       1.374614           819,919
    Remaining contract charges              32,437,370             --        48,944,345
 2005  Lowest contract charges                     348       1.130783               394
    Highest contract charges                   463,040       1.131293           523,833
    Remaining contract charges              12,732,689             --        15,294,046

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                0.75%              1.45%              11.22%
    Highest contract charges                  2.39%              1.05%               9.40%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              0.62%              25.05%
    Highest contract charges                  2.42%              0.36%              23.98%
    Remaining contract charges                  --                 --                  --
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges                0.75%             18.77%              10.34%
    Highest contract charges                  2.44%             12.84%               8.48%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              1.97%               4.42%
    Highest contract charges                  2.36%                --                3.53%
    Remaining contract charges                  --                 --                  --
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges                0.75%              2.60%              14.59%
    Highest contract charges                  2.40%              1.85%              12.72%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                7.98%
    Highest contract charges                  2.33%              5.60%               6.80%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges                0.75%              1.11%              23.16%
    Highest contract charges                  2.40%              0.95%              21.14%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%              2.72%              15.40%
    Highest contract charges                  2.33%              2.87%              14.14%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2006  Lowest contract charges                0.75%              2.47%              28.37%
    Highest contract charges                  2.40%              2.67%              26.27%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.64%              8.05%              18.53%
    Highest contract charges                  2.37%              4.45%              17.24%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges                0.75%              3.41%              23.53%
    Highest contract charges                  2.40%              2.86%              21.51%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.90%                --               17.26%
    Highest contract charges                  2.35%                --               15.98%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges                  80,942      $1.160839           $93,960
    Highest contract charges                    17,435       1.014418            17,692
    Remaining contract charges              26,817,992             --        33,205,501
 2005  Lowest contract charges               1,575,373       1.104241         1,739,591
    Highest contract charges                    17,436       0.992855            17,311
    Remaining contract charges               5,056,543             --         6,439,266
HARTFORD MORTGAGE SECURITIES HLS FUND
 2006  Lowest contract charges                   1,428       1.383332             1,976
    Highest contract charges                    28,194       1.302625            36,726
    Remaining contract charges               4,454,471             --         6,312,693
 2005  Lowest contract charges                   1,430       1.331509             1,905
    Highest contract charges                     1,880       1.274155             2,396
    Remaining contract charges               1,585,306             --         2,124,722
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges                 397,547       1.575297           626,255
    Highest contract charges                     2,708       1.387226             3,757
    Remaining contract charges                 314,595             --           669,629
HARTFORD SMALLCAP GROWTH HLS FUND
 2006  Lowest contract charges                  40,383       1.451976            58,635
    Highest contract charges                     7,510       1.369188            10,282
    Remaining contract charges              12,949,178             --        18,672,317
 2005  Lowest contract charges                   2,654       1.369036             3,633
    Highest contract charges                     7,994       1.313122            10,497
    Remaining contract charges               7,010,382             --         9,378,913
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges                  16,145       1.092190            17,633
    Highest contract charges                   102,478       1.090081           111,709
    Remaining contract charges              13,135,545             --        17,204,398
 2005  Lowest contract charges                   2,006       0.959768             1,926
    Highest contract charges                    46,829       0.973852            45,604
    Remaining contract charges               5,751,676             --         6,718,125
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2006  Lowest contract charges                  56,712       1.143295            64,838
    Highest contract charges                    27,367       1.078142            29,506
    Remaining contract charges              82,667,946             --        91,530,568
 2005  Lowest contract charges                   3,267       1.107461             3,618
    Highest contract charges                    30,199       1.062245            32,079
    Remaining contract charges              28,194,335             --        30,397,307

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges                0.74%              4.86%               3.92%
    Highest contract charges                  2.45%              4.59%               2.17%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              3.42%               1.34%
    Highest contract charges                  2.40%              3.14%               0.47%
    Remaining contract charges                  --                 --                  --
HARTFORD MORTGAGE SECURITIES HLS FUND
 2006  Lowest contract charges                0.76%             10.46%               3.89%
    Highest contract charges                  2.40%             10.24%               2.19%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.75%                --                0.84%
    Highest contract charges                  2.37%              7.15%              (0.29)%
    Remaining contract charges                  --                 --                  --
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges                0.73%              0.51%               2.42%
    Highest contract charges                  1.57%              0.50%               1.64%
    Remaining contract charges                  --                 --                  --
HARTFORD SMALLCAP GROWTH HLS FUND
 2006  Lowest contract charges                0.75%              0.52%               6.06%
    Highest contract charges                  2.45%              0.36%               4.27%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               17.77%
    Highest contract charges                  2.42%              0.63%              16.45%
    Remaining contract charges                  --                 --                  --
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges                0.75%              1.92%              13.80%
    Highest contract charges                  2.40%              1.60%              11.94%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.75%              3.19%              12.41%
    Highest contract charges                  2.36%              3.03%              11.18%
    Remaining contract charges                  --                 --                  --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2006  Lowest contract charges                0.74%              2.50%               3.24%
    Highest contract charges                  2.45%              2.66%               1.50%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.72%                --                0.46%
    Highest contract charges                  2.41%              4.28%              (0.67)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2006  Lowest contract charges               1,314,841      $1.371064        $1,802,732
    Highest contract charges                   125,637       1.303700           163,792
    Remaining contract charges               2,539,971             --         3,360,776
 2005  Lowest contract charges                 174,257       1.138452           198,383
    Highest contract charges                     3,168       1.096127             3,473
    Remaining contract charges               1,303,124             --         1,440,785
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                   5,805       1.678386             9,743
    Highest contract charges                   289,353       1.628257           471,142
    Remaining contract charges               6,385,310             --        10,436,497
 2005  Lowest contract charges                   3,050       1.420752             4,333
    Highest contract charges                     3,913       1.362775             5,332
    Remaining contract charges               2,633,785             --         3,660,889
HARTFORD EQUITY INCOME HLS FUND
 2006  Lowest contract charges                  48,318       1.452696            70,192
    Highest contract charges                     2,621       1.389511             3,643
    Remaining contract charges               3,875,787             --         5,508,520
 2005  Lowest contract charges                     446       1.211673               540
    Highest contract charges                    23,556       1.180208            27,801
    Remaining contract charges               1,294,034             --         1,541,532
HUNTINGTON VA INCOME EQUITY FUND
 2006  Lowest contract charges                 626,849       1.386243           868,965
    Highest contract charges                    71,473       1.460214           104,366
    Remaining contract charges                 741,661             --         1,077,003
 2005  Lowest contract charges                 197,546       1.245491           246,042
    Highest contract charges                    37,068       1.324465            49,096
    Remaining contract charges                 351,569             --           459,804
HUNTINGTON VA DIVIDEND CAPTURE FUND
 2006  Lowest contract charges                 590,720       1.605086           948,157
    Highest contract charges                        62      15.456286               955
    Remaining contract charges               1,576,580             --         3,291,040
 2005  Lowest contract charges                 174,359       1.392666           242,824
    Highest contract charges                        62      13.579374               844
    Remaining contract charges                 865,021             --         1,520,955
HUNTINGTON VA GROWTH FUND
 2006  Lowest contract charges                 388,384       0.910619           353,670
    Highest contract charges                     4,863      12.546009            61,011
    Remaining contract charges                 389,454             --           468,372
 2005  Lowest contract charges                  86,491       0.854848            73,936
    Highest contract charges                     3,352      11.890056            39,852
    Remaining contract charges                 145,766             --           164,560

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD VALUE HLS FUND
 2006  Lowest contract charges                1.15%              2.48%              20.43%
    Highest contract charges                  2.39%              2.30%              18.94%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              4.26%               7.86%
    Highest contract charges                  2.37%              3.82%               6.96%
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                0.75%              1.54%              18.13%
    Highest contract charges                  2.39%              1.79%              16.20%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.74%              2.31%              12.64%
    Highest contract charges                  2.41%              2.44%              11.37%
    Remaining contract charges                  --                 --                  --
HARTFORD EQUITY INCOME HLS FUND
 2006  Lowest contract charges                0.75%              4.07%              19.89%
    Highest contract charges                  2.47%              7.47%              17.87%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              1.72%               4.59%
    Highest contract charges                  2.37%              2.88%               3.45%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA INCOME EQUITY FUND
 2006  Lowest contract charges                1.15%              1.60%              11.30%
    Highest contract charges                  2.10%              1.88%              10.25%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              1.92%               3.53%
    Highest contract charges                  2.07%              0.59%               2.88%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA DIVIDEND CAPTURE FUND
 2006  Lowest contract charges                1.15%              2.97%              15.25%
    Highest contract charges                  2.31%              3.47%              13.82%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              1.21%               4.32%
    Highest contract charges                  2.22%                --                3.48%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA GROWTH FUND
 2006  Lowest contract charges                1.15%              0.26%               6.52%
    Highest contract charges                  2.10%              0.45%               5.52%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.11%              0.37%               3.78%
    Highest contract charges                  2.07%              0.16%               3.12%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HUNTINGTON VA MID CORP AMERICA FUND
 2006  Lowest contract charges                 556,198      $1.670403          $929,075
    Highest contract charges                     7,260      17.064993           123,898
    Remaining contract charges                 737,824             --         1,265,479
 2005  Lowest contract charges                 156,171       1.575703           246,079
    Highest contract charges                     2,230      16.251286            36,248
    Remaining contract charges                 441,177             --           714,949
HUNTINGTON VA NEW ECONOMY FUND
 2006  Lowest contract charges                 644,733       1.726573         1,113,179
    Highest contract charges                     5,647      17.920935           101,188
    Remaining contract charges                 794,083             --         1,418,525
 2005  Lowest contract charges                 103,423       1.583729           163,794
    Highest contract charges                       300      16.595263             4,983
    Remaining contract charges                 316,019             --           520,127
HUNTINGTON VA ROTATING MARKETS FUND
 2006  Lowest contract charges                 101,095       1.518895           153,553
    Highest contract charges                     1,545      17.318252            26,764
    Remaining contract charges                 103,619             --           189,052
 2005  Lowest contract charges                  14,850       1.284542            19,076
    Highest contract charges                       172      14.873813             2,561
    Remaining contract charges                   1,703             --             2,134
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 2006  Lowest contract charges                  45,120      14.476142           653,162
    Highest contract charges                     3,291      14.259822            46,939
    Remaining contract charges                  57,105             --           821,223
 2005  Lowest contract charges                   3,592      11.643997            41,827
    Highest contract charges                       187      11.599757             2,169
    Remaining contract charges                   2,415             --            28,058
HUNTINGTON VA MACRO 100 FUND
 2006  Lowest contract charges                 464,924       1.161549           540,032
    Highest contract charges                    42,268       1.134249            47,942
    Remaining contract charges                 939,825             --         1,079,286
 2005  Lowest contract charges                 189,185       1.095413           207,236
    Highest contract charges                    21,559       1.079887            23,281
    Remaining contract charges                 408,204             --           443,945
HUNTINGTON VA MORTGAGE SECURITIES FUND
 2006  Lowest contract charges                  28,601      10.488149           299,976
    Highest contract charges                     1,700      10.331301            17,560
    Remaining contract charges                  36,287             --           377,761
 2005  Lowest contract charges                   5,930      10.019191            59,413
    Highest contract charges                       409       9.963537             4,079
    Remaining contract charges                   3,322             --            33,196

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA MID CORP AMERICA FUND
 2006  Lowest contract charges                1.15%              0.32%               6.01%
    Highest contract charges                  2.09%              0.36%               5.01%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              0.04%              14.39%
    Highest contract charges                  2.06%              0.09%              13.67%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA NEW ECONOMY FUND
 2006  Lowest contract charges                1.15%              0.08%               9.02%
    Highest contract charges                  2.09%              0.07%               7.99%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.11%                --               16.09%
    Highest contract charges                  2.06%                --               15.36%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA ROTATING MARKETS FUND
 2006  Lowest contract charges                1.15%              0.45%              18.24%
    Highest contract charges                  2.08%                --               17.13%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              1.31%              13.51%
    Highest contract charges                  1.51%                --               12.94%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 2006  Lowest contract charges                1.15%              1.63%              24.32%
    Highest contract charges                  2.10%              2.68%              23.15%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.11%              1.82%              15.30%
    Highest contract charges                  1.78%              2.64%              14.93%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA MACRO 100 FUND
 2006  Lowest contract charges                1.15%              0.15%               6.04%
    Highest contract charges                  2.10%              0.14%               5.03%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              0.09%              14.19%
    Highest contract charges                  2.06%              0.17%              13.47%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA MORTGAGE SECURITIES FUND
 2006  Lowest contract charges                1.15%              0.89%               4.68%
    Highest contract charges                  2.09%              1.39%               3.69%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%                --               (0.17)%
    Highest contract charges                  2.05%                --               (0.63)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HUNTINGTON VA SITUS SMALL CAP FUND
 2006  Lowest contract charges                 965,257      $1.355598        $1,308,501
    Highest contract charges                   554,681       1.323739           734,251
    Remaining contract charges               1,499,185             --         2,010,288
 2005  Lowest contract charges                 233,861       1.307997           305,889
    Highest contract charges                   217,268       1.289462           280,158
    Remaining contract charges                 509,398             --           661,569
LORD ABBETT ALL VALUE PORTFOLIO
 2006  Lowest contract charges                  17,797      12.075767           214,913
    Highest contract charges                    13,246      11.715068           155,179
    Remaining contract charges                 517,103             --         6,158,749
 2005  Lowest contract charges                   7,823      10.612875            83,025
    Highest contract charges                     4,448      10.467117            46,553
    Remaining contract charges                 156,355             --         1,646,980
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2006  Lowest contract charges                  14,051      11.692294           164,291
    Highest contract charges                     1,228      11.343054            13,935
    Remaining contract charges                 355,853             --         4,093,576
 2005  Lowest contract charges                   9,033      10.283680            92,890
    Highest contract charges                       521      10.142435             5,281
    Remaining contract charges                 157,091             --         1,602,931
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2006  Lowest contract charges                  14,575      10.870047           158,432
    Highest contract charges                       676      10.535676             7,120
    Remaining contract charges               1,418,492             --        15,184,288
 2005  Lowest contract charges                   3,529      10.017399            35,352
    Highest contract charges                    16,403       9.879781           162,055
    Remaining contract charges                 426,524             --         4,241,927
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2006  Lowest contract charges                  22,792      11.955476           272,495
    Highest contract charges                     2,782      11.587688            32,240
    Remaining contract charges               6,751,122             --        79,604,047
 2005  Lowest contract charges                   5,421      10.271292            55,685
    Highest contract charges                     1,699      10.125948            17,206
    Remaining contract charges               1,222,591             --        12,468,637
LORD ABBETT LARGE-CAP CORE PORTFOLIO
 2006  Lowest contract charges                   4,673      11.925730            55,727
    Highest contract charges                     1,303      11.650909            15,181
    Remaining contract charges                 200,004             --         2,355,744
 2005  Lowest contract charges                   3,164      10.641404            33,671
    Highest contract charges                       226      10.542723             2,384
    Remaining contract charges                  65,094             --           688,820

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA SITUS SMALL CAP FUND
 2006  Lowest contract charges                1.15%              0.09%               3.64%
    Highest contract charges                  2.09%              0.08%               2.66%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%                --               20.20%
    Highest contract charges                  2.04%                --               19.45%
    Remaining contract charges                  --                 --                  --
LORD ABBETT ALL VALUE PORTFOLIO
 2006  Lowest contract charges                0.75%              0.72%              13.78%
    Highest contract charges                  2.41%              0.84%              11.92%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%              1.53%              11.45%
    Highest contract charges                  2.33%              1.06%              10.24%
    Remaining contract charges                  --                 --                  --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2006  Lowest contract charges                0.75%              3.02%              13.70%
    Highest contract charges                  2.40%              3.31%              11.84%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.72%             10.00%               6.50%
    Highest contract charges                  2.33%              6.58%               5.34%
    Remaining contract charges                  --                 --                  --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2006  Lowest contract charges                0.75%              7.57%               8.51%
    Highest contract charges                  2.42%             24.56%               6.68%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.72%             24.21%               4.62%
    Highest contract charges                  2.35%             14.14%               3.48%
    Remaining contract charges                  --                 --                  --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2006  Lowest contract charges                0.75%              2.28%              16.40%
    Highest contract charges                  2.44%              1.89%              14.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.72%              4.39%               7.03%
    Highest contract charges                  2.40%              1.60%               5.82%
    Remaining contract charges                  --                 --                  --
LORD ABBETT LARGE-CAP CORE PORTFOLIO
 2006  Lowest contract charges                0.75%              0.70%              12.07%
    Highest contract charges                  2.13%              1.03%              10.51%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.72%              1.35%               6.41%
    Highest contract charges                  2.09%              0.40%               5.43%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
 2006  Lowest contract charges                  38,409      $1.108918           $42,593
    Highest contract charges                    18,297       6.947882           127,126
    Remaining contract charges                  69,407             --           511,023
 2005  Lowest contract charges                  33,750       8.482700           286,289
    Highest contract charges                     5,817       8.275443            48,137
    Remaining contract charges                 101,022             --           637,605
 2004  Lowest contract charges                  49,553       8.459697           419,205
    Highest contract charges                    18,589       6.230456           115,817
    Remaining contract charges                  82,266             --           520,049
 2003  Lowest contract charges                   4,488       7.628186            34,236
    Highest contract charges                    18,591       5.643391           104,918
    Remaining contract charges                  81,703             --           466,190
 2002  Lowest contract charges                   3,183       6.072506            19,330
    Highest contract charges                    16,381       4.512723            73,924
    Remaining contract charges                  92,204             --           419,229
MFS EMERGING GROWTH SERIES
 2006  Lowest contract charges                     490       8.582192             4,202
    Highest contract charges                     8,923       5.408651            48,267
    Remaining contract charges                 109,971             --           635,958
 2005  Lowest contract charges                   3,249       8.066515            26,206
    Highest contract charges                     8,924       5.134777            45,823
    Remaining contract charges                 111,020             --           604,050
 2004  Lowest contract charges                   3,249       7.491736            24,345
    Highest contract charges                     8,924       4.816813            42,986
    Remaining contract charges                 105,806             --           537,235
 2003  Lowest contract charges                   2,362       6.725746            15,884
    Highest contract charges                     1,995       6.622651            13,213
    Remaining contract charges                 111,634             --           499,548
 2002  Lowest contract charges                   1,909       5.237359            10,000
    Highest contract charges                     9,438       3.470593            32,757
    Remaining contract charges                  94,202             --           329,404
MFS INVESTORS GROWTH STOCK SERIES
 2006  Lowest contract charges                  13,246       8.484512           112,389
    Highest contract charges                     1,521       6.298182             9,582
    Remaining contract charges                  44,002             --           303,519
 2005  Lowest contract charges                  19,612       7.998221           156,862
    Highest contract charges                     1,592       5.996884             9,545
    Remaining contract charges                  56,697             --           367,868
 2004  Lowest contract charges                  27,268       7.762533           211,663
    Highest contract charges                     1,600       5.878665             9,405
    Remaining contract charges                 103,992             --           650,706
 2003  Lowest contract charges                  58,552       7.209750           422,146
    Highest contract charges                       150       7.081801             1,059
    Remaining contract charges                  98,920             --           275,300
 2002  Lowest contract charges                  61,599       5.943046           366,084
    Highest contract charges                    11,405       4.728771            53,933
    Remaining contract charges                  71,524             --           340,773

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
 2006  Lowest contract charges                1.38%                --               12.33%
    Highest contract charges                  1.85%              0.44%              11.71%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.79%               0.27%
    Highest contract charges                  1.88%                --               (0.23)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.39%              0.11%              10.90%
    Highest contract charges                  1.85%              0.36%              10.40%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              0.23%              25.62%
    Highest contract charges                  1.85%              0.23%              25.06%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              0.04%             (30.67)%
    Highest contract charges                  1.83%                --              (30.98)%
    Remaining contract charges                  --                 --                  --
MFS EMERGING GROWTH SERIES
 2006  Lowest contract charges                1.40%                --                6.39%
    Highest contract charges                  2.40%                --                5.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%                --                7.67%
    Highest contract charges                  2.39%                --                6.60%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%                --               11.39%
    Highest contract charges                  2.39%                --               10.28%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%                --               28.42%
    Highest contract charges                  1.87%                --               27.72%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%                --              (34.68)%
    Highest contract charges                  1.78%                --              (34.98)%
    Remaining contract charges                  --                 --                  --
MFS INVESTORS GROWTH STOCK SERIES
 2006  Lowest contract charges                1.40%                --                6.08%
    Highest contract charges                  2.40%                --                5.02%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.32%               3.04%
    Highest contract charges                  2.39%              0.35%               2.01%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%                --                7.67%
    Highest contract charges                  2.37%                --                6.60%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%                --               21.31%
    Highest contract charges                  1.42%                --               14.47%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%                --              (28.54)%
    Highest contract charges                  1.81%                --              (28.87)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2006  Lowest contract charges                 152,922      $1.222627          $186,967
    Highest contract charges                     4,229       9.389215            39,706
    Remaining contract charges                 105,686             --         1,023,825
 2005  Lowest contract charges                  93,862       1.096187           102,890
    Highest contract charges                     4,201       8.528364            35,826
    Remaining contract charges                 127,182             --         1,113,834
 2004  Lowest contract charges                   9,566       8.380645            80,172
    Highest contract charges                     1,453       8.156435            11,852
    Remaining contract charges                 103,690             --           860,826
 2003  Lowest contract charges                  13,504       7.632109           103,065
    Highest contract charges                       144       7.496658             1,082
    Remaining contract charges                 100,841             --           765,925
 2002  Lowest contract charges                   7,546       6.336303            47,812
    Highest contract charges                    30,050       6.311147           189,649
    Remaining contract charges                  42,168             --           268,135
MFS TOTAL RETURN SERIES
 2006  Lowest contract charges                  48,463       1.292758            62,651
    Highest contract charges                     5,994      13.715825            82,214
    Remaining contract charges               1,033,056             --        14,550,984
 2005  Lowest contract charges                  44,912       1.170452            52,567
    Highest contract charges                     6,643      12.580684            83,577
    Remaining contract charges               1,147,358             --        14,728,618
 2004  Lowest contract charges                 238,908      12.917678         3,086,138
    Highest contract charges                     4,079      12.557976            51,226
    Remaining contract charges                 893,207             --        11,376,568
 2003  Lowest contract charges                 230,841      11.767538         2,716,435
    Highest contract charges                     1,000      11.577974            11,576
    Remaining contract charges                 751,811             --         8,818,843
 2002  Lowest contract charges                 166,620      10.258859         1,709,333
    Highest contract charges                    46,976      10.206689           479,472
    Remaining contract charges                 447,054             --         4,597,289
EQUITY AND INCOME
 2006  Lowest contract charges                   1,481      14.957667            22,158
    Highest contract charges                     6,300      14.530066            91,528
    Remaining contract charges                   5,005             --            73,884
 2005  Lowest contract charges                   3,764      13.487418            50,761
    Highest contract charges                     6,733      13.207063            88,924
    Remaining contract charges                   5,427             --            72,486
 2004  Lowest contract charges                   1,481      12.750251            18,888
    Highest contract charges                       122      12.644405             1,544
    Remaining contract charges                   2,364             --            29,980
 2003  Lowest contract charges                      30      11.571353               343
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2006  Lowest contract charges                1.30%              0.36%              11.54%
    Highest contract charges                  2.60%              0.49%              10.09%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%                --                5.93%
    Highest contract charges                  2.58%              0.60%               4.56%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.68%               9.81%
    Highest contract charges                  2.58%                --                8.50%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.39%              0.57%              20.45%
    Highest contract charges                  1.42%                --               16.37%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.36%                --              (22.06)%
    Highest contract charges                  1.78%                --              (22.41)%
    Remaining contract charges                  --                 --                  --
MFS TOTAL RETURN SERIES
 2006  Lowest contract charges                1.30%              2.20%              10.45%
    Highest contract charges                  2.60%              2.48%               9.02%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%                --                1.49%
    Highest contract charges                  2.58%              1.74%               0.18%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              1.73%               9.77%
    Highest contract charges                  2.57%              1.29%               8.47%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              1.63%              14.71%
    Highest contract charges                  1.58%                --               11.85%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              2.15%              (6.49)%
    Highest contract charges                  1.80%                --               (6.91)%
    Remaining contract charges                  --                 --                  --
EQUITY AND INCOME
 2006  Lowest contract charges                1.50%              1.22%              10.90%
    Highest contract charges                  2.30%              1.30%              10.02%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.49%              0.44%               5.78%
    Highest contract charges                  2.28%              0.94%               4.94%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.48%                --                9.86%
    Highest contract charges                  1.95%                --                9.31%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.34%              1.76%              15.71%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME
 2006  Lowest contract charges                 190,270      $1.191205          $226,650
    Highest contract charges                    15,164      13.165406           199,643
    Remaining contract charges                 900,476             --        12,326,923
 2005  Lowest contract charges                 121,983       1.163384           141,913
    Highest contract charges                    13,600      13.026094           177,149
    Remaining contract charges               1,041,266             --        13,989,227
 2004  Lowest contract charges                  18,644       1.130940            21,084
    Highest contract charges                    13,210      12.828577           169,470
    Remaining contract charges               1,169,257             --        15,321,412
 2003  Lowest contract charges                   2,838       1.097784             3,115
    Highest contract charges                     1,247      12.698069            15,839
    Remaining contract charges               1,243,626             --        15,890,128
 2002  Lowest contract charges                 757,943      12.579042         9,534,199
    Highest contract charges                    38,354      12.427436           476,639
    Remaining contract charges                 524,219             --         6,331,787
EMERGING MARKETS DEBT
 2006  Lowest contract charges                  17,642      18.314375           323,111
    Highest contract charges                       544      21.298708            11,572
    Remaining contract charges                  37,614             --           781,955
 2005  Lowest contract charges                  18,877      16.761055           316,402
    Highest contract charges                       852      19.819846            16,896
    Remaining contract charges                  36,851             --           702,356
 2004  Lowest contract charges                  22,170      15.142234           335,696
    Highest contract charges                       649      18.085485            11,742
    Remaining contract charges                  31,725             --           535,933
 2003  Lowest contract charges                  26,169      13.951766           365,104
    Highest contract charges                       218      16.932756             3,683
    Remaining contract charges                  22,646             --           356,997
 2002  Lowest contract charges                  30,899      11.065073           341,897
    Highest contract charges                     1,126      13.561441            15,271
    Remaining contract charges                  11,402             --           133,224
EMERGING MARKETS EQUITY
 2006  Lowest contract charges                   1,175      16.525505            19,411
    Highest contract charges                     2,046      21.482782            43,957
    Remaining contract charges                 869,348             --        14,284,032
 2005  Lowest contract charges                     531      12.138274             6,441
    Highest contract charges                     1,230      16.076611            19,777
    Remaining contract charges                 269,592             --         3,375,145
 2004  Lowest contract charges                   4,818       1.443391             6,955
    Highest contract charges                       141      12.326618             1,742
    Remaining contract charges                  62,142             --           751,277
 2003  Lowest contract charges                   4,818       1.187725             5,722
    Highest contract charges                     2,460      10.311851            25,367
    Remaining contract charges                  43,417             --           423,599
 2002  Lowest contract charges                  26,730       7.163268           191,474
    Highest contract charges                     4,466       7.076842            31,607
    Remaining contract charges                  14,591             --            81,021

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
CORE PLUS FIXED INCOME
 2006  Lowest contract charges                1.30%              3.25%               2.39%
    Highest contract charges                  2.60%              4.17%               1.07%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              5.28%               2.87%
    Highest contract charges                  2.59%              3.41%               1.54%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.29%              4.26%               3.02%
    Highest contract charges                  2.55%              2.41%               1.69%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.29%                --                3.29%
    Highest contract charges                  1.49%                --                0.89%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.39%              5.35%               5.84%
    Highest contract charges                  1.78%             23.52%               5.36%
    Remaining contract charges                  --                 --                  --
EMERGING MARKETS DEBT
 2006  Lowest contract charges                1.40%              8.79%               9.27%
    Highest contract charges                  2.60%             14.71%               7.97%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              7.34%              10.69%
    Highest contract charges                  2.38%              8.56%               9.59%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              6.88%               8.53%
    Highest contract charges                  2.38%              8.25%               7.45%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%                --               26.09%
    Highest contract charges                  1.47%                --               12.72%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              6.52%               7.70%
    Highest contract charges                  1.62%             36.09%               7.22%
    Remaining contract charges                  --                 --                  --
EMERGING MARKETS EQUITY
 2006  Lowest contract charges                0.75%              0.94%              36.14%
    Highest contract charges                  2.60%              0.94%              33.63%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%              0.04%              34.19%
    Highest contract charges                  2.57%              0.21%              30.42%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.30%              0.66%              21.53%
    Highest contract charges                  2.58%              1.07%              19.96%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.28%                --               47.74%
    Highest contract charges                  2.09%                --               45.90%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%                --              (10.17)%
    Highest contract charges                  1.82%                --              (10.57)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HIGH YIELD
 2006  Lowest contract charges                  28,253      $1.355279           $38,291
    Highest contract charges                     3,853      10.719109            41,307
    Remaining contract charges                 175,137             --         1,954,541
 2005  Lowest contract charges                   9,408       1.264029            11,892
    Highest contract charges                     4,041      10.128146            40,930
    Remaining contract charges                 197,744             --         2,068,897
 2004  Lowest contract charges                  84,772      10.727163           909,364
    Highest contract charges                     1,769      10.286162            18,193
    Remaining contract charges                 139,399             --         1,454,327
 2003  Lowest contract charges                  98,201       9.935899           975,717
    Highest contract charges                       377       9.707303             3,663
    Remaining contract charges                 127,351             --         1,232,501
 2002  Lowest contract charges                  90,568       8.015207           725,919
    Highest contract charges                     1,199       7.907875             9,484
    Remaining contract charges                  46,551             --           361,606
MID CAP GROWTH
 2006  Lowest contract charges                   2,984      12.799102            38,197
    Highest contract charges                     2,092      12.416818            25,967
    Remaining contract charges                 471,350             --         5,947,061
 2005  Lowest contract charges                     324      11.815831             3,826
    Highest contract charges                       499      11.653645             5,815
    Remaining contract charges                 148,437             --         1,741,159
U.S. MID CAP VALUE
 2006  Lowest contract charges                   2,926      13.156067            38,498
    Highest contract charges                     4,623      19.105897            88,324
    Remaining contract charges                 851,133             --        12,447,388
 2005  Lowest contract charges                     597      10.988986             6,557
    Highest contract charges                     3,755      16.246380            61,013
    Remaining contract charges                 514,087             --         6,943,888
 2004  Lowest contract charges                 136,454      13.981589         1,907,850
    Highest contract charges                     2,888      14.846750            42,874
    Remaining contract charges                 260,350             --         3,278,228
 2003  Lowest contract charges                 161,815      12.373105         2,002,156
    Highest contract charges                       488      13.386714             6,539
    Remaining contract charges                 225,789             --         2,474,261
 2002  Lowest contract charges                 196,114       8.866874         1,738,922
    Highest contract charges                     9,135       9.687644            88,492
    Remaining contract charges                 156,320             --         1,100,399

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HIGH YIELD
 2006  Lowest contract charges                1.30%              5.07%               7.22%
    Highest contract charges                  2.60%              8.08%               5.84%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%                --               (0.25)%
    Highest contract charges                  2.58%              6.50%              (1.54)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              6.00%               7.96%
    Highest contract charges                  2.58%              7.70%               6.68%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%                --               23.96%
    Highest contract charges                  1.48%                --               10.68%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              8.88%              (8.56)%
    Highest contract charges                  1.73%             79.35%              (8.97)%
    Remaining contract charges                  --                 --                  --
MID CAP GROWTH
 2006  Lowest contract charges                0.75%                --                8.32%
    Highest contract charges                  2.38%                --                6.55%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.74%                --               24.28%
    Highest contract charges                  2.37%                --               22.92%
    Remaining contract charges                  --                 --                  --
U.S. MID CAP VALUE
 2006  Lowest contract charges                0.75%              0.24%              19.72%
    Highest contract charges                  2.60%              0.31%              17.60%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%                --               13.94%
    Highest contract charges                  2.59%              0.28%               9.43%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.02%              13.00%
    Highest contract charges                  2.58%              0.03%              11.65%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%                --               39.54%
    Highest contract charges                  1.48%                --               33.41%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%                --              (29.02)%
    Highest contract charges                  1.79%                --              (29.34)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
FOCUS GROWTH
 2006  Lowest contract charges                 355,168      $1.100382          $390,820
    Highest contract charges                     1,437       6.783478             9,752
    Remaining contract charges                 818,093             --        14,392,660
 2005  Lowest contract charges                 301,232       1.110661           334,567
    Highest contract charges                     2,590       6.940242            17,977
    Remaining contract charges               1,009,643             --        19,040,049
 2004  Lowest contract charges                 306,404       0.983629           301,389
    Highest contract charges                     2,599       6.227146            16,185
    Remaining contract charges               1,212,281             --        21,047,470
 2003  Lowest contract charges                 298,056       0.920177           274,264
    Highest contract charges                     8,240       5.911953            48,715
    Remaining contract charges               1,565,664             --        26,926,215
 2002  Lowest contract charges               1,235,619      20.043458        24,766,076
    Highest contract charges                    50,598       5.031262           254,571
    Remaining contract charges                 524,158             --         2,806,115
BALANCED GROWTH
 2006  Lowest contract charges                 605,059       1.322920           800,445
    Highest contract charges                        60      13.776356               821
    Remaining contract charges                 434,311             --         9,517,234
 2005  Lowest contract charges                 526,064       1.189469           625,737
    Highest contract charges                        60      12.545496               748
    Remaining contract charges                 509,446             --        10,208,197
 2004  Lowest contract charges                 104,168       1.113625            16,002
    Highest contract charges                     1,232      11.924222            14,691
    Remaining contract charges                 671,814             --        13,017,016
 2003  Lowest contract charges                 104,166       1.017026           105,939
    Highest contract charges                     1,259      11.007388            13,856
    Remaining contract charges                 756,760             --        13,374,030
 2002  Lowest contract charges                  29,205       0.859773            25,109
    Highest contract charges                    13,469       9.425776           126,953
    Remaining contract charges                 896,495             --        13,778,772
CAPITAL OPPORTUNITIES
 2006  Lowest contract charges                  18,070       1.280881            23,146
    Highest contract charges                       650       4.405475             2,868
    Remaining contract charges                 707,811             --         4,829,627
 2005  Lowest contract charges                   4,327       1.203121             5,205
    Highest contract charges                       651       4.204831             2,739
    Remaining contract charges                 802,408             --         5,352,617
 2004  Lowest contract charges                   5,696       0.994021             5,664
    Highest contract charges                       521       3.530842             1,841
    Remaining contract charges                 949,695             --         5,366,990
 2003  Lowest contract charges                 376,405       7.822737         2,944,514
    Highest contract charges                    12,610       2.979113            37,568
    Remaining contract charges                 499,056             --         1,552,683
 2002  Lowest contract charges                 423,030       5.600855         2,369,328
    Highest contract charges                    22,780       2.146989            48,909
    Remaining contract charges                 420,110             --           989,330

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FOCUS GROWTH
 2006  Lowest contract charges                1.30%              0.02%              (0.93)%
    Highest contract charges                  2.41%                --               (2.26)%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%              0.72%              12.92%
    Highest contract charges                  2.39%              0.45%              11.45%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.30%              0.36%               6.90%
    Highest contract charges                  2.39%              0.11%               5.40%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.29%                --               19.01%
    Highest contract charges                  1.44%                --               17.02%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              0.69%             (22.65)%
    Highest contract charges                  1.82%                --              (23.17)%
    Remaining contract charges                  --                 --                  --
BALANCED GROWTH
 2006  Lowest contract charges                1.30%              2.67%              11.22%
    Highest contract charges                  2.33%              2.36%               9.81%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              2.51%               6.81%
    Highest contract charges                  2.34%              2.19%               5.44%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.30%              2.31%               9.50%
    Highest contract charges                  2.15%              2.06%               8.33%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.29%              3.14%              18.29%
    Highest contract charges                  1.44%              1.92%              15.79%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.97%              3.42%             (14.02)%
    Highest contract charges                  1.79%              4.41%             (13.28)%
    Remaining contract charges                  --                 --                  --
CAPITAL OPPORTUNITIES
 2006  Lowest contract charges                1.26%                --                6.46%
    Highest contract charges                  2.61%                --                4.77%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%                --               21.04%
    Highest contract charges                  2.59%                --               19.09%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.27%                --               21.01%
    Highest contract charges                  2.59%                --               19.27%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%                --               39.67%
    Highest contract charges                  1.17%                --               28.54%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.41%                --              (44.60)%
    Highest contract charges                  1.80%                --              (45.03)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           UNIT          CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------------
DEVELOPING GROWTH
 2006  Lowest contract charges                 30,593      $1.600730         $48,971
    Highest contract charges                    2,705       9.042643          24,458
    Remaining contract charges                212,832             --       4,858,161
 2005  Lowest contract charges                 37,737       1.465011          55,285
    Highest contract charges                    2,846       8.405217          23,923
    Remaining contract charges                268,535             --       5,570,422
 2004  Lowest contract charges                 30,705       1.250444          38,397
    Highest contract charges                      152       7.285686           1,109
    Remaining contract charges                318,391             --       5,916,226
 2003  Lowest contract charges                 13,786       1.035726          14,279
    Highest contract charges                    4,535       6.144071          27,866
    Remaining contract charges                344,050             --       5,765,780
 2002  Lowest contract charges                  3,555       0.742048           2,638
    Highest contract charges                    1,146       4.454069           5,107
    Remaining contract charges                333,050             --       4,479,499
FLEXIBLE INCOME
 2006  Lowest contract charges                 90,335       1.363163         123,141
    Highest contract charges                    1,886      11.173114          21,089
    Remaining contract charges                359,514             --       4,708,357
 2005  Lowest contract charges                 28,620       1.305789          37,371
    Highest contract charges                    1,987      10.851070          21,562
    Remaining contract charges                428,841             --       5,418,356
 2004  Lowest contract charges                 16,611       1.285868          21,359
    Highest contract charges                    1,814      10.852128          19,683
    Remaining contract charges                599,234             --       7,396,898
 2003  Lowest contract charges                  2,324       1.217480           2,829
    Highest contract charges                      652      10.446908           6,807
    Remaining contract charges                445,340             --       5,545,946
 2002  Lowest contract charges                385,784      11.593850       4,472,726
    Highest contract charges                    5,284       9.468153          50,033
    Remaining contract charges                 48,692             --         464,514
DIVIDEND GROWTH
 2006  Lowest contract charges                256,585       1.191924         305,830
    Highest contract charges                      792      12.208537           9,658
    Remaining contract charges                977,083             --      25,030,874
 2005  Lowest contract charges                233,502       1.085444         253,454
    Highest contract charges                      828      11.267672           9,326
    Remaining contract charges              1,246,270             --      29,531,082
 2004  Lowest contract charges                127,169       1.041591         132,458
    Highest contract charges                      832      10.958814           9,117
    Remaining contract charges              1,596,811             --      36,647,893
 2003  Lowest contract charges                125,937       0.974474         122,723
    Highest contract charges                    7,937      10.426884          82,759
    Remaining contract charges              1,975,665             --      42,825,348
 2002  Lowest contract charges                 34,252       0.772873          26,472
    Highest contract charges                   10,134       8.346833          84,584
    Remaining contract charges              2,145,686             --      38,772,507

                                                              INVESTMENT
                                             EXPENSE            INCOME               TOTAL
SUB-ACCOUNT                                  RATIO*             RATIO**            RETURN***
--------------------------------------  ---------------------------------------------------------
DEVELOPING GROWTH
 2006  Lowest contract charges                  1.30%                --                 9.26%
    Highest contract charges                    2.60%                --                 7.58%
    Remaining contract charges                    --                 --                   --
 2005  Lowest contract charges                  1.29%                --                17.16%
    Highest contract charges                    2.57%                --                15.37%
    Remaining contract charges                    --                 --                   --
 2004  Lowest contract charges                  1.30%                --                20.73%
    Highest contract charges                    2.61%                --                18.82%
    Remaining contract charges                    --                 --                   --
 2003  Lowest contract charges                  1.29%                --                39.58%
    Highest contract charges                    1.44%                --                28.73%
    Remaining contract charges                    --                 --                   --
 2002  Lowest contract charges                  0.97%                --               (25.80)%
    Highest contract charges                    1.82%                --               (29.29)%
    Remaining contract charges                    --                 --                   --
FLEXIBLE INCOME
 2006  Lowest contract charges                  1.30%              6.22%                4.39%
    Highest contract charges                    2.60%              6.20%                2.97%
    Remaining contract charges                    --                 --                   --
 2005  Lowest contract charges                  1.29%              6.91%                1.55%
    Highest contract charges                    2.59%              6.89%               (0.01)%
    Remaining contract charges                    --                 --                   --
 2004  Lowest contract charges                  1.30%              8.96%                5.62%
    Highest contract charges                    2.59%              9.44%                3.88%
    Remaining contract charges                    --                 --                   --
 2003  Lowest contract charges                  1.28%              5.84%               12.08%
    Highest contract charges                    1.59%              3.85%                6.24%
    Remaining contract charges                    --                 --                   --
 2002  Lowest contract charges                  1.40%              4.93%                7.16%
    Highest contract charges                    1.78%              6.52%                6.60%
    Remaining contract charges                    --                 --                   --
DIVIDEND GROWTH
 2006  Lowest contract charges                  1.30%              1.36%                9.81%
    Highest contract charges                    2.40%              1.08%                8.35%
    Remaining contract charges                    --                 --                   --
 2005  Lowest contract charges                  1.29%              1.37%                4.21%
    Highest contract charges                    2.39%              1.02%                2.82%
    Remaining contract charges                    --                 --                   --
 2004  Lowest contract charges                  1.30%              1.60%                6.89%
    Highest contract charges                    2.37%              3.13%                5.47%
    Remaining contract charges                    --                 --                   --
 2003  Lowest contract charges                  1.29%              2.18%               26.09%
    Highest contract charges                    1.29%              1.24%               21.61%
    Remaining contract charges                    --                 --                   --
 2002  Lowest contract charges                  0.98%              1.92%              (22.71)%
    Highest contract charges                    1.80%              3.60%              (19.65)%
    Remaining contract charges                    --                 --                   --

-------------------------------------------------------------------------------

                                                           UNIT          CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------------
GLOBAL EQUITY
 2006  Lowest contract charges                 91,504      $1.475550        $135,018
    Highest contract charges                    1,132      10.431601          11,809
    Remaining contract charges                407,876             --       8,191,241
 2005  Lowest contract charges                118,077       1.229415         145,165
    Highest contract charges                      962       8.822506           8,487
    Remaining contract charges                483,965             --       8,219,480
 2004  Lowest contract charges                 94,315       1.125673         106,169
    Highest contract charges                      362       8.243688           2,982
    Remaining contract charges                569,788             --       8,978,583
 2003  Lowest contract charges                105,930       1.054284         111,680
    Highest contract charges                    3,521       7.845732          27,627
    Remaining contract charges                657,150             --      10,000,357
 2002  Lowest contract charges                 56,041       0.792836          44,431
    Highest contract charges                      374       5.960107           2,227
    Remaining contract charges                724,813             --       8,590,219
GROWTH
 2006  Lowest contract charges                249,157       1.143977         285,029
    Highest contract charges                   10,841       6.926968          75,102
    Remaining contract charges                234,734             --       3,200,361
 2005  Lowest contract charges                148,101       1.115013         165,135
    Highest contract charges                   10,483       6.852504          71,835
    Remaining contract charges                270,704             --       3,856,901
 2004  Lowest contract charges                  9,176       0.977539           8,970
    Highest contract charges                    4,574       6.104294          27,920
    Remaining contract charges                326,924             --       4,081,409
 2003  Lowest contract charges                  9,176       0.920058           8,443
    Highest contract charges                      218       5.860878           1,278
    Remaining contract charges                387,025             --       4,746,465
 2002  Lowest contract charges                283,805      13.164783       3,736,236
    Highest contract charges                    4,619       7.618954          35,188
    Remaining contract charges                 71,517             --         344,686
MONEY MARKET
 2006  Lowest contract charges                298,634      13.370650       3,992,927
    Highest contract charges                    1,511      10.017061          15,139
    Remaining contract charges                285,186             --       2,973,513
 2005  Lowest contract charges                328,687      12.963657       4,260,982
    Highest contract charges                    1,381       9.853007          13,605
    Remaining contract charges                248,967             --       2,533,282
 2004  Lowest contract charges                 23,538       0.988854          23,275
    Highest contract charges                    1,419       9.867901          13,999
    Remaining contract charges                761,387             --       8,829,364
 2003  Lowest contract charges                678,970      12.866023       8,735,641
    Highest contract charges                    1,326      10.080023          13,365
    Remaining contract charges                400,218             --       4,094,566
 2002  Lowest contract charges              1,195,288      12.963377      15,494,964
    Highest contract charges                   12,395      10.282043         127,446
    Remaining contract charges                398,503             --       4,137,579

                                                              INVESTMENT
                                             EXPENSE            INCOME               TOTAL
SUB-ACCOUNT                                  RATIO*             RATIO**            RETURN***
--------------------------------------  ---------------------------------------------------------
GLOBAL EQUITY
 2006  Lowest contract charges                  1.30%              0.78%               20.02%
    Highest contract charges                    2.60%              0.54%               18.24%
    Remaining contract charges                    --                 --                   --
 2005  Lowest contract charges                  1.30%              0.62%                9.22%
    Highest contract charges                    2.52%                --                 7.49%
    Remaining contract charges                    --                 --                   --
 2004  Lowest contract charges                  1.30%              0.24%                6.77%
    Highest contract charges                    2.18%                --                 5.44%
    Remaining contract charges                    --                 --                   --
 2003  Lowest contract charges                  1.29%              0.38%               32.98%
    Highest contract charges                    1.29%                --                27.38%
    Remaining contract charges                    --                 --                   --
 2002  Lowest contract charges                  0.97%                --               (20.72)%
    Highest contract charges                    1.74%                --               (19.08)%
    Remaining contract charges                    --                 --                   --
GROWTH
 2006  Lowest contract charges                  1.30%                --                 2.60%
    Highest contract charges                    2.60%                --                 1.09%
    Remaining contract charges                    --                 --                   --
 2005  Lowest contract charges                  1.29%              0.49%               14.06%
    Highest contract charges                    2.58%              0.29%               12.26%
    Remaining contract charges                    --                 --                   --
 2004  Lowest contract charges                  1.30%              0.21%                6.25%
    Highest contract charges                    1.95%                --                 4.63%
    Remaining contract charges                    --                 --                   --
 2003  Lowest contract charges                  1.28%                --                25.27%
    Highest contract charges                    1.91%                --                24.07%
    Remaining contract charges                    --                 --                   --
 2002  Lowest contract charges                  1.41%                --               (28.85)%
    Highest contract charges                    1.66%                --               (29.03)%
    Remaining contract charges                    --                 --                   --
MONEY MARKET
 2006  Lowest contract charges                  1.40%              4.50%                3.14%
    Highest contract charges                    2.60%              4.26%                1.67%
    Remaining contract charges                    --                 --                   --
 2005  Lowest contract charges                  1.40%              2.67%                1.31%
    Highest contract charges                    2.59%              2.44%               (0.15)%
    Remaining contract charges                    --                 --                   --
 2004  Lowest contract charges                  1.29%              1.45%               (0.44)%
    Highest contract charges                    2.54%              1.07%               (1.97)%
    Remaining contract charges                    --                 --                   --
 2003  Lowest contract charges                  1.40%              0.66%               (0.75)%
    Highest contract charges                    1.49%              0.18%               (1.28)%
    Remaining contract charges                    --                 --                   --
 2002  Lowest contract charges                  1.40%              1.34%               (0.07)%
    Highest contract charges                    1.75%              0.79%               (0.76)%
    Remaining contract charges                    --                 --                   --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           UNIT          CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------------
UTILITIES
 2006  Lowest contract charges                194,271      $1.602471        $311,314
    Highest contract charges                      973       9.979562           9,714
    Remaining contract charges                272,416             --       5,837,090
 2005  Lowest contract charges                166,305       1.347218         224,049
    Highest contract charges                      973       8.485148           8,259
    Remaining contract charges                328,494             --       6,229,696
 2004  Lowest contract charges                 27,527       1.173772          32,310
    Highest contract charges                    1,766       7.473436          13,196
    Remaining contract charges                381,649             --       6,589,087
 2003  Lowest contract charges                  3,754       0.955583           3,588
    Highest contract charges                    1,804       6.150422          11,096
    Remaining contract charges                446,982             --       6,437,087
 2002  Lowest contract charges                345,128      16.122923       5,564,473
    Highest contract charges                    4,285       5.236564          22,440
    Remaining contract charges                166,367             --         892,402
EQUALLY-WEIGHTED S&P 500
 2006  Lowest contract charges                334,184       1.501713         501,848
    Highest contract charges                   10,471      15.474905         162,060
    Remaining contract charges              1,016,391             --      24,351,909
 2005  Lowest contract charges                244,008       1.315013         320,873
    Highest contract charges                    9,116      13.770088         125,521
    Remaining contract charges              1,230,334             --      26,975,980
 2004  Lowest contract charges                104,751       1.235637         129,433
    Highest contract charges                    4,282      13.138524          56,256
    Remaining contract charges              1,551,252             --      33,099,080
 2003  Lowest contract charges                 76,728       1.073160          82,342
    Highest contract charges                    6,898      11.606791          80,066
    Remaining contract charges              1,486,823             --      30,163,701
 2002  Lowest contract charges                 34,727       0.792734          27,530
    Highest contract charges                   90,943       8.684354         789,783
    Remaining contract charges              1,194,997             --      20,714,216
SMALL COMPANY GROWTH
 2006  Lowest contract charges                  8,782      13.772179         120,951
    Highest contract charges                    6,109      13.361686          81,622
    Remaining contract charges                 31,346             --         423,732
 2005  Lowest contract charges                 10,015      12.500760         125,194
    Highest contract charges                    5,691      12.262332          69,779
    Remaining contract charges                 27,354             --         337,995
 2004  Lowest contract charges                  2,381      11.241435          26,774
    Highest contract charges                      723      11.148935           8,065
    Remaining contract charges                  4,346             --          48,619

                                                              INVESTMENT
                                             EXPENSE            INCOME               TOTAL
SUB-ACCOUNT                                  RATIO*             RATIO**            RETURN***
--------------------------------------  ---------------------------------------------------------
UTILITIES
 2006  Lowest contract charges                  1.30%              2.16%               18.95%
    Highest contract charges                    2.16%              1.85%               17.61%
    Remaining contract charges                    --                 --                   --
 2005  Lowest contract charges                  1.29%              2.40%               14.78%
    Highest contract charges                    2.15%              1.82%               13.54%
    Remaining contract charges                    --                 --                   --
 2004  Lowest contract charges                  1.27%              2.92%               22.83%
    Highest contract charges                    2.15%              1.99%               21.51%
    Remaining contract charges                    --                 --                   --
 2003  Lowest contract charges                  1.26%              2.61%               18.92%
    Highest contract charges                    1.44%              2.00%               14.46%
    Remaining contract charges                    --                 --                   --
 2002  Lowest contract charges                  1.40%              3.16%              (21.48)%
    Highest contract charges                    1.73%             11.09%              (22.04)%
    Remaining contract charges                    --                 --                   --
EQUALLY-WEIGHTED S&P 500
 2006  Lowest contract charges                  1.30%              1.04%               14.20%
    Highest contract charges                    2.60%              1.13%               12.38%
    Remaining contract charges                    --                 --                   --
 2005  Lowest contract charges                  1.29%              1.03%                6.42%
    Highest contract charges                    2.58%              0.79%                4.81%
    Remaining contract charges                    --                 --                   --
 2004  Lowest contract charges                  1.30%              0.82%               15.14%
    Highest contract charges                    2.55%                --                13.35%
    Remaining contract charges                    --                 --                   --
 2003  Lowest contract charges                  1.29%              1.25%               35.38%
    Highest contract charges                    1.48%                --                29.88%
    Remaining contract charges                    --                 --                   --
 2002  Lowest contract charges                  0.97%                --               (20.73)%
    Highest contract charges                    1.80%                --               (17.75)%
    Remaining contract charges                    --                 --                   --
SMALL COMPANY GROWTH
 2006  Lowest contract charges                  1.50%                --                10.17%
    Highest contract charges                    2.60%                --                 8.97%
    Remaining contract charges                    --                 --                   --
 2005  Lowest contract charges                  1.48%                --                11.20%
    Highest contract charges                    2.57%                --                 9.99%
    Remaining contract charges                    --                 --                   --
 2004  Lowest contract charges                  1.11%                --                12.41%
    Highest contract charges                    1.90%                --                11.49%
    Remaining contract charges                    --                 --                   --

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
GLOBAL FRANCHISE
 2006  Lowest contract charges          17,712    $17.945559        $317,850
    Highest contract charges               427     17.253444           7,374
    Remaining contract charges          45,826            --         808,150
 2005  Lowest contract charges          17,933     14.991994         268,855
    Highest contract charges               383     14.573126           5,585
    Remaining contract charges          47,497            --         703,251
 2004  Lowest contract charges           3,027     13.590845          41,156
    Highest contract charges               103     13.357186           1,382
    Remaining contract charges          25,682            --         346,338
 2003  Lowest contract charges             613     12.234140           7,505
    Highest contract charges             8,056     12.181166          98,126
    Remaining contract charges          15,548            --         189,744
MTB LARGE CAP GROWTH FUND II
 2006  Lowest contract charges         145,521      1.107052         161,099
    Highest contract charges            20,256      1.083082          21,939
    Remaining contract charges         473,557            --         517,676
 2005  Lowest contract charges          63,248      1.014895          64,190
    Highest contract charges             7,579      1.000907           7,586
    Remaining contract charges         222,424            --         223,978
MTB LARGE CAP VALUE FUND II
 2006  Lowest contract charges         370,926      1.330094         493,367
    Highest contract charges            13,085      1.301319          17,026
    Remaining contract charges       1,044,404            --       1,371,094
 2005  Lowest contract charges          12,241      1.144063          14,005
    Highest contract charges             3,318      1.128300           3,744
    Remaining contract charges         404,289            --         458,609
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2006  Lowest contract charges         721,243      1.148226         828,150
    Highest contract charges            50,226      1.123383          56,422
    Remaining contract charges       1,341,151            --       1,523,368
 2005  Lowest contract charges         596,925      1.052312         628,151
    Highest contract charges            50,225      1.037808          52,124
    Remaining contract charges         815,357            --         851,305
MTB MANAGED ALLOCATION FUND --
 AGGRESSIVE GROWTH II
 2006  Lowest contract charges          10,559     12.013898         126,849
    Highest contract charges             1,552     11.862441          18,418
    Remaining contract charges          21,482            --         256,371
 2005  Lowest contract charges           5,217     10.555525          55,068
    Highest contract charges             1,156     10.536982          12,177
    Remaining contract charges              --            --              --

                                                        INVESTMENT
                                        EXPENSE           INCOME            TOTAL
SUB-ACCOUNT                             RATIO*           RATIO**          RETURN***
----------------------------------  ---------------------------------------------------
GLOBAL FRANCHISE
 2006  Lowest contract charges            1.50%             1.41%            19.70%
    Highest contract charges              2.60%             1.41%            18.39%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges            1.47%               --             10.31%
    Highest contract charges              2.57%               --              9.10%
    Remaining contract charges              --                --                --
 2004  Lowest contract charges            1.49%             0.18%            11.09%
    Highest contract charges              2.59%             0.20%             9.88%
    Remaining contract charges              --                --                --
 2003  Lowest contract charges            0.95%               --             22.34%
    Highest contract charges              1.39%               --             21.81%
    Remaining contract charges              --                --                --
MTB LARGE CAP GROWTH FUND II
 2006  Lowest contract charges            1.15%             0.75%             9.08%
    Highest contract charges              1.94%             0.69%             8.21%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges            1.12%             0.68%             5.71%
    Highest contract charges              1.69%             4.71%             5.15%
    Remaining contract charges              --                --                --
MTB LARGE CAP VALUE FUND II
 2006  Lowest contract charges            1.15%             1.27%            16.26%
    Highest contract charges              1.95%             1.51%            15.33%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges            1.13%             1.12%            12.93%
    Highest contract charges              1.91%             1.32%            12.33%
    Remaining contract charges              --                --                --
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2006  Lowest contract charges            1.15%             2.98%             9.12%
    Highest contract charges              1.95%             2.57%             8.25%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges            1.13%             3.02%             6.53%
    Highest contract charges              1.91%             2.70%             5.97%
    Remaining contract charges              --                --                --
MTB MANAGED ALLOCATION FUND --
 AGGRESSIVE GROWTH II
 2006  Lowest contract charges            1.15%             5.11%            13.48%
    Highest contract charges              1.95%             2.74%            12.58%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges            0.84%               --              9.84%
    Highest contract charges              1.86%             2.29%             9.67%
    Remaining contract charges              --                --                --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
MTB MANAGED ALLOCATION FUND --
 CONSERVATIVE GROWTH II
 2006  Lowest contract charges           6,164    $10.778088         $66,431
    Highest contract charges            11,938     10.692953         127,657
    Remaining contract charges             885            --           9,498
 2005  Lowest contract charges             683     10.193799           6,959
    Highest contract charges             8,437     10.163961          85,750
    Remaining contract charges              --            --              --
OPPENHEIMER MIDCAP FUND VA
 2006  Lowest contract charges          49,690     11.260326         559,525
    Highest contract charges               712     11.004514           7,840
    Remaining contract charges         136,830            --       1,523,421
 2005  Lowest contract charges           9,331     11.091041         103,485
    Highest contract charges             1,549     10.975468          16,996
    Remaining contract charges          60,003            --         661,983
OPPENHEIMER CAPITAL APPRECIATION
 FUND
 2006  Lowest contract charges           1,770     11.334601          20,066
    Highest contract charges               171     10.985837           1,879
    Remaining contract charges       2,730,869            --      30,486,392
 2005  Lowest contract charges         168,848     10.569767       1,784,688
    Highest contract charges               486     10.455204           5,079
    Remaining contract charges         854,758            --       8,989,795
OPPENHEIMER GLOBAL SECURITIES FUND
 2006  Lowest contract charges          20,123     13.427502         270,208
    Highest contract charges            90,175     13.026465       1,174,656
    Remaining contract charges       8,295,986            --     109,880,758
 2005  Lowest contract charges             441     11.527071           5,085
    Highest contract charges            17,923     11.368801         203,763
    Remaining contract charges       1,488,733            --      17,040,032
OPPENHEIMER MAIN STREET FUND
 2006  Lowest contract charges           1,082     11.941867          12,919
    Highest contract charges            32,407     11.585138         375,442
    Remaining contract charges         596,326            --       7,004,299
 2005  Lowest contract charges          24,595     10.449383         257,000
    Highest contract charges            11,654     10.340458         120,506
    Remaining contract charges         138,213            --       1,436,045
OPPENHEIMER MAIN STREET SMALL CAP
 FUND
 2006  Lowest contract charges             454     12.485517           5,664
    Highest contract charges               214     12.101367           2,593
    Remaining contract charges       4,141,269            --      50,925,541
 2005  Lowest contract charges         196,865     10.934626       2,152,647
    Highest contract charges               308     10.816124           3,330
    Remaining contract charges       1,027,593            --      11,179,057

                                                        INVESTMENT
                                        EXPENSE           INCOME            TOTAL
SUB-ACCOUNT                             RATIO*           RATIO**          RETURN***
----------------------------------  ---------------------------------------------------
MTB MANAGED ALLOCATION FUND --
 CONSERVATIVE GROWTH II
 2006  Lowest contract charges            1.15%             5.40%             5.73%
    Highest contract charges              1.65%             3.06%             5.21%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges            1.13%            10.26%             1.55%
    Highest contract charges              1.59%             7.38%             1.30%
    Remaining contract charges              --                --                --
OPPENHEIMER MIDCAP FUND VA
 2006  Lowest contract charges            1.15%               --              1.53%
    Highest contract charges              2.40%               --              0.27%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges            1.13%               --             16.86%
    Highest contract charges              2.24%               --             15.89%
    Remaining contract charges              --                --                --
OPPENHEIMER CAPITAL APPRECIATION
 FUND
 2006  Lowest contract charges            0.75%               --              6.88%
    Highest contract charges              2.48%             0.33%             5.08%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges            1.12%               --              8.93%
    Highest contract charges              2.43%               --              7.99%
    Remaining contract charges              --                --                --
OPPENHEIMER GLOBAL SECURITIES FUND
 2006  Lowest contract charges            0.75%             0.32%            16.49%
    Highest contract charges              2.39%             0.36%            14.58%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges            0.75%               --             19.81%
    Highest contract charges              2.33%               --             18.50%
    Remaining contract charges              --                --                --
OPPENHEIMER MAIN STREET FUND
 2006  Lowest contract charges            0.74%               --             13.90%
    Highest contract charges              2.40%             0.59%            12.04%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges            1.12%               --              8.85%
    Highest contract charges              2.32%               --              7.95%
    Remaining contract charges              --                --                --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND
 2006  Lowest contract charges            0.75%               --             13.80%
    Highest contract charges              2.45%             0.03%            11.88%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges            1.12%               --             17.49%
    Highest contract charges              2.43%               --             16.48%
    Remaining contract charges              --                --                --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
 2006  Lowest contract charges                     970     $18.253223           $17,711
    Highest contract charges                    13,592      13.716189           186,414
    Remaining contract charges               1,195,380             --        19,738,506
 2005  Lowest contract charges                     367      17.301813             6,346
    Highest contract charges                     8,554      13.217511           113,064
    Remaining contract charges                 326,890             --         4,958,614
PUTNAM GLOBAL ASSET ALLOCATION
 2006  Lowest contract charges                   1,892      37.652345            71,246
    Highest contract charges                    10,360      11.181051           115,842
    Remaining contract charges                 332,210             --         5,142,488
 2005  Lowest contract charges                     285      33.613874             9,575
    Highest contract charges                     4,787      10.147839            48,581
    Remaining contract charges                 153,851             --         2,118,783
PUTNAM GROWTH AND INCOME
 2006  Lowest contract charges                     139      59.390313             8,267
    Highest contract charges                       562      12.130723             6,811
    Remaining contract charges                 145,557             --         3,877,563
 2005  Lowest contract charges                   3,365      51.469113           173,195
    Highest contract charges                       561      10.725103             6,021
    Remaining contract charges                  47,120             --           807,097
PUTNAM INTERNATIONAL EQUITY
 2006  Lowest contract charges                   2,426      24.793041            60,141
    Highest contract charges                    75,170      12.560151           944,159
    Remaining contract charges               3,401,844             --        56,766,723
 2005  Lowest contract charges                     501      19.558296             9,799
    Highest contract charges                    50,940      10.073002           513,120
    Remaining contract charges               1,487,032             --        18,510,038
PUTNAM INVESTORS
 2006  Lowest contract charges                  11,276      11.233877           126,668
    Highest contract charges                    21,453       7.889516           169,261
    Remaining contract charges                 400,775             --         3,629,416
 2005  Lowest contract charges                     477       9.934290             4,742
    Highest contract charges                     9,771       7.092883            69,306
    Remaining contract charges                  91,359             --           718,761
PUTNAM NEW VALUE
 2006  Lowest contract charges                   8,051      22.290074           179,448
    Highest contract charges                       403      15.897471             6,415
    Remaining contract charges                 412,552             --         8,516,540
 2005  Lowest contract charges                   1,639      19.357998            31,730
    Highest contract charges                       322      14.042955             4,518
    Remaining contract charges                 140,949             --         2,498,944

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
 2006  Lowest contract charges                0.76%              3.63%               5.50%
    Highest contract charges                  2.40%              6.11%               3.77%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.70%                --                2.19%
    Highest contract charges                  2.37%                --                1.07%
    Remaining contract charges                  --                 --                  --
PUTNAM GLOBAL ASSET ALLOCATION
 2006  Lowest contract charges                0.75%              2.08%              12.01%
    Highest contract charges                  2.41%              2.52%              10.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.66%                --                7.04%
    Highest contract charges                  2.37%                --                5.87%
    Remaining contract charges                  --                 --                  --
PUTNAM GROWTH AND INCOME
 2006  Lowest contract charges                1.04%                --               14.70%
    Highest contract charges                  2.45%              1.51%              13.11%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%                --                7.83%
    Highest contract charges                  2.42%                --                6.90%
    Remaining contract charges                  --                 --                  --
PUTNAM INTERNATIONAL EQUITY
 2006  Lowest contract charges                0.75%              0.45%              26.77%
    Highest contract charges                  2.40%              0.54%              24.69%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.72%                --               14.66%
    Highest contract charges                  2.36%                --               13.41%
    Remaining contract charges                  --                 --                  --
PUTNAM INVESTORS
 2006  Lowest contract charges                0.75%              0.30%              13.08%
    Highest contract charges                  2.39%              0.29%              11.23%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.67%                --               13.42%
    Highest contract charges                  2.37%                --               12.18%
    Remaining contract charges                  --                 --                  --
PUTNAM NEW VALUE
 2006  Lowest contract charges                0.75%              0.88%              15.15%
    Highest contract charges                  2.47%              1.04%              13.21%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.74%                --                9.05%
    Highest contract charges                  2.36%                --                7.82%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
 2006  Lowest contract charges                   3,804     $27.061733          $102,943
    Highest contract charges                       308      22.593352             6,938
    Remaining contract charges               1,863,912             --        47,612,225
 2005  Lowest contract charges                   1,198      23.245262            27,851
    Highest contract charges                       351      19.739785             6,933
    Remaining contract charges                 548,831             --        12,052,729
PUTNAM THE GEORGE PUTNAM FUND OF
 BOSTON
 2006  Lowest contract charges                   3,647      13.805165            50,352
    Highest contract charges                     8,607      12.487367           107,476
    Remaining contract charges                 273,718             --         3,753,816
 2005  Lowest contract charges                   3,865      12.396378            47,916
    Highest contract charges                     1,549      11.428257            17,706
    Remaining contract charges                 104,780             --         1,300,311
PUTNAM VISTA
 2006  Lowest contract charges                   1,154      16.505957            19,054
    Highest contract charges                    23,550       6.439048           151,636
    Remaining contract charges                  68,537             --           626,681
 2005  Lowest contract charges                     201      15.770447             3,165
    Highest contract charges                    16,747       6.254512           104,745
    Remaining contract charges                  26,149             --           239,527
PUTNAM VOYAGER
 2006  Lowest contract charges                   9,719      54.988920           534,449
    Highest contract charges                    20,466       6.594853           134,974
    Remaining contract charges                  97,106             --         1,385,620
 2005  Lowest contract charges                   2,926      52.757362           154,348
    Highest contract charges                     8,792       6.406829            56,326
    Remaining contract charges                 155,195             --         1,306,144
PIONEER FUND VCT PORTFOLIO
 2006  Lowest contract charges                  57,063       1.174047            66,995
    Highest contract charges                   360,589       1.160156           418,342
    Remaining contract charges                  83,927             --            97,906
 2005  Lowest contract charges                  46,189       1.020694            47,145
    Highest contract charges                   368,849       1.018250           375,581
    Remaining contract charges                  49,888             --            50,857
PIONEER OAK RIDGE LARGE CAP GROWTH
 PORTFOLIO
 2006  Lowest contract charges                  16,360       1.056411            17,282
    Highest contract charges                     4,327       1.040018             4,502
    Remaining contract charges                 483,702             --           505,951
 2005  Lowest contract charges                  11,074       1.039627            11,513
    Highest contract charges                    12,691       1.036360            13,152
    Remaining contract charges                 279,510             --           289,981

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM SMALL CAP VALUE
 2006  Lowest contract charges                0.75%              0.22%              16.42%
    Highest contract charges                  2.45%              0.35%              14.46%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.74%                --               14.65%
    Highest contract charges                  2.40%                --               13.36%
    Remaining contract charges                  --                 --                  --
PUTNAM THE GEORGE PUTNAM FUND OF
 BOSTON
 2006  Lowest contract charges                0.75%              0.05%              11.09%
    Highest contract charges                  2.39%              0.99%               9.27%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.03%                --                4.64%
    Highest contract charges                  2.31%                --                3.70%
    Remaining contract charges                  --                 --                  --
PUTNAM VISTA
 2006  Lowest contract charges                0.75%                --                4.66%
    Highest contract charges                  2.40%                --                2.95%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.68%                --               17.35%
    Highest contract charges                  2.34%                --               16.07%
    Remaining contract charges                  --                 --                  --
PUTNAM VOYAGER
 2006  Lowest contract charges                1.15%              0.09%               4.23%
    Highest contract charges                  2.40%              0.07%               2.94%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%                --               13.06%
    Highest contract charges                  2.37%                --               12.12%
    Remaining contract charges                  --                 --                  --
PIONEER FUND VCT PORTFOLIO
 2006  Lowest contract charges                1.15%              1.14%              15.02%
    Highest contract charges                  2.10%              1.11%              13.94%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              1.38%               2.57%
    Highest contract charges                  2.07%              1.91%               2.42%
    Remaining contract charges                  --                 --                  --
PIONEER OAK RIDGE LARGE CAP GROWTH
 PORTFOLIO
 2006  Lowest contract charges                1.15%              0.04%               1.61%
    Highest contract charges                  2.44%              0.01%               0.35%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%                --                2.04%
    Highest contract charges                  2.35%                --                1.84%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PIONEER VALUE VCT PORTFOLIO
 2006  Lowest contract charges                   1,837      $1.138074            $2,091
    Highest contract charges                   144,412       1.124618           162,408
    Remaining contract charges                  33,109             --            37,429
 2005  Lowest contract charges                   1,845       1.000697             1,846
    Highest contract charges                   166,488       0.998305           166,206
    Remaining contract charges                  31,000             --            30,980
ENTERPRISE
 2006  Lowest contract charges                  73,844       8.727171           644,445
    Highest contract charges                     3,326       5.776113            19,216
    Remaining contract charges                 143,911             --           869,532
 2005  Lowest contract charges                  85,125       8.265196           703,577
    Highest contract charges                     3,327       5.552645            18,473
    Remaining contract charges                 147,341             --           848,130
 2004  Lowest contract charges                 124,710       7.750029           966,502
    Highest contract charges                     3,327       5.282739            17,575
    Remaining contract charges                 172,624             --           936,701
 2003  Lowest contract charges                 124,465       7.553252           940,117
    Highest contract charges                     5,192       5.249094            27,253
    Remaining contract charges                 181,384             --           966,132
 2002  Lowest contract charges                 156,833       6.084980           954,327
    Highest contract charges                    73,548       4.261970           313,459
    Remaining contract charges                 133,982             --           582,000
GROWTH AND INCOME
 2006  Lowest contract charges                   8,460      16.884100           142,841
    Highest contract charges                     8,116      16.260056           131,982
    Remaining contract charges               1,925,596             --        30,026,589
 2005  Lowest contract charges                   2,399      14.668103            35,183
    Highest contract charges                     5,254      14.389633            75,600
    Remaining contract charges               1,010,430             --        13,401,064
 2004  Lowest contract charges                   3,002       1.156077             3,469
    Highest contract charges                       890      13.460455            11,982
    Remaining contract charges                 461,726             --         6,213,655
 2003  Lowest contract charges                 149,577      11.601336         1,735,287
    Highest contract charges                     6,838      12.121904            82,887
    Remaining contract charges                 188,166             --         2,297,160
 2002  Lowest contract charges                 143,810       9.189084         1,321,480
    Highest contract charges                    13,504       9.722675           131,293
    Remaining contract charges                  31,179             --           304,637

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PIONEER VALUE VCT PORTFOLIO
 2006  Lowest contract charges                1.15%              0.22%              13.73%
    Highest contract charges                  2.10%              0.20%              12.65%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.16%                --                2.32%
    Highest contract charges                  2.08%                --                2.17%
    Remaining contract charges                  --                 --                  --
ENTERPRISE
 2006  Lowest contract charges                1.40%              0.44%               5.59%
    Highest contract charges                  2.60%              0.19%               4.03%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.73%               6.65%
    Highest contract charges                  2.59%              0.47%               5.11%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.37%               2.61%
    Highest contract charges                  2.58%                --                1.13%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              0.52%              24.13%
    Highest contract charges                  1.27%                --               18.48%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.41%              0.53%             (30.31)%
    Highest contract charges                  1.80%                --              (30.87)%
    Remaining contract charges                  --                 --                  --
GROWTH AND INCOME
 2006  Lowest contract charges                0.75%              0.47%              15.11%
    Highest contract charges                  2.60%              0.86%              13.00%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%                --                9.99%
    Highest contract charges                  2.57%              0.36%               6.90%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.28%                --               12.90%
    Highest contract charges                  2.37%                --               11.19%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              0.96%              26.25%
    Highest contract charges                  1.46%                --               23.62%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.40%              2.69%             (14.40)%
    Highest contract charges                  1.77%                --              (14.98)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
COMSTOCK
 2006  Lowest contract charges                  10,555     $16.953685          $178,941
    Highest contract charges                    11,212      16.327017           183,059
    Remaining contract charges               3,838,549             --        64,723,968
 2005  Lowest contract charges                   2,148      14.719590            31,619
    Highest contract charges                    10,062      14.440094           145,293
    Remaining contract charges               1,909,063             --        28,154,755
 2004  Lowest contract charges                   9,229      14.484780           133,677
    Highest contract charges                       942      14.235396            13,413
    Remaining contract charges                 140,222             --         2,013,581
 2003  Lowest contract charges                     626      12.521462             7,844
    Highest contract charges                     5,744      12.458666            71,559
    Remaining contract charges                  47,422             --           592,021
STRATEGIC GROWTH
 2006  Lowest contract charges                   1,465      13.353671            19,566
    Highest contract charges                     2,729      12.838045            35,028
    Remaining contract charges                  15,648             --           205,382
 2005  Lowest contract charges                   1,648      13.208819            21,771
    Highest contract charges                        97      12.908054             1,249
    Remaining contract charges                  17,824             --           232,407
 2004  Lowest contract charges                   1,711      12.456970            21,318
    Highest contract charges                        26      12.295684               318
    Remaining contract charges                  14,860             --           183,692
 2003  Lowest contract charges                   1,375      11.842633            16,284
    Highest contract charges                     1,723      11.806929            20,340
    Remaining contract charges                   2,882             --            34,056
AGGRESSIVE GROWTH PORTFOLIO
 2006  Lowest contract charges                   4,734      12.190083            57,702
    Highest contract charges                       131      11.826680             1,547
    Remaining contract charges                  13,521             --           161,681
 2005  Lowest contract charges                   4,878      11.793783            57,529
    Highest contract charges                       131      11.568800             1,515
    Remaining contract charges                  12,806             --           149,133
 2004  Lowest contract charges                     569      10.774757             6,131
    Highest contract charges                       131      10.686077             1,400
    Remaining contract charges                   6,632             --            71,049
GOVERNMENT PORTFOLIO
 2006  Lowest contract charges                     739      10.410536             7,695
    Highest contract charges                     6,333      10.105234            63,997
    Remaining contract charges                  42,656             --           435,818
 2005  Lowest contract charges                     740      10.249360             7,584
    Highest contract charges                     6,149      10.058815            61,851
    Remaining contract charges                  31,274             --           316,740
 2004  Lowest contract charges                   1,954      10.071757            19,677
    Highest contract charges                     3,515       9.996370            35,141
    Remaining contract charges                   9,025             --            90,415

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COMSTOCK
 2006  Lowest contract charges                0.75%              0.69%              15.18%
    Highest contract charges                  2.60%              1.28%              13.07%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%                --                5.94%
    Highest contract charges                  2.57%              0.46%               1.44%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.48%              0.32%              15.68%
    Highest contract charges                  2.57%                --               14.42%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.99%                --               25.22%
    Highest contract charges                  1.40%                --               24.59%
    Remaining contract charges                  --                 --                  --
STRATEGIC GROWTH
 2006  Lowest contract charges                1.50%                --                1.10%
    Highest contract charges                  2.56%                --               (0.01)%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.50%              0.01%               6.04%
    Highest contract charges                  2.20%                --                5.09%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.50%                --                5.19%
    Highest contract charges                  2.28%                --                4.35%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.00%                --               18.43%
    Highest contract charges                  1.28%                --               18.07%
    Remaining contract charges                  --                 --                  --
AGGRESSIVE GROWTH PORTFOLIO
 2006  Lowest contract charges                1.50%                --                3.36%
    Highest contract charges                  2.60%                --                2.23%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.48%                --                9.46%
    Highest contract charges                  2.59%                --                8.26%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.12%                --                7.75%
    Highest contract charges                  1.96%                --                6.86%
    Remaining contract charges                  --                 --                  --
GOVERNMENT PORTFOLIO
 2006  Lowest contract charges                1.50%              4.23%               1.57%
    Highest contract charges                  2.60%              4.26%               0.46%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.48%              4.02%               1.74%
    Highest contract charges                  2.59%              3.42%               0.63%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.17%                --                0.72%
    Highest contract charges                  1.47%                --               (0.04)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2006  Lowest contract charges                  12,043      $1.069239           $12,877
    Highest contract charges                     5,256       1.033116             5,430
    Remaining contract charges                   1,816             --             1,914
 2005  Lowest contract charges                   5,477       1.058917             5,799
    Highest contract charges                     1,675       1.046872             1,753
    Remaining contract charges                      --             --                --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2006  Lowest contract charges                   6,390       1.406759             8,989
    Highest contract charges                     2,854       1.359239             3,879
    Remaining contract charges                     740             --             1,026
 2005  Lowest contract charges                   3,410       1.161578             3,961
    Highest contract charges                       746       1.148379               856
    Remaining contract charges                      --             --                --
STI CLASSIC VT LARGE CAP RELATIVE
 VALUE FUND
 2006  Lowest contract charges                   3,733       1.816743             6,782
    Highest contract charges                    33,937       1.758858            59,692
    Remaining contract charges                  30,898             --            55,349
 2005  Lowest contract charges                   6,740       1.567353            10,563
    Highest contract charges                    30,271       1.545839            46,795
    Remaining contract charges                      --             --                --
STI CLASSIC VT MID-CAP EQUITY FUND
 2006  Lowest contract charges                   1,760       1.811680             3,189
    Highest contract charges                    17,620       1.774985            31,275
    Remaining contract charges                  19,466             --            35,155
 2005  Lowest contract charges                   3,087       1.675109             5,171
    Highest contract charges                    12,857       1.637179            21,049
    Remaining contract charges                  16,158             --            26,812
STI CLASSIC VT LARGE CAP VALUE EQUITY
 FUND
 2006  Lowest contract charges                 198,807       1.837953           365,398
    Highest contract charges                    19,614       1.796199            35,230
    Remaining contract charges                 612,839             --         1,127,376
 2005  Lowest contract charges                  64,472       1.518186            97,879
    Highest contract charges                     5,293       1.502355             7,953
    Remaining contract charges                 334,281             --           509,399

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2006  Lowest contract charges                1.34%                --                0.98%
    Highest contract charges                  2.09%                --                0.22%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.26%                --               16.28%
    Highest contract charges                  1.64%              0.33%              16.05%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2006  Lowest contract charges                1.34%                --               21.11%
    Highest contract charges                  2.08%                --               20.20%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.26%                --               19.79%
    Highest contract charges                  1.41%                --               19.55%
    Remaining contract charges                  --                 --                  --
STI CLASSIC VT LARGE CAP RELATIVE
 VALUE FUND
 2006  Lowest contract charges                1.15%              1.79%              14.87%
    Highest contract charges                  2.10%              1.28%              13.78%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.60%              1.70%               7.64%
    Highest contract charges                  2.03%              1.25%               7.32%
    Remaining contract charges                  --                 --                  --
STI CLASSIC VT MID-CAP EQUITY FUND
 2006  Lowest contract charges                1.61%              0.40%               8.96%
    Highest contract charges                  2.10%              0.40%               8.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.09%              0.97%              14.69%
    Highest contract charges                  1.93%              0.17%              13.97%
    Remaining contract charges                  --                 --                  --
STI CLASSIC VT LARGE CAP VALUE EQUITY
 FUND
 2006  Lowest contract charges                1.15%              1.58%              21.06%
    Highest contract charges                  2.39%              1.56%              19.56%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              2.36%               5.11%
    Highest contract charges                  2.34%              2.19%               4.24%
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Funds' manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

      investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.55% to 1.60% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.05% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred, MAV Plus, and MAV/EPB Death Benefit Charge. These deductions range from 0.15% to 0.75%.

    These charges are a reduction in unit values.

    The Company will charge an expense for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, and The Hartford's Lifetime Income Builder II. The Company initially makes deductions of 0.30%, 0.40%, and 0.40%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75%.

    These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. Our audits also included the consolidated financial statement schedules listed in the Index at S-1 to S-3. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2007

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $3,113         $2,811         $2,592
 Earned premiums                          547            449            484
 Net investment income                  2,728          2,569          2,470
 Net realized capital gains              (299)            75            140
  (losses)
                                     --------       --------       --------
                     TOTAL REVENUES     6,089          5,904          5,686
                                     --------       --------       --------
BENEFITS, CLAIMS AND EXPENSES
 Benefits, claims and claim             3,205          3,008          3,111
  adjustment expenses
 Insurance expenses and other             853            798            709
 Amortization of deferred policy        1,175            945            825
  acquisition costs and present
  value of future profits
 Dividends to policyholders                22             37             29
                                     --------       --------       --------
TOTAL BENEFITS, CLAIMS AND EXPENSES     5,255          4,788          4,674
                                     --------       --------       --------
 Income before income tax expense         834          1,116          1,012
  and cumulative effect of
  accounting changes
 Income tax expense                       103            207             29
 Income before cumulative effect of       731            909            983
  accounting changes
 Cumulative effect of accounting           --             --            (18)
  changes, net of tax
                                     --------       --------       --------
                         NET INCOME      $731           $909           $965
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2006              2005
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available for sale, at         $45,340           $43,242
  fair value (amortized cost of $44,540 and
  $42,256)
 Equity securities, available for sale, at            275               310
  fair value (cost of $267 and $303)
 Equity securities, held for trading, at                1                 1
  fair value
 Policy loans, at outstanding balance               2,009             1,971
 Mortgage loans on real estate                      2,631             1,355
 Other investments                                  1,024               579
                                              -----------       -----------
                           TOTAL INVESTMENTS       51,280            47,458
                                              -----------       -----------
 Cash                                                 186               124
 Premiums receivable and agents' balances              29                23
 Reinsurance recoverables                           1,393             1,114
 Deferred policy acquisition costs and              7,334             7,101
  present value of future profits
 Deferred income taxes                               (491  )           (516  )
 Goodwill                                             186               186
 Other assets                                       1,290             1,611
 Separate account assets                          179,943           150,523
                                              -----------       -----------
                                TOTAL ASSETS     $241,150          $207,624
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits                $8,209            $7,406
 Other policyholder funds                          40,191            38,399
 Consumer Notes                                       258                --
 Other liabilities                                  4,890             3,959
 Separate account liabilities                     179,943           150,523
                                              -----------       -----------
                           TOTAL LIABILITIES      233,491           200,287
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE           --                --
 11
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,               6                 6
  issued and outstanding, par value $5,690
 Capital surplus                                    2,586             2,405
 Accumulated other comprehensive income
  Net unrealized capital gains on                     290               464
   securities, net of tax
  Foreign currency translation adjustments              1                (1  )
                                              -----------       -----------
TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME          291               463
                                              -----------       -----------
 Retained earnings                                  4,777             4,463
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        7,660             7,337
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $241,150          $207,624
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                       NET             NET (LOSS)
                                                                    UNREALIZED           GAIN ON
                                                                  CAPITAL GAINS         CASH FLOW          FOREIGN
                                      COMMON                       (LOSSES) ON           HEDGING          CURRENCY
                                       STOCK         CAPITAL       SECURITIES,        INSTRUMENTS,       TRANSLATION
                                                     SURPLUS        NET OF TAX         NET OF TAX        ADJUSTMENTS
                                                                     (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------
2006
Balance, December 31, 2005               $6          $2,405             $577              $(113)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                       (77)
 Net loss on cash flow hedging
  instruments                                                                               (97)
 Cumulative translation
  adjustments                                                                                                  2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        181
Dividends declared
        BALANCE, DECEMBER 31, 2006       $6          $2,586             $500              $(210)              $1
                                        ---          ------           ------              -----              ---
2005
Balance, December 31, 2004               $6          $2,240           $1,124              $(184)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (547)
 Net loss on cash flow hedging
  instruments                                                                                71
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        165
Dividends declared
        BALANCE, DECEMBER 31, 2005       $6          $2,405             $577              $(113)             $(1)
                                        ---          ------           ------              -----              ---
2004
Balance, December 31, 2003               $6          $2,240             $728               $(17)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Cumulative effect of accounting
  change                                                                 292
 Net change in unrealized capital
  gains (losses) on securities (2)                                       104
 Net loss on cash flow hedging
  instruments                                                                              (167)
Total other comprehensive income
 Total comprehensive income
Dividends declared
        BALANCE, DECEMBER 31, 2004       $6          $2,240           $1,124              $(184)             $(1)
                                        ---          ------           ------              -----              ---


                                                                TOTAL
                                           RETAINED         STOCKHOLDER'S
                                           EARNINGS             EQUITY
                                                (IN MILLIONS)
----------------------------------  --------------------------------------
2006
Balance, December 31, 2005                  $4,463              $7,337
Comprehensive income
 Net income                                    731                 731
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                 (77)
 Net loss on cash flow hedging
  instruments                                                      (97)
 Cumulative translation
  adjustments                                                        2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                                   181
Dividends declared                            (417)               (417)
                                            ------              ------
        BALANCE, DECEMBER 31, 2006          $4,777              $7,660
                                            ------              ------
2005
Balance, December 31, 2004                  $4,064              $7,249
Comprehensive income
 Net income                                    909                 909
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (547)
 Net loss on cash flow hedging
  instruments                                                       71
Total other comprehensive income                                  (476)
 Total comprehensive income                                        433
Capital contribution from parent                                   165
Dividends declared                            (510)               (510)
                                            ------              ------
        BALANCE, DECEMBER 31, 2005          $4,463              $7,337
                                            ------              ------
2004
Balance, December 31, 2003                  $3,648              $6,604
Comprehensive income
 Net income                                    965                 965
Other comprehensive income, net of
 tax (1)
 Cumulative effect of accounting
  change                                                           292
 Net change in unrealized capital
  gains (losses) on securities (2)                                 104
 Net loss on cash flow hedging
  instruments                                                     (167)
Total other comprehensive income                                   229
 Total comprehensive income                                      1,194
Dividends declared                            (549)               (549)
                                            ------              ------
        BALANCE, DECEMBER 31, 2004          $4,064              $7,249
                                            ------              ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(42), $(295), and $56 for the years ended December 31, 2006, 2005 and 2004, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(52), $38 and $(90) for the years ended December 31, 2006, 2005 and 2004, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(75), $26 and $78 for the years ended December 31, 2006, 2005 and 2004 respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2006            2005            2004
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                            $731            $909            $965
 Adjustments to reconcile net
  income to net cash provided by
  operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits             1,175             945             825
 Additions to deferred policy
  acquisition costs and present
  value of future profits            (1,351)         (1,226)         (1,375)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses and
  unearned premiums                     836             129             726
 Reinsurance recoverables               (47)            177             (15)
 Receivables                             11              (3)             (3)
 Payables and accruals                  210             385            (212)
 Accrued and deferred income
  taxes                                 340              36             (21)
 Net realized capital losses
  (gains)                               299             (75)           (140)
 Depreciation and amortization          404             239              73
 Cumulative effect of accounting
  change, net of tax                     --              --              18
 Other, net                             157            (228)            (86)
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES      2,765           1,288             755
                                  ---------       ---------       ---------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities,
  available-for-sale                 19,517          19,727          18,457
 Equity securities,
  available-for-sale                    249              38              75
 Mortgage loans                         301             354             238
 Partnerships                            91             169              34
 Payments for the purchase of:
 Fixed maturities,
  available-for-sale                (22,017)        (21,511)        (19,309)
 Equity securities,
  available-for-sale                   (455)            (60)            (92)
 Mortgage loans                      (1,574)           (915)           (564)
 Partnerships                          (496)           (337)           (111)
 Change in policy loans, net            (39)            647            (148)
 Change in payables for
  collateral under securities
  lending, net                          788            (276)             19
 Change in all other, net              (713)           (193)            486
                                  ---------       ---------       ---------
     NET CASH USED FOR INVESTING
                      ACTIVITIES     (4,348)         (2,357)           (915)
                                  ---------       ---------       ---------
FINANCING ACTIVITIES
 Capital contributions                                  129              --
 Dividends paid                        (300)           (498)           (549)
 Proceeds from issuance of
  consumer notes                        258              --              --
 Net receipts from investment
  and universal life-type
  contracts                           1,686           1,347             829
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY FINANCING
                      ACTIVITIES      1,644             978             280
                                  ---------       ---------       ---------
 Impact of foreign exchange               1              (1)             --
 Net (decrease) increase in cash         62             (92)            120
                                  ---------       ---------       ---------
 Cash -- beginning of year              124             216              96
                                  ---------       ---------       ---------
 Cash -- end of year                   $186            $124            $216
                                  ---------       ---------       ---------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash (Received) Paid During
  the Year for:
 Income taxes                         $(163)           $149             $42

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

The Company recaptured an indemnity reinsurance arrangement with Hartford Life and Accident Insurance Company in 2005. In conjunction with this transaction, the Company recorded a noncash capital contribution of $36 and a related extinguishment of the reinsurance recoverable liability.

The Company made noncash dividends of $117 and received noncash capital contributions of $154 from its parent company during 2006 related to the guaranteed minimum income benefit reinsurance agreement with Hartford Life Insurance, K.K.

The Company received, noncash capital contributions from its parent of $25 to settle intercompany balances related to stock compensation.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

NOTE 1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (collectively, "Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI") and Hartford International Life Reassurance Corporation ("HLRe"). The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct wholly-owned subsidiary of Hartford Holdings, Inc., a direct wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) corporate owned life insurance and (e) assumes fixed annuity products and guaranteed minimum income benefits ("GMIB") from Hartford Life's international operations.

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The consolidated financial statements include the accounts of Hartford Life Insurance Company in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIE") in which the Company is the primary beneficiary. The Company determines if it is the primary beneficiary using both qualitative and quantitative analysis. Entities in which Hartford Life Insurance Company does not have a controlling financial interest but in which the Company has significant influence over the operating and financing decisions are reported using the equity method. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated. For further discussion see Note 3.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and present value of future profits associated with variable annuity and other universal life-type contracts; the evaluation of other-than-temporary impairments on investments in available-for-sale securities; the valuation of guaranteed minimum withdrawal benefit derivatives and guaranteed minimum income benefit reinsurance derivatives; and contingencies relating to corporate litigation and regulatory matters.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements

In September 2006, the Securities and Exchange Commission ("SEC") staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. The Company adopted SAB 108 on December 31, 2006. The adoption had no effect on the Company's consolidated financial condition or results of operations.

Share-Based Payment

In December 2004, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123(R)"), which replaced SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS 123") and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees". SFAS 123(R) requires companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award. In January 2003, the Company began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS 123 and therefore the adoption of SFAS 123(R) did not have a material effect on the Company's financial position or results of operations and is not expected to have a material effect on future operations.

The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces Emerging Issues Task Force Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF Issue No. 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than-temporary, a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

Non-Traditional Long Duration Contracts

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                        OTHER
                                                                                    COMPREHENSIVE
                                                                 NET INCOME             INCOME
-----------------------------------------------------------------------------------------------------
COMPONENTS OF CUMULATIVE EFFECT OF ADOPTION
Establishing GMDB and other benefit reserves for annuity
 contracts                                                           $(50)                $ --
Reclassifying certain separate accounts to general account             30                  294
Other                                                                   2                   (2)
                                                                    -----               ------
                         TOTAL CUMULATIVE EFFECT OF ADOPTION         $(18)                $292
                                                                    -----               ------

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities, Including an Amendment of FASB Statement No. 115" ("SFAS 159"). The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently. This statement permits entities to choose, at specified election dates, to measure eligible items at fair value (i.e., the fair value option). Items eligible for the fair value option include certain recognized financial assets and liabilities, rights and obligations under certain insurance contracts that are not financial instruments, host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument, and certain commitments. Business entities shall report unrealized gains and losses on items for which the fair value option has been elected in net income. The fair value option (a) may be applied instrument by instrument, with certain exceptions, (b) is irrevocable (unless a new election date occurs), and (c) is applied only to entire instruments and not to portions of instruments. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007, although early adoption is permitted under certain conditions. Companies shall report the effect of the first remeasurement to fair value as a cumulative-effect adjustment to the opening balance of retained earnings. The Company expects to adopt SFAS 159 on January 1, 2008, but has not yet determined the items to which the Company may apply the fair value option and the impact on the Company's consolidated financial statements.

Fair Value Measurements

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity's estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Company will adopt SFAS 157 on January 1, 2008, but has not yet quantified the impact. However, the Company has certain significant product riders, including GMWB, that are recorded using fair value. Under SFAS 157, fair value for GMWB will use significant Level 3 inputs including risk margins. The Company's account value associated with GMWB is $48.3 billion as of December 31, 2006. As a result, the one time realized capital loss that could be recorded upon the adoption of SFAS 157 could materially reduce the Company's 2008 net income. Realized gains and losses that will be recorded in future years are also likely to be more volatile than amounts recorded in prior years. In addition, adoption of SFAS 157 will result in a future reduction in variable annuity fee income as fees attributed to the embedded derivatives will increase consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of embedded derivative.

Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109

The FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN 48"), dated June 2006. The interpretation requires public companies to recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized would be the amount that represents the largest amount of tax benefit that is greater than 50% likely of being ultimately realized. A liability would be recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess. FIN 48 will require a tabular reconciliation of the change in the aggregate unrecognized tax benefits claimed, or expected to be claimed, in tax returns and disclosure relating to accrued interest and penalties for unrecognized tax benefits. Disclosure will also be required for those uncertain tax positions where it is reasonably possible that the estimate of the tax benefit will change significantly in the next 12 months. FIN 48 is effective for fiscal years beginning after December 15, 2006. Upon adoption as of the first quarter of 2007, FIN 48 will not have a material effect on the Company's consolidated financial condition or results of operations.

Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS 155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interest in Securitized Financial Assets". This Statement: (a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. The standard also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company is required to apply SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007. SFAS 155 did not have an effect on the Company's consolidated financial condition and results of operations upon adoption at January 1, 2007. However, the standard could affect the future income recognition for securitized financial assets because there may be more embedded derivatives identified with changes in fair value recognized in net income.

Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts", ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company will adopt SOP 05-1 on January 1, 2007. The Company expects the cumulative effect upon adoption of SOP 05-1 to be $10 to $20, after-tax, which will be recorded as a reduction in retained earnings as of January 1, 2007.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Other investments primarily consist of derivatives, and limited partnership interests and proportionate share limited liability companies (collectively "limited partnerships"). Limited partnerships are accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Derivatives are carried at fair value.

Valuation of Fixed Maturities

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use market data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed ("ABS") and commercial mortgage-backed securities ("CMBS") are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2006 and 2005, primarily consisted of non-144A private placements and have an average duration of 5.0 and 4.8 years, respectively.

The following table presents the fair value of fixed maturity securities by pricing source as of December 31, 2006 and 2005.

                                                            2006                                         2005
                                                                      PERCENTAGE                                   PERCENTAGE
                                                                       OF TOTAL                                     OF TOTAL
                                             FAIR VALUE               FAIR VALUE          FAIR VALUE               FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Priced via independent market
 quotations                                     $37,190                    82.0%             $36,055                    83.4%
Priced via broker quotations                      3,567                     7.9                2,271                     5.2
Priced via matrices                               3,810                     8.4                3,667                     8.5
Priced via other methods                             79                     0.2                  202                     0.5
Short-term investments (1)                          694                     1.5                1,047                     2.4
                                              ---------                 -------            ---------                 -------
                                  TOTAL         $45,340                   100.0%             $43,242                   100.0%
                                              ---------                 -------            ---------                 -------

(1) Short-term investments are primarily valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

Other-Than-Temporary Impairments on Available-for-Sale Securities

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets" ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

Each quarter, during this analysis, the Company asserts its intent and ability to retain until recovery those securities judged to be temporarily impaired. Once identified, these securities are systematically restricted from trading unless approved by the committee. The committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's creditworthiness, a change in regulatory requirements or a major business combination or major disposition.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Mortgage Loan Impairments

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

Net Realized Capital Gains and Losses

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction remeasurements are also included in net realized capital gains and losses. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the years ended December 31, 2006, 2005 and 2004. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

Net Investment Income

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. The calculation of amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For high credit quality securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments using the retrospective method. For non-highly rated securitized financial assets any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships, the equity method of accounting is used to recognize the Company's share of earnings. For fixed maturities that have had an other-than-temporary impairment loss, the Company amortizes the new cost basis to par or to estimated future value over the remaining life of the security based on future estimated cash flows.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of
Note 3.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. As of December 31, 2006 and 2005, approximately 82% and 84% of derivatives, respectively, based upon notional values, were priced via valuation models which utilize market data, while the remaining 18% and 16% of derivatives, respectively, were priced via broker quotations. These percentages exclude the guaranteed minimum withdrawal benefit ("GMWB") rider and the associated reinsurance contracts, which are discussed below as well as the reinsurance contracts associated with the GMIB product, which is discussed in Note 17. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and GMWB and GMIB reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB and GMIB reinsurance assumed contract amounts are recorded in other policyholder funds in the consolidated balance sheets. GMWB reinsurance ceded amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation ("net investment" hedge) or (5) held for other investment and risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Other Investment and Risk Management Activities

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses, both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

Product Derivatives and Risk Management

Valuation of Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Income Benefit Reinsurance Derivatives

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The Company also assumes GMIB from a related party. The GMIB reinsurance represents a free standing derivative. Both are carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process.

In valuing the embedded GMWB derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder for the GMWB over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. Upon adoption of Statement of Financial Accounting Standard No. 157, "Fair Value Measurements", (SFAS 157) the Company will revise many of the assumptions used to value GMWB.

For contracts issued prior to July 2003, the Company has an unrelated party reinsurance arrangement in place to transfer its risk of loss due to GMWB. For contracts issued after July 2003, the Company had reinsured the risk of loss due to GMWB to a related party, Hartford Life and Accident Insurance Company. Both of these arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. During September 2005, the Company recaptured the reinsurance agreement with the related party. As a result of the recapture, the Company received derivative instruments, used to hedge its exposure to the GMWB rider, including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. For the years ended December 31, 2006, 2005 and 2004, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $26 loss, $55 loss and $0, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money', the Company's exposure as of December 31, 2006, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Separate Accounts

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts include contracts, wherein the policyholder assumes the investment risk. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

Deferred Policy Acquisition Costs and Present Value of Future Profits Associated with Variable Annuity and Other Universal Life-Type Contracts

Accounting Policy and Assumptions

Life policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits ("PVFP") is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC". At December 31, 2006 and December 31, 2005, the carrying value of the Company's Life DAC asset was $7.3 billion and $7.1 billion, respectively. Of those amounts, $4.4 billion and $4.5 billion related to individual variable annuities sold in the U.S., respectively, and $2.1 billion and $1.9 billion related to universal life-type contracts sold by Individual Life, respectively.

The Company amortizes DAC related to investment contracts and universal life-type contracts (including individual variable annuities) using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities on the Company's balance sheet, such as sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for guaranteed minimum death and income benefits. For most contracts, the Company evaluates EGPs over a 20 year horizon as estimated profits emerging subsequent to year 20 are immaterial. The Company uses other measures for amortizing DAC, such as gross costs (net of reinsurance), as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. The Company also adjusts the DAC balance, through other comprehensive income, by an amount that represents the amortization of DAC that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up", which are recorded in the current period. The true-up recorded for the years ended December 31, 2006, 2005 and 2004 was an increase to amortization of $45, $27 and $16, respectively.

Each year, the Company develops future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future gross profits are projected for the estimated lives of the contracts, and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, and mortality. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events. The Company's current aggregate separate account return assumption is approximately 8.0% (after fund fees, but before mortality and expense charges) for U.S. products. The overall actual return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall U.S. separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,418 on December 29, 2006), although no assurance can be provided that this correlation will continue in the future.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. Estimating future gross profits is important not only for determining the amortization of DAC but also in the accounting and valuation of sales inducement assets, unearned revenue reserves and guaranteed minimum death benefit reserves. The estimation process, the underlying assumptions and the resulting EGPs, are evaluated regularly.

During the fourth quarter of 2006, the Company refined its estimation process for DAC amortization and completed a comprehensive study of assumptions. The Company plans to complete a comprehensive assumption study and refine its estimate of future gross profits in the third quarter of 2007 and at least annually thereafter.

Upon completion of an assumption study, the Company will revise its assumptions to reflect its current best estimate, thereby changing its estimate of projected account values and the related EGPs in the DAC, sales inducement and unearned revenue reserve amortization models as well as the guaranteed minimum death benefit reserving models. The cumulative balance of DAC as well as sales inducement assets, unearned revenue reserves and guaranteed minimum death benefit reserves are adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking". An unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations being favorable compared to previous estimates of account value growth and EGPs. An unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations being unfavorable compared to previous estimates of account value growth and EGPs.

In addition to when a comprehensive assumption study is completed, comprehensive revisions to best estimate assumptions used to estimate future gross profits are necessary when the EGPs in the Company's models fall outside of a reasonable range of EGPs. The Company performs a quantitative process each quarter to determine the reasonable range of EGPs. This process involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are assumptions with respect to lapse rates, mortality, and expenses, based on the Company's most recent assumption study. These scenarios are run for individual variable annuity business and are used to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the Company's models. If EGPs used in the Company's models fall outside of the statistical ranges of reasonable EGPs, an "unlock" would be necessary. A similar approach is used for variable universal life business.

Unlock Results

As described above, during the fourth quarter of 2006, the Company completed its latest study of assumptions underlying EGPs, resulting in an "unlock". The study covered all assumptions, including mortality, lapses, expenses and separate account returns, in substantially all product lines. The new best estimate assumptions were applied to the current in-force to project future gross profits. The impact on the Company's assets and liabilities as a result of the unlock during the fourth quarter was as follows:

SEGMENT
AFTER-TAX (CHARGE)                                        UNEARNED REVENUE          DEATH AND INCOME
BENEFIT                            DAC and PVFP               Reserves            Benefit Reserves (1)
---------------------------------------------------------------------------------------------------------
Retail Products Group                    $(70)                    $5                       $(10)
Retirement Plans                           20                     --                         --
Individual Life                           (46)                    30                         --
Life -- Other                             (46)                    --                         --
                                      -------                   ----                      -----
                        TOTAL           $(142)                   $35                       $(10)
                                      -------                   ----                      -----

SEGMENT                             SALES
AFTER-TAX (CHARGE)                INDUCEMENT
BENEFIT                             Assets        Total
-----------------------------  ------------------------------
Retail Products Group                  $3           $(72)
Retirement Plans                       --             20
Individual Life                        --            (16)
Life -- Other                          --            (46)
                                     ----        -------
                        TOTAL          $3          $(114)
                                     ----        -------

(1) As a result of the unlock, death benefit reserves, in the Retail Products Group, increased $294, offset by an increase of $279 in reinsurance recoverables.

An "unlock" only revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced a significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2006, the Company believed U.S. individual variable annuity separate account assets could fall, through a combination of negative market returns, lapses and mortality, by at least 53%, before portions of its DAC asset would be unrecoverable.

Reserve for Future Policy Benefits and Unpaid Claims and Claim Adjustment
Expenses

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

Other Policyholder Funds and Benefits Payable

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Policyholder funds include funding agreements held by VIE issuing medium-term notes.

Revenue Recognition

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

Foreign Currency Translation

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are their functional currencies.

Dividends to Policyholders

Policyholder dividends paid to certain policyholders, referred to as participating policies, are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 3%, 3%, and 5% as of December 31, 2006, 2005 and 2004, respectively, of total life insurance in force. Dividends to policyholders were $22, $37 and $29 for the years ended December 31, 2006, 2005 and 2004, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

Reinsurance

Through both facultative and treaty reinsurance agreements, the Company cedes a share of the risks it has underwritten to other insurance companies. Assumed reinsurance refers to the Company's acceptance of certain insurance risks that other insurance companies have underwritten.

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Income Taxes

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 2. SEGMENT INFORMATION

The Company has four reportable operating segments: Retail Products Group ("Retail"), Retirement Plans ("Retirement"), Institutional Solutions Group ("Institutional") and Individual Life.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b).

Institutional primarily offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals. Within stable value, Institutional has an investor note program that offers both institutional and retail investor notes. Institutional and Retail notes are sold as funding agreement backed notes through trusts and ,may also be issued directly from the company to investors. Furthermore, Institutional offers additional individual products including structured settlements, single premium immediate annuities and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

Life charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Life's Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of certain net realized capital gains and losses and the allocation of credit risk charges.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. Life evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Life's Other category. Net realized capital gains and losses generated from credit related events, other than net periodic coupon settlements on credit derivatives, are retained by Corporate. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through realized capital gains and losses.

The "credit-risk" fee covers fixed income assets included in each operating segment's general account. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses.

The positive (negative) impact on realized gains and losses of the segments for allocated interest rate related realized gains and losses and the credit-risk fees were as follows:

                                  2006              2005              2004
--------------------------------------------------------------------------------
Retail
 Realized gains (losses)           $32               $34               $25
 Credit risk fees                  (26)              (26)              (22)
Retirement Plans
 Realized gains (losses)            10                 6                 5
 Credit risk fees                   (9)               (8)               (8)
Institutional
 Realized gains (losses)            16                13                 8
 Credit risk fees                  (22)              (18)              (16)
Individual Life
 Realized gains (losses)             9                 8                12
 Credit risk fees                   (6)               (5)               (5)
Other
 Realized gains (losses)           (67)              (61)              (50)
 Credit risk fees                   63                57                51
                                ------            ------            ------
                     TOTAL        $ --              $ --              $ --
                                ------            ------            ------

The following tables represent summarized financial information concerning the Company's segments.

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
REVENUES BY PRODUCT LINE                    2006           2005           2004
--------------------------------------------------------------------------------
REVENUES
Life
 Earned premiums, fees, and other
  considerations
Retail
 Individual annuity                         $1,838         $1,627         $1,476
 Other                                          --             --             --
                                          --------       --------       --------
                            TOTAL RETAIL    $1,838         $1,627         $1,476
                                          --------       --------       --------
Retirement Plans
 401(k)                                        154            106             74
 Governmental                                   45             43             43
                                          --------       --------       --------
                  TOTAL RETIREMENT PLANS       199            149            117
                                          --------       --------       --------

                                   FOR THE YEARS ENDED DECEMBER 31,
REVENUES BY PRODUCT LINE       2006              2005              2004
--------------------------------------------------------------------------------
Institutional
 Institutional                     624               517               473
 PPLI                              102               104               149
                            ----------        ----------        ----------
       TOTAL INSTITUTIONAL         726               621               622
                            ----------        ----------        ----------
Individual Life
     TOTAL INDIVIDUAL LIFE         780               716               689
 Other                             116               147               172
                            ----------        ----------        ----------
 Total Life premiums,            3,660             3,260             3,076
  fees, and other
  considerations
 Net investment income           2,728             2,569             2,470
 Net realized capital             (299)               75               140
  gains (losses)
                            ----------        ----------        ----------
                TOTAL LIFE      $6,089            $5,904            $5,686
                            ----------        ----------        ----------
NET INCOME (LOSS)
 Retail                           $488              $520              $373
 Retirement Plans                  101                66                59
 Institutional                      91                82                55
 Individual Life                   158               149               143
 Other                            (107)               92               335
                            ----------        ----------        ----------
          TOTAL NET INCOME        $731              $909              $965
                            ----------        ----------        ----------
NET INVESTMENT INCOME
 Retail                           $835              $934            $1,013
 Retirement Plans                  326               311               307
 Institutional                     987               784               647
 Individual Life                   292               272               269
 Other                             288               268               234
                            ----------        ----------        ----------
      TOTAL NET INVESTMENT      $2,728            $2,569            $2,470
                    INCOME
                            ----------        ----------        ----------
AMORTIZATION OF DEFERRED
 POLICY ACQUISITION AND
 PRESENT VALUE OF FUTURE
 PROFITS
 Retail                           $867              $689              $596
 Retirement Plans                    1                26                28
 Institutional                      32                32                26
 Individual Life                   228               196               175
 Other                              47                 2                --
                            ----------        ----------        ----------
 TOTAL AMORTIZATION OF DAC      $1,175              $945              $825
                            ----------        ----------        ----------
INCOME TAX EXPENSE
 (BENEFIT)
 Retail                             $9               $33               $35
 Retirement Plans                   40                19                17
 Institutional                      38                34                24
 Individual Life                    72                69                70
 Other(1)                          (56)               52              (117)
                            ----------        ----------        ----------
  TOTAL INCOME TAX EXPENSE        $103              $207               $29
                            ----------        ----------        ----------

(1) For the year ended December 31, 2004 the Company includes a $191 tax benefit recorded in its Other category, which relates to an agreement with the IRS on the resolution of matters pertaining to tax years prior to 2004. For further discussion of this tax benefit see Note 12.

                                                           DECEMBER 31,
                                                      2006              2005
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $128,550          $119,185
 Retirement Plans                                       24,390            20,058
 Institutional                                          66,135            48,561
 Individual Life                                        13,603            12,314
 Other                                                   8,472             7,506
                                                   -----------       -----------
                                     TOTAL ASSETS     $241,150          $207,624
                                                   -----------       -----------
DAC
 Retail                                                 $4,587            $4,617
 Retirement Plans                                          538               406
 Institutional                                             111                81
 Individual Life                                         2,124             1,976
 Other                                                     (26)               21
                                                   -----------       -----------
                                        TOTAL DAC       $7,334            $7,101
                                                   -----------       -----------
RESERVE FOR FUTURE POLICY BENEFITS
 Retail                                                   $845              $732
 Retirement Plans                                          357               366
 Institutional                                           5,711             4,962
 Individual Life                                           575               536
 Other                                                     721               810
                                                   -----------       -----------
         TOTAL RESERVE FOR FUTURE POLICY BENEFITS       $8,209            $7,406
                                                   -----------       -----------
OTHER POLICYHOLDER FUNDS
 Retail                                                $15,008           $16,299
 Retirement Plans                                        5,544             5,194
 Institutional                                          11,401             9,228
 Individual Life                                         4,845             4,482
 Other                                                   3,393             3,196
                                                   -----------       -----------
                   TOTAL OTHER POLICYHOLDER FUNDS      $40,191           $38,399
                                                   -----------       -----------

NOTE 3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                       $2,459         $2,275         $2,122
Policy loans                              140            142            183
Mortgage loans on real estate             126             64             37
Other investments                          53            125            158
Gross investment income                 2,778          2,606          2,500
Less: Investment expenses                  50             37             30
                                     --------       --------       --------
              NET INVESTMENT INCOME    $2,728         $2,569         $2,470
                                     --------       --------       --------
COMPONENTS OF NET REALIZED CAPITAL
 GAINS (LOSSES)
Fixed maturities                        $(105)           $57           $168
Equity securities                          (3)             8              7
Foreign currency transaction
 remeasurements                            18            157             (6)
Derivatives and other (1)                (209)          (147)           (29)
                                     --------       --------       --------
NET REALIZED CAPITAL GAINS (LOSSES)     $(299)           $75           $140
                                     --------       --------       --------

(1) Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
COMPONENTS OF NET UNREALIZED GAINS
 (LOSSES) ON AVAILABLE-FOR-SALE
 SECURITIES
Fixed maturities                         $800           $986         $2,212
Equity securities                           8              7              8
Net unrealized gains credited to
 policyholders                             (4)            (9)           (20)
                                     --------       --------       --------
Net unrealized gains                      804            984          2,200
Deferred income taxes and other
 items                                    304            407          1,076
                                     --------       --------       --------
Net unrealized gains, net of tax --
 end of year                              500            577          1,124
Net unrealized gains, net of tax --
 beginning of year                        577          1,124            728
                                     --------       --------       --------
CHANGE IN UNREALIZED GAINS (LOSSES)
   ON AVAILABLE-FOR-SALE SECURITIES      $(77)         $(547)          $396
                                     --------       --------       --------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                     AS OF DECEMBER 31, 2006
                                              AMORTIZED          GROSS UNREALIZED       GROSS UNREALIZED         FAIR
                                                COST                  GAINS                  LOSSES              VALUE
------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                              $6,373                   $38                  $(44)              $6,367
Collateralized mortgage obligations
 ("CMOs")
 Agency backed                                      778                     8                    (5)                 781
 Non-agency backed                                   76                    --                    --                   76
CMBS
 Agency backed                                      405                     7                    (1)                 411
 Non-agency backed                               10,198                   139                   (67)              10,270
Corporate                                        21,982                   911                  (206)              22,687
Government/Government agencies
 Foreign                                            568                    44                    (4)                 608
 United States                                      542                     2                    (5)                 539
 Mortgage-backed securities ("MBS") --
  U.S.
  Government/Government agencies                  1,808                     6                   (31)               1,783
 States, municipalities and political
  subdivisions                                    1,114                    23                   (15)               1,122
 Redeemable preferred stock                           2                    --                    --                    2
Short-term investments                              694                    --                    --                  694
                                              ---------              --------               -------            ---------
                  TOTAL FIXED MATURITIES        $44,540                $1,178                 $(378)             $45,340
                                              ---------              --------               -------            ---------

                                                                              AS OF DECEMBER 31, 2005
                                                       AMORTIZED          GROSS UNREALIZED       GROSS UNREALIZED         FAIR
                                                         COST                  GAINS                  LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                                       $6,383                   $44                  $(73)              $6,354
Collateralized mortgage obligations ("CMOs")
 Agency backed                                               657                     3                    (4)                 656
 Non-agency backed                                           107                    --                    --                  107
CMBS
 Agency backed                                                53                     1                    --                   54
 Non-agency backed                                         8,258                   158                   (85)               8,331
Corporate                                                 21,179                 1,098                  (226)              22,051
Government/Government agencies
 Foreign                                                     646                    43                    (4)                 685
 United States                                               435                    23                    (2)                 456
 Mortgage-backed securities ("MBS") -- U.S.
  Government/Government agencies                           2,559                     6                   (39)               2,526
 States, municipalities and political
  subdivisions                                               926                    47                    (4)                 969
 Redeemable preferred stock                                    6                    --                    --                    6
Short-term investments                                     1,047                    --                    --                1,047
                                                       ---------              --------               -------            ---------
                           TOTAL FIXED MATURITIES        $42,256                $1,423                 $(437)             $43,242
                                                       ---------              --------               -------            ---------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2006 by contractual maturity year are shown below.

                                         AMORTIZED COST          FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                               $1,505                $1,543
Over one year through five years                7,198                 7,466
Over five years through ten years               6,467                 6,541
Over ten years                                 20,335                20,783
 Subtotal                                      35,505                36,333
Mortgage- and asset-backed
 securities                                     9,035                 9,007
                                            ---------             ---------
                               TOTAL          $44,540               $45,340
                                            ---------             ---------

Estimated maturities may differ from contractual maturities due to call or prepayment provisions because of the potential for prepayment on mortgage- and asset-backed securities; they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2006            2005            2004
--------------------------------------------------------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                       $17,009         $15,882         $13,022
Gross gains                             210             302             311
Gross losses                           (230)           (218)           (125)
SALE OF AVAILABLE-FOR-SALE
 EQUITY SECURITIES
Sale proceeds                          $249             $38             $75
Gross gains                               5               8              12
Gross losses                             (5)             --              (5)
                                  ---------       ---------       ---------

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and U.S. government agencies, the Company's largest three exposures by issuer as of December 31, 2006 were General Electric Company, Citigroup, Inc. and AT&T Inc. and as of December 31, 2005 were Royal Bank of Scotland Group PLC, AT&T Inc. and JPMorgan Chase & Co., which each comprise 0.5% or less of total invested assets, respectively.

The Company's largest three exposures by industry sector as of December 31, 2006 were financial services, utilities, and technology and communications, which comprised approximately 13%, 5% and 5%, respectively, of total invested assets. The Company's largest three exposures by industry sector as of December 31, 2005 were financial services, technology and communications, and utilities which comprised approximately 13%, 6% and 5%, respectively, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2006 and 2005, the largest concentrations were in California, Oregon and Illinois which each comprised less than 1% of total invested assets, respectively.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

The following tables present amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                                                   2006
                                                           LESS THAN 12 MONTHS
                                             AMORTIZED              FAIR            UNREALIZED
                                               COST                VALUE              LOSSES
--------------------------------------------------------------------------------------------------
ABS                                               $846                $841                $(5)
CMOs
 Agency backed                                      72                  71                 (1)
 Non-agency backed                                  37                  37                 --
CMBS
 Agency backed                                      74                  73                 (1)
 Non-agency backed                               2,398               2,381                (17)
Corporate                                        5,119               5,052                (67)
Government/Government agencies
 Foreign                                           116                 114                 (2)
 United States                                     348                 345                 (3)
MBS -- U.S. Government/ Government
 agencies                                          191                 189                 (2)
States, municipalities and political
 subdivisions                                      402                 396                 (6)
Short-term investments                             356                 356                 --
                                             ---------            --------            -------
                TOTAL FIXED MATURITIES           9,959               9,855               (104)
Common stock                                        21                  20                 (1)
Non-redeemable preferred stock                      51                  49                 (2)
                                             ---------            --------            -------
                          TOTAL EQUITY              72                  69                 (3)
                                             ---------            --------            -------
 TOTAL TEMPORARILY IMPAIRED SECURITIES         $10,031              $9,924              $(107)
                                             ---------            --------            -------

                                                                     2006
                                                                 12 MONTHS OR MORE
                                                 AMORTIZED              FAIR            UNREALIZED
                                                    COST               VALUE              LOSSES
--------------------------------------  --------------------------------------------------------------
ABS                                                   $698                $659               $(39)
CMOs
 Agency backed                                         260                 256                 (4)
 Non-agency backed                                      10                  10                 --
CMBS
 Agency backed                                           2                   2                 --
 Non-agency backed                                   2,046               1,996                (50)
Corporate                                            4,051               3,912               (139)
Government/Government agencies
 Foreign                                                50                  48                 (2)
 United States                                          61                  59                 (2)
MBS -- U.S. Government/ Government
 agencies                                            1,131               1,102                (29)
States, municipalities and political
 subdivisions                                          189                 180                 (9)
Short-term investments                                  --                  --                 --
                                                  --------            --------            -------
                TOTAL FIXED MATURITIES               8,498               8,224               (274)
Common stock                                            --                  --                 --
Non-redeemable preferred stock                          39                  36                 (3)
                                                  --------            --------            -------
                          TOTAL EQUITY                  39                  36                 (3)
                                                  --------            --------            -------
 TOTAL TEMPORARILY IMPAIRED SECURITIES              $8,537              $8,260              $(277)
                                                  --------            --------            -------

                                                                                                 TOTAL
                                                                           AMORTIZED              FAIR             UNREALIZED
                                                                             COST                 VALUE              LOSSES
---------------------------------------------------------------------------------------------------------------------------------
ABS                                                                           $1,544               $1,500               $(44)
CMOs
 Agency backed                                                                   332                  327                 (5)
 Non-agency backed                                                                47                   47                 --
CMBS
 Agency backed                                                                    76                   75                 (1)
 Non-agency backed                                                             4,444                4,377                (67)
Corporate                                                                      9,170                8,964               (206)
Government/Government agencies
 Foreign                                                                         166                  162                 (4)
 United States                                                                   409                  404                 (5)
MBS -- U.S. Government/ Government agencies                                    1,322                1,291                (31)
States, municipalities and political subdivisions                                591                  576                (15)
Short-term investments                                                           356                  356                 --
                                                                           ---------            ---------            -------
                                              TOTAL FIXED MATURITIES          18,457               18,079               (378)
Common stock                                                                      21                   20                 (1)
Non-redeemable preferred stock                                                    90                   85                 (5)
                                                                           ---------            ---------            -------
                                                        TOTAL EQUITY             111                  105                 (6)
                                                                           ---------            ---------            -------
                               TOTAL TEMPORARILY IMPAIRED SECURITIES         $18,568              $18,184              $(384)
                                                                           ---------            ---------            -------

As of December 31, 2006, fixed maturities accounted for approximately 98% of the Company's total unrealized loss amount, which was comprised of approximately 3,140 different securities. The Company held no securities as of December 31, 2006, that were in an unrealized loss position in excess of $12. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2006 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 1,840 securities of which 93% of the unrealized loss were securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 1,410 securities, with the majority of the unrealized loss amount relating to CMBS, ABS, corporate fixed maturities within the financial services sector and MBS. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

CMBS -- The CMBS in an unrealized loss position for twelve months or more as of December 31, 2006, were primarily the result of an increase in interest rates from the security's purchase date. Substantially all of these securities are investment grade securities priced at or greater than 90% of amortized cost as of December 31, 2006. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

FINANCIAL SERVICES -- Securities in financial services account for approximately $30 of the corporate securities in an unrealized loss position for twelve months or more as of December 31, 2006. Substantially all of these securities are investment grade securities with fair values at or greater than 90% of amortized cost. These positions are a mixture of fixed and variable rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in general market conditions, including interest rates and credit spread movements.

ABS -- As of December 31, 2006, approximately $26 of the Company's total unrealized losses in asset-backed securities is secured by leases to airlines primarily outside of the United States. Based on the current and expected future collateral values of the underlying aircraft, recent improvement in lease rates and an overall increase in worldwide travel, the Company expects to recover the full amortized cost of these investments. However, future price recovery will depend on continued improvement in economic fundamentals, political stability, airline operating performance and collateral value.

MBS -- As of December 31 2006, the Company held approximately 410 different securities that had been in an unrealized loss position for greater than twelve months. All of these securities are investment grade securities and most are priced at, or greater than, 90% of amortized cost as of December 31, 2006. These positions are primarily fixed rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

The remaining balance of $128 in the twelve months or more unrealized loss category is comprised of 410 securities, substantially all of which were depressed only to a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2006. The decline in market value for these securities is primarily attributable to changes in general market conditions, including interest rates and credit spread movements.

MORTGAGE LOANS

The carrying value of mortgage loans was $2.6 billion and $1.4 billion as of December 31, 2006 and 2005, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The largest concentrations by property type at December 31, 2006 and 2005, were office buildings (approximately 43% and 35%, respectively), hotels (approximately 16% and 15%, respectively) and retail stores (approximately 13% and 26%, respectively). The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration in California (approximately 17% and 20% at December 31, 2006 and 2005, respectively). At December 31, 2006 and 2005, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2006 and 2005.

VARIABLE INTEREST ENTITIES ("VIE")

In the normal course of business, the Company becomes involved with variable interest entities primarily as a collateral manager and through normal investment activities. The Company's involvement includes providing investment management and administrative services, and holding ownership or other investment interests in the entities.

The following table summarizes the total assets, liabilities and maximum exposure to loss relating to VIEs for which the Company has concluded it is the primary beneficiary. Accordingly, the results of operations and financial position of these VIEs are included along with the corresponding minority interest liabilities in the consolidated financial statements.

                                                        DECEMBER 31,
                                                            2006
                                                                                 MAXIMUM
                                    TOTAL                                      EXPOSURE TO
                                    ASSETS             LIABILITY (4)           LOSS (2),(3)
---------------------------------------------------------------------------------------------
Collaterized debt obligations
 ("CDOs") and other funds
 (1),(2)                              $296                   $167                   $129
Limited partnerships (3)               103                     15                     88
                                    ------                 ------                 ------
                    TOTAL (5)         $399                   $182                   $217
                                    ------                 ------                 ------

                                                       DECEMBER 31,
                                                           2005
                                                                               MAXIMUM
                                   TOTAL                                     EXPOSURE TO
                                   ASSETS            LIABILITY (4)           LOSS (2),(3)
-----------------------------  ------------------------------------------------------------
Collaterized debt obligations
 ("CDOs") and other funds
 (1),(2)                             $77                   $42                    $35
Limited partnerships (3)              --                    --                     --
                                    ----                  ----                   ----
                    TOTAL (5)        $77                   $42                    $35
                                    ----                  ----                   ----

(1) The Company provides collateral management services and earns a fee associated with these structures.

(2) The maximum exposure to loss is the Company's co-investment in these structures.

(3) The maximum exposure to loss is equal to the carrying value of the investment plus any unfunded commitments.

(4) Creditors have no recourse against the Company in the event of default by the VIE.

(5) As of December 31, 2006 and 2005, the Company had relationships with four and two VIEs, respectively, where the Company was the primary beneficiary.

In addition to the VIEs described above, as of December 31, 2005, the Company held a variable interest in one CDO that was managed by HIMCO where the Company was not the primary beneficiary. As a result, this was not consolidated by the Company. This investment has been held by the Company for a period of two years. The Company's maximum exposure to loss from the non-consolidated CDOs (consisting of the Company's investments) was approximately $4 as of December 31, 2005.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

On the date the derivative contract is entered into, the Company designates the derivative as a fair-value hedge, cash-flow hedge, foreign-currency hedge, net investment hedge, or held for other investment and risk management purposes.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                           ASSET VALUES       LIABILITY VALUES
                                         2006         2005    2006         2005
--------------------------------------------------------------------------------
Other investments                         $272         $159    $ --         $ --
Reinsurance recoverables                    --           --      22           17
Other policyholder funds and benefits
 payable                                   172           80       1           --
Other liabilities                           --           --     590          390
                                        ------       ------  ------       ------
                                 TOTAL    $444         $239    $613         $407
                                        ------       ------  ------       ------

The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31, 2006 and 2005. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2006 and 2005.


                                           NOTIONAL AMOUNT           FAIR VALUE
HEDGING STRATEGY                         2006           2005    2006           2005
------------------------------------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily
 used to convert interest receipts on
 floating-rate fixed maturity
 securities to fixed rates. These
 derivatives are predominantly used
 to better match cash receipts from
 assets with cash disbursements
 required to fund liabilities.
 The Company also enters into forward
 starting swap agreements to hedge
 the interest rate exposure of
 anticipated future cash flows on
 floating-rate fixed maturity
 securities due to changes in the
 benchmark interest rate, London-
 Interbank Offered Rate ("LIBOR").
 These derivatives were structured to
 hedge interest rate exposure
 inherent in the assumptions used to
 price primarily certain long-term
 disability products.
 Interest rate swaps are also used to    $4,560         $4,860     $(19  )       $(26  )
 hedge a portion of the Company's
 floating rate guaranteed investment
 contracts. These derivatives convert
 the floating rate guaranteed
 investment contract payments to a
 fixed rate to better match the cash
 receipts earned from the supporting
 investment portfolio.
Foreign currency swaps
 Foreign currency swaps are used to       1,420          1,361     (318  )       (222  )
 convert foreign denominated cash
 flows associated with certain
 foreign denominated fixed maturity
 investments to U.S. dollars. The
 foreign fixed maturities are
 primarily denominated in euros and
 are swapped to minimize cash flow
 fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to
 convert foreign denominated cash
 flows associated with certain
 liability payments in order to
 minimize cash flow fluctuations due
 to changes in currency rates.
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to          3,303          1,707        7            (1  )
 hedge the changes in fair value of
 certain fixed rate liabilities and
 fixed maturity securities due to
 changes in the benchmark interest
 rate, LIBOR.
Foreign currency swaps
 Foreign currency swaps are used to         492             --       (9  )         --
 hedge the changes in fair value of
 certain foreign denominated fixed
 rate liabilities due to changes in
 foreign currency rates.
                                       --------       --------  -------  ---  -------
TOTAL CASH-FLOW AND FAIR-VALUE HEDGES    $9,775         $7,928    $(339  )      $(249  )
                                       --------       --------  -------  ---  -------  ---

                                                       HEDGE
                                                 INEFFECTIVENESS,
                                                     AFTER-TAX
HEDGING STRATEGY                       2006                       2005
-------------------------------------  -------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily
 used to convert interest receipts on
 floating-rate fixed maturity
 securities to fixed rates. These
 derivatives are predominantly used
 to better match cash receipts from
 assets with cash disbursements
 required to fund liabilities.
 The Company also enters into forward
 starting swap agreements to hedge
 the interest rate exposure of
 anticipated future cash flows on
 floating-rate fixed maturity
 securities due to changes in the
 benchmark interest rate, London-
 Interbank Offered Rate ("LIBOR").
 These derivatives were structured to
 hedge interest rate exposure
 inherent in the assumptions used to
 price primarily certain long-term
 disability products.
 Interest rate swaps are also used to         $(8  )               $(10  )
 hedge a portion of the Company's
 floating rate guaranteed investment
 contracts. These derivatives convert
 the floating rate guaranteed
 investment contract payments to a
 fixed rate to better match the cash
 receipts earned from the supporting
 investment portfolio.
Foreign currency swaps
 Foreign currency swaps are used to            (4  )                  4
 convert foreign denominated cash
 flows associated with certain
 foreign denominated fixed maturity
 investments to U.S. dollars. The
 foreign fixed maturities are
 primarily denominated in euros and
 are swapped to minimize cash flow
 fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to
 convert foreign denominated cash
 flows associated with certain
 liability payments in order to
 minimize cash flow fluctuations due
 to changes in currency rates.
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to               --                     2
 hedge the changes in fair value of
 certain fixed rate liabilities and
 fixed maturity securities due to
 changes in the benchmark interest
 rate, LIBOR.
Foreign currency swaps
 Foreign currency swaps are used to            --                    --
 hedge the changes in fair value of
 certain foreign denominated fixed
 rate liabilities due to changes in
 foreign currency rates.
                                            -----                 -----
TOTAL CASH-FLOW AND FAIR-VALUE HEDGES        $(12  )                $(4  )
                                            -----  ---            -----  ---


                                   NOTIONAL AMOUNT                  FAIR VALUE
HEDGING STRATEGY                 2006          2005    2006                       2005
-------------------------------------------------------------------------------------------
OTHER INVESTMENT AND RISK
 MANAGEMENT ACTIVITIES
Interest rate caps and
 swaption contracts
 The Company is exposed to
 policyholder surrenders
 during a rising interest rate
 environment. Interest rate
 cap and swaption contracts
 are used to mitigate the
 Company's loss in a rising
 interest rate environment.
 The increase in yield from
 the cap and swaption
 contracts in a rising
 interest rate environment may
 be used to raise credited
 rates, thereby increasing the
 Company's competitiveness and
 reducing the policyholder's
 incentive to surrender.         $1,100        $1,116        $ --                   $1
Interest rate swaps, caps and
 floors
 The Company uses interest
 rate swaps and floors to
 manage duration risk between
 assets and liabilities in
 certain portfolios. In
 addition, the Company enters
 into interest rate swaps to
 terminate existing swaps in
 hedging relationships,
 thereby offsetting the
 changes in value of the
 original swap. The Company
 also enters into interest
 rate caps to manage the
 duration risk in certain
 investment portfolios.           3,811         1,371         (15)                  12
Interest rate forwards
 The Company uses interest
 rate forwards to replicate
 the purchase of
 mortgage-backed securities to
 manage duration risk and
 liquidity.                         644            --          (4)                  --
Foreign currency swaps and
 forwards
 The Company enters into
 foreign currency swaps and
 forwards to hedge the foreign
 currency exposures in certain
 of its foreign fixed maturity
 investments.                       162           490         (11)                  (8)
Credit default and total
 return swaps
 The Company enters into swap
 agreements in which the
 Company assumes credit
 exposure of an individual
 entity, referenced index or
 asset pool. These contracts
 entitle the company to
 receive a periodic fee in
 exchange for an obligation to
 compensate the derivative
 counterparty should a credit
 event occur on the part of
 the referenced security
 issuers. The maximum
 potential future exposure to
 the Company is the notional
 value of the swap contracts,
 which is $786 and $324,
 after-tax, as of December 31,
 2006 and 2005, respectively.

                                             DERIVATIVE
                                          CHANGE IN VALUE,
                                             AFTER-TAX
HEDGING STRATEGY                2006                       2005
------------------------------  ------------------------------------
OTHER INVESTMENT AND RISK
 MANAGEMENT ACTIVITIES
Interest rate caps and
 swaption contracts
 The Company is exposed to
 policyholder surrenders
 during a rising interest rate
 environment. Interest rate
 cap and swaption contracts
 are used to mitigate the
 Company's loss in a rising
 interest rate environment.
 The increase in yield from
 the cap and swaption
 contracts in a rising
 interest rate environment may
 be used to raise credited
 rates, thereby increasing the
 Company's competitiveness and
 reducing the policyholder's
 incentive to surrender.               $(1)                $ --
Interest rate swaps, caps and
 floors
 The Company uses interest
 rate swaps and floors to
 manage duration risk between
 assets and liabilities in
 certain portfolios. In
 addition, the Company enters
 into interest rate swaps to
 terminate existing swaps in
 hedging relationships,
 thereby offsetting the
 changes in value of the
 original swap. The Company
 also enters into interest
 rate caps to manage the
 duration risk in certain
 investment portfolios.                (26)                   2
Interest rate forwards
 The Company uses interest
 rate forwards to replicate
 the purchase of
 mortgage-backed securities to
 manage duration risk and
 liquidity.                              5                   --
Foreign currency swaps and
 forwards
 The Company enters into
 foreign currency swaps and
 forwards to hedge the foreign
 currency exposures in certain
 of its foreign fixed maturity
 investments.                           (7)                  20
Credit default and total
 return swaps
 The Company enters into swap
 agreements in which the
 Company assumes credit
 exposure of an individual
 entity, referenced index or
 asset pool. These contracts
 entitle the company to
 receive a periodic fee in
 exchange for an obligation to
 compensate the derivative
 counterparty should a credit
 event occur on the part of
 the referenced security
 issuers. The maximum
 potential future exposure to
 the Company is the notional
 value of the swap contracts,
 which is $786 and $324,
 after-tax, as of December 31,
 2006 and 2005, respectively.


                                 NOTIONAL AMOUNT        FAIR VALUE
HEDGING STRATEGY               2006          2005    2006         2005
---------------------------------------------------------------------------
The Company also assumes
 exposure to the change in
 value of indices or asset
 pools through total return
 swaps and credit
 spreadlocks. As of December
 31, 2006 and 2005, the
 maximum potential future
 exposure to the Company
 from such contracts is $707
 and $542, after-tax,
 respectively.
The Company enters into        $4,720        $2,013  $(99  )       $3
 credit default swap
 agreements, in which the
 Company pays a derivative
 counterparty a periodic fee
 in exchange for
 compensation from the
 counterparty should a
 credit event occur on the
 part of the referenced
 security issuer. The
 Company entered into these
 agreements as an efficient
 means to reduce credit
 exposure to specified
 issuers or sectors. In
 addition, the Company
 enters into option
 contracts to receive
 protection should a credit
 event occur on the part of
 the referenced security
 issuer.
Yen fixed annuity hedging
 instruments
The Company enters into        $1,869        $1,675  $(225 )      $(179 )
 currency rate swaps and
 forwards to mitigate the
 foreign currency exchange
 rate and yen interest rate
 exposures associated with
 the yen denominated
 individual fixed annuity
 product. The associated
 liability is adjusted for
 changes in spot rates which
 was $12 and $102,
 after-tax, as of December
 31, 2006 and 2005,
 respectively, and partially
 offset the derivative
 change in value.
GMWB product derivatives
 The Company offers certain    37,769        31,803   53            8
 variable annuity products
 with a GMWB rider. The GMWB
 is a bifurcated embedded
 derivative that provides
 the policyholder with a GRB
 if the account value is
 reduced to zero through a
 combination of market
 declines and withdrawals.
 The GRB is generally equal
 to premiums less
 withdrawals. The
 policyholder also has the
 option, after a specified
 time period, to reset the
 GRB to the then-current
 account value, if greater.
 For a further discussion,
 see the Derivative
 Instruments section of Note
 2. The notional value of
 the embedded derivative is
 the GRB balance.
GMWB reinsurance contracts
 Reinsurance arrangements       7,172         8,575  (22   )      (17   )
 are used to offset the
 Company's exposure to the
 GMWB embedded derivative
 for the lives of the host
 variable annuity contracts.
 The notional amount of the
 reinsurance contracts is
 the GRB amount.

                                           DERIVATIVE
                                        CHANGE IN VALUE,
                                           AFTER-TAX
HEDGING STRATEGY              2006                      2005
----------------------------  ------------------------------------
The Company also assumes
 exposure to the change in
 value of indices or asset
 pools through total return
 swaps and credit
 spreadlocks. As of December
 31, 2006 and 2005, the
 maximum potential future
 exposure to the Company
 from such contracts is $707
 and $542, after-tax,
 respectively.
The Company enters into             $15                   $10
 credit default swap
 agreements, in which the
 Company pays a derivative
 counterparty a periodic fee
 in exchange for
 compensation from the
 counterparty should a
 credit event occur on the
 part of the referenced
 security issuer. The
 Company entered into these
 agreements as an efficient
 means to reduce credit
 exposure to specified
 issuers or sectors. In
 addition, the Company
 enters into option
 contracts to receive
 protection should a credit
 event occur on the part of
 the referenced security
 issuer.
Yen fixed annuity hedging
 instruments
The Company enters into            $(64  )                $(143 )
 currency rate swaps and
 forwards to mitigate the
 foreign currency exchange
 rate and yen interest rate
 exposures associated with
 the yen denominated
 individual fixed annuity
 product. The associated
 liability is adjusted for
 changes in spot rates which
 was $12 and $102,
 after-tax, as of December
 31, 2006 and 2005,
 respectively, and partially
 offset the derivative
 change in value.
GMWB product derivatives
 The Company offers certain          79                   (42  )
 variable annuity products
 with a GMWB rider. The GMWB
 is a bifurcated embedded
 derivative that provides
 the policyholder with a GRB
 if the account value is
 reduced to zero through a
 combination of market
 declines and withdrawals.
 The GRB is generally equal
 to premiums less
 withdrawals. The
 policyholder also has the
 option, after a specified
 time period, to reset the
 GRB to the then-current
 account value, if greater.
 For a further discussion,
 see the Derivative
 Instruments section of Note
 2. The notional value of
 the embedded derivative is
 the GRB balance.
GMWB reinsurance contracts
 Reinsurance arrangements           (19  )                 19
 are used to offset the
 Company's exposure to the
 GMWB embedded derivative
 for the lives of the host
 variable annuity contracts.
 The notional amount of the
 reinsurance contracts is
 the GRB amount.


                                        NOTIONAL AMOUNT            FAIR VALUE
HEDGING STRATEGY                     2006            2005     2006           2005
----------------------------------------------------------------------------------------
GMWB hedging instruments
 The Company enters into interest
 rate futures, S&P 500 and NASDAQ
 index futures contracts and put
 and call options, as well as
 interest rate, EAFE index and
 equity volatility swap contracts
 to economically hedge exposure
 to the volatility associated
 with the portion of the GMWB
 liabilities which are not
 reinsured.
 In addition, the Company             $8,379          $5,086     $346          $175
 periodically enters into forward
 starting S&P 500 put options as
 well as S&P index futures and
 interest rate swap contracts to
 economically hedge the equity
 volatility risk exposure
 associated with anticipated
 future sales of the GMWB rider.
GMIB reinsurance contracts
 Reinsurance arrangements are         12,297          16,782      119            72
 used to offset the Company's
 exposure to the GMIB embedded
 derivative for the lives of the
 host variable annuity contracts.
 The notional amount of the
 reinsurance contracts is the yen
 denominated policyholder account
 value remeasured at the year-end
 yen to U.S. dollar spot rate.
Equity index swaps and options
 The Company offers certain               25              12       (1  )         --
 equity indexed products, which
 may contain an embedded
 derivative that requires
 bifurcation. The Company enters
 into S&P index swaps and options
 to economically hedge the equity
 volatility risk associated with
 these embedded derivatives. In
 addition, the Company is exposed
 to bifurcated options embedded
 in certain fixed maturity
 investments.
Statutory reserve hedging
 instruments
 The Company purchases one and         2,220           1,142       29            14
 two year S&P 500 put option
 contracts to economically hedge
 the statutory reserve impact of
 equity exposure arising
 primarily from GMDB and GMWB
 obligations against a decline in
 the equity markets.
                                   ---------       ---------  -------       -------
 TOTAL OTHER INVESTMENT AND RISK     $80,168         $70,065     $170           $81
  MANAGEMENT ACTIVITIES
                                   ---------       ---------  -------       -------
            TOTAL DERIVATIVES (1)    $89,943         $77,993    $(169  )      $(168  )
                                   ---------       ---------  -------  ---  -------  ---

                                                 DERIVATIVE
                                              CHANGE IN VALUE,
                                                  AFTER-TAX
HEDGING STRATEGY                   2006                         2005
---------------------------------  ---------------------------------------
GMWB hedging instruments
 The Company enters into interest
 rate futures, S&P 500 and NASDAQ
 index futures contracts and put
 and call options, as well as
 interest rate, EAFE index and
 equity volatility swap contracts
 to economically hedge exposure
 to the volatility associated
 with the portion of the GMWB
 liabilities which are not
 reinsured.
 In addition, the Company                  $(77  )               $(13  )
 periodically enters into forward
 starting S&P 500 put options as
 well as S&P index futures and
 interest rate swap contracts to
 economically hedge the equity
 volatility risk exposure
 associated with anticipated
 future sales of the GMWB rider.
GMIB reinsurance contracts
 Reinsurance arrangements are               (35  )                 73
 used to offset the Company's
 exposure to the GMIB embedded
 derivative for the lives of the
 host variable annuity contracts.
 The notional amount of the
 reinsurance contracts is the yen
 denominated policyholder account
 value remeasured at the year-end
 yen to U.S. dollar spot rate.
Equity index swaps and options
 The Company offers certain                  --                    (1  )
 equity indexed products, which
 may contain an embedded
 derivative that requires
 bifurcation. The Company enters
 into S&P index swaps and options
 to economically hedge the equity
 volatility risk associated with
 these embedded derivatives. In
 addition, the Company is exposed
 to bifurcated options embedded
 in certain fixed maturity
 investments.
Statutory reserve hedging
 instruments
 The Company purchases one and               (9  )                (20  )
 two year S&P 500 put option
 contracts to economically hedge
 the statutory reserve impact of
 equity exposure arising
 primarily from GMDB and GMWB
 obligations against a decline in
 the equity markets.
                                        -------  ---            -----
 TOTAL OTHER INVESTMENT AND RISK          $(139  )               $(95  )
  MANAGEMENT ACTIVITIES
                                        -------  ---            -----
            TOTAL DERIVATIVES (1)         $(151  )               $(99  )
                                        -------  ---            -----

(1) Derivative change in value includes hedge ineffectiveness for cash-flow hedges, fair-value hedges and total change in value, including periodic derivative net coupon settlements, of other investment and risk management activities.

The increase in notional amount since December 31, 2005, is primarily due to an increase in the embedded derivative associated with GMWB product sales, additional options purchased to hedge the GMWB, credit derivatives and derivatives hedging interest rate duration risk, partially offset by a decrease in the GMIB reinsured from a related party, which is accounted for as a free-standing derivative, primarily due to the reinsurance recapture as discussed below. The Company increased its use of credit derivatives primarily to reduce credit exposure as well as to enter into replication transactions. During 2006, the Company began using credit default swaps to replicate residual CDO interests. These transactions involve the receipt of cash upon entering into the transaction as well as coupon payments throughout the life of the contract. The upfront cash receipts for positions at December 31, 2006, totaled $100, which represents the original liability value of the credit default swaps. As of December 31, 2006, the notional and fair value of credit default swaps used in this replication strategy is $200 and $(95), respectively.

The decrease in net fair value of derivative instruments since December 31, 2005, was primarily related to the initial cash received on credit default swaps replicating residual CDO interests as well as declines in fair value of derivatives hedging foreign bonds, the Japanese fixed annuity, and interest rate duration risk between assets and liabilities. These decreases in fair value were partially offset by additional options purchased to hedge GMWB and an increase in the fair value of the reinsurance contract associated with GMIB. The GMIB reinsurance contracts increased in value primarily due to modifications of the reinsurance agreement as well as model refinements and assumption updates reflecting in-force demographics, actual experience and revised future expectations. Derivatives hedging foreign bonds declined in value primarily as a result of the weakening of the U.S. dollar in comparison to certain foreign currencies. The Japanese fixed annuity hedging instruments declined in value primarily due to a rise in Japanese interest rates and the depreciation of the yen in comparison to the U.S. dollar. Derivatives hedging interest rate duration risk declined in value primarily due to rising interest rates. For further discussion on the GMWB product, which is accounted for as an embedded derivative, and the internal reinsurance of the GMIB product, which is accounted for as a free standing derivatives, refer to Notes 8 and 17.

Effective August 31, 2005, Hartford Life and Annuity Insurance Company ("HLAI"), a subsidiary of the Company, entered into a reinsurance agreement with Hartford Life Insurance, K.K. ("HLIKK"), a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. The GMIB reinsurance agreement is accounted for as a derivative in accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". Accordingly, the GMIB reinsurance agreement is recorded on the balance sheet at fair value with changes in value reported in net realized capital gains and losses. Effective July 31, 2006, the reinsurance agreement between HLAI and HLIKK was modified such that the reinsurance of the GMIB riders issued by HLIKK prior to April 1, 2005, was recaptured by HLIKK. GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. As of December 31, 2006 and 2005, the notional value of the GMIB reinsurance agreement was $12.3 billion and $16.8 billion, respectively, and the fair value was $119 and $72, respectively. The change in value of the GMIB reinsurance agreement for the years ended December 31, 2006 and 2005, was an after-tax net gain (loss) of $(35) and $73, respectively. (Included in the 2006 amounts were changes in net policyholder behavior assumptions made by the Company during 2006 of $(39), after-tax.) (For a further discussion of the reinsurance agreement, see Note 17 Transactions with Affiliates.)

The total change in value for derivative-based strategies that do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are reported in net realized capital gains (losses). For the years ended December 31, 2006 and 2005, these strategies resulted in the recognition of after-tax net gains (losses) of $(139) and $(95), respectively. For the year ended December 31, 2006, net realized capital losses were primarily driven by net losses on the Japanese fixed annuity hedging instruments and interest rate swaps used to manage portfolio duration primarily due to an increase in interest rates, and net losses on the reinsurance of GMIB and on GMWB related derivatives primarily due to liability model refinements and assumption updates reflecting in-force demographics, actuarial experience, and future expectations. For the year ended December 31, 2005, net realized capital losses were predominantly comprised of net losses on the Japanese fixed annuity hedging instruments primarily due to the weakening of the Yen in comparison to the U.S. dollar, as well as, an increase in Japanese interest rates.

As of December 31, 2006 and 2005, the after-tax deferred net gains (losses) on derivative instruments recorded in accumulated other comprehensive income (loss) ("AOCI") that are expected to be reclassified to earnings during the next twelve months are $(8) and $(1), respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate financial instruments) is twenty-four months. For the years ended December 31, 2006, 2005 and 2004, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

For the year ended December 31, 2004, after-tax net gain (loss) representing ineffectiveness of cash-flow hedges was $(10) while ineffectiveness of fair-value hedges and net investment hedges were both less than $1.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of securities lending programs, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2006 and 2005, the fair value of the loaned securities was approximately $1.6 billion and $745, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $2 and $1 for each of the years ended December 31, 2006 and 2005, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2006 and 2005, collateral pledged having a fair value of $441 and $281, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities and the collateral pledged at December 31, 2006 and 2005, were as follows:

                                                                2006      2005
--------------------------------------------------------------------------------
LOANED SECURITIES AND COLLATERAL PLEDGED
ABS                                                                 $3       $13
CMBS                                                               169       156
Corporate                                                        1,339       598
MBS                                                                152       138
Government/Government Agencies
 Foreign                                                             4        25
 United States                                                     327        95
                                                              --------  --------
                                                       TOTAL    $1,994    $1,025
                                                              --------  --------

As of December 31, 2006 and 2005, the Company had accepted collateral relating to securities lending programs and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $1.8 billion and $877, respectively. At December 31, 2006 and 2005, cash collateral of $1.6 billion and $785, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of such collateral has been sold or repledged at December 31, 2006 and 2005. As of December 31, 2006 and 2005, noncash collateral accepted was held in separate custodial accounts.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2006 and 2005, the fair value of securities on deposit was approximately $9 and $15, respectively.

NOTE 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

For mortgage loans on real estate, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon either pricing valuation models, which utilize market data inputs and that are obtained from independent third parties or independent broker quotations.

Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate. For further discussion of other policyholder funds and derivatives, see
Note 1.

Fair value of consumer notes is based on discounted cash flow calculations based on the current market rates.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2006 and 2005 were as follows:

                                                                        2006                                 2005
                                                              CARRYING               FAIR          CARRYING               FAIR
                                                               AMOUNT                VALUE          AMOUNT                VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                                               $45,340              $45,340         $43,242              $43,242
 Equity securities                                                  276                  276             311                  311
 Policy loans                                                     2,009                2,009           1,971                1,971
 Mortgage loans on real estate                                    2,631                2,619           1,355                1,348
 Other investments                                                  274                  274             156                  156
LIABILITIES
 Other policyholder funds and benefits payable (1)              $13,931              $13,186         $11,686              $11,273
 Consumer notes                                                     258                  260              --                   --
                                                              ---------            ---------       ---------            ---------

(1) Excludes universal life insurance contracts, including corporate owned life insurance.

NOTE 5. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2006 and 2005, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, Life is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2006 and 2005, the Company's policy for the largest amount of life insurance retained on any one life by any one of the life operations was approximately $5. In addition, the Company reinsures the majority of minimum death benefit guarantees as well as guaranteed minimum withdrawal benefits, on contracts issued prior to July 2003, offered in connection with its variable annuity contracts.

Insurance fees, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,360         $4,019         $3,834
Reinsurance assumed                        19             39             49
Reinsurance ceded                        (719)          (798)          (807)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER     3,660         $3,260         $3,076
                                     --------       --------       --------

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

    The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $241, $378, and $426 for the years ended December 31, 2006, 2005 and 2004, respectively. The Company also assumes reinsurance from other insurers.

    The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $166, 130 and $133 in 2006, 2005 and 2004, respectively, and accident and health premium of $259, $221 and $230, respectively, to HLA.

NOTE 6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                       2006           2005           2004
--------------------------------------------------------------------------------
                                       $7,101         $6,453         $6,088
BALANCE, JANUARY 1
Capitalization                          1,351          1,226          1,375
Amortization -- Deferred policy
 acquisitions costs and present
 value of future profits               (1,033)          (945)          (825)
Amortization -- Unlock                   (142)            --             --
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other              57            367            (80)
Cumulative effect of accounting
 changes (SOP 03-1)                        --             --           (105)
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $7,334         $7,101         $6,453
                                     --------       --------       --------

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2007                                                                         $22
2008                                                                         $28
2009                                                                         $26
2010                                                                         $24
2011                                                                         $22

NOTE 7.  GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2006 and December 31, 2005, the carrying amount of goodwill for the Company's Retail Products segment was $85 and for the Company's Individual Life segment was $101.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2006 and 2005.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

NOTE 8.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2006, 2005, and 2004 there were no gains or losses on transfers of assets from the general account to the separate account.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death and income benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross guaranteed minimum death benefit ("GMDB") liability balance sold with annuity products are as follows:

                                                                    GMDB (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2006                               $ 158
Incurred                                                                130
Unlock                                                                  294
Paid                                                                   (106)
                                                                     ------
LIABILITY BALANCE AS OF DECEMBER 31, 2006                              $476
                                                                     ------

(1) The reinsurance recoverable asset related to the GMDB was $316 as of December 31, 2006.

                                                                    GMDB (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE UPON ADOPTION -- AS OF JANUARY 1, 2005              $ 174
Incurred                                                                123
Paid                                                                   (139)
                                                                     ------
LIABILITY BALANCE AS OF DECEMBER 31, 2005                              $158
                                                                     ------

(1) The reinsurance recoverable asset related to the GMDB $40 as of December 31, 2005.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses in the Company's statement of income. In a manner consistent with the Company's accounting policy for deferred acquisition costs, the Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised as described in Note 1, the Company unlocked its assumptions related to GMDB during the fourth quarter of 2006.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liabilities as of December 31, 2006 and 2005:

- 1000 stochastically generated investment performance scenarios for all issue years

- For all issue years, the weighted average return is 8%; it varies by asset class with a low of 3% for cash and a high of 10% for aggressive equities.

- Discount rate of 7.5% for issue year 2002 & prior; discount rate of 7% for issue year 2003 & 2004 and discount rate of 5.6% for issue year 2005 and 2006.

- Volatilities also vary by asset class with a low of 1% for cash, a high of 12% for aggressive equities, and a weighted average of 11%.

- 100% of the Hartford experience mortality table was used for the mortality assumptions.

- Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

The following table provides details concerning GMDB exposure:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2006

                                                                                         RETAINED NET        WEIGHTED AVERAGE
                                                         ACCOUNT       NET AMOUNT      AMOUNT                 ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE (MAV) (1)                       VALUE          AT RISK            AT RISK              ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
MAV only                                                   $53,358        $3,664              $343                   65
With 5% rollup (2)                                           3,830           349                67                   63
With Earnings Protection Benefit Rider (EPB) (3)             5,576           471                77                   61
With 5% rollup & EPB                                         1,411           149                28                   63
Total MAV                                                   64,175         4,633               515
Asset Protection Benefit (APB) (4)                          36,710            61                32                   62
Lifetime Income Benefit (LIB) (5)                            4,045             9                 9                   61
Reset (6) (5-7 years)                                        6,862           243               243                   65
Return of Premium (7)/Other                                 10,015            28                25                   54
                                                 TOTAL    $121,807        $4,974              $824
                                                        ----------       -------             -----

(1) MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB: The death benefit is the greatest of the current account value, net premiums paid, or a benefit amount that rachets over time, generally based on market performance.

(6) Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

(7) Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has introduced features, for contracts issued beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive. In this feature, in all cases the contract holder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

Effective August 31, 2005, HLAI, a subsidiary of the Company, entered into a reinsurance agreement with HLIKK, a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders on its variable annuity business. Effective July 31, 2006, the portion of this reinsurance related to riders issued prior to April 1, 2005 was recaptured by HLIKK. (See Footnote 17 for additional disclosure concerning the recapture.)

The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The GMIB reinsurance represents a free-standing derivative. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions. In addition, management regularly evaluates the valuation model, incorporating emerging valuation techniques where appropriate, including drawing on the expertise of market participants and valuation experts.

As of December 31, 2006 and December 31, 2005, the embedded derivative asset recorded for GMWB, before reinsurance or hedging, was $53 and $8, respectively. During 2006, 2005 and 2004, the increase (decrease) in value of the GMWB, before reinsurance and hedging, reported in realized gains was $121, $(64) and $54, respectively. There were no payments made for the GMWB during 2006, 2005 or 2004.

Prior to September 2005, the risk of loss associated with GMWB was 100% reinsured to both external and related parties. During September 2005, the Company recaptured the reinsurance agreement with the related party. As of December 31, 2006 $37.3 billion, or 77% of account value representing substantially all of the contracts written after July 2003, with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established an alternative risk management strategy. As part of the recapture, the Company received derivative instruments used to hedge its unreinsured GMWB exposure including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. The GRB as of December 31, 2005 and 2005 was $37.8 billion and $31.8 billion, respectively

A contract is "in the money" if the contract holder's GRB is greater than the account value. For contracts that were "in the money" the Company's exposure, as of December 31, 2006, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                                                   AS OF
                                                               DECEMBER 31,
ASSET TYPE                                                         2006
--------------------------------------------------------------------------------
Equity securities                                                  $104,687
Cash and cash equivalents                                             8,931
                                                                -----------
                                                    TOTAL          $113,618
                                                                -----------

As of December 31, 2006, approximately 12% of the equity securities above were invested in fixed income securities through these funds and approximately 88% were invested in equity securities.

NOTE 9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering certain of these bonuses is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's DAC unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the DAC unlock.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                                         2006         2005
--------------------------------------------------------------------------------
Balance, beginning of period                              $355         $309
Sales inducements deferred                                  80           85
DAC Unlock                                                   4           --
Amortization charged to income                             (49  )       (39  )
                                                        ------  ---  ------
                                BALANCE, END OF PERIOD    $390         $355
                                                        ------       ------

NOTE 10. RESERVES FOR LOSSES AND LOSS ADJUSTMENT EXPENSES

As described in Note 1, the Company establishes reserves for losses and loss adjustment expenses on reported and unreported claims. These reserve estimates are based on known facts and interpretations of circumstances, and consideration of various internal factors including the Company's experience with similar cases, historical trends involving claim payment patterns, loss payments, pending levels of unpaid claims, loss control programs and product mix. In addition, the reserve estimates are influenced by consideration of various external factors including court decisions, economic conditions and public attitudes. The effects of inflation are implicitly considered in the reserving process.

The establishment of appropriate reserves, including reserves for catastrophes and asbestos and environmental claims, is inherently uncertain. The Company regularly updates its reserve estimates as new information becomes available and events unfold that may have an impact on unsettled claims. Changes in prior year reserve estimates, which may be material, are reflected in the results of operations in the period such changes are determined to be necessary.

The liability for future policy benefits and unpaid losses and loss adjustment expenses by segment/product is as follows:

                                                                2006      2005
--------------------------------------------------------------------------------
RETAIL
 Individual annuity -- variable                                   $474      $157
 Individual annuity -- fixed                                       371       575
 Other                                                              --        --
                                                              --------  --------
                                                TOTAL RETAIL       845       732
                                                              --------  --------
RETIREMENT PLANS
 401(k)                                                             67        56
 Governmental                                                      290       310
                                                              --------  --------
                                      TOTAL RETIREMENT PLANS       357       366
                                                              --------  --------
INSTITUTIONAL
 Structured settlements                                          3,230     2,839
 Institutional annuities                                         2,158     2,003
 SPIA                                                              206        --
 PPLI                                                              117        --
                                                              --------  --------
                                         TOTAL INSTITUTIONAL     5,711        --
                                                              --------  --------
INDIVIDUAL LIFE
 Variable universal life                                            16        15
 Universal life/other interest sensitive                            70        63
 Term insurance and other                                          489       458
                                                              --------  --------
Total Individual Life                                              575       536
                                                              --------  --------
Other                                                              721       810
                                                              --------  --------
                                                       TOTAL    $8,209    $7,406
                                                              --------  --------

The liability for other policyholder funds and benefits payable by segment/product is as follows:

                                                              2006       2005
--------------------------------------------------------------------------------
LIFE
RETAIL
 Individual annuity -- variable                                $5,675     $7,030
 Individual annuity -- fixed                                    9,326      9,260
 Other                                                              7          9
                                                            ---------  ---------
                                              TOTAL RETAIL     15,008     16,299
                                                            ---------  ---------
RETIREMENT PLANS
 401(k)                                                         1,257      1,181
 Governmental                                                   4,287      4,013
                                                            ---------  ---------
                                    TOTAL RETIREMENT PLANS      5,544      5,194
                                                            ---------  ---------

                                                              2006       2005
--------------------------------------------------------------------------------
INSTITUTIONAL
 Structured settlements                                         1,968      1,727
 Stable value/Funding agreements                                6,169      4,142
 GICs                                                           2,875      3,117
 SPIA                                                             141         --
 PPLI                                                             235        231
 Institutional annuities                                           13         11
                                                            ---------  ---------
                                       TOTAL INSTITUTIONAL     11,401      9,228
                                                            ---------  ---------
INDIVIDUAL LIFE
 Variable universal life                                          515        474
 Universal life/other interest sensitive                        4,117      3,793
 Other                                                            214        215
                                                            ---------  ---------
                                     TOTAL INDIVIDUAL LIFE      4,846      4,482
                                                            ---------  ---------
Other                                                           3,392      3,196
                                                            ---------  ---------
                                                TOTAL LIFE    $40,191    $38,399
                                                            ---------  ---------

NOTE 11. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Hartford is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Hartford accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of The Hartford.

The Hartford is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds and structured settlements. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford was not joined as a defendant in the action, which has since settled. Since the filing of the NYAG Complaint, several private actions have been filed against the Company asserting claims arising from the allegations of the NYAG Complaint.

The Hartford is also a defendant in a multidistrict litigation in federal district court in New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to alleged conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company and various of its subsidiaries are named in both complaints. The actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits complaint, claims under ERISA arising from conduct similar to that alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. On October 3, 2006, the court denied in part the defendants' motions to dismiss the two consolidated amended complaints but found the complaints deficient in other respects and ordered the plaintiffs to file supplemental pleadings. The plaintiffs' motions for class certification are pending. The Company also has been named in two similar actions filed in state courts, which the defendants have removed to federal court. Those actions currently are transferred to the court presiding over the multidistrict litigation. The Company disputes the allegations in all of these actions and intends to defend the actions vigorously. In addition, the Company was joined as a defendant in an action by the California Commissioner of Insurance alleging similar conduct by various insurers in connection with the sale of group benefits products. The Commissioner's action asserted claims under California insurance law and sought injunctive relief only. The Company has settled the Commissioner's action.

Additional complaints may be filed against the Company in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Company's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that the Company may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

REGULATORY DEVELOPMENTS

In June 2004, the Company received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, the Company has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, the Company has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Company may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. In addition, the Company has received a request for information from the New York Attorney General's Office concerning the Company's compensation arrangements in connection with the administration of workers compensation plans. The Company intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding broker compensation issues in its Property & Casualty and Group Benefits operations.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including the Company, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Company was not joined as a defendant in the action, which has since settled. Although no regulatory action has been initiated against the Company in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against the Company or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company.

On October 29, 2004, the New York Attorney General's Office informed the Company that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of the Company, of 217,074 shares of the Company's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Company has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, the Company has determined that Mr. Marra complied with the Company's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Company continues to cooperate fully with these regulators in these matters.

The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in terminal and maturity funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.

On May 10, 2006, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office and the Connecticut Attorney General's Office to resolve the outstanding investigations by these parties regarding The Hartford's use of expense reimbursement agreements in its terminal and maturity funding group annuity line of business. Under the terms of the Agreement, The Hartford paid $20, of which $16.1 was paid to certain plan sponsors that purchased terminal or maturity funding annuities between January 1, 1998 and December 31, 2004, with the balance of $3.9 divided equally between the states of New York and Connecticut. Also pursuant to the terms of the Agreement, The Hartford accepted a three-year prohibition on the use of contingent compensation in its terminal and maturity funding group annuity line of business. The costs associated with the settlement had already been accounted for in reserves previously established by The Hartford.

On November 8, 2006, the SEC issued an Order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolved the SEC's Division of Enforcement's investigation of aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. Under the terms of the settlement, The Hartford has paid $55 to mutual funds that participated in The Hartford program for directed brokerage in recognition of mutual fund sales, $40 of which represents disgorgement and $15 of which represents civil penalties. The costs associated with the settlement had already been accounted for in reserves previously established by The Hartford.

The SEC's Division of Enforcement and the New York Attorney General's office are investigating the Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against the Hartford with respect to certain owners of older variable annuity contracts, the Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's market timing investigations have not resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these matters. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83, after-tax, none of which was attributed to the Company, for the market timing matters. Hartford Life's reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to Hartford Life from these matters. However, the ultimate liability of the Company is not reasonably estimable at this time.

On June 23, 2005, the Company received a subpoena from the New York Attorney General's Office requesting information relating to purchases of the Company's variable annuity products, or exchanges of other products for the Company's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, the Company received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into the Company's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Company is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the Connecticut Attorney General's Office in these matters.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $35, $35, and $36 for the years ended December 31, 2006, 2005 and 2004, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which lease expires on December 31, 2009, amounted to approximately $27, $27 and $15 for the years ended December 31, 2006, 2005 and 2004, respectively.

Future minimum rental commitments on all operating leases are as follows:

2007                                                                         $32
2008                                                                          28
2009                                                                          24
2010                                                                          21
2011                                                                           4
Thereafter                                                                     4
                                                                          ------
                                                                   TOTAL    $113
                                                                          ------

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as all other tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

UNFUNDED COMMITMENTS

At December 31, 2006, the Company has outstanding commitments totaling $798, of which $540 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of

Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2006 and 2005, the liability balance was $4 and $15, respectively. As of December 31, 2006 and 2005, $13 and $13, respectively, related to premium tax offsets were included in other assets.

NOTE 12. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                        2006         2005             2004
--------------------------------------------------------------------------------
Current                                  $115          $71             $(34)
Deferred                                  (12)         136               63
                                       ------       ------            -----
                   INCOME TAX EXPENSE    $103         $207              $29
                                       ------       ------            -----

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2006         2005         2004
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                              $292         $391         $354
Dividends received deduction                 (174)        (184)        (132)
IRS audit settlement                           --           --         (191)
Foreign related investments                   (10)          (2)          (2)
Other                                          (5)           2           --
                                           ------       ------       ------
                                    TOTAL    $103         $207          $29
                                           ------       ------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2006            2005
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs and
 reserves                                              $568            $581
Investment-related items and other                      179              --
NOL carryover                                            --              13
Minimum tax credit                                      217             191
Foreign tax credit carryovers                             7              31
Other                                                    --              30
                       TOTAL DEFERRED TAX ASSETS        971             846
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,252)           (977)
Net unrealized gains on equity securities              (169)           (291)
Employee benefits                                       (39)            (15)
Investment related items and other                       --             (79)
Other                                                    (2)             --
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,462)         (1,362)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET/(LIABILITY)      $(491)          $(516)
                                                  ---------       ---------

The Company had current federal income tax (payable) receivable of $(78) and $199 as of December 31, 2006 and 2005, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $88 as of December 31, 2005. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company distributed the entire balance in 2006 thereby permanently eliminating the potential tax of $31.

NOTE 13. DEBT

CONSUMER NOTES

On September 8, 2006, Hartford Life Insurance Company filed a shelf registration statement with the SEC (Registration Statement No. 333-137215), effective immediately, for the offering and sale of Hartford Life Income NotesSM and Hartford Life medium-term notes (collectively called "Consumer Notes"). There are no limitations on the ability to issue additional indebtedness in the form of Hartford Life Income NotesSM and Hartford Life medium-term notes.

Institutional Solutions Group began issuing Consumer Notes through its Retail Investor Notes Program in September 2006. A Consumer Note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. In addition, discount notes, amortizing notes and indexed notes may also be offered and issued. Consumer Notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer Notes are offered weekly with maturities up to 30 years and varying interest rates and may include a call provision. Certain Consumer Notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits equal to the greater of $1 or 1% of the aggregate principal amount of the notes and $250 thousand per individual, respectively. Derivative instruments will be utilized to hedge the Company's exposure to interest rate risk in accordance with Company policy.

As of December 31, 2006, $258 of Consumer Notes had been issued. These notes have interest rates ranging from 5.0% to 6.0% for fixed notes and consumer price index plus 175 basis points to 225 basis points for variable notes. The aggregate maturities of Consumer Notes are as follows: $230 in 2008, $10 in 2009, $18 in 2011. For the year ended December 31, 2006 interest credited to holders of Consumer Notes was $2.

NOTE 14. STATUTORY RESULTS

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2006          2005          2004
--------------------------------------------------------------------------------
Statutory net income                            $419          $185          $536
                                             -------       -------       -------
Statutory capital and surplus                 $3,275        $3,034        $3,191
                                             -------       -------       -------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2006, the maximum amount of statutory dividends which may be paid by the Company in 2007, without prior approval, is $549.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 15. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $22, $21 and $20 in 2006, 2005 and 2004, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to the Company for this plan was approximately $9, $8 and $8 for the years ended December 31, 2006, 2005 and 2004, respectively.

NOTE 16. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan.

The Hartford has two primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. The Hartford typically issues new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $30 million, $24 million and $16 million for the years ended December 31, 2006, 2005 and 2004, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $11, $8 and $6 for the years ended December 31, 2006, 2005 and 2004, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

STOCK PLAN

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. For the year ended December 31, 2005, the Company would have recognized an immaterial increase in net income if it had been accelerating expense for all awards to retirement-eligible employees entitled to accelerated vesting. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

STOCK OPTION AWARDS

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2006, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

SHARE AWARDS

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

EMPLOYEE STOCK PURCHASE PLAN

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the quarter. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of three-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

NOTE 17. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. As of December 31, 2006 and 2005, the Company had $1.5 billion and $1.3 billion, respectively, of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2006, 2005, and 2004, the Company recorded earned premiums of $69, $89, and $76 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI automatically ceded 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 through September 2005 that were otherwise not reinsured. The Company and HLAI, in total, ceded approximately $120 of premiums to HLA during this period. During September 2005, the Company and HLAI recaptured this indemnity reinsurance arrangement from HLA. The Company and HLAI, combined, paid cash of $63, received hedging assets with a fair value of $182 and extinguished a reinsurance recoverable liability of $36, resulting in a capital contribution of $117.

During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2006, $1.7 billion of the account value had been assumed by the Company.

Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date HLAI received fees collected since inception by HLIKK related to the in-force riders of $25.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. On the date of the recapture, HLAI forgave the reinsurance derivative asset of $110 and paid HLIKK $38. The net result of the recapture was recorded as a dividend of $93, after-tax. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI.

While the form of the Reinsurance Agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the Reinsurance Agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in earnings. The methodology for calculating the value of the reinsurance derivative is consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese Yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to the results of operations.

The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2006 and 2005, the fair value of the reinsurance derivative was an asset of $119 and $72, respectively. During the year ended December 31, 2006, the Company recorded a net capital contribution of $74 (including the net result of the recapture) and a pre-tax realized loss of $53, representing the change in fair value of the reinsurance derivative. (Included in the 2006 pre-tax loss amounts was a net $60 of losses related to changes in policyholder behavior assumptions and modeling refinements made by the Company during the year ended December 31, 2006.) During the year ended December 31, 2005, the Company recorded a net capital contribution of $2 and a pre-tax realized gain of $113, representing the change in fair value of the reinsurance derivative.

The contracts underlying the GMIB reinsurance contract are "in the money" if the contract holder's guaranteed remaining balance ("GRB") is greater than the account value. For contracts that were "in the money" the Company's exposure, as of December 31, 2006 and 2005, was $0 and $1, respectively. However, the only way the contract holder can monetize the excess of the GRB over the account value of the contract is upon annuitization and the amount to be paid by the Company will be in the form of a lump sum, or alternatively, over the annuity period. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more than $0.

The Reinsurance Agreement for GMDB business is accounted for under SOP 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". As of December 31, 2006 the liability for the assumed reinsurance of the GMDB and the net amount at risk was immaterial.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

NOTE 18. QUARTERLY RESULTS FOR 2006 AND 2005 (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                 MARCH 31,                   JUNE 30,                  SEPTEMBER 30,               DECEMBER 31,
                            2006          2005          2006          2005          2006          2005          2006          2005
------------------------------------------------------------------------------------------------------------------------------------
Revenues                    $1,623        $1,440        $1,272        $1,400        $1,523        $1,521        $1,671        $1,543
Benefits, claims and
 expenses                    1,286         1,118         1,198         1,172         1,259         1,210         1,512         1,275
Net income                     259           241            93           180           231           247           148           248
                           -------       -------       -------       -------       -------       -------       -------       -------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Form of the Sales Agreement.(2)
       (4)    Individual Flexible Premium Variable Annuity Contract.(3)
       (5)    Form of Application.(3)
       (6)    (a) Articles of Incorporation of Hartford.(4)
              (b) Bylaws of Hartford.(5)
       (7)    Form of Reinsurance Agreement.(6)
       (8)    Form of Share Purchase Agreement by the registrant and Dean Witter
              Select Dimensions Investment Series.(1)
       (9)    Opinion and Consent of Richard J. Wirth, Senior Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80738, dated May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-80738, dated May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-101923, filed on April 5, 2004.

(4) Incorporated by reference to Post Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(5) Incorporated by reference to Post Effective Amendment No. 12, to the Registration Statement File No. 333-69485, filed on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement, File No. 33-73570 filed on April 12, 1999.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
Lynn R. Banziruk                    Assistant Vice President
David G. Bedard                     Senior Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Chris Chaia                         Assistant Vice President
Kathleen C. Ciullo                  Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Joseph G. Eck                       Vice President
Stephen J. Ellis                    Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
John F. Kennedy                     Assistant Vice President
Paula Knake                         Assistant Vice President
Diane Krajewski                     Assistant Vice President
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Jamie Ohl                           Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Roberts                      Vice President
Stephen Roche                       Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Executive Vice President, Director*
Richard J. Wirth                    Assistant Vice President
Neal S. Wolin                       Executive Vice President and General Counsel
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*   Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, File No. 333-119414, filed on April 9, 2007.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2007, there were 4,188 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

     Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                      POSITIONS AND OFFICES
NAME                                                     WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------
Tamara L. Fagely           Chief Financial Officer
Stephen T. Joyce           Senior Vice President
Thomas M. Marra            Director
Martin A. Swanson          Vice President
John C. Waters             Chief Executive Officer, Director
William Wilcox             Chief Legal Officer, Chief Compliance Officer, Secretary

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the Variable Annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 9th day of April, 2007.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra
       -----------------------------------
       Thomas M. Marra,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President, Director*
Stephen T. Joyce, Senior Vice President, Director*
Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Thomas A. Marra, President, Chief Executive Officer, Chairman of
 the Board, Director*
Ernest M. McNeill, Jr., Senior Vice President, Chief Accounting
 Officer*
John C. Walters, Executive Vice President,
  Director*                                                        *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President,                            Richard J. Wirth
  Director*                                                               Attorney-in-Fact
David M. Znamierowski, Executive Vice President, Chief Investment  Date:  April 9, 2007
 Officer, Director*

333-101927

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Senior Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.